Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 30, 2012
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	USB
Entity Registrant Name	US BANCORP \DE\
Entity Central Index Key	0000036104
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		1,863,384,793
Entity Public Float			$ 60.8

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and due from banks	$ 8,252		$ 13,962
Investment securities
Held-to-maturity (fair value $34,952 and $19,216, respectively; including $1,482 and $155 pledged as collateral, respectively)	34,389	[1]	18,877	[1]
Available-for-sale ($1,906 and $6,831 pledged as collateral, respectively)	40,139	[1]	51,937	[1]
Loans held for sale (included $7,957 and $6,925 of mortgage loans carried at fair value, respectively)	7,976		7,156
Loans
Commercial	66,223		56,648
Commercial real estate	36,953		35,851
Residential mortgages	44,018		37,082
Credit Card	17,115		17,360
Other retail	47,712		48,107
Total loans, excluding covered loans	212,021		195,048
Covered loans	11,308		14,787
Total loans	223,329		209,835
Less allowance for loan losses	(4,424)		(4,753)
Net loans	218,905		205,082
Premises and equipment	2,670		2,657
Goodwill	9,143		8,927
Other intangible assets	2,706		2,736
Other assets	29,675		28,788
Total assets	353,855		340,122
Deposits
Noninterest-bearing	74,172		68,579
Interest-bearing	145,972		134,757
Time deposits greater than $100,000	29,039		27,549
Total deposits	249,183		230,885
Short-term borrowings	26,302		30,468
Long-term debt	25,516		31,953
Other liabilities	12,587		11,845
Total liabilities	313,588		305,151
Shareholders' equity
Preferred stock	4,769		2,606
Common stock, par value $0.01 a share - authorized: 4,000,000,000 shares; issued: 2012 and 2011 - 2,125,725,742 shares	21		21
Capital surplus	8,201		8,238
Retained earnings	34,720		30,785
Less cost of common stock in treasury: 2012 - 256,294,227 shares; 2011 - 215,904,019 shares	(7,790)		(6,472)
Accumulated other comprehensive income (loss)	(923)		(1,200)
Total U.S. Bancorp shareholders' equity	38,998		33,978
Noncontrolling interests	1,269		993
Total equity	40,267		34,971
Total liabilities and equity	$ 353,855		$ 340,122

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.

Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity securities, fair value	$ 34,952,000,000	$ 19,216,000,000
Held-to-maturity securities, pledged as collateral	1,482,000,000	155,000,000
Available-for-sale securities pledged as collateral	1,906,000,000	6,831,000,000
Mortgage loans, carried at fair value	7,957,000,000	6,925,000,000
Time deposits	$ 100,000	$ 100,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, share-authorized (actual number of shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742	2,125,725,742
Treasury stock, shares(actual number of shares)	256,294,227	215,904,019

Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans	$ 10,558	$ 10,370	$ 10,145
Loans held for sale	282	200	246
Investment securities	1,792	1,820	1,601
Other interest income	251	249	166
Total interest income	12,883	12,639	12,158
Interest Expense
Deposits	691	840	928
Short-term borrowings	442	531	548
Long-term debt	1,005	1,145	1,103
Total interest expense	2,138	2,516	2,579
Net interest income	10,745	10,123	9,579
Provision for credit losses	1,882	2,343	4,356
Net interest income after provision for credit losses	8,863	7,780	5,223
Noninterest Income
Credit and debit card revenue	892	1,073	1,091
Corporate payment products revenue	744	734	710
Merchant processing services	1,395	1,355	1,253
ATM processing services	346	452	423
Trust and investment management fees	1,055	1,000	1,080
Deposit service charges	653	659	710
Treasury management fees	541	551	555
Commercial products revenue	878	841	771
Mortgage banking revenue	1,937	986	1,003
Investment products fees and commissions	150	129	111
Securities gains (losses), net
Realized gains (losses), net	59	4	13
Total other-than-temporary impairment	(62)	(60)	(157)
Portion of other-than-temporary impairment recognized in other comprehensive income	(12)	25	66
Total securities gains (losses), net	(15)	(31)	(78)
Other	743	1,011	731
Total noninterest income	9,319	8,760	8,360
Noninterest Expense
Compensation	4,320	4,041	3,779
Employee benefits	945	845	694
Net occupancy and equipment	917	999	919
Professional services	530	383	306
Marketing and business development	388	369	360
Technology and communications	821	758	744
Postage, printing and supplies	304	303	301
Other intangibles	274	299	367
Other	1,957	1,914	1,913
Total noninterest expense	10,456	9,911	9,383
Income before income taxes	7,726	6,629	4,200
Applicable income taxes	2,236	1,841	935
Net income	5,490	4,788	3,265
Net (income) loss attributable to noncontrolling interests	157	84	52
Net income attributable to U.S. Bancorp	5,647	4,872	3,317
Net income applicable to U.S. Bancorp common shareholders	$ 5,383	$ 4,721	$ 3,332
Earnings per common share	$ 2.85	$ 2.47	$ 1.74
Diluted earnings per common share	$ 2.84	$ 2.46	$ 1.73
Dividends declared per common share	$ 0.78	$ 0.5	$ 0.2
Average common shares outstanding	1,887	1,914	1,912
Average diluted common shares outstanding	1,896	1,923	1,921

Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 5,490	$ 4,788	$ 3,265
Other Comprehensive Income (Loss)
Changes in unrealized gains and losses on securities available-for-sale	715	920	278
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	12	(25)	(66)
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity	(51)
Changes in unrealized gains (losses) on derivative hedges	(74)	(343)	(383)
Foreign currency translation	14	(16)	24
Reclassification to earnings of realized gains and losses	376	363	365
Unrealized gains (losses) on retirement plans	(543)	(464)	(197)
Income taxes related to other comprehensive income	(172)	(166)	(5)
Total other comprehensive income (loss)	277	269	16
Comprehensive income	5,767	5,057	3,281
Comprehensive (income) loss attributable to noncontrolling interests	157	84	52
Comprehensive income attributable to U.S. Bancorp	$ 5,924	$ 5,141	$ 3,333

Consolidated Statement of Shareholders' Equity (USD $) In Millions	Total	Common Stock [Member]	Preferred Stock [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total U.S. Bancorp Shareholders' Equity [Member]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2009	$ 26,661	$ 21	$ 1,500	$ 8,319	$ 24,116	$ (6,509)	$ (1,484)	$ 25,963	$ 698
Shares, Beginning Balance at Dec. 31, 2009		1,913
Change in accounting principle	(89)				(72)		(1)	(73)	(16)
Net income (loss)	3,265				3,317			3,317	(52)
Other comprehensive income (loss)	16						16	16
Preferred stock dividends	(89)				(89)			(89)
Common stock dividends	(385)				(385)			(385)
Issuance of preferred stock	558		430	10	118			558
Issuance of common and treasury stock	129			(134)		263		129
Issuance of common and treasury stock, shares		9
Purchase of treasury stock	(16)					(16)		(16)
Purchase of treasury stock, shares	(1)	(1)
Distributions to noncontrolling interests	(76)								(76)
Net other changes in noncontrolling interests	249								249
Stock option and restricted stock grants	99			99				99
Ending Balance at Dec. 31, 2010	30,322	21	1,930	8,294	27,005	(6,262)	(1,469)	29,519	803
Shares, Ending Balance at Dec. 31, 2010		1,921
Change in accounting principle	(2)				(2)			(2)
Net income (loss)	4,788				4,872			4,872	(84)
Other comprehensive income (loss)	269						269	269
Preferred stock dividends	(129)				(129)			(129)
Common stock dividends	(961)				(961)			(961)
Issuance of preferred stock	676		676					676
Issuance of common and treasury stock	193			(147)		340		193
Issuance of common and treasury stock, shares		11
Purchase of treasury stock	(550)					(550)		(550)
Purchase of treasury stock, shares	(22)	(22)
Distributions to noncontrolling interests	(80)								(80)
Purchase of noncontrolling interests	(11)			(3)				(3)	(8)
Net other changes in noncontrolling interests	362								362
Stock option and restricted stock grants	94			94				94
Ending Balance at Dec. 31, 2011	34,971	21	2,606	8,238	30,785	(6,472)	(1,200)	33,978	993
Shares, Ending Balance at Dec. 31, 2011	1,900	1,910
Net income (loss)	5,490				5,647			5,647	(157)
Other comprehensive income (loss)	277						277	277
Preferred stock dividends	(238)				(238)			(238)
Common stock dividends	(1,474)				(1,474)			(1,474)
Issuance of preferred stock	2,163		2,163					2,163
Issuance of common and treasury stock	441			(119)		560		441
Issuance of common and treasury stock, shares		18
Purchase of treasury stock	(1,878)					(1,878)		(1,878)
Purchase of treasury stock, shares	(59)	(59)
Distributions to noncontrolling interests	(76)								(76)
Net other changes in noncontrolling interests	509								509
Stock option and restricted stock grants	82			82				82
Ending Balance at Dec. 31, 2012	$ 40,267	$ 21	$ 4,769	$ 8,201	$ 34,720	$ (7,790)	$ (923)	$ 38,998	$ 1,269
Shares, Ending Balance at Dec. 31, 2012	1,900	1,869

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,647	$ 4,872	$ 3,317
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	1,882	2,343	4,356
Depreciation and amortization of premises and equipment	287	266	229
Amortization of intangibles	274	299	367
Provision for deferred income taxes	49	748	(370)
(Gain) loss on sale of loans held for sale	(2,889)	(860)	(1,289)
(Gain) loss on sale of securities and other assets	(242)	(25)	29
Loans originated for sale in the secondary market, net of repayments	(81,219)	(46,366)	(53,614)
Proceeds from sales of loans held for sale	82,302	48,094	50,721
Other, net	1,867	449	1,495
Net cash provided by operating activities	7,958	9,820	5,241
Investing Activities
Proceeds from sales of available-for-sale investment securities	2,060	1,018	1,212
Proceeds from maturities of held-to-maturity investment securities	6,336	1,404	167
Proceeds from maturities of available-for-sale investment securities	15,374	12,713	16,068
Purchases of held-to-maturity investment securities	(10,247)	(18,500)	(1,010)
Purchases of available-for-sale investment securities	(16,605)	(13,229)	(24,025)
Net increase in loans outstanding	(15,158)	(13,418)	(6,322)
Proceeds from sales of loans	1,895	820	1,829
Purchases of loans	(2,741)	(3,078)	(4,278)
Acquisitions, net of cash acquired	94	636	923
Other, net	(1,261)	(1,070)	(936)
Net cash used in investing activities	(20,253)	(32,704)	(16,372)
Financing Activities
Net increase in deposits	18,050	24,846	20,527
Net increase (decrease) in short-term borrowings	(4,167)	(2,205)	592
Proceeds from issuance of long-term debt	4,966	3,611	7,044
Principal payments or redemption of long-term debt	(11,415)	(3,300)	(8,394)
Fees paid on exchange of income trust securities for perpetual preferred stock			(4)
Proceeds from issuance of preferred stock	2,163	676
Proceeds from issuance of common stock	395	180	119
Repurchase of common stock	(1,856)	(514)
Cash dividends paid on preferred stock	(204)	(118)	(89)
Cash dividends paid on common stock	(1,347)	(817)	(383)
Net cash provided by financing activities	6,585	22,359	19,412
Change in cash and due from banks	(5,710)	(525)	8,281
Cash and due from banks at beginning of period	13,962	14,487	6,206
Cash and due from banks at end of period	8,252	13,962	14,487
Supplemental Cash Flow Disclosures
Cash paid for income taxes	1,469	495	424
Cash paid for interest	2,218	2,563	2,631
Net noncash transfers to foreclosed property	564	702	1,384
Noncash transfer of investment securities available-for-sale to held-to-maturity	11,705
Acquisitions
Assets (sold) acquired	194	1,761	(14)
Liabilities sold (assumed)	(260)	(2,100)	(907)
Net	$ (66)	$ (339)	$ (921)

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
NOTE 1	Significant Accounting Policies

U.S. Bancorp is a multi-state financial services holding company headquartered in Minneapolis, Minnesota. U.S. Bancorp and its subsidiaries (the “Company”) provide a full range of financial services, including lending and depository services through banking offices principally in the Midwest and West regions of the United States. The Company also engages in credit card, merchant, and ATM processing, mortgage banking, insurance, trust and investment management, brokerage, and leasing activities principally in domestic markets.

Basis of Presentation The consolidated financial statements include the accounts of the Company and its subsidiaries and all variable interest entities (“VIEs”) for which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or right to receive benefits of the VIE that could potentially be significant to the VIE. Consolidation eliminates all significant intercompany accounts and transactions. Certain items in prior periods have been reclassified to conform to the current presentation.

Uses of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual experience could differ from those estimates.

Business Segments

Within the Company, financial performance is measured by major lines of business based on the products and services provided to customers through its distribution channels. The Company has five reportable operating segments:

Wholesale Banking and Commercial Real Estate Wholesale Banking and Commercial Real Estate offers lending, equipment finance and small-ticket leasing, depository services, treasury management, capital markets, international trade services and other financial services to middle market, large corporate, commercial real estate, financial institution and public sector clients.

Consumer and Small Business Banking Consumer and Small Business Banking delivers products and services through banking offices, telephone servicing and sales, on-line services, direct mail, ATM processing and over mobile devices, such as mobile phones and tablet computers. It encompasses community banking, metropolitan banking, in-store banking, small business banking, consumer lending, mortgage banking, workplace banking, student banking and 24-hour banking.

Wealth Management and Securities Services Wealth Management and Securities Services provides private banking, financial advisory services, investment management, retail brokerage services, insurance, trust, custody and fund servicing through five businesses: Wealth Management, Corporate Trust Services, U.S. Bancorp Asset Management, Institutional Trust & Custody and Fund Services.

Payment Services Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate and purchasing card services, consumer lines of credit and merchant processing.

Treasury and Corporate Support Treasury and Corporate Support includes the Company’s investment portfolios, most covered commercial and commercial real estate loans and related other real estate owned (“OREO”), funding, capital management, interest rate risk management, the net effect of transfer pricing related to average balances and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.

Segment Results Accounting policies for the lines of business are the same as those used in preparation of the consolidated financial statements with respect to activities specifically attributable to each business line. However, the preparation of business line results requires management to allocate funding costs and benefits, expenses and other financial elements to each line of business. For details of these methodologies and segment results, see “Basis for Financial Presentation” and Table 24 “Line of Business Financial Performance” included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

Securities

Realized gains or losses on securities are determined on a trade date basis based on the specific amortized cost of the investments sold.

Trading Securities Debt and equity securities held for resale are classified as trading securities and are included in other assets and reported at fair value. Changes in fair value and realized gains or losses are reported in noninterest income.

Available-for-sale Securities These securities are not trading securities but may be sold before maturity in response to changes in the Company’s interest rate risk profile, funding needs, demand for collateralized deposits by public entities or other reasons. Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within other comprehensive income (loss) in shareholders’ equity. Declines in fair value related to other-than-temporary impairment, if any, are reported in noninterest income.

Held-to-maturity Securities Debt securities for which the Company has the positive intent and ability to hold to maturity are reported at historical cost adjusted for amortization of premiums and accretion of discounts. Declines in fair value related to other-than-temporary impairment, if any, are reported in noninterest income.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were acquired or sold, plus accrued interest. The fair value of collateral received is continually monitored and additional collateral is obtained or requested to be returned to the Company as deemed appropriate.

Equity Investments in Operating Entities

Equity investments in public entities in which the Company’s ownership is less than 20 percent are accounted for as available-for-sale securities and are carried at fair value. Similar investments in private entities are accounted for using the cost method. Investments in entities where the Company has a significant influence (generally between 20 percent and 50 percent ownership) but does not control the entity are accounted for using the equity method. Investments in limited partnerships and limited liability companies where the Company’s ownership interest is greater than 5 percent are accounted for using the equity method. All equity investments are evaluated for impairment at least annually and more frequently if certain criteria are met.

Loans

The Company offers a broad array of lending products and categorizes its loan portfolio into three segments, which is the level at which it develops and documents a systematic methodology to determine the allowance for credit losses. The Company’s three loan portfolio segments are commercial lending, consumer lending and covered loans. The Company further disaggregates its loan portfolio segments into various classes based on their underlying risk characteristics. The two classes within the commercial lending segment are commercial loans and commercial real estate loans. The three classes within consumer lending are residential mortgages, credit card loans and other retail loans. The covered loan segment consists of only one class.

The Company’s accounting methods for loans differ depending on whether the loans are originated or purchased, and for purchased loans, whether the loans were acquired at a discount related to evidence of credit deterioration since date of origination.

Originated Loans Held for Investment Loans the Company originates as held for investment are reported at the principal amount outstanding, net of unearned income, net deferred loan fees or costs, and any direct principal charge-offs. Interest income is accrued on the unpaid principal balances as earned. Loan and commitment fees and certain direct loan origination costs are deferred and recognized over the life of the loan and/or commitment period as yield adjustments.

Purchased Loans All purchased loans (non-impaired and impaired) acquired after January 1, 2009 are initially measured at fair value as of the acquisition date in accordance with applicable authoritative accounting guidance. Credit discounts are included in the determination of fair value. An allowance for credit losses is not recorded at the acquisition date for loans purchased after January 1, 2009. In accordance with applicable authoritative accounting guidance, purchased non-impaired loans acquired in a business combination prior to January 1, 2009 were generally recorded at the predecessor’s carrying value including an allowance for credit losses.

In determining the acquisition date fair value of purchased impaired loans, and in subsequent accounting, the Company generally aggregates purchased consumer loans and certain smaller balance commercial loans into pools of loans with common risk characteristics, while accounting for larger balance commercial loans individually. Expected cash flows at the purchase date in excess of the fair value of loans are recorded as interest income over the life of the loans if the timing and amount of the future cash flows is reasonably estimable. Subsequent to the purchase date, increases in cash flows over those expected at the purchase date are recognized as interest income prospectively. The present value of any decreases in expected cash flows, other than from decreases in variable interest rates, after the purchase date is recognized by recording an allowance for credit losses. Revolving loans, including lines of credit and credit cards loans, and leases are excluded from purchased impaired loans accounting.

For purchased loans acquired after January 1, 2009 that are not deemed impaired at acquisition, credit discounts representing the principal losses expected over the life of the loan are a component of the initial fair value. Subsequent to the purchase date, the methods utilized to estimate the required allowance for credit losses for these loans is similar to originated loans; however, the Company records a provision for credit losses only when the required allowance exceeds any remaining credit discounts. The remaining differences between the purchase price and the unpaid principal balance at the date of acquisition are recorded in interest income over the life of the loans.

Covered Assets Loans covered under loss sharing or similar credit protection agreements with the Federal Deposit Insurance Corporation (“FDIC”) are reported in loans along with the related indemnification asset. Foreclosed real estate covered under similar agreements is recorded in other assets. In accordance with applicable authoritative accounting guidance effective for the Company beginning January 1, 2009, all purchased loans and related indemnification assets are recorded at fair value at date of purchase.

In October 2012, the Financial Accounting Standards Board issued accounting guidance, which the Company will adopt January 1, 2013, applicable to indemnification assets related to FDIC loss-sharing agreements. The guidance requires any reduction in expected cash flows from the FDIC resulting from increases in expected cash flows of the covered assets (when there are no previous valuation allowances to reverse) to be amortized over the shorter of the remaining contractual term of the indemnification agreements or the remaining life of the covered assets. Prior to the 2013 adoption of this guidance, the Company has amortized decreases in expected cash flows from the FDIC over the expected life of the covered assets. The Company does not expect adopting this guidance will materially affect its financial statements.

Commitments to Extend Credit Unfunded commitments for residential mortgage loans intended to be held for sale are considered derivatives and recorded on the balance sheet at fair value with changes in fair value recorded in income. All other unfunded loan commitments are not considered derivatives. For loans purchased after January 1, 2009, the fair value of the unfunded credit commitments is considered in the determination of the fair value of the loans recorded at the date of acquisition. Reserves for credit exposure on all other unfunded credit commitments are recorded in other liabilities.

Allowance for Credit Losses The allowance for credit losses reserves for probable and estimable losses incurred in the Company’s loan and lease portfolio and includes certain amounts that do not represent loss exposure to the Company because those losses are recoverable under loss sharing agreements with the FDIC. The allowance for credit losses is increased through provisions charged to operating earnings and reduced by net charge-offs. Management evaluates the allowance each quarter to ensure it appropriately reserves for incurred losses.

The allowance recorded for loans in the commercial lending segment is based on reviews of individual credit relationships and considers the migration analysis of commercial lending segment loans and actual loss experience. The Company currently uses a 12-year period of historical losses in considering actual loss experience, because it believes that period best reflects the losses incurred in the portfolio. This timeframe and the results of the analysis are evaluated quarterly to determine if they are appropriate. The allowance recorded for impaired loans greater than $5 million in the commercial lending segment is based on an individual loan analysis utilizing expected cash flows discounted using the original effective interest rate, the observable market price, or the fair value of the collateral for collateral-dependent loans. The allowance recorded for all other commercial lending segment loans is determined on a homogenous pool basis and includes consideration of product mix, risk characteristics of the portfolio, bankruptcy experience, and historical losses, adjusted for current trends. The Company also considers the impacts of any loan modifications made to commercial lending segment loans and any subsequent payment defaults to its expectations of cash flows, principal balance, and current expectations about the borrower’s ability to pay in determining the allowance for credit losses.

The allowance recorded for purchased impaired and Troubled Debt Restructuring (“TDR”) loans in the consumer lending segment is determined on a homogenous pool basis utilizing expected cash flows discounted using the original effective interest rate of the pool. The allowance for collateral-dependent loans in the consumer lending segment is determined based on the fair value of the collateral. The allowance recorded for all other consumer lending segment loans is determined on a homogenous pool basis and includes consideration of product mix, risk characteristics of the portfolio, bankruptcy experience, delinquency status, refreshed loan-to-value ratios when possible, portfolio growth and historical losses, adjusted for current trends. The Company also considers any modifications made to consumer lending segment loans including the impacts of any subsequent payment defaults since modification in determining the allowance for credit losses, such as the borrower’s ability to pay under the restructured terms, and the timing and amount of payments.

The allowance for the covered loan segment is evaluated each quarter in a manner similar to that described for non-covered loans and represents any decreases in expected cash flows of those loans after the acquisition date. The provision for credit losses for covered loans considers the indemnification provided by the FDIC.

In addition, subsequent payment defaults on loan modifications considered TDRs are considered in the underlying factors used in the determination of the appropriateness of the allowance for credit losses. For each loan segment, the Company estimates future loan charge-offs through a variety of analysis, trends and underlying assumptions. With respect to the commercial lending segment, TDRs may be collectively evaluated for impairment where observed performance history, including defaults, is a primary driver of the loss allocation. For commercial TDRs individually evaluated for impairment, attributes of the borrower are the primary factors in determining the allowance for credit losses. However, incorporation of loss history is factored into the allowance methodology applied to this category of loans. With respect to the consumer lending segment, performance of the portfolio, including defaults on TDRs, is considered when estimating future cash flows.

The Company’s methodology for determining the appropriate allowance for credit losses for all the loan segments also considers the imprecision inherent in the methodologies used. As a result, in addition to the amounts determined under the methodologies described above, management also considers the potential impact of other qualitative factors which include, but are not limited to, economic factors; geographic and other concentration risks; delinquency and nonaccrual trends; current business conditions; changes in lending policy, underwriting standards, internal review and other relevant business practices; and the regulatory environment. The consideration of these items results in adjustments to allowance amounts included in the Company’s allowance for credit losses for each of the above loan segments.

The Company also assesses the credit risk associated with off-balance sheet loan commitments, letters of credit, and derivatives. Credit risk associated with derivatives is reflected in the fair values recorded for those positions. The liability for off-balance sheet credit exposure related to loan commitments and other credit guarantees is included in other liabilities. Because business processes and credit risks associated with unfunded credit commitments are essentially the same as for loans, the Company utilizes similar processes to estimate its liability for unfunded credit commitments.

Credit Quality The quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company.

For all loan classes, loans are considered past due based on the number of days delinquent except for monthly amortizing loans which are classified delinquent based upon the number of contractually required payments not made (for example, two missed payments is considered 30 days delinquent).

Commercial lending segment loans are generally placed on nonaccrual status when the collection of principal and interest has become 90 days past due or is otherwise considered doubtful. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Commercial lending segment loans are generally fully or partially charged down to the fair value of the collateral securing the loan, less costs to sell, when the loan is considered uncollectible.

Consumer lending segment loans are generally charged-off at a specific number of days or payments past due. Residential mortgages and other retail loans secured by 1-4 family properties are generally charged down to the fair value of the collateral securing the loan, less costs to sell, at 180 days past due, and placed on nonaccrual status in instances where a partial charge-off occurs unless the loan is well secured and in the process of collection. Loans and lines in a junior lien position secured by 1-4 family properties are placed on nonaccrual status at 120 days past due or when behind a first lien that has become 180 days or greater past due or placed on nonaccrual status. Any secured consumer lending segment loan whose borrower has had debt discharged through bankruptcy, for which the loan amount exceeds the fair value of the collateral, is charged down to the fair value of the related collateral and the remaining balance is placed on nonaccrual status. Credit card loans continue to accrue interest until the account is charged off. Credit cards are charged off at 180 days past due. Other retail loans not secured by 1-4 family properties are charged-off at 120 days past due; and revolving consumer lines are charged off at 180 days past due. Similar to credit cards, other retail loans are generally not placed on nonaccrual status because of the relative short period of time to charge-off. Certain retail customers having financial difficulties may have the terms of their credit card and other loan agreements modified to require only principal payments and, as such, are reported as nonaccrual.

For all loan classes, interest payments received on nonaccrual loans are generally recorded as a reduction to the loan carrying amount. Interest payments are generally recorded as reductions to a loan’s carrying amount while a loan is on nonaccrual and are recognized as interest income upon payoff of the loan. Interest income may be recognized for interest payments if the remaining carrying amount of the loan is believed to be collectible. In certain circumstances, loans in any class may be restored to accrual status, such as when a loan has demonstrated sustained repayment performance or no amounts are past due and prospects for future payment are no longer in doubt; or the loan becomes well secured and is in the process of collection. Loans where there has been a partial charge-off may be returned to accrual status if all principal and interest (including amounts previously charged-off) is expected to be collected and the loan is current.

Covered loans not considered to be purchased impaired are evaluated for delinquency, nonaccrual status and charge-off consistent with the class of loan they would be included in had the loss share coverage not been in place. Generally, purchased impaired loans are considered accruing loans. However, the timing and amount of future cash flows for some loans is not reasonably estimable. Those loans are classified as nonaccrual loans and interest income is not recognized until the timing and amount of the future cash flows can be reasonably estimated.

The Company classifies its loan portfolios using internal credit quality ratings on a quarterly basis. These ratings include: pass, special mention and classified, and are an important part of the Company’s overall credit risk management process and evaluation of the allowance for credit losses. Loans with a pass rating represent those not classified on the Company’s rating scale for problem credits, as minimal credit risk has been identified. Special mention loans are those that have a potential weakness deserving management’s close attention. Classified loans are those where a well-defined weakness has been identified that may put full collection of contractual cash flows at risk. It is possible that others, given the same information, may reach different reasonable conclusions regarding the credit quality rating classification of specific loans.

Troubled Debt Restructurings In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. Concessionary modifications are classified as TDRs unless the modification results in only an insignificant delay in payments to be received. The Company recognizes interest on TDRs if the borrower complies with the revised terms and conditions as agreed upon with the Company and has demonstrated repayment performance at a level commensurate with the modified terms over several payment cycles. To the extent a previous restructuring was insignificant, the Company considers the cumulative effect of past restructurings related to the receivable when determining whether a current restructuring is a TDR. Loans classified as TDRs are considered impaired loans for reporting and measurement purposes.

Many of the Company’s TDRs are determined on a case-by-case basis in connection with ongoing loan collection processes. However, the Company has also implemented certain restructuring programs that may result in TDRs.

For the commercial lending segment, modifications generally result in the Company working with borrowers on a case-by-case basis. Commercial and commercial real estate modifications generally include extensions of the maturity date and may be accompanied by an increase or decrease to the interest rate, which may not be deemed a market rate of interest. In addition, the Company may work with the borrower in identifying other changes that mitigate loss to the Company, which may include additional collateral or guarantees to support the loan. To a lesser extent, the Company may waive contractual principal. The Company classifies these concessions as TDRs to the extent the Company determines that the borrower is experiencing financial difficulty.

Modifications for the consumer lending segment are generally part of programs the Company has initiated. The Company participates in the U.S. Department of Treasury Home Affordable Modification Program (“HAMP”). HAMP gives qualifying homeowners an opportunity to permanently modify residential mortgage loans and achieve more affordable monthly payments, with the U.S. Department of Treasury compensating the Company for a portion of the reduction in monthly amounts due from borrowers participating in this program. The Company also modifies residential mortgage loans under Federal Housing Administration, Department of Veterans Affairs, or other internal programs. Under these programs, the Company provides concessions to qualifying borrowers experiencing financial difficulties. The concessions may include adjustments to interest rates, conversion of adjustable rates to fixed rates, extension of maturity dates or deferrals of payments, capitalization of accrued interest and/or outstanding advances, or in limited situations, partial forgiveness of loan principal. In most instances, participation in residential mortgage loan restructuring programs requires the customer to complete a short-term trial period. A permanent loan modification is contingent on the customer successfully completing the trial period arrangement and the loan documents are not modified until that time. The Company reports loans in a trial period arrangement as TDRs.

Credit card and other retail loan modifications are generally part of two distinct restructuring programs. The Company offers workout programs providing customers experiencing financial difficulty with modifications whereby balances may be amortized up to 60 months, and generally include waiver of fees and reduced interest rates. The Company also provides modification programs to qualifying customers experiencing a temporary financial hardship in which reductions are made to monthly required minimum payments for up to 12 months. Balances related to these programs are generally frozen, however, accounts may be reopened upon successful exit of the program, in which account privileges may be restored.

In addition, the Company considers secured loans to consumer borrowers that have debt discharged through bankruptcy where the borrower has not reaffirmed the debt to be TDRs.

Modifications to loans in the covered segment are similar in nature to that described above for non-covered loans, and the evaluation and determination of TDR status is similar, except that acquired loans restructured after acquisition are not considered TDRs for purposes of the Company’s accounting and disclosure if the loans evidenced credit deterioration as of the acquisition date and are accounted for in pools. Losses associated with the modification on covered loans, including the economic impact of interest rate reductions, are generally eligible for reimbursement under loss sharing agreements with the FDIC.

Impaired Loans For all loan classes, a loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. Impaired loans include all nonaccrual and TDR loans. For all loan classes, interest income on TDR loans is recognized under the modified terms and conditions if the borrower has demonstrated repayment performance at a level commensurate with the modified terms over several payment cycles. Interest income is generally not recognized on other impaired loans until the loan is paid off. However, interest income may be recognized for interest payments if the remaining carrying amount of the loan is believed to be collectible

Factors used by the Company in determining whether all principal and interest payments due on commercial and commercial real estate loans will be collected and therefore whether those loans are impaired include, but are not limited to, the financial condition of the borrower, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on industry, geographic location and certain financial ratios. The evaluation of impairment on residential mortgages, credit card and other retail loans is primarily driven by delinquency status of individual loans or whether a loan has been modified. Individual covered loans, whose future losses are covered by loss sharing agreements with the FDIC that substantially reduce the risk of credit losses to the Company, are evaluated for impairment and accounted for in a manner consistent with the class of loan they would have been included in had the loss sharing coverage not been in place.

Leases The Company’s lease portfolio consists of both direct financing and leveraged leases. The net investment in direct financing leases is the sum of all minimum lease payments and estimated residual values, less unearned income. Unearned income is recorded in interest income over the terms of the leases to produce a level yield.

The investment in leveraged leases is the sum of all lease payments, less nonrecourse debt payments, plus estimated residual values, less unearned income. Income from leveraged leases is recognized over the term of the leases based on the unrecovered equity investment.

Residual values on leased assets are reviewed regularly for other-than-temporary impairment. Residual valuations for retail automobile leases are based on independent assessments of expected used car sale prices at the end-of-term. Impairment tests are conducted based on these valuations considering the probability of the lessee returning the asset to the Company, re-marketing efforts, insurance coverage and ancillary fees and costs. Valuations for commercial leases are based upon external or internal management appraisals. When there is impairment of the Company’s interest in the residual value of a leased asset, the carrying value is reduced to the estimated fair value with the writedown recognized in the current period.

Other Real Estate OREO is included in other assets, and is property acquired through foreclosure or other proceedings on defaulted loans. OREO includes properties vacated by the borrower and maintained by the Company, regardless of whether title in the property has transferred to the Company. OREO is initially recorded at fair value, less estimated selling costs. OREO is evaluated regularly and any decreases in value along with holding costs, such as taxes and insurance, are reported in noninterest expense.

Loans Held for Sale

Loans held for sale (“LHFS”) represent mortgage loan originations intended to be sold in the secondary market and other loans that management has an active plan to sell. LHFS are carried at the lower-of-cost-or-fair value as determined on an aggregate basis by type of loan with the exception of loans for which the Company has elected fair value accounting, which are carried at fair value. The credit component of any writedowns upon the transfer of loans to LHFS is reflected in loan charge-offs.

Where an election is made to carry the LHFS at fair value, any further decreases or subsequent increases in fair value are recognized in noninterest income. Where an election is made to carry LHFS at lower-of-cost-or-fair value, any further decreases are recognized in noninterest income and increases in fair value are not recognized until the loans are sold. Fair value elections are made at the time of origination or purchase based on the Company’s fair value election policy.

Derivative Financial Instruments

In the ordinary course of business, the Company enters into derivative transactions to manage its interest rate, prepayment, credit, price and foreign currency risk and to accommodate the business requirements of its customers. Derivative instruments are reported in other assets or other liabilities at fair value. Changes in a derivative’s fair value are recognized currently in earnings unless specific hedge accounting criteria are met.

All derivative instruments that qualify and are designated for hedge accounting are recorded at fair value and classified either as a hedge of the fair value of a recognized asset or liability (“fair value hedge”), a hedge of the variability of cash flows to be received or paid related to a recognized asset or liability or a forecasted transaction (“cash flow hedge”), or a hedge of the volatility of an investment in foreign operations driven by changes in foreign currency exchange rates (“net investment hedge”). Changes in the fair value of a derivative that is highly effective and designated as a fair value hedge, and the offsetting changes in the fair value of the hedged item, are recorded in earnings. Effective changes in the fair value of a derivative designated as a cash flow hedge are recorded in other comprehensive income (loss) until cash flows of the hedged item are realized. Any change in fair value resulting from hedge ineffectiveness is immediately recorded in noninterest income. Effective changes in the fair value of net investment hedges are recorded in other comprehensive income (loss). The Company performs an assessment, both at the inception of a hedge and, at a minimum, on a quarterly basis thereafter, to determine whether derivatives designated as hedging instruments are highly effective in offsetting changes in the value of the hedged items.

If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occuring, whereby the amounts within other comprehensive income (loss) remain.

Revenue Recognition

The Company recognizes revenue as it is earned based on contractual terms, as transactions occur, or as services are provided and collectability is reasonably assured. In certain circumstances, noninterest income is reported net of associated expenses that are directly related to variable volume-based sales or revenue sharing arrangements or when the Company acts on an agency basis for others. Certain specific policies include the following:

Credit and Debit Card Revenue and Corporate Payment Products Revenue Credit and debit card revenue includes interchange income from consumer credit and debit cards, annual fees, and other transaction and account management fees. Corporate payment products revenue primarily includes interchange income from corporate and purchasing card transactions processed through card association networks and merchant discount income from closed loop network transactions. Interchange income is a fee paid by a merchant bank to the card-issuing bank through the interchange network. Interchange fees are set by the credit card associations and are based on cardholder purchase volumes. Merchant discount income is a fee paid by a merchant to the Company through the closed loop network. Merchant discount fees are set by the Company directly with the merchant. The Company records interchange and merchant discount income as transactions occur. Transaction and account management fees are recognized as transactions occur or services are provided, except for annual fees, which are recognized over the applicable period. Volume-related payments to partners and credit card associations and expenses for rewards programs are also recorded within credit and debit card revenue and corporate payment products revenue. Payments to partners and expenses related to rewards programs are recorded when earned by the partner or customer.

Merchant Processing Services Merchant processing services revenue consists principally of transaction and account management fees charged to merchants for the electronic processing of transactions, net of interchange fees paid to the card-issuing bank, card association assessments, and revenue sharing amounts, and is recognized at the time the merchant’s transactions are processed or other services are performed. The Company may enter into revenue sharing agreements with referral partners or in connection with purchases of merchant contracts from sellers. The revenue sharing amounts are determined primarily on sales volume processed or revenue generated for a particular group of merchants. Merchant processing revenue also includes revenues related to point-of-sale equipment recorded as sales when the equipment is shipped or as earned for equipment rentals.

Trust and Investment Management Fees Trust and investment management fees are recognized over the period in which services are performed and are based on a percentage of the fair value of the assets under management or administration, fixed based on account type, or transaction-based fees.

Commercial Products Revenue Commercial products revenue primarily includes revenue related to ancillary services provided to Wholesale Banking and Commercial Real Estate customers including standby letter of credit fees, non-yield related loan fees, capital markets related revenue and non-yield related leasing revenue. These fees are recognized as earned or as transactions occur and services are provided.

Mortgage Banking Revenue Mortgage banking revenue includes revenue derived from mortgages originated and subsequently sold, generally with servicing retained. The primary components include: gains and losses on mortgage sales; servicing revenue, including losses related to the repurchase of previously sold loans; changes in fair value for mortgage loans originated with the intent to sell and measured at fair value under the fair value option; changes in the fair value of mortgage servicing rights (“MSRs”); and the impact of risk management activities associated with the mortgage origination pipeline, funded loans and MSRs. Net interest income from mortgage loans is recorded in interest income. Refer to Other Significant Policies in Note 1, as well as Note 9 and Note 20 for a further discussion of MSRs.

Deposit Service Charges Service charges on deposit accounts are primarily monthly fees based on minimum balances or transaction-based fees. These fees are recognized as earned or as transactions occur and services are provided.

Other Significant Policies

Intangible Assets The price paid over the net fair value of acquired businesses (“goodwill”) is not amortized. Other intangible assets are amortized over their estimated useful lives, using straight-line and accelerated methods. The recoverability of goodwill and other intangible assets is evaluated annually, at a minimum, or on an interim basis if events or circumstances indicate a possible inability to realize the carrying amount. The evaluation includes assessing the estimated fair value of the intangible asset based on market prices for similar assets, where available, and the present value of the estimated future cash flows associated with the intangible asset.

Income Taxes Deferred taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting carrying amounts.

Mortgage Servicing Rights MSRs are capitalized as separate assets when loans are sold and servicing is retained or if they are purchased from others. MSRs are recorded at fair value. The Company determines the fair value by estimating the present value of the asset’s future cash flows utilizing market-based prepayment rates, discount rates, and other assumptions validated through comparison to trade information, industry surveys and independent third party valuations. Changes in the fair value of MSRs are recorded in earnings during the period in which they occur.

Pensions For purposes of its pension plans, the Company utilizes its fiscal year-end as the measurement date. At the measurement date, plan assets are determined based on fair value, generally representing observable market prices or the net asset value provided by the plans’ administrator. The actuarial cost method used to compute the pension liabilities and related expense is the projected unit credit method. The projected benefit obligation is principally determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the investment yield of high quality corporate bonds available in the marketplace with maturities equal to projected cash flows of future benefit payments as of the measurement date. Periodic pension expense (or income) includes service costs, interest costs based on the assumed discount rate, the expected return on plan assets based on an actuarially derived market-related value and amortization of actuarial gains and losses. Pension accounting reflects the long-term nature of benefit obligations and the investment horizon of plan assets, and can have the effect of reducing earnings volatility related to short-term changes in interest rates and market valuations. Actuarial gains and losses include the impact of plan amendments and various unrecognized gains and losses which are deferred and amortized over the future service periods of active employees. The market-related value utilized to determine the expected return on plan assets is based on fair value adjusted for the difference between expected returns and actual performance of plan assets. The unrealized difference between actual experience and expected returns is included in expense over a period of approximately twelve years. The overfunded or underfunded status of the plans is recorded as an asset or liability on the Consolidated Balance Sheet, with changes in that status recognized through other comprehensive income (loss).

Premises and Equipment Premises and equipment are stated at cost less accumulated depreciation and depreciated primarily on a straight-line basis over the estimated life of the assets. Estimated useful lives range up to 40 years for newly constructed buildings and from 3 to 20 years for furniture and equipment.

Capitalized leases, less accumulated amortization, are included in premises and equipment. Capitalized lease obligations are included in long-term debt. Capitalized leases are amortized on a straight-line basis over the lease term and the amortization is included in depreciation expense.

Stock-Based Compensation The Company grants stock-based awards, including restricted stock, restricted stock units and options to purchase common stock of the Company. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Restricted stock and restricted stock unit grants are awarded at no cost to the recipient. Stock-based compensation for awards is recognized in the Company’s results of operations on a straight-line basis over the vesting period. The Company immediately recognizes compensation cost of awards to employees that meet retirement status, despite their continued active employment. The amortization of stock-based compensation reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise or release of restrictions. At the time stock-based awards are exercised, cancelled, expire, or restrictions are released, the Company may be required to recognize an adjustment to tax expense, depending on the market price of the Company’s common stock at that time.

Per Share Calculations Earnings per common share is calculated by dividing net income applicable to U.S. Bancorp common shareholders by the weighted average number of common shares outstanding. Diluted earnings per common share is calculated by adjusting income and outstanding shares, assuming conversion of all potentially dilutive securities.

Business Combinations and Divestitures	12 Months Ended
Dec. 31, 2012
Business Combinations and Divestitures
NOTE 2	Business Combinations and Divestitures

In January 2012, the Company acquired the banking operations of BankEast, a subsidiary of BankEast Corporation, from the FDIC. This transaction did not include a loss sharing agreement. The Company acquired approximately $261 million of assets and assumed approximately $252 million of deposits from the FDIC with this transaction.

In November 2012, the Company acquired the hedge fund administration servicing business of Alternative Investment Solutions, LLC. The Company recorded approximately $108 million of assets, including intangibles, and approximately $3 million of liabilities with this transaction.

In December 2012, the Company acquired FSV Payment Systems, Inc., a prepaid card program manager with a proprietary processing platform. The Company recorded approximately $243 million of assets, including intangibles, and approximately $28 million of liabilities with this transaction.

During 2011, the Company acquired the banking operations of First Community Bank of New Mexico (“FCB”) from the FDIC. The FCB transaction did not include a loss sharing agreement. The Company acquired 38 branch locations and approximately $1.8 billion in assets, assumed approximately $2.1 billion in liabilities, and received approximately $412 million in cash from the FDIC. In addition, the Company recognized a $46 million gain on this transaction during 2011.

Restrictions on Cash and Due from Banks	12 Months Ended
Dec. 31, 2012
Restrictions on Cash and Due from Banks
NOTE 3	Restrictions on Cash and Due from Banks

The Federal Reserve Bank requires bank subsidiaries to maintain minimum average reserve balances, either in the form of cash or reserve balances held with the Federal Reserve Bank. The amount of those required reserve balances was approximately $1.7 billion at December 31, 2012 and 2011. At December 31, 2012 and 2011, the Company held $.9 billion and $8.5 billion, respectively, of balances at the Federal Reserve Bank. These balances are included in cash and due from banks on the Consolidated Balance Sheet.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities
NOTE 4	Investment Securities

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2012					2011
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary (e)	Other (f)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary (e)	Other (f)	Fair Value
Held-to-maturity (a)
U.S. Treasury and agencies	$3,154	$27	$–	$–	$3,181	$2,560	$35	$–	$–	$2,595
Mortgage-backed securities
Residential
Agency	31,064	545	–	(6)	31,603	16,085	333	–	(3)	16,415
Non-agency non-prime (d)	1	–	–	–	1	2	–	–	–	2
Commercial non-agency	2	–	–	–	2	4	–	–	(2)	2
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	7	15	–	–	22	52	13	–	(2)	63
Other	19	2	(3)	(1)	17	23	1	(6)	(1)	17
Obligations of state and political subdivisions	20	1	–	–	21	23	1	–	(1)	23
Obligations of foreign governments	7	–	–	–	7	7	–	–	–	7
Other debt securities	115	–	–	(17)	98	121	–	–	(29)	92
Total held-to-maturity	$34,389	$590	$(3)	$(24)	$34,952	$18,877	$383	$(6)	$(38)	$19,216
Available-for-sale (b)
U.S. Treasury and agencies	$1,211	$16	$–	$(1)	$1,226	$1,045	$13	$–	$(1)	$1,057
Mortgage-backed securities
Residential
Agency	28,754	746	–	(5)	29,495	39,337	981	–	(4)	40,314
Non-agency
Prime (c)	641	3	(16)	(4)	624	911	5	(63)	(50)	803
Non-prime (d)	372	4	(20)	(1)	355	1,047	9	(247)	(7)	802
Commercial
Agency	185	8	–	–	193	133	7	–	–	140
Non-agency	–	–	–	–	–	42	2	–	(2)	42
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	32	10	–	–	42	180	31	(3)	(2)	206
Other	579	14	–	(1)	592	694	16	(5)	(24)	681
Obligations of state and political subdivisions	6,059	396	–	–	6,455	6,394	167	–	(22)	6,539
Obligations of foreign governments	6	–	–	–	6	6	–	–	–	6
Corporate debt securities	814	2	–	(85)	731	1,000	1	–	(174)	827
Perpetual preferred securities	205	27	–	(14)	218	379	25	–	(86)	318
Other investments	182	20	–	–	202	188	15	–	(1)	202
Total available-for-sale	$39,040	$1,246	$(36)	$(111)	$40,139	$51,356	$1,272	$(318)	$(373)	$51,937

(a)	Held-to-maturity investment securities are carried at historical cost or at fair value at the time of transfer from the available-for-sale to held-to-maturity category, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads). When the Company determines the designation, prime securities typically have a weighted average credit score of 725 or higher and a loan-to-value of 80 percent or lower; however, other pool characteristics may result in designations that deviate from these credit score and loan-to-value thresholds.
(d)	Includes all securities not meeting the conditions to be designated as prime.
(e)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(f)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

During 2012, the Company transferred $11.7 billion of available-for-sale agency mortgage-backed investment securities to the held-to-maturity category, reflecting the Company’s intent to hold those securities to maturity.

The weighted-average maturity of the available-for-sale investment securities was 4.1 years at December 31, 2012, compared with 5.2 years at December 31, 2011. The corresponding weighted-average yields were 2.93 percent and 3.19 percent, respectively. The weighted-average maturity of the held-to-maturity investment securities was 3.3 years at December 31, 2012, and 3.9 years at December 31, 2011. The corresponding weighted-average yields were 1.94 percent and 2.21 percent, respectively.

For amortized cost, fair value and yield by maturity date of held-to-maturity and available-for-sale investment securities outstanding at December 31, 2012, refer to Table 13 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

Investment securities with a fair value of $20.1 billion at December 31, 2012, and $20.7 billion at December 31, 2011, were pledged to secure public, private and trust deposits, repurchase agreements and for other purposes required by contractual obligation or law. Included in these amounts were securities where the Company and certain counterparties have agreements granting the counterparties the right to sell or pledge the securities. Investment securities delivered under these types of arrangements had a fair value of $3.4 billion at December 31, 2012, and $7.0 billion at December 31, 2011.

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Taxable	$1,515	$1,517	$1,292
Non-taxable	277	303	309
Total interest income from investment securities	$1,792	$1,820	$1,601

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Realized gains	$158	$11	$21
Realized losses	(99)	(7)	(8)
Net realized gains (losses)	$59	$4	$13
Income tax (benefit) on net realized gains (losses)	$23	$2	$5

In 2007, the Company purchased certain structured investment securities (“SIVs”) from certain money market funds managed by an affiliate of the Company. Subsequent to the initial purchase, the Company exchanged its interest in the SIVs for a pro-rata portion of the underlying investment securities according to the applicable restructuring agreements. The SIVs and the investment securities received are collectively referred to as “SIV-related securities”. During 2012, the Company sold essentially all of the SIV-related securities.

Some of the SIV-related securities evidenced credit deterioration at the time of acquisition by the Company. All investment securities with evidence of credit deterioration at acquisition have been subsequently sold by the Company as of December 31, 2012. Changes in the accretable balance for these investment securities were as follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$100	$139	$292
Additions (a)	–	–	66
Disposals	(90)	–	(219	) (b)
Accretion	(11)	(17)	(29)
Other (c)	1	(22)	29
Balance at end of period	$–	$100	$139

(a)	Primarily resulted from the exchange of certain SIVs for the underlying investment securities.
(b)	Primarily resulted from the sale of securities covered under loss sharing agreements with the FDIC and the exchange of certain SIVs for the underlying investment securities.
(c)	Primarily represents changes in projected future cash flows related to variable rates on certain investment securities.

The Company conducts a regular assessment of its investment securities with unrealized losses to determine whether investment securities are other-than-temporarily impaired considering, among other factors, the nature of the investment securities, credit ratings or financial condition of the issuer, the extent and duration of the unrealized loss, expected cash flows of underlying collateral, market conditions and whether the Company intends to sell or it is more likely than not the Company will be required to sell the investment securities.

The following table summarizes other-than-temporary impairment by investment category:

	2012			2011			2010
Year Ended December 31 (Dollars in Millions)	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total
Held-to-maturity
Other asset-backed securities	$–	$–	$–	$–	$–	$–	$(2)	$–	$(2)
Total held-to-maturity	$–	$–	$–	$–	$–	$–	$(2)	$–	$(2)
Available-for-sale
Mortgage-backed securities
Non-agency residential
Prime (a)	$(12)	$(9)	$(21)	$(3)	$(5)	$(8)	$(5)	$(10)	$(15)
Non-prime (b)	(33)	21	(12)	(24)	(23)	(47)	(63)	(60)	(123)
Commercial non-agency	(1)	(1)	(2)	–	–	–	–	–	–
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	–	–	–	–	–	(6)	(1)	(7)
Other	(1)	1	–	(4)	3	(1)	(13)	4	(9)
Obligations of state and political subdivisions	–	–	–	(4)	–	(4)	–	–	–
Perpetual preferred securities	(27)	–	(27)	–	–	–	(1)	–	(1)
Other debt securities	–	–	–	–	–	–	(1)	1	–
Total available-for-sale	$(74)	$12	$(62)	$(35)	$(25)	$(60)	$(89)	$(66)	$(155)

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Losses represent the non-credit portion of other-than-temporary impairment recorded in other comprehensive income (loss) for investment securities determined to be other-than-temporarily impaired during the period. Gains represent recoveries in the fair value of securities that have or previously had non-credit other-than-temporary impairment.

The Company determined the other-than-temporary impairment recorded in earnings for debt securities not intended to be sold by estimating the future cash flows of each individual investment security, using market information where available, and discounting the cash flows at the original effective rate of the investment security. Other-than-temporary impairment recorded in other comprehensive income (loss) was measured as the difference between that discounted amount and the fair value of each investment security. For perpetual preferred securities determined to be other-than-temporarily impaired, the Company recorded a loss in earnings for the entire difference between the securities’ fair value and their amortized cost.

The following table includes the ranges for principal assumptions used for those available-for-sale non-agency mortgage-backed securities determined to be other-than-temporarily impaired:

	Prime (a)			Non-Prime (b)
	Minimum	Maximum	Average	Minimum	Maximum	Average
December 31, 2012
Estimated lifetime prepayment rates	6%	22%	14%	3%	10%	6%
Lifetime probability of default rates	3	6	4	3	10	7
Lifetime loss severity rates	40	50	47	45	65	56
December 31, 2011
Estimated lifetime prepayment rates	4%	15%	14%	2%	11%	6%
Lifetime probability of default rates	2	9	3	1	20	5
Lifetime loss severity rates	40	50	46	8	70	52

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.

Changes in the credit losses on debt securities (excludes perpetual preferred securities) are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$298	$358	$335
Additions to Credit Losses Due to Other-than-temporary Impairments
Credit losses on securities not previously considered other-than-temporarily impaired	6	7	18
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	41	28	72
Total other-than-temporary impairment on debt securities	47	35	90
Other Changes in Credit Losses
Increases in expected cash flows	(15)	(21)	(26)
Realized losses (a)	(39)	(73)	(60)
Credit losses on security sales and securities expected to be sold	(157)	(1)	–
Other	–	–	19
Balance at end of period	$134	$298	$358

(a)	Primarily represents principal losses allocated to mortgage and asset-backed securities in the Company’s portfolio under the terms of the securitization transaction documents.

At December 31, 2012, certain investment securities had a fair value below amortized cost. The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2012:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
U.S. Treasury and agencies	$100	$–	$–	$–	$100	$–
Mortgage-backed securities
Residential agency	1,015	(6)	–	–	1,015	(6)
Commercial non-agency	–	–	2	–	2	–
Other asset-backed securities	–	–	10	(4)	10	(4)
Corporate debt securities	–	–	97	(17)	97	(17)
Total held-to-maturity	$1,115	$(6)	$109	$(21)	$1,224	$(27)
Available-for-sale
U.S. Treasury and agencies	$400	$(1)	$–	$–	$400	$(1)
Mortgage-backed securities
Residential
Agency	3,316	(5)	173	–	3,489	(5)
Non-agency (a)
Prime (b)	17	–	404	(20)	421	(20)
Non-prime (c)	–	–	284	(21)	284	(21)
Other asset-backed securities	–	–	2	(1)	2	(1)
Obligations of state and political subdivisions	48	–	12	–	60	–
Obligations of foreign governments	6	–	–	–	6	–
Corporate debt securities	5	–	586	(85)	591	(85)
Perpetual preferred securities	–	–	119	(14)	119	(14)
Other investments	2	–	3	–	5	–
Total available-for-sale	$3,794	$(6)	$1,583	$(141)	$5,377	$(147)

(a)	The Company has $41 million of unrealized losses on residential non-agency mortgage-backed securities. Credit-related other-than-temporary impairment on these securities may occur if there is further deterioration in the underlying collateral pool performance. Borrower defaults may increase if current economic conditions persist or worsen. Additionally, further deterioration in home prices may increase the severity of projected losses.
(b)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(c)	Includes all securities not meeting the conditions to be designated as prime.

The Company does not consider these unrealized losses to be credit-related. These unrealized losses primarily relate to changes in interest rates and market spreads subsequent to purchase. A substantial portion of investment securities that have unrealized losses are either corporate debt or mortgage-backed securities issued with high investment grade credit ratings. In general, the issuers of the investment securities are contractually prohibited from prepayment at less than par, and the Company did not pay significant purchase premiums for these investment securities. At December 31, 2012, the Company had no plans to sell investment securities with unrealized losses, and believes it is more likely than not it would not be required to sell such investment securities before recovery of their amortized cost.

Loans and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Credit Losses
NOTE 5	Loans and Allowance for Credit Losses

The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2012	2011
Commercial
Commercial	$60,742	$50,734
Lease financing	5,481	5,914
Total commercial	66,223	56,648
Commercial Real Estate
Commercial mortgages	31,005	29,664
Construction and development	5,948	6,187
Total commercial real estate	36,953	35,851
Residential Mortgages
Residential mortgages	32,648	28,669
Home equity loans, first liens	11,370	8,413
Total residential mortgages	44,018	37,082
Credit Card	17,115	17,360
Other Retail
Retail leasing	5,419	5,118
Home equity and second mortgages	16,726	18,131
Revolving credit	3,332	3,344
Installment	5,463	5,348
Automobile	12,593	11,508
Student	4,179	4,658
Total other retail	47,712	48,107
Total loans, excluding covered loans	212,021	195,048
Covered Loans	11,308	14,787
Total loans	$223,329	$209,835

The Company had loans of $74.1 billion at December 31, 2012, and $67.0 billion at December 31, 2011, pledged at the Federal Home Loan Bank (“FHLB”), and loans of $48.6 billion at December 31, 2012, and $47.2 billion at December 31, 2011, pledged at the Federal Reserve Bank.

The majority of the Company’s loans are to borrowers in the states in which it has Consumer and Small Business Banking offices. Collateral for commercial loans may include marketable securities, accounts receivable, inventory and equipment. For details of the Company’s commercial portfolio by industry group and geography as of December 31, 2012 and 2011, see Table 7 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

For detail of the Company’s commercial real estate portfolio by property type and geography as of December 31, 2012 and 2011, see Table 8 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements. Such loans are collateralized by the related property. The Company has an equity interest in a joint venture, that it accounts for under the equity method, whose principal activities are to lend to entities that develop land, and construct and sell residential homes. The Company provides a warehousing line to this joint venture. Warehousing advances to this joint venture are repaid when the sale of loans is completed or the real estate is permanently refinanced by others. At December 31, 2012 and 2011, the Company had $486 million and $716 million, respectively, of outstanding advances to this joint venture. These advances are included in commercial real estate loans.

Originated loans are reported at the principal amount outstanding, net of unearned interest and deferred fees and costs. Net unearned interest and deferred fees and costs amounted to $.8 billion at December 31, 2012, and $1.1 billion at December 31, 2011. All purchased loans and related indemnification assets are recorded at fair value at the date of purchase. The Company evaluates purchased loans for impairment at the date of purchase in accordance with applicable authoritative accounting guidance. Purchased loans with evidence of credit deterioration since origination for which it is probable that all contractually required payments will not be collected are considered “purchased impaired loans.” All other purchased loans are considered “purchased nonimpaired loans.”

On the acquisition date, the estimate of the contractually required payments receivable for all purchased impaired loans acquired in the 2012 acquisition of BankEast, a subsidiary of BankEast Corporation, from the FDIC was $63 million, the cash flows expected to be collected was $41 million including interest, and the estimated fair value of the loans was $28 million. These amounts were determined based upon the estimated remaining life of the underlying loans, which includes the effects of estimated prepayments. For the purchased nonimpaired loans acquired in the BankEast transaction, the estimate as of the acquisition date of the contractually required payments receivable was $135 million, the contractual cash flows not expected to be collected was $22 million, and the estimated fair value of the loans was $96 million. The BankEast transaction did not include a loss sharing agreement.

Changes in the accretable balance for all purchased impaired loans, including those acquired in the BankEast transaction, for the years ended December 31, were as follows:

(Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$2,619	$2,890	$2,845
Purchases	13	100	–
Accretion	(437)	(451)	(421)
Disposals	(208)	(67)	(27)
Reclassifications (to)/from nonaccretable difference (a)	454	184	536
Other (b)	(732)	(37)	(43)
Balance at end of period	$1,709	$2,619	$2,890

(a)	Primarily relates to changes in expected credit performance.
(b)	Primarily relates to changes in variable rates, and in 2012 to a change in the Company’s expectations regarding potential sale of modified covered loans at the end of the indemnification agreements which results in a reduction in the expected contractual interest payments included in the accretable balance for those loans that may be sold.

Allowance for Credit Losses The allowance for credit losses reserves for probable and estimable losses incurred in the Company’s loan and lease portfolio and includes certain amounts that do not represent loss exposure to the Company because those losses are recoverable under loss sharing agreements with the FDIC.

Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Balance at December 31, 2009	$1,208	$1,001	$672	$1,495	$871	$5,247	$17	$5,264
Add
Provision for credit losses	723	1,135	694	1,100	681	4,333	23	4,356
Deduct
Loans charged off	918	871	554	1,270	863	4,476	20	4,496
Less recoveries of loans charged off	(91)	(26)	(8)	(70)	(118)	(313)	(2)	(315)
Net loans charged off	827	845	546	1,200	745	4,163	18	4,181
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	92	92
Balance at December 31, 2010	$1,104	$1,291	$820	$1,395	$807	$5,417	$114	$5,531
Add
Provision for credit losses	312	361	596	431	628	2,328	15	2,343
Deduct
Loans charged off	516	543	502	922	733	3,216	13	3,229
Less recoveries of loans charged off	(110)	(45)	(13)	(88)	(129)	(385)	(1)	(386)
Net loans charged off	406	498	489	834	604	2,831	12	2,843
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	(17)	(17)
Balance at December 31, 2011	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014
Add
Provision for credit losses	316	(131)	446	571	558	1,760	122	1,882
Deduct
Loans charged off	378	242	461	769	666	2,516	11	2,527
Less recoveries of loans charged off	(103)	(76)	(23)	(102)	(125)	(429)	(1)	(430)
Net loans charged off	275	166	438	667	541	2,087	10	2,097
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	(33)	(33)
Other changes	–	–	–	(33)	–	(33)	–	(33)
Balance at December 31, 2012	$1,051	$857	$935	$863	$848	$4,554	$179	$4,733

Additional detail of the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Allowance Balance at December 31, 2012 Related to
Loans individually evaluated for impairment (a)	$10	$30	$–	$–	$–	$40	$–	$40
TDRs collectively evaluated for impairment	28	29	446	153	97	753	1	754
Other loans collectively evaluated for impairment	1,013	791	489	710	751	3,754	17	3,771
Loans acquired with deteriorated credit quality	–	7	–	–	–	7	161	168
Total allowance for credit losses	$1,051	$857	$935	$863	$848	$4,554	$179	$4,733
Allowance Balance at December 31, 2011 Related to
Loans individually evaluated for impairment (a)	$16	$61	$1	$–	$–	$78	$2	$80
TDRs collectively evaluated for impairment	40	33	490	219	57	839	–	839
Other loans collectively evaluated for impairment	954	1,057	436	773	774	3,994	22	4,016
Loans acquired with deteriorated credit quality	–	3	–	–	–	3	76	79
Total allowance for credit losses	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014

(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

Additional detail of loan balances by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans (b)	Total Loans
December 31, 2012
Loans individually evaluated for impairment (a)	$171	$510	$–	$–	$–	$681	$48	$729
TDRs collectively evaluated for impairment	185	391	4,199	442	313	5,530	145	5,675
Other loans collectively evaluated for impairment	65,863	35,952	39,813	16,673	47,399	205,700	5,814	211,514
Loans acquired with deteriorated credit quality	4	100	6	–	–	110	5,301	5,411
Total loans	$66,223	$36,953	$44,018	$17,115	$47,712	$212,021	$11,308	$223,329
December 31, 2011
Loans individually evaluated for impairment (a)	$222	$812	$6	$–	$–	$1,040	$204	$1,244
TDRs collectively evaluated for impairment	277	331	3,430	584	148	4,770	113	4,883
Other loans collectively evaluated for impairment	56,138	34,574	33,642	16,776	47,959	189,089	8,616	197,705
Loans acquired with deteriorated credit quality	11	134	4	–	–	149	5,854	6,003
Total loans	$56,648	$35,851	$37,082	$17,360	$48,107	$195,048	$14,787	$209,835

(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Credit Quality The quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company. These credit quality ratings are an important part of the Company’s overall credit risk management process and evaluation of its allowance for credit losses.

The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total
December 31, 2012
Commercial	$65,701	$341	$58	$123	$66,223
Commercial real estate	36,241	158	8	546	36,953
Residential mortgages (a)	42,728	348	281	661	44,018
Credit card	16,525	227	217	146	17,115
Other retail	47,109	290	96	217	47,712
Total loans, excluding covered loans	208,304	1,364	660	1,693	212,021
Covered loans	9,900	359	663	386	11,308
Total loans	$218,204	$1,723	$1,323	$2,079	$223,329
December 31, 2011
Commercial	$55,991	$300	$45	$312	$56,648
Commercial real estate	34,800	138	14	899	35,851
Residential mortgages (a)	35,664	404	364	650	37,082
Credit card	16,662	238	236	224	17,360
Other retail	47,516	340	184	67	48,107
Total loans, excluding covered loans	190,633	1,420	843	2,152	195,048
Covered loans	12,589	362	910	926	14,787
Total loans	$203,222	$1,782	$1,753	$3,078	$209,835

(a)	At December 31, 2012, $441 million of loans 30 – 89 days past due and $3.2 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current, compared with $545 million and $2.6 billion at December 31, 2011, respectively.

Total nonperforming assets include nonaccrual loans, restructured loans not performing in accordance with modified terms, other real estate and other nonperforming assets owned by the Company. For details of the Company’s nonperforming assets as of December 31, 2012 and 2011, see Table 16 included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified (a)	Total Criticized	Total
December 31, 2012
Commercial	$63,906	$1,114	$1,203	$2,317	$66,223
Commercial real estate	34,096	621	2,236	2,857	36,953
Residential mortgages (b)	42,897	18	1,103	1,121	44,018
Credit card	16,752	–	363	363	17,115
Other retail	47,294	36	382	418	47,712
Total loans, excluding covered loans	204,945	1,789	5,287	7,076	212,021
Covered loans	10,786	61	461	522	11,308
Total loans	$215,731	$1,850	$5,748	$7,598	$223,329
Total outstanding commitments	$442,047	$3,231	$6,563	$9,794	$451,841
December 31, 2011
Commercial	$54,003	$1,047	$1,598	$2,645	$56,648
Commercial real estate	30,733	793	4,325	5,118	35,851
Residential mortgages (b)	35,814	19	1,249	1,268	37,082
Credit card	16,910	–	450	450	17,360
Other retail	47,665	24	418	442	48,107
Total loans, excluding covered loans	185,125	1,883	8,040	9,923	195,048
Covered loans	13,966	187	634	821	14,787
Total loans	$199,091	$2,070	$8,674	$10,744	$209,835
Total outstanding commitments	$410,457	$3,418	$9,690	$13,108	$423,565

(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)	At December 31, 2012, $3.2 billion of GNMA loans 90 days or more past due and $2.4 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs were classified with a pass rating, compared with $2.6 billion and $2.0 billion at December 31, 2011, respectively.

For all loan classes, a loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. A summary of impaired loans, which include all nonaccrual and TDR loans, by portfolio class was as follows:

(Dollars in Millions)	Period-end Recorded Investment (a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds
December 31, 2012
Commercial	$404	$1,200	$40	$39
Commercial real estate	1,077	2,251	70	4
Residential mortgages	2,748	3,341	415	–
Credit card	442	442	153	–
Other retail	443	486	101	3
Total impaired loans, excluding GNMA and covered loans	5,114	7,720	779	46
Loans purchased from GNMA mortgage pools	1,778	1,778	39	–
Covered loans	767	1,584	20	12
Total	$7,659	$11,082	$838	$58
December 31, 2011
Commercial	$657	$1,437	$62	$68
Commercial real estate	1,436	2,503	124	25
Residential mortgages	2,652	3,193	482	2
Credit card	584	584	219	–
Other retail	188	197	57	–
Total impaired loans, excluding GNMA and covered loans	5,517	7,914	944	95
Loans purchased from GNMA mortgage pools	1,265	1,265	18	–
Covered loans	1,170	1,642	43	49
Total	$7,952	$10,821	$1,005	$144

(a)	Substantially all loans classified as impaired at December 31, 2012 and 2011, had an associated allowance for credit losses. The total amount of interest income recognized during 2012 on loans classified as impaired at December 31, 2012, excluding those acquired with deteriorated credit quality, was $222 million, compared to what would have been recognized at the original contractual terms of the loans of $410 million.

Additional information on impaired loans for the years ended December 31 follows:

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized
2012
Commercial	$470	$18
Commercial real estate	1,314	43
Residential mortgages	2,717	130
Credit card	510	28
Other retail	301	19
Total impaired loans, excluding GNMA and covered loans	5,312	238
Loans purchased from GNMA mortgage pools	1,448	73
Covered loans	980	29
Total	$7,740	$340
2011
Commercial	$534	$12
Commercial real estate	1,537	18
Residential mortgages	2,557	100
Credit card	485	15
Other retail	164	5
Total impaired loans, excluding GNMA and covered loans	5,277	150
Loans purchased from GNMA mortgage pools	710	25
Covered loans	780	11
Total	$6,767	$186
2010
Commercial	$693	$8
Commercial real estate	1,601	2
Residential mortgages	2,297	72
Credit card	418	11
Other retail	150	6
Total	$5,159	$99

Troubled Debt Restructurings In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. The following table provides a summary of loans modified as TDRs for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance
2012
Commercial	4,843	$307	$272
Commercial real estate	312	493	461
Residential mortgages	4,616	638	623
Credit card	49,320	241	255
Other retail	10,461	279	275
Total loans, excluding GNMA and covered loans	69,552	1,958	1,886
Loans purchased from GNMA mortgage pools	9,518	1,280	1,245
Covered loans	192	277	263
Total loans	79,262	$3,515	$3,394
2011
Commercial	5,285	$456	$427
Commercial real estate	506	1,078	1,060
Residential mortgages	3,611	708	704
Credit card	55,951	322	321
Other retail	4,028	73	72
Total loans, excluding GNMA and covered loans	69,381	2,637	2,584
Loans purchased from GNMA mortgage pools	9,569	1,277	1,356
Covered loans	283	604	575
Total loans	79,233	$4,518	$4,515

Residential mortgages, home equity and second mortgages, and loans purchased from Government National Mortgage Association (“GNMA”)  mortgage pools in the table above include trial period arrangements offered to customers during the periods presented. The post-modification balances for these loans reflect the current outstanding balance until a permanent modification is made. In addition, the post-modification balances typically include capitalization of unpaid accrued interest and/or fees under the various modification programs. At December 31, 2012, 156 residential mortgages, 36 home equity and second mortgage loans and 583 loans purchased from GNMA mortgage pools with outstanding balances of $24 million, $2 million and $93 million, respectively, were in a trial period and have estimated post-modification balances of $24 million, $2 million, and $85 million, respectively, assuming permanent modification occurs at the end of the trial period.

The following table provides a summary of TDR loans that defaulted (fully or partially charged-off or became 90 days or more past due) for the years ended December 31, that were modified as TDRs within 12 months previous to default.

(Dollars in Millions)	Number of Loans	Amount Defaulted
2012
Commercial	859	$48
Commercial real estate	111	232
Residential mortgages	1,073	146
Credit card	9,774	54
Other retail	1,818	56
Total loans, excluding GNMA and covered loans	13,635	536
Loans purchased from GNMA mortgage pools	1,245	177
Covered loans	68	97
Total loans	14,948	$810
2011
Commercial	665	$26
Commercial real estate	64	67
Residential mortgages	623	127
Credit card	7,108	36
Other retail	557	13
Total loans, excluding GNMA and covered loans	9,017	269
Loans purchased from GNMA mortgage pools	857	124
Covered loans	11	26
Total loans	9,885	$419

In addition to the defaults in the table above, for the year ended December 31, 2012, the Company had a estimated 789 residential mortgage loans, home equity and second mortgage loans, and loans purchased from GNMA mortgage pools with aggregate outstanding balances of $121 million where borrowers did not successfully complete the trial period arrangement and therefore are no longer eligible for a permanent modification under the applicable modification program.

Covered Assets Covered assets represent loans and other assets acquired from the FDIC, subject to loss sharing agreements, and include expected reimbursements from the FDIC. The carrying amount of the covered assets at December 31, consisted of purchased impaired loans, purchased nonimpaired loans, and other assets as shown in the following table:

	2012				2011
(Dollars in Millions)	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total
Commercial loans	$–	$143	$–	$143	$68	$137	$–	$205
Commercial real estate loans	1,323	2,695	–	4,018	1,956	4,037	–	5,993
Residential mortgage loans	3,978	1,109	–	5,087	3,830	1,360	–	5,190
Credit card loans	–	5	–	5	–	6	–	6
Other retail loans	–	775	–	775	–	867	–	867
Losses reimbursable by the FDIC (a)	–	–	1,280	1,280	–	–	2,526	2,526
Covered loans	5,301	4,727	1,280	11,308	5,854	6,407	2,526	14,787
Foreclosed real estate	–	–	197	197	–	–	274	274
Total covered assets	$5,301	$4,727	$1,477	$11,505	$5,854	$6,407	$2,800	$15,061

(a)	Relates to loss sharing agreements with remaining terms from 2 to 7 years.

At December 31, 2012, $82 million of the purchased impaired loans included in covered loans were classified as nonperforming assets, compared with $189 million at December 31, 2011, because the expected cash flows are primarily based on the liquidation of underlying collateral and the timing and amount of the cash flows could not be reasonably estimated. Interest income is recognized on other purchased impaired loans through accretion of the difference between the carrying amount of those loans and their expected cash flows. The initial determination of the fair value of the purchased loans includes the impact of expected credit losses and, therefore, no allowance for credit losses is recorded at the purchase date. To the extent credit deterioration occurs after the date of acquisition, the Company records an allowance for credit losses.

Leases	12 Months Ended
Dec. 31, 2012
Leases
NOTE 6	Leases

The components of the net investment in sales-type and direct financing leases at December 31 were as follows:

(Dollars in Millions)	2012	2011
Aggregate future minimum lease payments to be received	$10,738	$10,882
Unguaranteed residual values accruing to the lessor’s benefit	890	1,079
Unearned income	(1,123)	(1,332)
Initial direct costs	175	181
Total net investment in sales-type and direct financing leases (a)	$10,680	$10,810

(a)	The accumulated allowance for uncollectible minimum lease payments was $80 million and $91 million at December 31, 2012 and 2011, respectively.

The minimum future lease payments to be received from sales-type and direct financing leases were as follows at December 31, 2012:

(Dollars in Millions)
2013	$2,526
2014	3,474
2015	3,053
2016	1,090
2017	294
Thereafter	301

Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities
NOTE 7	Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities

The Company sells financial assets in the normal course of business. The majority of the Company’s financial asset sales are residential mortgage loan sales primarily to GSEs through established programs, the sale or syndication of tax-advantaged investments, commercial loan sales through participation agreements, and other individual or portfolio loan and securities sales. In accordance with the accounting guidance for asset transfers, the Company considers any ongoing involvement with transferred assets in determining whether the assets can be derecognized from the balance sheet. For loans sold under participation agreements, the Company also considers the terms of the loan participation agreement and whether they meet the definition of a participating interest and thus qualify for derecognition. With the exception of servicing and certain performance-based guarantees, the Company’s continuing involvement with financial assets sold is minimal and generally limited to market customary representation and warranty clauses. The guarantees provided to certain third-parties in connection with the sale or syndication of certain assets, primarily loan portfolios and tax-advantaged investments, are further discussed in Note 21. When the Company sells financial assets, it may retain servicing rights and/or other interests in the transferred financial assets. The gain or loss on sale depends on the previous carrying amount of the transferred financial assets and the consideration received and any liabilities incurred in exchange for the transferred assets. Upon transfer, any servicing assets and other interests that continue to be held by the Company are initially recognized at fair value. For further information on MSRs, refer to Note 9. On a limited basis, the Company may acquire and package high-grade corporate bonds for select corporate customers, in which the Company generally has no continuing involvement with these transactions. Additionally, the Company is an authorized GNMA issuer and issues GNMA securities on a regular basis. The Company has no other asset securitizations or similar asset-backed financing arrangements that are off-balance sheet.

The Company is involved in various entities that are considered to be VIEs. The Company’s investments in VIEs primarily represent private investment funds or partnerships that make equity investments, provide debt financing or support community-based investments that may enable the Company to ensure regulatory compliance with the Community Reinvestment Act. In addition, the Company sponsors entities to which it transfers tax-advantaged investments. The Company’s investments in these entities are designed to generate a return primarily through the realization of federal and state income tax credits over specified time periods. The Company realized federal and state income tax credits related to these investments of $883 million, $756 million and $713 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company amortizes its investments in these entities as the tax credits are realized. Amortization expense is recorded in tax expense for investments meeting certain characteristics, and in other noninterest expense for other investments. Amortization expense recorded in tax expense was $482 million, $278 million and $228 million, and in other noninterest expense was $523 million, $528 million and $546 million for the years ended December 31, 2012, 2011 and 2010, respectively.

At December 31, 2012, approximately $7.1 billion of the Company’s assets and $5.2 billion of its liabilities included on the Consolidated Balance Sheet were related to community development and tax-advantaged investment VIEs which the Company has consolidated, compared with $5.6 billion and $4.0 billion, respectively, at December 31, 2011. The majority of the assets of these consolidated VIEs are reported in other assets, and the liabilities are reported in long-term debt. The assets of a particular VIE are the primary source of funds to settle its obligations. The creditors of the VIEs do not have recourse to the general credit of the Company. The Company’s exposure to the consolidated VIEs is generally limited to the carrying value of its variable interests plus any related tax credits previously recognized or sold to others with a guarantee.

In addition, the Company sponsors a conduit to which it previously transferred high-grade investment securities. The Company consolidates the conduit because of its ability to manage the activities of the conduit. At December 31, 2012, $144 million of the held-to-maturity investment securities on the Company’s Consolidated Balance Sheet related to the conduit, compared with $202 million at December 31, 2011.

The Company also sponsors a municipal bond securities tender option bond program. The Company controls the activities of the program’s entities, is entitled to the residual returns and provides credit, liquidity and remarketing arrangements to the program. As a result, the Company has consolidated the program’s entities. At December 31, 2012, $5.3 billion of available-for-sale securities and $5.0 billion of short-term borrowings on the Consolidated Balance Sheet were related to the tender option bond program, compared with $5.4 billion of available-for-sale securities and $5.3 billion of short-term borrowings at December 31, 2011.

The Company is not required to consolidate VIEs in which it has concluded it does not have a controlling financial interest, and thus is not the primary beneficiary. In such cases, the Company does not have both the power to direct the entities’ most significant activities and the obligation to absorb losses or right to receive benefits that could potentially be significant to the VIEs. The Company’s investments in these unconsolidated VIEs generally are carried in other assets on the Consolidated Balance Sheet. The Company’s investments in unconsolidated VIEs at December 31, 2012, ranged from less than $1 million to $58 million, with an aggregate amount of approximately $1.9 billion, net of $1.3 billion of liabilities recorded primarily for unfunded capital commitments of the Company to specific project sponsors. The Company’s investments in unconsolidated VIEs at December 31, 2011, ranged from less than $1 million to $37 million, with an aggregate amount of $1.8 billion, net of liabilities of $965 million for unfunded capital commitments. While the Company believes potential losses from these investments are remote, the Company’s maximum exposure to loss from these unconsolidated VIEs was approximately $5.2 billion at December 31, 2012, compared with $4.8 billion at December 31, 2011. The maximum exposure to loss was primarily related to community development tax-advantaged investments and included $1.8 billion at December 31, 2012 and 2011, recorded on the Company’s Consolidated Balance Sheet and $3.3 billion at December 31, 2012, and $3.0 billion at December 31, 2011, of previously recorded tax credits which remain subject to recapture by taxing authorities based on compliance features required to be met at the project level. The remaining amounts related to investments in private investment funds and partnerships for which the maximum exposure to loss included amounts recorded on the Consolidated Balance Sheet and any unfunded commitments. The maximum exposure was determined by assuming a scenario where the separate investments within the individual private funds become worthless, and the community-based business and housing projects and related tax credits completely fail and do not meet certain government compliance requirements.

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment
NOTE 8	Premises and Equipment

Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2012	2011
Land	$534	$525
Buildings and improvements	3,222	3,144
Furniture, fixtures and equipment	2,543	2,449
Capitalized building and equipment leases	97	95
Construction in progress	42	44
	6,438	6,257
Less accumulated depreciation and amortization	(3,768)	(3,600)
Total	$2,670	$2,657

Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights
NOTE 9	Mortgage Servicing Rights

The Company serviced $215.6 billion of residential mortgage loans for others at December 31, 2012, and $191.1 billion at December 31, 2011. The net impact included in mortgage banking revenue of fair value changes of MSRs and derivatives used to economically hedge MSRs were net gains of $102 million, $183 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively. Loan servicing fees, not including valuation changes, included in mortgage banking revenue, were $720 million, $651 million and $600 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Changes in fair value of capitalized MSRs for the years ended December 31, are summarized as follows:

(Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$1,519	$1,837	$1,749
Rights purchased	42	35	65
Rights capitalized	957	619	639
Changes in fair value of MSRs
Due to fluctuations in market interest rates (a)	(249)	(619)	(255)
Due to revised assumptions or models (b)	(21)	33	6
Other changes in fair value (c)	(548)	(386)	(367)
Balance at end of period	$1,700	$1,519	$1,837

(a)	Includes changes in MSR value associated with changes in market interest rates, including estimated prepayment rates and anticipated earnings on escrow deposits.
(b)	Includes changes in MSR value not caused by changes in market interest rates, such as changes in cost to service, ancillary income, and discount rate, as well as the impact of any model changes.
(c)	Primarily represents changes due to realization of expected cash flows over time (decay).

The estimated sensitivity to changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments as of December 31 follows:

	2012						2011
(Dollars in Millions)	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps
MSR portfolio	$(370)	$(217)	$(118)	$126	$249	$480	$(305)	$(183)	$(98)	$107	$223	$460
Derivative instrument hedges	473	249	124	(121)	(243)	(486)	378	204	104	(107)	(217)	(445)
Net sensitivity	$103	$32	$6	$5	$6	$(6)	$73	$21	$6	$—	$6	$15

The fair value of MSRs and their sensitivity to changes in interest rates is influenced by the mix of the servicing portfolio and characteristics of each segment of the portfolio. The Company’s servicing portfolio consists of the distinct portfolios of government-insured mortgages, conventional mortgages and Mortgage Revenue Bond Programs (“MRBP”). The servicing portfolios are predominantly comprised of fixed-rate agency loans with limited adjustable-rate or jumbo mortgage loans. The MRBP division specializes in servicing loans made under state and local housing authority programs. These programs provide mortgages to low-income and moderate-income borrowers and are generally government-insured programs with a favorable rate subsidy, down payment and/or closing cost assistance.

A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 follows:

	2012				2011
(Dollars in Millions)	MRBP	Government	Conventional (b)	Total	MRBP	Government	Conventional (b)	Total
Servicing portfolio	$14,143	$39,048	$162,446	$215,637	$13,357	$32,567	$145,158	$191,082
Fair value	$154	$314	$1,232	$1,700	$155	$290	$1,074	$1,519
Value (bps) (a)	109	80	76	79	116	89	74	79
Weighted-average servicing fees (bps)	40	33	30	31	40	36	29	31
Multiple (value/servicing fees)	2.73	2.42	2.53	2.55	2.90	2.47	2.55	2.55
Weighted-average note rate	5.13%	4.57%	4.48%	4.54%	5.50%	5.08%	4.97%	5.03%
Weighted-average age (in years)	4.2	2.4	2.5	2.6	4.2	2.5	2.8	2.8
Weighted-average expected prepayment (constant prepayment rate)	13.2%	21.2%	20.4%	20.1%	12.9%	21.1%	22.1%	21.3%
Weighted-average expected life (in years)	6.1	4.2	4.1	4.2	6.4	4.0	3.8	4.0
Weighted-average discount rate	12.1%	11.4%	10.0%	10.4%	12.1%	11.3%	10.0%	10.4%

(a)	Value is calculated as fair value divided by the servicing portfolio.
(b)	Represents loans sold primarily to GSEs.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets
NOTE 10	Intangible Assets

Intangible assets consisted of the following:

	Estimated Life (a)	Amortization Method (b)	Balance
At December 31 (Dollars in Millions)			2012	2011
Goodwill		(c)	$9,143	$8,927
Merchant processing contracts	10 years/8 years	SL/AC	281	348
Core deposit benefits	22 years/5 years	SL/AC	176	232
Mortgage servicing rights		(c)	1,700	1,519
Trust relationships	14 years/6 years	SL/AC	149	166
Other identified intangibles	9 years/5 years	SL/AC	400	471
Total			$11,849	$11,663

(a)	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.
(b)	Amortization methods: SL = straight line method
AC = accelerated	methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Merchant processing contracts	$74	$90	$102
Core deposit benefits	60	81	102
Trust relationships	39	35	49
Other identified intangibles	101	93	114
Total	$274	$299	$367

The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2013	$218
2014	171
2015	138
2016	111
2017	91

The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2012, 2011 and 2010:

(Dollars in Millions)	Wholesale Banking and Commercial Real Estate	Consumer and Small Business Banking	Wealth Management and Securities Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2009	$1,605	$3,526	$1,515	$2,365	$–	$9,011
Goodwill acquired	–	9	5	–	–	14
Disposal	–	–	(57)	–	–	(57)
Other (a)	–	–	–	(14)	–	(14)
Balance at December 31, 2010	$1,605	$3,535	$1,463	$2,351	$–	$8,954
Other (a)	–	(21)	–	(6)	–	(27)
Balance at December 31, 2011	$1,605	$3,514	$1,463	$2,345	$–	$8,927
Goodwill acquired	–	–	65	143	–	208
Other (a)	–	–	–	8	–	8
Balance at December 31, 2012	$1,605	$3,514	$1,528	$2,496	$–	$9,143

(a)	Other changes in goodwill include a reclassification from goodwill to covered loans related to an FDIC-assisted acquisition for Consumer and Small Business Banking and the effect of foreign exchange translation for Payment Services.

Short-Term Borrowings (a)	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings (a)
NOTE 11	Short-Term Borrowings (a)

The following table is a summary of short-term borrowings for the last three years:

	2012		2011		2010
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate
At Year-End
Federal funds purchased	$950	.11%	$1,036	.11%	$776	.17%
Securities sold under agreements to repurchase	3,388	3.26	6,986	3.35	9,261	2.70
Commercial paper	16,202	.12	15,973	.12	15,885	.20
Other short-term borrowings	5,762	.29	6,473	.26	6,635	.59
Total	$26,302	.57%	$30,468	.89%	$32,557	.99%
Average for the Year
Federal funds purchased (b)	$1,338	15.32%	$968	22.61%	$2,180	10.09%
Securities sold under agreements to repurchase	4,942	3.52	7,483	3.22	9,211	2.75
Commercial paper	15,806	.14	15,204	.15	15,349	.20
Other short-term borrowings	6,463	.72	7,048	.77	6,979	.75
Total (b)	$28,549	1.57%	$30,703	1.75%	$33,719	1.65%
Maximum Month-End Balance
Federal funds purchased	$2,467		$1,172		$6,034
Securities sold under agreements to repurchase	5,922		9,071		9,261
Commercial paper	17,385		16,768		15,981
Other short-term borrowings	7,443		7,514		8,700

(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent.
(b)	Average federal funds purchased and total short-term borrowings rates include amounts paid by the Company to certain corporate card customers for paying outstanding noninterest-bearing corporate card balances within certain time frames per specific agreements. These activities reduce the Company’s short-term funding needs, and if they did not occur, the Company would use other funding alternatives, including the use of federal funds purchased. The amount of this compensation expense paid by the Company and included in federal funds purchased and total short-term borrowings rates for 2012, 2011 and 2010 was $203 million, $218 million and $216 million, respectively.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt
NOTE 12	Long-Term Debt

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate (a)	Maturity Date	2012	2011
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	7.500%	2026	$199	$199
	Fixed	2.950%	2022	1,300	–
Convertible senior debentures (b)	Floating	–%	2035	–	10
	Floating	–%	2036	–	10
	Floating	–%	2037	–	21
Medium-term notes	Fixed	1.125% – 4.200%	2013 – 2022	10,600	10,530
	Floating	.694%	2012	–	500
Junior subordinated debentures	Fixed	3.442%	2016	500	500
Junior subordinated debentures held by unconsolidated trusts (b)	Fixed	6.300% – 6.625%	2039 – 2067	–	2,691
Capitalized lease obligations, mortgage indebtedness and other (c)				173	132
Subtotal				12,772	14,593
Subsidiaries
Subordinated notes	Fixed	6.300%	2014	963	963
	Fixed	4.950%	2014	1,000	1,000
	Fixed	4.800%	2015	500	500
	Fixed	4.375%	2017	–	1,169
	Fixed	3.778%	2020	500	500
	Floating	.620%	2014	373	414
Federal Home Loan Bank advances	Fixed	.500% – 8.250%	2013 – 2026	16	3,710
	Floating	.311% – .575%	2014 – 2022	4,579	4,332
Bank notes	Fixed	5.920%	2012	–	99
	Floating	.058% – .062%	2046 – 2048	143	1,146
Capitalized lease obligations, mortgage indebtedness and other (c)				4,670	3,527
Subtotal				12,744	17,360
Total				$25,516	$31,953

(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.55 percent, .36 percent and .06 percent, respectively.
(b)	All remaining outstanding balances were redeemed by the Company during 2012.
(c)	Other includes consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

During 2011, a wholly-owned unconsolidated trust, formed for the purpose of issuing redeemable Income Trust Securities (“ITS”) to third party investors, sold the remaining $676 million of 5.54 percent fixed rate junior subordinated debentures, originally issued by the Company to the trust, to investors to generate cash proceeds to purchase the Company’s Series A Non-Cumulative Perpetual Preferred Stock (“Series A Preferred Stock”). As part of this sale, a consolidated subsidiary of the Company purchased $176 million of the junior subordinated debentures, which effectively retired the debt. The Company classifies the remaining $500 million as junior subordinated debentures in long-term debt. In addition, during 2012, the Company elected to redeem $2.7 billion of junior subordinated debentures issued to five other wholly-owned unconsolidated trusts that had interest payable at fixed rates ranging from 6.30 percent to 6.63 percent, and during 2011, the Company elected to redeem $618 million of junior subordinated debentures issued to four wholly-owned unconsolidated trusts that had interest payable at fixed rates ranging from 5.75 percent to 10.20 percent. There were no issuances of junior subordinated debentures in 2012 or 2011.

The Company has arrangements with the Federal Home Loan Bank and Federal Reserve Bank whereby the Company could have borrowed an additional $60.9 billion and $56.4 billion at December 31, 2012 and 2011, respectively, based on collateral available.

Maturities of long-term debt outstanding at December 31, 2012, were:

(Dollars in Millions)	Parent Company	Consolidated
2013	$2,849	$2,894
2014	1,499	4,133
2015	1,747	3,084
2016	1,948	4,007
2017	1,246	2,773
Thereafter	3,483	8,625
Total	$12,772	$25,516

Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Junior Subordinated Debentures
NOTE 13	Junior Subordinated Debentures

As of December 31, 2012, the Company sponsored, and wholly owned 100 percent of the common equity of, USB Capital IX, a wholly-owned unconsolidated trust, formed for the purpose of issuing redeemable ITS to third party investors, originally investing the proceeds in junior subordinated debt securities (“Debentures”) issued by the Company and entering into stock purchase contracts to purchase preferred stock in the future. The Company’s obligations under the transaction documents, taken together, have the effect of providing a full and unconditional guarantee by the Company, on a junior subordinated basis, of the payment obligations of the trust. During 2010, the Company exchanged depositary shares representing an ownership interest in the Company’s Series A Preferred Stock to acquire a portion of the ITS issued by USB Capital IX. This exchange allowed the Company to retire $575 million of the Debentures and cancel a pro-rata portion of stock purchase contracts. During 2011, USB Capital IX sold the remaining $676 million of Debentures to investors to generate cash proceeds to be used to purchase the Company’s Series A Preferred Stock pursuant to the stock purchase contracts. As of December 31, 2012, $676 million of the Company’s Series A Preferred Stock is the sole asset of USB Capital IX.

As of December 31, 2011, the Company sponsored, and wholly owned 100 percent of the common equity of, five unconsolidated trusts that were formed for the purpose of issuing Company-obligated mandatorily redeemable preferred securities (“Trust Preferred Securities”) to third party investors and investing the proceeds from the sale of the Trust Preferred Securities solely in Debentures issued by the Company. The Debentures held by these trusts, which totaled $2.7 billion at December 31, 2011,were the sole assets of these trusts. During 2012, the Company elected to redeem all of the outstanding Debentures and dissolved the trusts.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity
NOTE 14	Shareholders’ Equity

At December 31, 2012 and 2011, the Company had authority to issue 4 billion shares of common stock and 50 million shares of preferred stock. The Company had 1.9 billion shares of common stock outstanding at December 31, 2012 and 2011, and had 126 million shares reserved for future issuances, primarily under stock option plans, at December 31, 2012.

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock was as follows:

	2012				2011
At December 31 (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series D	20,000	500	–	500	20,000	500	–	500
Series F	44,000	1,100	12	1,088	–	–	–	–
Series G	43,400	1,085	10	1,075	–	–	–	–
Total preferred stock (a)	159,910	$4,936	$167	$4,769	72,510	$2,751	$145	$2,606

(a)	The par value of all shares issued and outstanding at December 31, 2012 and 2011, was $1.00 per share.

During 2012, the Company issued depositary shares representing an ownership interest in 44,000 shares of Series F Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series F Preferred Stock”), and depositary shares representing an ownership interest in 43,400 shares of Series G Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series G Preferred Stock”). The Series F Preferred Stock and Series G Preferred Stock have no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to 6.50 percent from the date of issuance to, but excluding, January 15, 2022, and thereafter at a floating rate per annum equal to three-month LIBOR plus 4.468 percent for the Series F Preferred Stock, and 6.00 percent from the date of issuance to, but excluding, April 15, 2017, and thereafter at a floating rate per annum equal to three-month LIBOR plus 4.86125 percent for the Series G Preferred Stock. Both series are redeemable at the Company’s option, in whole or in part, on or after January 15, 2022, for the Series F Preferred Stock and April 15, 2017, for the Series G Preferred Stock. Both series are redeemable at the Company’s option, in whole, but not in part, prior to January 15, 2022, for the Series F Preferred Stock and prior to April 15, 2017, for the Series G Preferred Stock, within 90 days following an official administrative or judicial decision, amendment to, or change in the laws or regulations that would not allow the Company to treat the full liquidation value of the Series F Preferred Stock or Series G Preferred Stock, respectively, as Tier 1 capital for purposes of the capital adequacy guidelines of the Federal Reserve Board.

During 2010, the Company issued depositary shares representing an ownership interest in 5,746 shares of Series A Preferred Stock to investors, in exchange for their portion of USB Capital IX Income Trust Securities. During 2011, the Company issued depositary shares representing an ownership interest in 6,764 shares of Series A Preferred Stock to USB Capital IX, thereby settling the stock purchase contract established between the Company and USB Capital IX as part of the 2006 issuance of USB Capital IX Income Trust Securities. The preferred shares were issued to USB Capital IX for the purchase price specified in the stock forward purchase contract. The Series A Preferred stock has a liquidation preference of $100,000 per share, no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus 1.02 percent or 3.50 percent. The Series A Preferred Stock is redeemable at the Company’s option, subject to prior approval by the Federal Reserve Board.

During 2006, the Company issued depositary shares representing an ownership interest in 40,000 shares of Series B Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series B Preferred Stock”), and during 2008, the Company issued depositary shares representing an ownership interest in 20,000 shares of Series D Non-Cumulative Perpetual Preferred Stock with a liquidation preference of $25,000 per share (the “Series D Preferred Stock”). The Series B Preferred Stock and Series D Preferred Stock have no stated maturity and will not be subject to any sinking fund or other obligation of the Company. Dividends, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to the greater of three-month LIBOR plus .60 percent, or 3.50 percent on the Series B Preferred Stock, and 7.875 percent per annum on the Series D Preferred Stock. Both series are redeemable at the Company’s option, on or after specific dates, subject to the prior approval of the Federal Reserve Board.

During 2012, 2011 and 2010, the Company repurchased shares of its common stock under various authorizations approved by its Board of Directors. As of December 31, 2012, the Company had approximately 54 million shares that may yet be purchased under the current Board of Directors approved authorization.

The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2012	59	$1,878
2011	22	550
2010	1	16

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

	Transactions			Balances Net-of-Tax
(Dollars in Millions)	Pre-tax	Tax-effect	Net-of-tax
2012
Changes in unrealized gains and losses on securities available-for-sale (a)	$491	$(188)	$303	$679
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	12	(5)	7	–
Changes in unrealized gains on securities transferred from available-for-sale to held-to-maturity (a)	173	(66)	107	107
Changes in unrealized gains (losses) on derivative hedges	(74)	28	(46)	(404)
Foreign currency translation	14	(5)	9	(40)
Reclassification to earnings of realized gains and losses	376	(144)	232	–
Unrealized gains (losses) on retirement plans	(543)	208	(335)	(1,265)
Total	$449	$(172)	$277	$(923)
2011
Changes in unrealized gains and losses on securities available-for-sale	$920	$(351)	$569	$360
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(25)	10	(15)	–
Changes in unrealized gains (losses) on derivative hedges	(343)	130	(213)	(489)
Foreign currency translation	(16)	6	(10)	(49)
Reclassification to earnings of realized gains and losses	363	(138)	225	–
Unrealized gains (losses) on retirement plans	(464)	177	(287)	(1,022)
Total	$435	$(166)	$269	$(1,200)
2010
Changes in unrealized gains and losses on securities available-for-sale	$277	$(105)	$172	$(213)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(66)	25	(41)	–
Changes in unrealized gains (losses) on derivative hedges	(383)	148	(235)	(414)
Foreign currency translation	24	(10)	14	(39)
Reclassification to earnings of realized gains and losses	365	(139)	226	–
Unrealized gains (losses) on retirement plans	(197)	76	(121)	(803)
Total	$20	$(5)	$15	$(1,469)

(a)	Transactions reflect unrealized gains on securities transferred from available-for-sale to held-to-maturity at the date of transfer.

Regulatory Capital The measures used to assess capital by bank regulatory agencies include two principal risk-based ratios, Tier 1 and total risk-based capital. Tier 1 capital is considered core capital and includes common shareholders’ equity plus qualifying preferred stock, trust preferred securities and noncontrolling interests in consolidated subsidiaries (subject to certain limitations), and is adjusted for the aggregate impact of certain items included in other comprehensive income (loss). Total risk-based capital includes Tier 1 capital and other items such as subordinated debt and the allowance for credit losses. Both measures are stated as a percentage of risk-adjusted assets, which are measured based on their perceived credit risk and include certain off-balance sheet exposures, such as unfunded loan commitments, letters of credit, and derivative contracts. The Company is also subject to a leverage ratio requirement, a non risk-based asset ratio, which is defined as Tier 1 capital as a percentage of average assets adjusted for goodwill and other non-qualifying intangibles and other assets.

For a summary of the regulatory capital requirements and the actual ratios as of December 31, 2012 and 2011, for the Company and its bank subsidiaries, see Table 22 included in Management’s Discussion and Analysis, which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table provides the components of the Company’s regulatory capital at December 31:

(Dollars in Millions)	2012	2011
Tier 1 Capital
Common shareholders’ equity	$34,229	$31,372
Qualifying preferred stock	4,769	2,606
Qualifying trust preferred securities	–	2,675
Noncontrolling interests, less preferred stock not eligible for Tier 1 capital	685	687
Less intangible assets
Goodwill (net of deferred tax liability)	(8,351)	(8,239)
Other disallowed intangible assets	(829)	(905)
Other (a)	700	977
Total Tier 1 Capital	31,203	29,173
Tier 2 Capital
Eligible portion of allowance for credit losses	3,609	3,412
Eligible subordinated debt	2,953	3,469
Other	15	13
Total Tier 2 Capital	6,577	6,894
Total Risk Based Capital	$37,780	$36,067
Risk-Weighted Assets	$287,611	$271,333

(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.

Noncontrolling interests principally represent preferred stock of consolidated subsidiaries. During 2006, the Company’s primary banking subsidiary formed USB Realty Corp., a real estate investment trust, for the purpose of issuing 5,000 shares of Fixed-to-Floating Rate Exchangeable Non-cumulative Perpetual Series A Preferred Stock with a liquidation preference of $100,000 per share (“Series A Preferred Securities”) to third party investors, and investing the proceeds in certain assets, consisting predominately of mortgage-backed securities from the Company. Dividends on the Series A Preferred Securities, if declared, will accrue and be payable quarterly, in arrears, at a rate per annum equal to three-month LIBOR plus 1.147 percent. If USB Realty Corp. has not declared a dividend on the Series A Preferred Securities before the dividend payment date for any dividend period, such dividend shall not be cumulative and shall cease to accrue and be payable, and USB Realty Corp. will have no obligation to pay dividends accrued for such dividend period, whether or not dividends on the Series A Preferred Securities are declared for any future dividend period.

The Series A Preferred Securities will be redeemable, in whole or in part, at the option of USB Realty Corp. on each fifth anniversary after the dividend payment date occurring in January 2012, and in whole but not in part, at the option of USB Realty Corp. on any dividend date that is not a five-year date. Any redemption will be subject to the approval of the Office of the Comptroller of the Currency.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
NOTE 15	Earnings Per Share

The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2012	2011	2010
Net income attributable to U.S. Bancorp	$5,647	$4,872	$3,317
Preferred dividends	(238)	(129)	(89)
Equity portion of gain on ITS exchange transaction, net of tax (a)	–	–	118
Earnings allocated to participating stock awards	(26)	(22)	(14)
Net income applicable to U.S. Bancorp common shareholders	$5,383	$4,721	$3,332
Average common shares outstanding	1,887	1,914	1,912
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9	9	9
Average diluted common shares outstanding	1,896	1,923	1,921
Earnings per common share	$2.85	$2.47	$1.74
Diluted earnings per common share	$2.84	$2.46	$1.73

(a)	During 2010, the Company exchanged depositary shares representing an ownership interest in 5,746 shares of Series A Preferred Stock for approximately 46 percent of the outstanding ITS issued by USB Capital IX to third party investors, retired a pro-rata portion of the related junior subordinated debentures and cancelled a pro-rata portion of the related stock purchase contracts.

Options and warrants outstanding at December 31, 2012, 2011 and 2010, to purchase 22 million, 54 million and 56 million common shares, respectively, were not included in the computation of diluted earnings per share for the years ended December 31, 2012, 2011 and 2010, respectively, because they were antidilutive. Convertible senior debentures that could potentially be converted into shares of the Company’s common stock pursuant to specified formulas, were not included in the computation of dilutive earnings per share because they were antidilutive.

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits
NOTE 16	Employee Benefits

Employee Retirement Savings Plan The Company has a defined contribution retirement savings plan that covers substantially all its employees. Qualified employees are allowed to contribute up to 75 percent of their annual compensation, subject to Internal Revenue Service limits, through salary deductions under Section 401(k) of the Internal Revenue Code. Employee contributions are invested, at the employees’ direction, among a variety of investment alternatives. Employee contributions are 100 percent matched by the Company, up to four percent of an employee’s eligible annual compensation. The Company’s matching contribution vests immediately. Although the matching contribution is initially invested in the Company’s common stock, an employee can reinvest the matching contribution among various investment alternatives. Total expense for the Company’s matching contributions was $111 million, $103 million and $96 million in 2012, 2011 and 2010, respectively.

Pension Plans The Company has tax qualified noncontributory defined benefit pension plans that provide benefits to substantially all its employees. Participants receive annual cash balance pay credits based on eligible pay multiplied by a percentage determined by their age and years of service. Participants also receive an annual interest credit. Employees become vested upon completing three years of vesting service. For participants in the plan before 2010 that elected to stay under their existing formula, pension benefits are provided to eligible employees based on years of service, multiplied by a percentage of their final average pay. As a result of plan mergers, a portion of pension benefits may also be provided using a cash balance benefit formula where only interest credits continue to be credited to participants’ accounts.

In general, the Company’s qualified pension plans’ funding objectives include maintaining a funded status sufficient to meet participant benefit obligations over time while reducing long-term funding requirements and pension costs. The Company has an established process for evaluating all of the plans, their performance and significant plan assumptions, including the assumed discount rate and the long-term rate of return (“LTROR”). Annually, the Company’s Compensation and Human Resources Committee (the “Committee”), assisted by outside consultants, evaluates plan objectives, funding policies and plan investment policies considering its long-term investment time horizon and asset allocation strategies. The process also evaluates significant plan assumptions. Although plan assumptions are established annually, the Company may update its analysis on an interim basis in order to be responsive to significant events that occur during the year, such as plan mergers and amendments.

The Company’s funding policy is to contribute amounts to its plans sufficient to meet the minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended by the Pension Protection Act, plus such additional amounts as the Company determines to be appropriate. The Company made a contribution of $35 million to its main pension plan in 2012, and made no contributions to its qualified pension plans in 2011. The Company anticipates making contributions of $207 million to its main pension plan in 2013. Any contributions made to the qualified plans are invested in accordance with established investment policies and asset allocation strategies.

In addition to the funded qualified pension plans, the Company maintains non-qualified plans that are unfunded and provide benefits to certain employees. The assumptions used in computing the accumulated benefit obligation, the projected benefit obligation and net pension expense are substantially consistent with those assumptions used for the funded qualified plans. In 2013, the Company expects to contribute $23 million to its non-qualified pension plans which equals the 2013 expected benefit payments.

Postretirement Welfare Plan In addition to providing pension benefits, the Company provides health care and death benefits to certain retired employees. Generally, all active employees may become eligible for subsidized retiree health care benefits by meeting defined age and service requirements. The medical plan contains other cost-sharing features such as deductibles and coinsurance. The estimated cost of these retiree benefit payments is accrued during the employees’ active service. Contributions have previously been made to the plan, and in 2013, the Company anticipates no contributions to its postretirement welfare plan.

The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2012	2011	2012	2011
Change in Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$3,261	$2,929	$170	$181
Service cost	129	119	5	4
Interest cost	168	169	7	9
Plan participants’ contributions	–	–	10	13
Actuarial loss (gain)	681	177	(26)	(15)
Lump sum settlements	(33)	(28)	–	–
Benefit payments	(110)	(105)	(26)	(25)
Federal subsidy on benefits paid	–	–	2	3
Benefit obligation at end of measurement period (a)	$4,096	$3,261	$142	$170
Change in Fair Value of Plan Assets
Fair value at beginning of measurement period	$2,103	$2,305	$120	$131
Actual return on plan assets	305	(90)	–	–
Employer contributions	56	21	1	1
Plan participants’ contributions	–	–	10	13
Lump sum settlements	(33)	(28)	–	–
Benefit payments	(110)	(105)	(26)	(25)
Fair value at end of measurement period	$2,321	$2,103	$105	$120
Funded (Unfunded) Status	$(1,775)	$(1,158)	$(37)	$(50)
Components of the Consolidated Balance Sheet
Current benefit liability	$(23)	$(21)	$–	$–
Noncurrent benefit liability	(1,752)	(1,137)	(37)	(50)
Recognized amount	$(1,775)	$(1,158)	$(37)	$(50)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(2,152)	$(1,746)	$84	$67
Net prior service credit (cost)	21	25	–	–
Recognized amount	$(2,131)	$(1,721)	$84	$67

(a)	At December 31, 2012 and 2011, the accumulated benefit obligation for all pension plans was $3.8 billion and $3.0 billion, respectively.

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2012	2011
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$4,096	$3,261
Fair value of plan assets	2,321	2,103
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	3,776	2,986
Fair value of plan assets	2,321	2,066

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2012	2011	2010	2012	2011	2010
Components of Net Periodic Benefit Cost
Service cost	$129	$119	$93	$5	$4	$7
Interest cost	168	169	155	7	9	11
Expected return on plan assets	(191)	(207)	(215)	(2)	(5)	(5)
Prior service cost (credit) and transition obligation (asset) amortization	(4)	(9)	(12)	–	–	–
Actuarial loss (gain) amortization	161	125	64	(7)	(6)	(5)
Net periodic benefit cost	$263	$197	$85	$3	$2	$8
Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(567)	$(474)	$(203)	$24	$10	$6
Net actuarial loss (gain) amortized during the year	161	125	64	(7)	(6)	(5)
Net prior service credit (cost) arising during the year	–	–	–	–	–	–
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(4)	(9)	(12)	–	–	–
Total recognized in other comprehensive income (loss)	$(410)	$(358)	$(151)	$17	$4	$1
Total recognized in net periodic benefit cost and other comprehensive income (loss) (a) (b)	$(673)	$(555)	$(236)	$14	$2	$(7)

(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 are $264 million and $(5) million, respectively.
(b)	The pretax estimated actuarial loss (gain) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 is $(11) million.

The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2012	2011	2012	2011
Discount rate (a)	4.1%	5.1%	3.1%	4.3%
Rate of compensation increase (b)	4.1	4.1	*	*
Health care cost trend rate for the next year (c)
Prior to age 65			8.0%	8.0%
After age 65			8.0	12.0
Effect on accumulated postretirement benefit obligation
One percent increase			$5	$8
One percent decrease			(5)	(8)

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 15.9, 12.2 and 7.2 years, respectively, for 2012, and 14.8, 11.4 and 7.7 years, respectively, for 2011.
(b)	Determined on a liability weighted basis.
(c)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.0 percent by 2019 and remain at this level thereafter.
*	Not applicable

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2012	2011	2010	2012	2011	2010
Discount rate (a)	5.1%	5.7%	6.2%	4.3%	4.9%	5.6%
Expected return on plan assets (b)	8.0	8.3	8.5	2.3	3.5	3.5
Rate of compensation increase (c)	4.1	4.0	3.0	*	*	*
Health care cost trend rate (d)
Prior to age 65				8.0%	8.0%	8.0%
After age 65				12.0	14.0	14.0
Effect on total of service cost and interest cost
One percent increase				$–	$–	$–
One percent decrease				–	–	–

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.8, 11.4 and 7.7 years, respectively, for 2012, and 14.0, 11.0 and 7.7 years, respectively, for 2011.
(b)	With the help of an independent pension consultant, a range of potential expected rates of return, economic conditions historical performance relative to assumed rates of return and asset allocation, and peer group LTROR information are used in developing the plan assumptions for its expected long-term rates of return on plan assets. The Company determined its 2012 expected long-term rates of return reflecting current economic conditions and plan assets.
(c)	Determined on a liability weighted basis.
(d)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

Investment Policies and Asset Allocation In establishing its investment policies and asset allocation strategies, the Company considers expected returns and the volatility associated with different strategies. An independent consultant performs modeling that projects numerous outcomes using a broad range of possible scenarios, including a mix of possible rates of inflation and economic growth. Starting with current economic information, the model bases its projections on past relationships between inflation, fixed income rates and equity returns when these types of economic conditions have existed over the previous 30 years, both in the United States and in foreign countries.

Generally, based on historical performance of the various investment asset classes, investments in equities have outperformed other investment classes but are subject to higher volatility. While an asset allocation including debt securities and other assets generally has lower volatility and may provide protection in a declining interest rate environment, it limits the pension plans’ long-term up-side potential. Given the pension plans’ investment horizon and the financial viability of the Company to meet its funding objectives, the Committee has determined that an asset allocation strategy investing principally in global equities diversified among various domestic and international equity categories is appropriate. The target asset allocation for the Company’s qualified pension plans at December 31, 2012 was 35 percent passively managed global equities, 25 percent actively managed global equities, 10 percent mid-small cap equities, 5 percent emerging markets equities, 5 percent real estate equities, and 20 percent debt securities. The target asset allocation at December 31, 2011 was 45 percent passively managed global equities, 25 percent actively managed global equities, 10 percent mid-small cap equities, 5 percent emerging markets equities, 5 percent real estate equities, and 10 percent debt securities.

At December 31, 2012 and 2011, plan assets of the qualified pension plans included asset management arrangements with related parties totaling $168 million and $95 million, respectively.

Under a contractual agreement with U.S. Bancorp Asset Management, Inc. an affiliate of the Company, certain plan assets are lent to qualified borrowers on a short-term basis in exchange for investment fee income. These borrowers may collateralize the loaned securities with either cash or non-cash securities. Cash collateral held at December 31, 2012 and 2011 totaled $14 million and $12 million, respectively, with obligations to return the cash collateral of $20 million at December 31, 2012 and 2011

Per authoritative accounting guidance, the Company groups plan assets into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to Note 20 for further discussion on these levels.

The assets of the qualified pension plans include investments in equity and U.S. Treasury securities whose fair values are determined based on quoted prices in active markets and are classified within Level 1 of the fair value hierarchy. The qualified pension plans also invest in collective investment and mutual funds whose fair values are determined using the net asset value provided by the administrator of the fund and as a result are classified as Level 2. In addition, the qualified pension plans invest in debt securities and foreign currency transactions that are valued using third party pricing services and are classified as Level 2. The qualified pension plan invests in a money market mutual fund with cash collateral from its securities lending arrangement, whose fair value is determined based on quoted prices in markets that are less active and therefore is classified as Level 2. Additionally, the qualified pension plan has investments in limited partnership interests and debt securities whose fair values are determined by the Company by analyzing the limited partnerships’ audited financial statements and by averaging the prices obtained from independent pricing services, respectively. These securities are classified as Level 3.

The following table summarizes the plan investment assets measured at fair value at December 31:

	Pension Plans						Postretirement Welfare Plan
	2012			2011			2012	2011
(Dollars in Millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 1
Cash and cash equivalents	$119	$–	$–	$23	$–	$–	$105	$120
Debt securities	151	114	7	63	36	7	–	–
Corporate stock
Domestic equity securities	275	–	–	232	–	–	–	–
Mid-small cap equity securities	173	–	–	159	–	–	–	–
International equity securities	285	–	–	250	–	–	–	–
Real estate equity securities	132	–	–	103	–	–	–	–
Collective investment funds
Domestic equity securities	–	400	–	–	509	–	–	–
Mid-small cap equity securities	–	59	–	–	53	–	–	–
Emerging markets equity securities	–	61	–	–	51	–	–	–
International equity securities	–	362	–	–	455	–	–	–
Mutual funds
Money market	–	7	–	–	6	–	–	–
Debt securities	–	129	–	–	127	–	–	–
Emerging markets equity securities	–	71	–	–	50	–	–	–
Other	–	(7)	3	–	(7)	6	–	–
Total (a)	$1,135	$1,196	$10	$830	$1,280	$13	$105	$120

(a)	Total investment assets of the pension plans exclude obligations to return cash collateral to qualified borrowers of $20 million at December 31, 2012 and 2011, under security lending arrangements.

The following table summarizes the changes in fair value for all plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2012		2011		2010
(Dollars in Millions)	Debt Securities	Other	Debt Securities	Other	Debt Securities	Other
Balance at beginning of period	$7	$6	$8	$6	$7	$6
Unrealized gains (losses) relating to assets still held at end of year	1	(2)	—	(9)	3	—
Purchases, sales, and settlements, net	(1)	(1)	(1)	9	(2)	—
Balance at end of period	$7	$3	$7	$6	$8	$6

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan (a)	Medicare Part D Subsidy Receipts
2013	$161	$16	$2
2014	166	16	2
2015	174	17	2
2016	184	17	2
2017	190	17	3
2018 — 2022	1,096	80	14

(a)	Net of expected retiree contributions and before Medicare Part D subsidy.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
NOTE 17	Stock-Based Compensation

As part of its employee and director compensation programs, the Company may grant certain stock awards under the provisions of the existing stock compensation plans, including plans assumed in acquisitions. The plans provide for grants of options to purchase shares of common stock at a fixed price equal to the fair value of the underlying stock at the date of grant. Option grants are generally exercisable up to ten years from the date of grant. In addition, the plans provide for grants of shares of common stock or stock units that are subject to restriction on transfer prior to vesting. Most stock and unit awards vest over three to five years and are subject to forfeiture if certain vesting requirements are not met. Stock incentive plans of acquired companies are generally terminated at the merger closing dates. Participants under such plans receive the Company’s common stock, or options to buy the Company’s stock, based on the conversion terms of the various merger agreements. At December 31, 2012, there were 58 million shares (subject to adjustment for forfeitures) available for grant under various plans.

Stock Option Awards

The following is a summary of stock options outstanding and exercised under various stock options plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
2012
Number outstanding at beginning of period	75,823,941	$27.60
Granted	4,180,492	28.65
Exercised	(15,681,323)	23.12
Cancelled (a)	(1,151,192)	24.90
Number outstanding at end of period (b)	63,171,918	$28.83	4.9	$196
Exercisable at end of period	50,671,654	$30.12	4.2	$92
2011
Number outstanding at beginning of period	85,622,705	$26.80
Granted	4,063,369	28.66
Exercised	(8,508,107)	19.49
Cancelled (a)	(5,354,026)	28.44
Number outstanding at end of period (b)	75,823,941	$27.60	5.2	$(42)
Exercisable at end of period	57,039,334	$29.14	4.4	$(120)
2010
Number outstanding at beginning of period	88,379,469	$26.49
Granted	5,417,631	23.98
Exercised	(5,769,586)	19.38
Cancelled (a)	(2,404,809)	27.03
Number outstanding at end of period (b)	85,622,705	$26.80	5.5	$15
Exercisable at end of period	57,542,065	$28.28	4.4	$(76)

(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Stock-based compensation expense is based on the estimated fair value of the award at the date of grant or modification. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model, requiring the use of subjective assumptions. Because employee stock options have characteristics that differ from those of traded options, including vesting provisions and trading limitations that impact their liquidity, the determined value used to measure compensation expense may vary from their actual fair value. The following table includes the weighted average estimated fair value and assumptions utilized by the Company for newly issued grants:

Year Ended December 31	2012	2011	2010
Estimated fair value	$10.19	$10.55	$8.36
Risk-free interest rates	.9%	2.5%	2.5%
Dividend yield	2.6%	2.5%	3.0%
Stock volatility factor	.49	.47	.47
Expected life of options (in years)	5.5	5.5	5.5

Expected stock volatility is based on several factors including the historical volatility of the Company’s stock, implied volatility determined from traded options and other factors. The Company uses historical data to estimate option exercises and employee terminations to estimate the expected life of options. The risk-free interest rate for the expected life of the options is based on the U.S. Treasury yield curve in effect on the date of grant. The expected dividend yield is based on the Company’s expected dividend yield over the life of the options.

The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Fair value of options vested	$49	$54	$61
Intrinsic value of options exercised	143	61	35
Cash received from options exercised	362	165	112
Tax benefit realized from options exercised	75	23	13

To satisfy option exercises, the Company predominantly uses treasury stock.

Additional information regarding stock options outstanding as of December 31, 2012, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02 – $15.00	6,877,581	6.1	$11.39	3,922,950	$11.37
$15.01 – $20.00	186,439	3.7	19.35	171,651	19.47
$20.01 – $25.00	4,241,644	7.1	23.82	1,831,981	23.79
$25.01 – $30.00	17,691,503	5.4	29.05	10,591,999	29.36
$30.01 – $35.00	24,669,720	4.2	31.69	24,648,451	31.69
$35.01 – $36.25	9,505,031	4.0	36.06	9,504,622	36.06
	63,171,918	4.9	$28.83	50,671,654	$30.12

Restricted Stock and Unit Awards

A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2012		2011		2010
Year Ended December 31	Shares	Weighted- Average Grant-Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value
Nonvested Shares
Outstanding at beginning of period	8,995,295	$22.46	8,811,027	$19.74	6,788,203	$16.68
Granted	3,085,077	28.70	3,136,086	28.20	4,398,660	24.05
Vested	(2,931,820)	20.97	(2,552,979)	20.15	(1,862,228)	18.71
Cancelled	(212,809)	25.01	(398,839)	22.20	(513,608)	20.00
Outstanding at end of period	8,935,743 (a)	$25.04	8,995,295	$22.46	8,811,027	$19.74

(a)	Includes maximum number of shares to be received by participants under awards that are based on the achievement of certain future performance criteria by the Company.

The total fair value of shares vested was $86 million, $72 million and $44 million for 2012, 2011 and 2010, respectively. Stock-based compensation expense was $129 million, $118 million and $113 million for 2012, 2011 and 2010, respectively. On an after-tax basis, stock-based compensation was $80 million, $73 million and $70 million for 2012, 2011, and 2010, respectively. As of December 31, 2012, there was $151 million of total unrecognized compensation cost related to nonvested share-based arrangements granted under the plans. That cost is expected to be recognized over a weighted-average period of 2.4 years as compensation expense.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
NOTE 18	Income Taxes

The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Federal
Current	$1,853	$907	$1,105
Deferred	45	689	(339)
Federal income tax	1,898	1,596	766
State
Current	334	186	200
Deferred	4	59	(31)
State income tax	338	245	169
Total income tax provision	$2,236	$1,841	$935

A reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Tax at statutory rate	$2,704	$2,320	$1,470
State income tax, at statutory rates, net of federal tax benefit	220	159	110
Tax effect of
Tax credits, net of related expenses	(479)	(458)	(462)
Tax-exempt income	(219)	(226)	(214)
Noncontrolling interests	55	29	18
Other items	(45)	17	13
Applicable income taxes	$2,236	$1,841	$935

The tax effects of fair value adjustments on securities available-for-sale, derivative instruments in cash flow hedges, foreign currency translation adjustments, pension and post-retirement plans and certain tax benefits related to stock options are recorded directly to shareholders’ equity as part of other comprehensive income (loss).

In preparing its tax returns, the Company is required to interpret complex tax laws and regulations and utilize income and cost allocation methods to determine its taxable income. On an ongoing basis, the Company is subject to examinations by federal, state, local and foreign taxing authorities that may give rise to differing interpretations of these complex laws, regulations and methods. Due to the nature of the examination process, it generally takes years before these examinations are completed and matters are resolved. Changes in income tax expense and associated liabilities related to the resolution of income tax examinations in 2012, 2011 and 2010 were not significant. Federal tax examinations for all years ending through December 31, 2008, are completed and resolved. The Company’s tax returns for the years ended December 31, 2009 and 2010 are under examination by the Internal Revenue Service. The years open to examination by state and local government authorities vary by jurisdiction.

A reconciliation of the changes in the federal, state and foreign unrecognized tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$479	$532	$440
Additions for tax positions taken in prior years	73	24	116
Additions for tax positions taken in the current year	5	2	30
Exam resolutions	(245)	(70)	–
Statute expirations	(10)	(9)	(54)
Balance at end of period	$302	$479	$532

The total amount of unrecognized tax positions that, if recognized, would impact the effective income tax rate as of December 31, 2012, 2011 and 2010, were $240 million, $220 million and $253 million, respectively. The change in unrecognized tax position balances in 2012 from exam resolutions relates to determination of the timing of deductions for losses on various securities and debt obligations. The Company classifies interest and penalties related to unrecognized tax positions as a component of income tax expense. At December 31, 2012, the Company’s uncertain tax position balances included $39 million in accrued interest. During the years ended December 31, 2012, 2011 and 2010 the Company recorded approximately $(8) million, $(2) million and $(6) million, respectively, in interest on unrecognized tax positions.

Deferred income tax assets and liabilities reflect the tax effect of estimated temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for the same items for income tax reporting purposes.

The significant components of the Company’s net deferred tax asset (liability) as of December 31 were:

(Dollars in Millions)	2012	2011
Deferred Tax Assets
Allowance for credit losses	$1,756	$1,872
Pension and postretirement benefits	523	281
Accrued expenses	476	399
Stock compensation	183	203
Federal, state and foreign net operating loss carryforwards	60	26
Securities available-for-sale and financial instruments	–	85
Partnerships and other investment assets	395	571
Other deferred tax assets, net	180	96
Gross deferred tax assets	3,573	3,533
Deferred Tax Liabilities
Leasing activities	(2,792)	(3,048)
Goodwill and other intangible assets	(565)	(517)
Mortgage servicing rights	(490)	(522)
Securities available-for-sale and financial instruments	(232)	–
Loans	(168)	(175)
Fixed assets	(201)	(169)
Other deferred tax liabilities, net	(361)	(176)
Gross deferred tax liabilities	(4,809)	(4,607)
Valuation allowance	(84)	(51)
Net Deferred Tax Asset (Liability)	$(1,320)	$(1,125)

The Company has approximately $723 million of federal, state and foreign net operating loss carryforwards which expire at various times through 2032. Limitations on the ability to realize these carryforwards is reflected in the associated valuation allowance. Management has determined it is more likely than not the other net deferred tax assets could be realized through carry back to taxable income in prior years, future reversals of existing taxable temporary differences and future taxable income.

At December 31, 2012, retained earnings included approximately $102 million of base year reserves of acquired thrift institutions, for which no deferred federal income tax liability has been recognized. These base year reserves would be recaptured if the Company’s banking subsidiaries cease to qualify as a bank for federal income tax purposes. The base year reserves also remain subject to income tax penalty provisions that, in general, require recapture upon certain stock redemptions of, and excess distributions to, stockholders.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments
NOTE 19	Derivative Instruments

The Company recognizes all derivatives in the Consolidated Balance Sheet at fair value in other assets or in other liabilities. On the date the Company enters into a derivative contract, the derivative is designated as either a hedge of the fair value of a recognized asset or liability (“fair value hedge”); a hedge of a forecasted transaction or the variability of cash flows to be paid related to a recognized asset or liability (“cash flow hedge”); a hedge of the volatility of an investment in foreign operations driven by changes in foreign currency exchange rates (“net investment hedge”); or a designation is not made as it is a customer-related transaction, an economic hedge for asset/liability risk management purposes or another stand-alone derivative created through the Company’s operations (“free-standing derivative”).

The following table provides information on the fair value of the Company’s derivative positions as of December 31:

	2012		2011
(Dollars in Millions)	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Total fair value of derivative positions	$1,806	$2,183	$1,913	$2,554
Netting (a)	(418)	(1,549)	(294)	(1,889)
Total	$1,388	$634	$1,619	$665

(a)	Represents netting of derivative asset and liability balances, and related collateral, with the same counterparty subject to master netting agreements. At December 31, 2012, the amount of collateral posted by counterparties, consisting primarily of cash and money market investments, that was netted against derivative assets was $84 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $1.2 billion, compared with $88 million and $1.7 billion, respectively, at December 31, 2011.

Of the Company’s $62.0 billion of total notional amount of asset and liability management positions at December 31, 2012, $12.8 billion was designated as a fair value, cash flow or net investment hedge. When a derivative is designated as a fair value, cash flow or net investment hedge, the Company performs an assessment, at inception and, at a minimum, quarterly thereafter, to determine the effectiveness of the derivative in offsetting changes in the value or cash flows of the hedged item(s).

Fair Value Hedges These derivatives are primarily interest rate swaps that hedge the change in fair value related to interest rate changes of underlying fixed-rate debt and junior subordinated debentures. Changes in the fair value of derivatives designated as fair value hedges, and changes in the fair value of the hedged items, are recorded in earnings. All fair value hedges were highly effective for the year ended December 31, 2012, and the change in fair value attributed to hedge ineffectiveness was not material.

Cash Flow Hedges These derivatives are interest rate swaps that are hedges of the forecasted cash flows from the underlying variable-rate loans and debt. Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income (loss) until the cash flows of the hedged items are realized. If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occurring, whereby the amounts within other comprehensive income (loss) remain. At December 31, 2012, the Company had $404 million (net-of-tax) of realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss), compared with $489 million (net-of-tax) at December 31, 2011. The estimated amount to be reclassified from other comprehensive income (loss) into earnings during the next 12 months is a loss of $133 million (net-of-tax). This amount includes gains and losses related to hedges that were terminated early for which the forecasted transactions are still probable. All cash flow hedges were highly effective for the year ended December 31, 2012, and the change in fair value attributed to hedge ineffectiveness was not material.

Net Investment Hedges The Company uses forward commitments to sell specified amounts of certain foreign currencies, and occasionally non-derivative debt instruments, to hedge the volatility of its investment in foreign operations driven by fluctuations in foreign currency exchange rates. The ineffectiveness on all net investment hedges was not material for the year ended December 31, 2012. There were no non-derivative debt instruments designated as net investment hedges at December 31, 2012 or 2011.

Other Derivative Positions The Company enters into free-standing derivatives to mitigate interest rate risk and for other risk management purposes. These derivatives include forward commitments to sell to-be-announced securities (“TBAs”) and other commitments to sell residential mortgage loans, which are used to economically hedge the interest rate risk related to residential mortgage loans held for sale and unfunded mortgage loan commitments. The Company also enters into interest rate swaps, forward commitments to buy TBAs, U.S. Treasury futures and options on U.S. Treasury futures to economically hedge the change in the fair value of the Company’s MSRs. The Company also enters into foreign currency forwards to economically hedge remeasurement gains and losses the Company recognizes on foreign currency denominated assets and liabilities. In addition, the Company acts as a seller and buyer of interest rate derivatives and foreign exchange contracts for its customers. To mitigate the market and liquidity risk associated with these customer derivatives, the Company enters into similar offsetting positions with broker-dealers. The Company also has derivative contracts that are created through its operations, including commitments to originate mortgage loans held for sale and certain derivative financial guarantee contracts.

For additional information on the Company’s purpose for entering into derivative transactions and its overall risk management strategies, refer to “Management Discussion and Analysis — Use of Derivatives to Manage Interest Rate and Other Risks” which is incorporated by reference into these Notes to Consolidated Financial Statements.

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2012
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$500	$30	3.09	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	32	–	9.88	4,528	718	3.79
Receive fixed/pay floating swaps	7,000	45	1.84	–	–	–
Net investment hedges
Foreign exchange forward contracts	758	1	.07	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	11,164	138	.07	2,921	13	.04
Sell	6,299	18	.11	12,223	57	.09
Options
Purchased	2,435	–	.07	–	–	–
Written	4,991	123	.12	4	–	.06
Receive fixed/pay floating swaps	350	1	10.21	3,775	14	10.21
Foreign exchange forward contracts	618	4	.03	1,383	6	.01
Equity contracts	31	–	2.80	27	–	2.46
Credit contracts	1,056	3	4.56	1,947	10	3.11
December 31, 2011
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	500	27	4.09	–	–	–
Foreign exchange cross-currency swaps	688	17	5.17	432	23	5.17
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	4,788	803	4.03
Receive fixed/pay floating swaps	750	–	2.75	6,250	6	2.86
Net investment hedges
Foreign exchange forward contracts	708	4	.08	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	14,270	150	.07	29	–	.12
Sell	231	1	.15	14,415	134	.11
Options
Purchased	1,250	–	.07	–	–	–
Written	4,421	80	.10	11	1	.13
Receive fixed/pay floating swaps	2,625	9	10.21	–	–	–
Foreign exchange forward contracts	307	1	.08	1,414	11	.08
Equity contracts	54	1	1.05	10	–	.64
Credit contracts	800	7	3.71	1,600	8	3.59

The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2012
Interest rate contracts
Receive fixed/pay floating swaps	$16,671	$1,085	4.78	$1,090	$15	9.30
Pay fixed/receive floating swaps	928	14	11.12	16,923	1,042	4.74
Options
Purchased	3,046	16	5.24	28	–	4.42
Written	286	–	.75	2,788	16	5.68
Foreign exchange rate contracts
Forwards, spots and swaps (a)	12,186	322	.43	11,861	286	.44
Options
Purchased	323	6	.55	–	–	–
Written	–	–	–	323	6	.55
December 31, 2011
Interest rate contracts
Receive fixed/pay floating swaps	16,230	1,216	4.98	523	1	2.52
Pay fixed/receive floating swaps	99	–	1.81	16,206	1,182	5.10
Options
Purchased	2,660	26	6.11	–	–	–
Written	–	–	–	2,660	26	6.11
Foreign exchange rate contracts
Forwards, spots and swaps (a)	7,936	369	.54	7,731	354	.54
Options
Purchased	127	5	.41	–	–	–
Written	–	–	–	127	5	.41

(a)	Reflects the net of long and short positions.

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2012	2011	2010	2012	2011	2010
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts (a)	$(46)	$(213)	$(235)	$(131)	$(138)	$(148)
Net investment hedges
Foreign exchange forward contracts	(19)	34	(25)	–	–	–
Non-derivative debt instruments	20	–	–	–	–	–

Note:	Ineffectiveness on cash flow and net investment hedges was not material for the years ended December 31, 2012, 2011 and 2010.
(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income on loans and interest expense on long-term debt.

The table below shows the gains (losses) recognized in earnings for fair value hedges, other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2012	2011	2010
Asset and Liability Management Positions
Fair value hedges (a)
Interest rate contracts	Other noninterest income	$3	$(36)	$(31)
Foreign exchange cross-currency swaps	Other noninterest income	42	(69)	(193)
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	437	23	831
Purchased and written options	Mortgage banking revenue	854	456	425
Receive fixed/pay floating swaps	Mortgage banking revenue	175	518	–
Pay fixed/receive floating swaps	Mortgage banking revenue	–	1	–
Foreign exchange forward contracts	Commercial products revenue	(63)	(81)	(16)
Equity contracts	Compensation expense	2	1	1
Credit contracts	Other noninterest income/expense	(8)	–	(6)
Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	(118)	302	201
Pay fixed/receive floating swaps	Other noninterest income	124	(317)	(196)
Purchased and written options	Other noninterest income	–	–	1
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	50	53	49
Purchased and written options	Commercial products revenue	–	–	1

(a)	Gains (Losses) on items hedged by interest rate contracts and foreign exchange forward contracts, included in noninterest income (expense), were $(3) million and $(44) million for the year ended December 31, 2012, respectively, $29 million and $72 million for the year ended December 31, 2011, respectively, and $35 million and $193 million for the year ended December 31, 2010, respectively. The ineffective portion was immaterial for the years ended December 31, 2012, 2011 and 2010.

Derivatives are subject to credit risk associated with counterparties to the derivative contracts. The Company measures that credit risk using a credit valuation adjustment and includes it within the fair value of the derivative. The Company manages counterparty credit risk through diversification of its derivative positions among various counterparties, by entering into master netting agreements and, where possible, by requiring collateral agreements. A master netting agreement allows two counterparties, who have multiple derivative contracts with each other, the ability to net settle amounts under all contracts, including any related collateral posted, through a single payment and in a single currency. Collateral agreements require the counterparty to post, on a daily basis, collateral (typically cash or money market investments) equal to the Company’s net derivative receivable. For highly-rated counterparties, the agreements may include minimum dollar posting thresholds, but allow for the Company to call for immediate, full collateral coverage when credit-rating thresholds are triggered by counterparties.

The Company’s collateral agreements are bilateral and, therefore, contain provisions that require collateralization of the Company’s net liability derivative positions. Required collateral coverage is based on certain net liability thresholds and contingent upon the Company’s credit rating from two of the nationally recognized statistical rating organizations. If the Company’s credit rating were to fall below credit ratings thresholds established in the collateral agreements, the counterparties to the derivatives could request immediate full collateral coverage for derivatives in net liability positions. The aggregate fair value of all derivatives under collateral agreements that were in a net liability position at December 31, 2012, was $1.6 billion. At December 31, 2012, the Company had $1.2 billion of cash posted as collateral against this net liability position.

Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Values of Assets and Liabilities
NOTE 20	Fair Values of Assets and Liabilities

The Company uses fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Derivatives, trading and available-for-sale investment securities, certain mortgage loans held for sale (“MLHFS”) and MSRs are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans held for sale, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-fair value accounting or impairment write-downs of individual assets.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value measurement reflects all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset, and the risk of nonperformance.

The Company groups its assets and liabilities measured at fair value into a three-level hierarchy for valuation techniques used to measure financial assets and financial liabilities at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities. Level 1 includes U.S. Treasury and exchange-traded instruments.

•

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes debt securities that are traded less frequently than exchange-traded instruments and which are typically valued using third party pricing services; derivative contracts and other assets and liabilities, including securities, whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data; and MLHFS whose values are determined using quoted prices for similar assets or pricing models with inputs that are observable in the market or can be corroborated by observable market data.

•

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category includes MSRs, certain debt securities and certain derivative contracts.

When the Company changes its valuation inputs for measuring financial assets and financial liabilities at fair value, either due to changes in current market conditions or other factors, it may need to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Company recognizes these transfers at the end of the reporting period that the transfers occur. During the years ended December 31, 2012, 2011 and 2010, there were no transfers of financial assets or financial liabilities between the hierarchy levels.

The Company has processes and controls in place to increase the reliability of estimates it makes in determining fair value measurements. Items quoted on an exchange are verified to the quoted price. Items provided by a third party pricing service are subject to price verification procedures as discussed in more detail in the specific valuation discussions provided in the section that follows. For fair value measurements modeled internally, the Company’s valuation models are subject to the Company’s Model Risk Governance Policy and Program, as maintained by the Company’s credit administration department. The purpose of model validation is to assess the accuracy of the models’ input, processing, and reporting components. All models are required to be independently reviewed and approved prior to being placed in use, and are subject to formal change control procedures. Under the Company’s Model Risk Governance Policy, models are required to be reviewed at least annually to ensure they are operating as intended. Inputs into the models are market observable inputs whenever available. When market observable inputs are not available, the inputs are developed based upon analysis of historical experience and evaluation of other relevant market data. Significant unobservable model inputs are subject to review by senior management in corporate functions, who are independent from the modeling. Significant unobservable model inputs are also compared to actual results, typically on a quarterly basis. Significant Level 3 fair value measurements are also subject to corporate-level review and are benchmarked to market transactions or other market data, when available. Additional discussion of processes and controls are provided in the valuation methodologies section that follows.

The following section describes the valuation methodologies used by the Company to measure financial assets and liabilities at fair value and for estimating fair value for financial instruments not recorded at fair value as required under disclosure guidance related to the fair value of financial instruments. In addition, the following section includes an indication of the level of the fair value hierarchy in which the assets or liabilities are classified. Where appropriate, the description includes information about the valuation models and key inputs to those models. During 2012, 2011 and 2010, there were no significant changes to the valuation techniques used by the Company to measure fair value.

Cash and Due From Banks The carrying value of cash and due from banks approximate fair value and are classified within Level 1. Fair value is provided for disclosure purposes only.

Federal Funds Sold and Securities Purchased Under Resale Agreements The carrying value of federal funds sold and securities purchased under resale agreements approximate fair value because of the relatively short time between the origination of the instrument and its expected realization and are classified within Level 2. Fair value is provided for disclosure purposes only.

Investment Securities When quoted market prices for identical securities are available in an active market, these prices are used to determine fair value and these securities are classified within Level 1 of the fair value hierarchy. Level 1 investment securities are predominantly U.S. Treasury securities.

For other securities, quoted market prices may not be readily available for the specific securities. When possible, the Company determines fair value based on market observable information, including quoted market prices for similar securities, inactive transaction prices, and broker quotes. These securities are classified within Level 2 of the fair value hierarchy. Level 2 valuations are generally provided by a third party pricing service. The Company reviews the valuation methodologies utilized by the pricing service and, on a quarterly basis, reviews the security level prices provided by the pricing service against management’s expectation of fair value, based on changes in various benchmarks and market knowledge from recent trading activity. Additionally, each quarter, the Company validates the fair value provided by the pricing services by comparing them to recent observable market trades (where available), broker provided quotes, or other independent secondary pricing sources. Prices obtained from the pricing service are adjusted if they are found to be inconsistent with observable market data. Level 2 investment securities are predominantly agency mortgage-backed securities, certain other asset-backed securities, municipal securities, corporate debt securities, agency debt securities and perpetual preferred securities.

The fair value of securities for which there are no market trades, or where trading is inactive as compared to normal market activity, are classified within Level 3 of the fair value hierarchy. The Company determines the fair value of these securities using a discounted cash flow methodology and incorporating observable market information, where available. These valuations are modeled by a unit within the Company’s treasury department. The valuations use assumptions regarding housing prices, interest rates and borrower performance. Inputs are refined and updated at least quarterly to reflect market developments and actual performance. The primary valuation drivers of these securities are the prepayment rates, default rates and default severities associated with the underlying collateral, as well as the discount rate used to calculate the present value of the projected cash flows. Level 3 fair values, including the assumptions used, are subject to review by senior management in corporate functions, who are independent from the modeling. The fair value measurements are also compared to fair values provided by third party pricing services, where available. Securities classified within Level 3 include non-agency mortgage-backed securities, non-agency commercial mortgage-backed securities, certain asset-backed securities, certain collateralized debt obligations and collateralized loan obligations, certain corporate debt securities and SIV-related securities.

Mortgage Loans Held For Sale MLHFS measured at fair value, for which an active secondary market and readily available market prices exist, are initially valued at the transaction price and are subsequently valued by comparison to instruments with similar collateral and risk profiles. MLHFS are classified within Level 2. Included in mortgage banking revenue was a $287 million net gain, a $15 million net gain and a $125 million net loss, for the years ended December 31, 2012, 2011 and 2010, respectively, from the changes to fair value of these MLHFS under fair value option accounting guidance. Changes in fair value due to instrument specific credit risk were immaterial. Interest income for MLHFS is measured based on contractual interest rates and reported as interest income in the Consolidated Statement of Income. Electing to measure MLHFS at fair value reduces certain timing differences and better matches changes in fair value of these assets with changes in the value of the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting.

Loans The loan portfolio includes adjustable and fixed-rate loans, the fair value of which was estimated using discounted cash flow analyses and other valuation techniques. The expected cash flows of loans considered historical prepayment experiences and estimated credit losses and were discounted using current rates offered to borrowers of similar credit characteristics. Generally, loan fair values reflect Level 3 information. Fair value is provided for disclosure purposes only, with the exception of impaired collateral-based loans that are measured at fair value on a non-recurring basis utilizing the underlying collateral fair value.

Mortgage Servicing Rights MSRs are valued using a discounted cash flow methodology. Accordingly, MSRs are classified within Level 3. The Company determines fair value by estimating the present value of the asset’s future cash flows using prepayment rates, discount rates, and other assumptions. The MSR valuations, as well as the assumptions used, are developed by the mortgage banking division and are subject to review by senior management in corporate functions, who are independent from the modeling. The MSR valuations and assumptions are validated through comparison to trade information and industry surveys when available, and are also compared to independent third party valuations each quarter. Risks inherent in MSR valuation include higher than expected prepayment rates and/or delayed receipt of cash flows. There is minimal market activity for MSRs, therefore the determination of fair value requires significant management judgment. Refer to Note 9 for further information on MSR valuation assumptions.

Derivatives The majority of derivatives held by the Company are executed over-the-counter and are valued using standard cash flow, Black-Derman-Toy and Monte Carlo valuation techniques. The models incorporate inputs, depending on the type of derivative, including interest rate curves, foreign exchange rates and volatility. In addition, all derivative values incorporate an assessment of the risk of counterparty nonperformance, measured based on the Company’s evaluation of credit risk as well as external assessments of credit risk, where available. The Company monitors and manages its nonperformance risk by considering its ability to net derivative positions under master netting agreements, as well as collateral received or provided under collateral support agreements. Accordingly, the Company has elected to measure the fair value of derivatives, at a counterparty level, on a net basis. The majority of the derivatives are classified within Level 2 of the fair value hierarchy, as the significant inputs to the models, including nonperformance risk, are observable. However, certain derivative transactions are with counterparties where risk of nonperformance cannot be observed in the market, and therefore the credit valuation adjustments result in these derivatives being classified within Level 3 of the fair value hierarchy. The credit valuation adjustments for nonperformance risk are determined by the Company’s treasury department using credit assumptions provided by credit administration. The credit assumptions are compared to actual results quarterly and are recalibrated as appropriate.

The Company also has commitments to sell, purchase and originate mortgage loans that meet the accounting requirements of a derivative. These mortgage loan commitments are valued by pricing models that include market observable and unobservable inputs, which result in the commitments being classified within Level 3 of the fair value hierarchy. The unobservable inputs include assumptions about the percentage of commitments that actually become a closed loan and the MSR value that is inherent in the underlying loan value, both of which are developed by the Company’s mortgage banking division. The closed loan percentages for the mortgage loan commitments are monitored on an on-going basis, as these percentages are also used for the Company’s economic hedging activities. The inherent MSR value for the commitments are generated by the same models used for the Company’s MSRs and thus are subject to the same processes and controls as described for the MSRs above.

Other Financial Instruments Other financial instruments include cost method equity investments and community development and tax-advantaged related assets and liabilities. The majority of the Company’s cost method equity investments are in Federal Home Loan Bank and Federal Reserve Bank stock, whose carrying amounts approximate their fair value and are classified within Level 2. Investments in private equity and other limited partnership funds are estimated using fund provided net asset values. These equity investments are classified within Level 3. Fair value is provided for disclosure purposes only.

Community development and tax-advantaged investments generate a return primarily through the realization of federal and state income tax credits, with a duration typically equal to the period that the tax credits are realized. Asset balances primarily represent the assets of the underlying community development and tax-advantaged entities the Company consolidated per applicable authoritative accounting guidance. Liabilities of the underlying consolidated entities were included in long-term debt. The carrying value of the asset balances are a reasonable estimate of fair value and are classified within Level 3. Refer to Note 7 for further information on community development and tax-advantaged related assets and liabilities. Fair value is provided for disclosure purposes only.

Deposit Liabilities The fair value of demand deposits, savings accounts and certain money market deposits is equal to the amount payable on demand. The fair value of fixed-rate certificates of deposit was estimated by discounting the contractual cash flow using current market rates. Deposit liabilities are classified within Level 2. Fair value is provided for disclosure purposes only.

Short-term Borrowings Federal funds purchased, securities sold under agreements to repurchase, commercial paper and other short-term funds borrowed have floating rates or short-term maturities. The fair value of short-term borrowings was determined by discounting contractual cash flows using current market rates. Short-term borrowings are classified within Level 2. Fair value is provided for disclosure purposes only.

Long-term Debt The fair value for most long-term debt was determined by discounting contractual cash flows using current market rates. Junior subordinated debt instruments were valued using market quotes. Long-term debt is classified within Level 2. Fair value is provided for disclosure purposes only.

Loan Commitments, Letters of Credit and Guarantees The fair value of commitments, letters of credit and guarantees represents the estimated costs to terminate or otherwise settle the obligations with a third party. Other loan commitments, letters of credit and guarantees are not actively traded, and the Company estimates their fair value based on the related amount of unamortized deferred commitment fees adjusted for the probable losses for these arrangements. These arrangements are classified within Level 3. Fair value is provided for disclosure purposes only.

Significant Unobservable Inputs of Level 3 Assets and Liabilities

The following section provides information on the significant inputs used by the Company to determine the fair value measurements of Level 3 assets and liabilities recorded at fair value on the Consolidated Balance Sheet. In addition, the following section includes a discussion of the sensitivity of the fair value measurements to changes in the significant inputs and a description of any interrelationships between these inputs for Level 3 assets and liabilities recorded at fair value on a recurring basis. The discussion below excludes nonrecurring fair value measurements of collateral value used for impairment measures for loans and other real estate owned. These valuations utilize third party appraisal or broker price opinions, and are classified as Level 3 due to the significant judgment involved.

Available-For-Sale Investment Securities The significant unobservable inputs used in the fair value measurement of the Company’s modeled Level 3 available-for-sale investment securities are prepayment rates, probability of default and loss severities associated with the underlying collateral, as well as the discount margin used to calculate the present value of the projected cash flows. Increases in prepayment rates for Level 3 securities will typically result in higher fair values, as increased prepayment rates accelerate the receipt of expected cash flows and reduce exposure to credit losses. Increases in the probability of default and loss severities will result in lower fair values, as these increases reduce expected cash flows. Discount margin is the Company’s estimate of the current market spread above the respective benchmark rate. Higher discount margin will result in lower fair values, as it reduces the present value of the expected cash flows.

Prepayment rates generally move in the opposite direction of market interest rates. In the current environment, an increase in the probability of default will generally be accompanied with an increase in loss severity, as both are impacted by underlying collateral values. Discount margins are influenced by market expectations about the security’s collateral performance, and therefore may directionally move with probability and severity of default; however, discount margins are also impacted by broader market forces, such as competing investment yields, sector liquidity, economic news, and other macroeconomic factors.

The following table shows the significant valuation assumption ranges for Level 3 available-for-sale investment securities at December 31, 2012:

	Minimum	Maximum	Average
Residential Prime Non-Agency Mortgage-Backed Securities (a)
Estimated lifetime prepayment rates	5%	22%	13%
Lifetime probability of default rates	–	6	3
Lifetime loss severity rates	25	70	43
Discount margin	2	6	4
Residential Non-Prime Non-Agency Mortgage-Backed Securities (b)
Estimated lifetime prepayment rates	2%	10%	6%
Lifetime probability of default rates	3	10	7
Lifetime loss severity rates	15	70	54
Discount margin	2	7	5
Other Asset-Backed Securities
Estimated lifetime prepayment rates	6%	6%	6%
Lifetime probability of default rates	4	4	4
Lifetime loss severity rates	40	40	40
Discount margin	18	18	18

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.

Mortgage Servicing Rights The significant unobservable inputs used in the fair value measurement of the Company’s MSRs are expected prepayments and the discount rate used to calculate the present value of the projected cash flows. Significant increases in either of these inputs in isolation would result in a significantly lower fair value measurement. Significant decreases in either of these inputs in isolation would result in a significantly higher fair value measurement. There is no direct interrelationship between prepayments and discount rate. Prepayment rates generally move in the opposite direction of market interest rates. Discount rates are generally impacted by changes in market return requirements.

The following table shows the significant valuation assumption ranges for MSRs at December 31, 2012:

	Minimum	Maximum	Average
Expected prepayment	13%	28%	20%
Discount rate	10	14	10

Derivatives The Company has two distinct Level 3 derivative portfolios: (i) the Company’s commitments to sell, purchase and originate mortgage loans that meet the requirements of a derivative, and (ii) the Company’s asset/liability and customer-related derivatives that are Level 3 due to unobservable inputs related to measurement of risk of nonperformance by the counterparty.

The significant unobservable inputs used in the fair value measurement of the Company’s derivative commitments to sell, purchase and originate mortgage loans are the percentage of commitments that actually become a closed loan and the MSR value that is inherent in the underlying loan value. A significant increase in the rate of loans that close would result in a larger derivative asset or liability. A significant increase in the inherent MSR value would result in an increase in the derivative asset or a reduction in the derivative liability. Expected loan close rates and the inherent MSR values are directly impacted by changes in market rates and will generally move in the same direction as interest rates.

The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to sell, purchase and originate mortgage loans at December 31, 2012:

	Minimum	Maximum	Average
Expected loan close rate	17%	100%	79%
Inherent MSR value (basis points per loan)	54	192	109

The significant unobservable input used in the fair value measurement of certain of the Company’s asset/liability and customer-related derivatives is the credit valuation adjustment related to the risk of counterparty nonperformance. A significant increase in the credit valuation adjustment would result in a lower fair value measurement. A significant decrease in the credit valuation adjustment would result in a higher fair value measurement. The credit valuation adjustment is impacted by changes in the Company’s assessment of the counterparty’s credit position. At December 31, 2012, the minimum, maximum and average credit valuation adjustment as a percentage of the derivative contract fair value prior to adjustment was 0 percent, 90 percent and 7 percent, respectively.

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2012
Available-for-sale securities
U.S. Treasury and agencies	$491	$735	$–	$–	$1,226
Mortgage-backed securities
Residential
Agency	–	29,495	–	–	29,495
Non-agency
Prime (a)	–	–	624	–	624
Non-prime (b)	–	–	355	–	355
Commercial
Agency	–	193	–	–	193
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	42	–	–	42
Other	–	577	15	–	592
Obligations of state and political subdivisions	–	6,455	–	–	6,455
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	722	9	–	731
Perpetual preferred securities	–	218	–	–	218
Other investments	187	15	–	–	202
Total available-for-sale	678	38,458	1,003	–	40,139
Mortgage loans held for sale	–	7,957	–	–	7,957
Mortgage servicing rights	–	–	1,700	–	1,700
Derivative assets	–	572	1,234	(418)	1,388
Other assets	94	386	–	–	480
Total	$772	$47,373	$3,937	$(418)	$51,664
Derivative liabilities	$–	$2,128	$55	$(1,549)	$634
Short-term borrowings (c)	50	351	–	–	401
Total	$50	$2,479	$55	$(1,549)	$1,035
December 31, 2011
Available-for-sale securities
U.S. Treasury and agencies	$562	$495	$–	$–	$1,057
Mortgage-backed securities
Residential
Agency	–	40,314	–	–	40,314
Non-agency
Prime (a)	–	–	803	–	803
Non-prime (b)	–	–	802	–	802
Commercial
Agency	–	140	–	–	140
Non-agency	–	–	42	–	42
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	86	120	–	206
Other	–	564	117	–	681
Obligations of state and political subdivisions	–	6,539	–	–	6,539
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	818	9	–	827
Perpetual preferred securities	–	318	–	–	318
Other investments	193	9	–	–	202
Total available-for-sale	755	49,289	1,893	–	51,937
Mortgage loans held for sale	–	6,925	–	–	6,925
Mortgage servicing rights	–	–	1,519	–	1,519
Derivative assets	–	632	1,281	(294)	1,619
Other assets	146	467	–	–	613
Total	$901	$57,313	$4,693	$(294)	$62,613
Derivative liabilities	$–	$2,501	$53	$(1,889)	$665
Short-term borrowings (c)	75	538	–	–	613
Total	$75	$3,039	$53	$(1,889)	$1,278

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)	Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period
2012
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime (a)	$803	$(10)		$91	$–	$(109)	$(151)	$–		$–	$624	$65
Non-prime (b)	802	(24)		228	–	(562)	(89)	–		–	355	80
Commercial non-agency	42	1		–	–	(38)	(5)	–		–	–	–
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	120	13		(8)	–	(104)	(21)	–		–	–	–
Other	117	7		–	3	(93)	(19)	–		–	15	2
Corporate debt securities	9	–		–	–	–	–	–		–	9	–
Total available-for-sale	1,893	(13	) (c)	311 (f)	3	(906)	(285)	–		–	1,003	147
Mortgage servicing rights	1,519	(818	) (d)	–	42	–	–	957	(g)	–	1,700	(818	) (d)
Net derivative assets and liabilities	1,228	2,398	(e)	–	3	(5)	–	–		(2,445)	1,179	(2,068	) (h)
2011
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime (a)	$1,103	$6		$4	$–	$(115)	$(195)	$–		$–	$803	$(4)
Non-prime (b)	947	(7)		1	–	(13)	(126)	–		–	802	1
Commercial non-agency	50	3		(3)	–	(4)	(4)	–		–	42	(2)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	135	13		5	–	–	(33)	–		–	120	5
Other	133	10		(7)	5	–	(24)	–		–	117	(7)
Corporate debt securities	9	–		–	–	–	–	–		–	9	–
Total available-for-sale	2,377	25	(i)	– (f)	5	(132)	(382)	–		–	1,893	(7)
Mortgage servicing rights	1,837	(972	) (d)	–	35	–	–	619	(g)	–	1,519	(972	) (d)
Net derivative assets and liabilities	851	1,550	(j)	–	1	(8)	–	–		(1,166)	1,228	(383	) (k)

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Approximately $(47) million included in securities gains (losses) and $34 million included in interest income.
(d)	Included in mortgage banking revenue.
(e)	Approximately $359 million included in other noninterest income and $2.0 billion included in mortgage banking revenue.
(f)	Included in changes in unrealized gains and losses on securities available-for-sale.
(g)	Represents MSRs capitalized during the period.
(h)	Approximately $109 million included in other noninterest income and $2.0 billion included in mortgage banking revenue.
(i)	Approximately $(31) million included in securities gains (losses) and $56 million included in interest income.
(j)	Approximately $716 million included in other noninterest income and $834 million included in mortgage banking revenue.
(k)	Approximately $262 million included in other noninterest income and $(645) million included in mortgage banking revenue.

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)		Net Total Purchases, Sales Principal Payments, Issuances and Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime (a)	$1,429	$2		$82		$(410)	$1,103	$76
Non-prime (b)	968	(47)		146		(120)	947	145
Commercial non-agency	13	2		3		32	50	3
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	98	7		–		30	135	4
Other	357	2		11		(237)	133	12
Corporate debt securities	10	(1)		–		–	9	–
Other investments	231	5		10		(246)	–	–
Total available-for-sale	3,106	(30	) (c)	252	(f)	(951)	2,377	240
Mortgage servicing rights	1,749	(616	) (d)	–		704	1,837	(616	) (d)
Net derivative assets and liabilities	815	1,427	(e)	–		(1,391)	851	(318	) (g)

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Approximately $(91) million included in securities gains (losses) and $61 million included in interest income.
(d)	Included in mortgage banking revenue.
(e)	Approximately $632 million included in other noninterest income and $795 million included in mortgage banking revenue.
(f)	Included in changes in unrealized gains and losses on securities available-for-sale.
(g)	Approximately $483 million included in other noninterest income and $(801) million included in mortgage banking revenue.

The Company is also required periodically to measure certain other financial assets at fair value on a nonrecurring basis. These measurements of fair value usually result from the application of lower-of-cost-or-fair value accounting or write-downs of individual assets.

The following table summarizes the adjusted carrying values and the level of valuation assumptions for assets measured at fair value on a nonrecurring basis as of December 31:

	2012				2011
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans (a)	$–	$–	$140	$140	$–	$–	$168	$168
Other assets (b)	–	–	194	194	–	–	310	310

(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2012	2011	2010
Loans (a)	$68	$177	$363
Other assets (b)	160	316	309

(a)	Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Fair Value Option

The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity as of December 31:

	2012			2011
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$7,957	$7,588	$369	$6,925	$6,635	$290
Nonaccrual loans	8	13	(5)	10	15	(5)
Loans 90 days or more past due	2	3	(1)	3	4	(1)

Disclosures about Fair Value of Financial Instruments

The following table summarizes the estimated fair value for financial instruments as of December 31, 2012 and 2011, and includes financial instruments that are not accounted for at fair value. In accordance with disclosure guidance related to fair values of financial instruments, the Company did not include assets and liabilities that are not financial instruments, such as the value of goodwill, long-term relationships with deposit, credit card, merchant processing and trust customers, other purchased intangibles, premises and equipment, deferred taxes and other liabilities. Additionally, in accordance with the disclosure guidance, insurance contracts and investments accounted for under the equity method are excluded.

The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2012					2011
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Cash and due from banks	$8,252	$8,252	$–	$–	$8,252	$13,962	$13,962
Federal funds sold and securities purchased under resale agreements	437	–	437	–	437	64	64
Investment securities held-to-maturity	34,389	2,984	31,845	123	34,952	18,877	19,216
Mortgages held for sale (a)	–	–	–	–	–	3	3
Other loans held for sale	19	–	–	19	19	228	228
Loans	218,905	–	–	220,494	220,494	205,082	206,646
Other financial instruments	7,367	–	1,228	6,157	7,385	6,095	6,140
Financial Liabilities
Deposits	249,183	–	249,594	–	249,594	230,885	231,184
Short-term borrowings (b)	25,901	–	25,917	–	25,917	29,855	29,835
Long-term debt	25,516	–	26,205	–	26,205	31,953	32,664

(a)	Balance excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
(b)	Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

The fair value of unfunded commitments, standby letters of credit and other guarantees is approximately equal to their carrying value. The carrying value of unfunded commitments and standby letters of credit was $415 million and $381 million at December 31, 2012 and 2011, respectively. The carrying value of other guarantees was $452 million and $359 million at December 31, 2012 and 2011, respectively.

Guarantees and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Guarantees and Contingent Liabilities
NOTE 21	Guarantees and Contingent Liabilities

Visa Restructuring and Card Association Litigation The Company’s payment services business issues and acquires credit and debit card transactions through the Visa U.S.A. Inc. card association or its affiliates (collectively “Visa”). In 2007, Visa completed a restructuring and issued shares of Visa Inc. common stock to its financial institution members in contemplation of its initial public offering (“IPO”) completed in the first quarter of 2008 (the “Visa Reorganization”). As a part of the Visa Reorganization, the Company received its proportionate number of shares of Visa Inc. common stock, which were subsequently converted to Class B shares of Visa Inc. (“Class B shares”). Visa U.S.A. Inc. (“Visa U.S.A.”) and MasterCard International (collectively, the “Card Associations”) are defendants in antitrust lawsuits challenging the practices of the Card Associations (the “Visa Litigation”). Visa U.S.A. member banks have a contingent obligation to indemnify Visa Inc. under the Visa U.S.A. bylaws (which were modified at the time of the restructuring in October 2007) for potential losses arising from the Visa Litigation. The indemnification by the Visa U.S.A. member banks has no specific maximum amount.

Using proceeds from its IPO and through reductions to the conversion ratio applicable to the Class B shares held by Visa U.S.A. member banks, Visa Inc. has funded an escrow account for the benefit of member financial institutions to fund their indemnification obligations associated with the Visa Litigation. The receivable related to the escrow account is classified in other liabilities as a direct offset to the related Visa Litigation contingent liability. On October 19, 2012, Visa signed a settlement agreement to resolve class action claims associated with the multi-district interchange litigation, the largest of the remaining Visa Litigation matters. The settlement has not yet been finally approved by the court, is not yet binding, and has been challenged by some class members. At December 31, 2012, the carrying amount of the Company’s liability related to the Visa Litigation matters, net of its share of the escrow fundings, was $65 million and included the Company’s estimate of its share of the temporary reduction in interchange rates specified in the settlement agreement. The remaining Class B shares held by the Company will be eligible for conversion to Class A shares, and thereby become marketable, upon settlement of the Visa Litigation. These shares are excluded from the Company’s financial instruments disclosures included in Note 20.

Commitments to Extend Credit Commitments to extend credit are legally binding and generally have fixed expiration dates or other termination clauses. The contractual amount represents the Company’s exposure to credit loss, in the event of default by the borrower. The Company manages this credit risk by using the same credit policies it applies to loans. Collateral is obtained to secure commitments based on management’s credit assessment of the borrower. The collateral may include marketable securities, receivables, inventory, equipment and real estate. Since the Company expects many of the commitments to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, the commitments include consumer credit lines that are cancelable upon notification to the consumer.

The contract or notional amounts of unfunded commitments to extend credit at December 31, 2012, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate	$23,486	$73,183	$96,669
Corporate and purchasing cards (a)	19,737	—	19,737
Residential mortgages	224	8	232
Retail credit cards (a)	65,207	408	65,615
Other retail	9,947	16,628	26,575
Covered	59	828	887

(a)	Primarily cancelable at the Company’s discretion.

Lease Commitments Rental expense for operating leases totaled $295 million in 2012, $291 million in 2011 and $277 million in 2010. Future minimum payments, net of sublease rentals, under capitalized leases and noncancelable operating leases with initial or remaining terms of one year or more, consisted of the following at December 31, 2012:

(Dollars in Millions)	Capitalized Leases	Operating Leases
2013	$10	$232
2014	9	208
2015	7	173
2016	7	139
2017	5	114
Thereafter	25	432
Total minimum lease payments	63	$1,298
Less amount representing interest	24
Present value of net minimum lease payments	$39

Other Guarantees and Contingent Liabilities

The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2012:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$—	$83	$18,481
Third-party borrowing arrangements	—	—	303
Securities lending indemnifications	5,748	—	5,634
Asset sales	—	324	2,797
Merchant processing	623	82	77,804
Contingent consideration arrangements	—	12	14
Tender option bond program guarantee	5,337	—	5,027
Minimum revenue guarantees	—	15	17
Other	—	19	3,466

Letters of Credit Standby letters of credit are commitments the Company issues to guarantee the performance of a customer to a third party. The guarantees frequently support public and private borrowing arrangements, including commercial paper issuances, bond financings and other similar transactions. The Company issues commercial letters of credit on behalf of customers to ensure payment or collection in connection with trade transactions. In the event of a customer’s nonperformance, the Company’s credit loss exposure is the same as in any extension of credit, up to the letter’s contractual amount. Management assesses the borrower’s credit to determine the necessary collateral, which may include marketable securities, receivables, inventory, equipment and real estate. Since the conditions requiring the Company to fund letters of credit may not occur, the Company expects its liquidity requirements to be less than the total outstanding commitments. The maximum potential future payments guaranteed by the Company under standby letter of credit arrangements at December 31, 2012, were approximately $18.5 billion with a weighted-average term of approximately 20 months. The estimated fair value of standby letters of credit was approximately $83 million at December 31, 2012.

The contract or notional amount of letters of credit at December 31, 2012, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$7,958	$10,523	$18,481
Commercial	273	43	316

Guarantees Guarantees are contingent commitments issued by the Company to customers or other third parties. The Company’s guarantees primarily include parent guarantees related to subsidiaries’ third party borrowing arrangements; third party performance guarantees inherent in the Company’s business operations, such as indemnified securities lending programs and merchant charge-back guarantees; indemnification or buy-back provisions related to certain asset sales; and contingent consideration arrangements related to acquisitions. For certain guarantees, the Company has recorded a liability related to the potential obligation, or has access to collateral to support the guarantee or through the exercise of other recourse provisions can offset some or all of the maximum potential future payments made under these guarantees.

Third Party Borrowing Arrangements The Company provides guarantees to third parties as a part of certain subsidiaries’ borrowing arrangements, primarily representing guaranteed operating or capital lease payments or other debt obligations with maturity dates extending through 2013. The maximum potential future payments guaranteed by the Company under these arrangements were approximately $303 million at December 31, 2012.

Commitments from Securities Lending The Company participates in securities lending activities by acting as the customer’s agent involving the loan of securities. The Company indemnifies customers for the difference between the fair value of the securities lent and the fair value of the collateral received. Cash collateralizes these transactions. The maximum potential future payments guaranteed by the Company under these arrangements were approximately $5.6 billion at December 31, 2012, and represented the fair value of the securities lent to third parties. At December 31, 2012, the Company held $5.7 billion of cash as collateral for these arrangements.

Asset Sales The Company has provided guarantees to certain third parties in connection with the sale or syndication of certain assets, primarily loan portfolios and tax-advantaged investments. These guarantees are generally in the form of asset buy-back or make-whole provisions that are triggered upon a credit event or a change in the tax-qualifying status of the related projects, as applicable, and remain in effect until the loans are collected or final tax credits are realized, respectively. The maximum potential future payments guaranteed by the Company under these arrangements were approximately $2.8 billion at December 31, 2012, and represented the proceeds received from the buyer or the guaranteed portion in these transactions where the buy-back or make-whole provisions have not yet expired. At December 31, 2012, the Company had reserved $84 million for potential losses related to the sale or syndication of tax-advantaged investments.

The maximum potential future payments do not include loan sales where the Company provides standard representation and warranties to the buyer against losses related to loan underwriting documentation defects that may have existed at the time of sale that generally are identified after the occurrence of a triggering event such as delinquency. For these types of loan sales, the maximum potential future payments is generally the unpaid principal balance of loans sold measured at the end of the current reporting period. Actual losses will be significantly less than the maximum exposure, as only a fraction of loans sold will have a representation and warranty breach, and any losses on repurchase would generally be mitigated by any collateral held against the loans.

The Company regularly sells loans to GSEs as part of its mortgage banking activities. The Company provides customary representation and warranties to the GSEs in conjunction with these sales. These representations and warranties generally require the Company to repurchase assets if it is subsequently determined that a loan did not meet specified criteria, such as a documentation deficiency or rescission of mortgage insurance. If the Company is unable to cure or refute a repurchase request, the Company is generally obligated to repurchase the loan or otherwise reimburse the counterparty for losses. At December 31, 2012, the Company had reserved $240 million for potential losses from representation and warranty obligations, compared with $160 million at December 31, 2011. The $80 million increase was primarily the result of the GSEs increasing the number of loans selected for repurchase review, including expanding the review period to include earlier years. The Company’s reserve reflects management’s best estimate of losses for representation and warranty obligations. The Company’s reserving methodology uses current information about investor repurchase requests, and assumptions about defect rate, concur rate, repurchase mix, and loss severity, based upon the Company’s most recent loss trends. The Company also considers qualitative factors that may result in anticipated losses differing from historical loss trends, such as loan vintage, underwriting characteristics and macroeconomic trends.

The following table is a rollforward of the Company’s representation and warranty reserve:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$160	$180	$72
Net realized losses	(120)	(137)	(93)
Additions to reserve	200	117	201
Balance at end of period	$240	$160	$180

As of December 31, 2012 and 2011, the Company had $131 million and $105 million, respectively, of unresolved representation and warranty claims from the GSEs. The Company does not have a significant amount of unresolved claims from investors other than the GSEs.

Merchant Processing The Company, through its subsidiaries, provides merchant processing services. Under the rules of credit card associations, a merchant processor retains a contingent liability for credit card transactions processed. This contingent liability arises in the event of a billing dispute between the merchant and a cardholder that is ultimately resolved in the cardholder’s favor. In this situation, the transaction is “charged-back” to the merchant and the disputed amount is credited or otherwise refunded to the cardholder. If the Company is unable to collect this amount from the merchant, it bears the loss for the amount of the refund paid to the cardholder.

A cardholder, through its issuing bank, generally has until the latter of up to four months after the date the transaction is processed or the receipt of the product or service to present a charge-back to the Company as the merchant processor. The absolute maximum potential liability is estimated to be the total volume of credit card transactions that meet the associations’ requirements to be valid charge-back transactions at any given time. Management estimates that the maximum potential exposure for charge-backs would approximate the total amount of merchant transactions processed through the credit card associations for the last four months. For the last four months this amount totaled approximately $77.8 billion. In most cases, this contingent liability is unlikely to arise, as most products and services are delivered when purchased and amounts are refunded when items are returned to merchants. However, where the product or service is not provided until a future date (“future delivery”), the potential for this contingent liability increases. To mitigate this risk, the Company may require the merchant to make an escrow deposit, place maximum volume limitations on future delivery transactions processed by the merchant at any point in time, or require various credit enhancements (including letters of credit and bank guarantees). Also, merchant processing contracts may include event triggers to provide the Company more financial and operational control in the event of financial deterioration of the merchant.

The Company’s primary exposure to future delivery is related to merchant processing for airline companies. The Company currently processes card transactions in the United States, Canada and Europe for these merchants. In the event of liquidation of these merchants, the Company could become financially liable for refunding tickets purchased through the credit card associations under the charge-back provisions. Charge-back risk related to these merchants is evaluated in a manner similar to credit risk assessments and, as such, merchant processing contracts contain various provisions to protect the Company in the event of default. At December 31, 2012, the value of airline tickets purchased to be delivered at a future date was $4.5 billion. The Company held collateral of $515 million in escrow deposits, letters of credit and indemnities from financial institutions, and liens on various assets. With respect to future delivery risk for other merchants, the Company held $17 million of merchant escrow deposits as collateral. In addition to specific collateral or other credit enhancements, the Company maintains a liability for its implied guarantees associated with future delivery. At December 31, 2012, the liability was $70 million primarily related to these airline processing arrangements.

In the normal course of business, the Company has unresolved charge-backs. The Company assesses the likelihood of its potential liability based on the extent and nature of unresolved charge-backs and its historical loss experience. At December 31, 2012, the Company held $91 million of merchant escrow deposits as collateral and had a recorded liability for potential losses of $12 million.

Contingent Consideration Arrangements The Company has contingent payment obligations related to certain business combination transactions. Payments are guaranteed as long as certain post-acquisition performance-based criteria are met or customer relationships are maintained. At December 31, 2012, the maximum potential future payments required to be made by the Company under these arrangements was approximately $14 million. If required, the majority of these contingent payments are payable within the next 12 months.

Tender Option Bond Program Guarantee As discussed in Note 7, the Company sponsors a municipal bond securities tender option bond program and consolidates the program’s entities on its Consolidated Balance Sheet. The Company provides financial performance guarantees related to the program’s entities. At December 31, 2012, the Company guaranteed $5.0 billion of borrowings of the program’s entities, included on the Consolidated Balance Sheet in short-term borrowings. The Company also included on its Consolidated Balance Sheet the related $5.3 billion of available-for-sale investment securities serving as collateral for this arrangement.

Minimum Revenue Guarantees In the normal course of business, the Company may enter into revenue share agreements with third party business partners who generate customer referrals or provide marketing or other services related to the generation of revenue. In certain of these agreements, the Company may guarantee that a minimum amount of revenue share payments will be made to the third party over a specified period of time. At December 31, 2012, the maximum potential future payments required to be made by the Company under these agreements were $17 million and the Company had recorded a related liability of $15 million.

Other Guarantees and Commitments The Company has also made other financial performance guarantees and commitments related to the operations of its subsidiaries. At December 31, 2012, the maximum potential future payments guaranteed or committed by the Company under these arrangements were approximately $3.5 billion and the Company had recorded a related liability of $19 million.

Checking Account Overdraft Fee Litigation The Company is a defendant in three separate cases primarily challenging the Company’s daily ordering of debit transactions posted to customer checking accounts for the period from 2003 to 2010. On July 2, 2012, the Company reached a settlement in principle with the lead plaintiffs for these cases, subject to final documentation and court approvals. The settlement will provide for a payment by the Company of $55 million, which was previously accrued, in exchange for a release of claims asserted against the Company in these matters.

Mortgage-Related Actions and Investigations Certain federal and state governmental authorities have reached a settlement agreement with five major financial institutions regarding their mortgage origination, servicing, and foreclosure activities. Those governmental authorities contacted other financial institutions, including the Company, to discuss their potential participation in a settlement. The Company has not agreed to any settlement at this point; however, if a settlement were reached it would likely include an agreement to comply with specified servicing standards, and settlement payments to governmental authorities as well as a monetary commitment that could be satisfied under various loan modification programs (in addition to the programs the Company already has in place). The Company has a $130 million accrued liability with respect to these and related matters.

During the second quarter of 2011, the Company and its two primary banking subsidiaries entered into Consent Orders with U.S. federal banking regulators regarding the Company’s residential mortgage servicing and foreclosure processes. On January 7, 2013, U.S. federal banking regulators announced a settlement agreement had been reached with the Company and other financial institutions relating to certain portions of the Consent Orders. In conjunction with the settlement, the Company agreed to pay $80 million, which it has accrued, to be distributed to borrowers, in a manner to be determined by the regulators. The Company also agreed to make certain concessions to borrowers, including potential principal forgiveness, short sale approvals and loan modifications. The impact of these concessions is reflected in the Company’s allowance for loan losses and discounts on acquired loans.

The Company is currently subject to other investigations and examinations by government agencies concerning mortgage-related practices, including those related to Federal Housing Administration insured residential home loans.

Other The Company is subject to various other litigation, investigations and legal and administrative cases and proceedings that arise in the ordinary course of its businesses. Due to their complex nature, it may be years before some matters are resolved. While it is impossible to ascertain the ultimate resolution or range of financial liability with respect to these contingent matters, the Company believes that the aggregate amount of such liabilities will not have a material adverse effect on the financial condition, results of operations or cash flows of the Company.

U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2012
U.S. Bancorp (Parent Company)
NOTE 22	U.S. Bancorp (Parent Company)

Condensed Balance Sheet

At December 31 (Dollars in Millions)	2012	2011
Assets
Due from banks, principally interest-bearing	$3,630	$4,728
Available-for-sale securities	425	1,166
Investments in bank subsidiaries	38,007	33,179
Investments in nonbank subsidiaries	1,445	1,321
Advances to bank subsidiaries	6,173	6,094
Advances to nonbank subsidiaries	1,404	1,190
Other assets	1,550	1,481
Total assets	$52,634	$49,159
Liabilities and Shareholders’ Equity
Short-term funds borrowed	$134	$29
Long-term debt	12,772	14,593
Other liabilities	730	559
Shareholders’ equity	38,998	33,978
Total liabilities and shareholders’ equity	$52,634	$49,159

Condensed Statement of Income

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Income
Dividends from bank subsidiaries	$250	$1,500	$–
Dividends from nonbank subsidiaries	4	7	3
Interest from subsidiaries	96	101	109
Other income	149	134	105
Total income	499	1,742	217
Expense
Interest on short-term funds borrowed	1	1	1
Interest on long-term debt	392	424	366
Other expense	122	79	80
Total expense	515	504	447
Income before income taxes and equity in undistributed income of subsidiaries	(16)	1,238	(230)
Applicable income taxes	(85)	(83)	(70)
Income of parent company	69	1,321	(160)
Equity in undistributed income of subsidiaries	5,578	3,551	3,477
Net income attributable to U.S. Bancorp	$5,647	$4,872	$3,317

Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Operating Activities
Net income attributable to U.S. Bancorp	$5,647	$4,872	$3,317
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(5,578)	(3,551)	(3,477)
Other, net	(35)	12	130
Net cash provided by (used in) operating activities	34	1,333	(30)
Investing Activities
Proceeds from sales and maturities of investment securities	979	297	298
Purchases of investment securities	(35)	(36)	(63)
Investments in subsidiaries	–	–	(1,750)
Equity distributions from subsidiaries	845	77	58
Net (increase) decrease in short-term advances to subsidiaries	207	(4,613)	(253)
Long-term advances to subsidiaries	(500)	–	(300)
Principal collected on long-term advances to subsidiaries	–	–	300
Other, net	(22)	(3)	33
Net cash provided by (used in) investing activities	1,474	(4,278)	(1,677)
Financing Activities
Net increase (decrease) in short-term borrowings	105	(31)	(782)
Proceeds from issuance of long-term debt	3,550	2,426	4,250
Principal payments or redemption of long-term debt	(5,412)	(851)	(5,250)
Fees paid on exchange of income trust securities for perpetual preferred stock	–	–	(4)
Proceeds from issuance of preferred stock	2,163	676	–
Proceeds from issuance of common stock	395	180	119
Repurchase of common stock	(1,856)	(514)	–
Cash dividends paid on preferred stock	(204)	(118)	(89)
Cash dividends paid on common stock	(1,347)	(817)	(383)
Net cash provided by (used in) financing activities	(2,606)	951	(2,139)
Change in cash and due from banks	(1,098)	(1,994)	(3,846)
Cash and due from banks at beginning of year	4,728	6,722	10,568
Cash and due from banks at end of year	$3,630	$4,728	$6,722

Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.

Dividend payments to the Company by its subsidiary banks are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. The approval of the Office of the Comptroller of the Currency is required if total dividends by a national bank in any calendar year exceed the bank’s net income for that year combined with its retained net income for the preceding two calendar years, or if the bank’s retained earnings are less than zero. Furthermore, dividends are restricted by the Comptroller of the Currency’s minimum capital constraints for all national banks. Within these guidelines, all bank subsidiaries have the ability to pay dividends without prior regulatory approval. The amount of dividends available to the parent company from the bank subsidiaries at December 31, 2012, was approximately $7.9 billion.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
NOTE 23	Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2012 through the date the consolidated financial statements were filed with the United States Securities and Exchange Commission. Based on this evaluation, the Company has determined none of these events were required to be recognized or disclosed in the consolidated financial statements and related notes.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

Basis of Presentation The consolidated financial statements include the accounts of the Company and its subsidiaries and all variable interest entities (“VIEs”) for which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or right to receive benefits of the VIE that could potentially be significant to the VIE. Consolidation eliminates all significant intercompany accounts and transactions. Certain items in prior periods have been reclassified to conform to the current presentation.

Uses of Estimates

Uses of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual experience could differ from those estimates.

Business Segments

Business Segments

Within the Company, financial performance is measured by major lines of business based on the products and services provided to customers through its distribution channels. The Company has five reportable operating segments:

Wholesale Banking and Commercial Real Estate Wholesale Banking and Commercial Real Estate offers lending, equipment finance and small-ticket leasing, depository services, treasury management, capital markets, international trade services and other financial services to middle market, large corporate, commercial real estate, financial institution and public sector clients.

Consumer and Small Business Banking Consumer and Small Business Banking delivers products and services through banking offices, telephone servicing and sales, on-line services, direct mail, ATM processing and over mobile devices, such as mobile phones and tablet computers. It encompasses community banking, metropolitan banking, in-store banking, small business banking, consumer lending, mortgage banking, workplace banking, student banking and 24-hour banking.

Wealth Management and Securities Services Wealth Management and Securities Services provides private banking, financial advisory services, investment management, retail brokerage services, insurance, trust, custody and fund servicing through five businesses: Wealth Management, Corporate Trust Services, U.S. Bancorp Asset Management, Institutional Trust & Custody and Fund Services.

Payment Services Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate and purchasing card services, consumer lines of credit and merchant processing.

Treasury and Corporate Support Treasury and Corporate Support includes the Company’s investment portfolios, most covered commercial and commercial real estate loans and related other real estate owned (“OREO”), funding, capital management, interest rate risk management, the net effect of transfer pricing related to average balances and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.

Segment Results Accounting policies for the lines of business are the same as those used in preparation of the consolidated financial statements with respect to activities specifically attributable to each business line. However, the preparation of business line results requires management to allocate funding costs and benefits, expenses and other financial elements to each line of business. For details of these methodologies and segment results, see “Basis for Financial Presentation” and Table 24 “Line of Business Financial Performance” included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

Securities

Securities

Realized gains or losses on securities are determined on a trade date basis based on the specific amortized cost of the investments sold.

Trading Securities Debt and equity securities held for resale are classified as trading securities and are included in other assets and reported at fair value. Changes in fair value and realized gains or losses are reported in noninterest income.

Available-for-sale Securities These securities are not trading securities but may be sold before maturity in response to changes in the Company’s interest rate risk profile, funding needs, demand for collateralized deposits by public entities or other reasons. Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within other comprehensive income (loss) in shareholders’ equity. Declines in fair value related to other-than-temporary impairment, if any, are reported in noninterest income.

Held-to-maturity Securities Debt securities for which the Company has the positive intent and ability to hold to maturity are reported at historical cost adjusted for amortization of premiums and accretion of discounts. Declines in fair value related to other-than-temporary impairment, if any, are reported in noninterest income.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were acquired or sold, plus accrued interest. The fair value of collateral received is continually monitored and additional collateral is obtained or requested to be returned to the Company as deemed appropriate.

Equity Investments in Operating Entities

Equity Investments in Operating Entities

Equity investments in public entities in which the Company’s ownership is less than 20 percent are accounted for as available-for-sale securities and are carried at fair value. Similar investments in private entities are accounted for using the cost method. Investments in entities where the Company has a significant influence (generally between 20 percent and 50 percent ownership) but does not control the entity are accounted for using the equity method. Investments in limited partnerships and limited liability companies where the Company’s ownership interest is greater than 5 percent are accounted for using the equity method. All equity investments are evaluated for impairment at least annually and more frequently if certain criteria are met.

Loans

Loans

The Company offers a broad array of lending products and categorizes its loan portfolio into three segments, which is the level at which it develops and documents a systematic methodology to determine the allowance for credit losses. The Company’s three loan portfolio segments are commercial lending, consumer lending and covered loans. The Company further disaggregates its loan portfolio segments into various classes based on their underlying risk characteristics. The two classes within the commercial lending segment are commercial loans and commercial real estate loans. The three classes within consumer lending are residential mortgages, credit card loans and other retail loans. The covered loan segment consists of only one class.

The Company’s accounting methods for loans differ depending on whether the loans are originated or purchased, and for purchased loans, whether the loans were acquired at a discount related to evidence of credit deterioration since date of origination.

Originated Loans Held for Investment Loans the Company originates as held for investment are reported at the principal amount outstanding, net of unearned income, net deferred loan fees or costs, and any direct principal charge-offs. Interest income is accrued on the unpaid principal balances as earned. Loan and commitment fees and certain direct loan origination costs are deferred and recognized over the life of the loan and/or commitment period as yield adjustments.

Purchased Loans All purchased loans (non-impaired and impaired) acquired after January 1, 2009 are initially measured at fair value as of the acquisition date in accordance with applicable authoritative accounting guidance. Credit discounts are included in the determination of fair value. An allowance for credit losses is not recorded at the acquisition date for loans purchased after January 1, 2009. In accordance with applicable authoritative accounting guidance, purchased non-impaired loans acquired in a business combination prior to January 1, 2009 were generally recorded at the predecessor’s carrying value including an allowance for credit losses.

In determining the acquisition date fair value of purchased impaired loans, and in subsequent accounting, the Company generally aggregates purchased consumer loans and certain smaller balance commercial loans into pools of loans with common risk characteristics, while accounting for larger balance commercial loans individually. Expected cash flows at the purchase date in excess of the fair value of loans are recorded as interest income over the life of the loans if the timing and amount of the future cash flows is reasonably estimable. Subsequent to the purchase date, increases in cash flows over those expected at the purchase date are recognized as interest income prospectively. The present value of any decreases in expected cash flows, other than from decreases in variable interest rates, after the purchase date is recognized by recording an allowance for credit losses. Revolving loans, including lines of credit and credit cards loans, and leases are excluded from purchased impaired loans accounting.

For purchased loans acquired after January 1, 2009 that are not deemed impaired at acquisition, credit discounts representing the principal losses expected over the life of the loan are a component of the initial fair value. Subsequent to the purchase date, the methods utilized to estimate the required allowance for credit losses for these loans is similar to originated loans; however, the Company records a provision for credit losses only when the required allowance exceeds any remaining credit discounts. The remaining differences between the purchase price and the unpaid principal balance at the date of acquisition are recorded in interest income over the life of the loans.

Covered Assets Loans covered under loss sharing or similar credit protection agreements with the Federal Deposit Insurance Corporation (“FDIC”) are reported in loans along with the related indemnification asset. Foreclosed real estate covered under similar agreements is recorded in other assets. In accordance with applicable authoritative accounting guidance effective for the Company beginning January 1, 2009, all purchased loans and related indemnification assets are recorded at fair value at date of purchase.

In October 2012, the Financial Accounting Standards Board issued accounting guidance, which the Company will adopt January 1, 2013, applicable to indemnification assets related to FDIC loss-sharing agreements. The guidance requires any reduction in expected cash flows from the FDIC resulting from increases in expected cash flows of the covered assets (when there are no previous valuation allowances to reverse) to be amortized over the shorter of the remaining contractual term of the indemnification agreements or the remaining life of the covered assets. Prior to the 2013 adoption of this guidance, the Company has amortized decreases in expected cash flows from the FDIC over the expected life of the covered assets. The Company does not expect adopting this guidance will materially affect its financial statements.

Commitments to Extend Credit Unfunded commitments for residential mortgage loans intended to be held for sale are considered derivatives and recorded on the balance sheet at fair value with changes in fair value recorded in income. All other unfunded loan commitments are not considered derivatives. For loans purchased after January 1, 2009, the fair value of the unfunded credit commitments is considered in the determination of the fair value of the loans recorded at the date of acquisition. Reserves for credit exposure on all other unfunded credit commitments are recorded in other liabilities.

Allowance for Credit Losses The allowance for credit losses reserves for probable and estimable losses incurred in the Company’s loan and lease portfolio and includes certain amounts that do not represent loss exposure to the Company because those losses are recoverable under loss sharing agreements with the FDIC. The allowance for credit losses is increased through provisions charged to operating earnings and reduced by net charge-offs. Management evaluates the allowance each quarter to ensure it appropriately reserves for incurred losses.

The allowance recorded for loans in the commercial lending segment is based on reviews of individual credit relationships and considers the migration analysis of commercial lending segment loans and actual loss experience. The Company currently uses a 12-year period of historical losses in considering actual loss experience, because it believes that period best reflects the losses incurred in the portfolio. This timeframe and the results of the analysis are evaluated quarterly to determine if they are appropriate. The allowance recorded for impaired loans greater than $5 million in the commercial lending segment is based on an individual loan analysis utilizing expected cash flows discounted using the original effective interest rate, the observable market price, or the fair value of the collateral for collateral-dependent loans. The allowance recorded for all other commercial lending segment loans is determined on a homogenous pool basis and includes consideration of product mix, risk characteristics of the portfolio, bankruptcy experience, and historical losses, adjusted for current trends. The Company also considers the impacts of any loan modifications made to commercial lending segment loans and any subsequent payment defaults to its expectations of cash flows, principal balance, and current expectations about the borrower’s ability to pay in determining the allowance for credit losses.

The allowance recorded for purchased impaired and Troubled Debt Restructuring (“TDR”) loans in the consumer lending segment is determined on a homogenous pool basis utilizing expected cash flows discounted using the original effective interest rate of the pool. The allowance for collateral-dependent loans in the consumer lending segment is determined based on the fair value of the collateral. The allowance recorded for all other consumer lending segment loans is determined on a homogenous pool basis and includes consideration of product mix, risk characteristics of the portfolio, bankruptcy experience, delinquency status, refreshed loan-to-value ratios when possible, portfolio growth and historical losses, adjusted for current trends. The Company also considers any modifications made to consumer lending segment loans including the impacts of any subsequent payment defaults since modification in determining the allowance for credit losses, such as the borrower’s ability to pay under the restructured terms, and the timing and amount of payments.

The allowance for the covered loan segment is evaluated each quarter in a manner similar to that described for non-covered loans and represents any decreases in expected cash flows of those loans after the acquisition date. The provision for credit losses for covered loans considers the indemnification provided by the FDIC.

In addition, subsequent payment defaults on loan modifications considered TDRs are considered in the underlying factors used in the determination of the appropriateness of the allowance for credit losses. For each loan segment, the Company estimates future loan charge-offs through a variety of analysis, trends and underlying assumptions. With respect to the commercial lending segment, TDRs may be collectively evaluated for impairment where observed performance history, including defaults, is a primary driver of the loss allocation. For commercial TDRs individually evaluated for impairment, attributes of the borrower are the primary factors in determining the allowance for credit losses. However, incorporation of loss history is factored into the allowance methodology applied to this category of loans. With respect to the consumer lending segment, performance of the portfolio, including defaults on TDRs, is considered when estimating future cash flows.

The Company’s methodology for determining the appropriate allowance for credit losses for all the loan segments also considers the imprecision inherent in the methodologies used. As a result, in addition to the amounts determined under the methodologies described above, management also considers the potential impact of other qualitative factors which include, but are not limited to, economic factors; geographic and other concentration risks; delinquency and nonaccrual trends; current business conditions; changes in lending policy, underwriting standards, internal review and other relevant business practices; and the regulatory environment. The consideration of these items results in adjustments to allowance amounts included in the Company’s allowance for credit losses for each of the above loan segments.

The Company also assesses the credit risk associated with off-balance sheet loan commitments, letters of credit, and derivatives. Credit risk associated with derivatives is reflected in the fair values recorded for those positions. The liability for off-balance sheet credit exposure related to loan commitments and other credit guarantees is included in other liabilities. Because business processes and credit risks associated with unfunded credit commitments are essentially the same as for loans, the Company utilizes similar processes to estimate its liability for unfunded credit commitments.

Credit Quality The quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company.

For all loan classes, loans are considered past due based on the number of days delinquent except for monthly amortizing loans which are classified delinquent based upon the number of contractually required payments not made (for example, two missed payments is considered 30 days delinquent).

Commercial lending segment loans are generally placed on nonaccrual status when the collection of principal and interest has become 90 days past due or is otherwise considered doubtful. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Commercial lending segment loans are generally fully or partially charged down to the fair value of the collateral securing the loan, less costs to sell, when the loan is considered uncollectible.

Consumer lending segment loans are generally charged-off at a specific number of days or payments past due. Residential mortgages and other retail loans secured by 1-4 family properties are generally charged down to the fair value of the collateral securing the loan, less costs to sell, at 180 days past due, and placed on nonaccrual status in instances where a partial charge-off occurs unless the loan is well secured and in the process of collection. Loans and lines in a junior lien position secured by 1-4 family properties are placed on nonaccrual status at 120 days past due or when behind a first lien that has become 180 days or greater past due or placed on nonaccrual status. Any secured consumer lending segment loan whose borrower has had debt discharged through bankruptcy, for which the loan amount exceeds the fair value of the collateral, is charged down to the fair value of the related collateral and the remaining balance is placed on nonaccrual status. Credit card loans continue to accrue interest until the account is charged off. Credit cards are charged off at 180 days past due. Other retail loans not secured by 1-4 family properties are charged-off at 120 days past due; and revolving consumer lines are charged off at 180 days past due. Similar to credit cards, other retail loans are generally not placed on nonaccrual status because of the relative short period of time to charge-off. Certain retail customers having financial difficulties may have the terms of their credit card and other loan agreements modified to require only principal payments and, as such, are reported as nonaccrual.

For all loan classes, interest payments received on nonaccrual loans are generally recorded as a reduction to the loan carrying amount. Interest payments are generally recorded as reductions to a loan’s carrying amount while a loan is on nonaccrual and are recognized as interest income upon payoff of the loan. Interest income may be recognized for interest payments if the remaining carrying amount of the loan is believed to be collectible. In certain circumstances, loans in any class may be restored to accrual status, such as when a loan has demonstrated sustained repayment performance or no amounts are past due and prospects for future payment are no longer in doubt; or the loan becomes well secured and is in the process of collection. Loans where there has been a partial charge-off may be returned to accrual status if all principal and interest (including amounts previously charged-off) is expected to be collected and the loan is current.

Covered loans not considered to be purchased impaired are evaluated for delinquency, nonaccrual status and charge-off consistent with the class of loan they would be included in had the loss share coverage not been in place. Generally, purchased impaired loans are considered accruing loans. However, the timing and amount of future cash flows for some loans is not reasonably estimable. Those loans are classified as nonaccrual loans and interest income is not recognized until the timing and amount of the future cash flows can be reasonably estimated.

The Company classifies its loan portfolios using internal credit quality ratings on a quarterly basis. These ratings include: pass, special mention and classified, and are an important part of the Company’s overall credit risk management process and evaluation of the allowance for credit losses. Loans with a pass rating represent those not classified on the Company’s rating scale for problem credits, as minimal credit risk has been identified. Special mention loans are those that have a potential weakness deserving management’s close attention. Classified loans are those where a well-defined weakness has been identified that may put full collection of contractual cash flows at risk. It is possible that others, given the same information, may reach different reasonable conclusions regarding the credit quality rating classification of specific loans.

Troubled Debt Restructurings In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. Concessionary modifications are classified as TDRs unless the modification results in only an insignificant delay in payments to be received. The Company recognizes interest on TDRs if the borrower complies with the revised terms and conditions as agreed upon with the Company and has demonstrated repayment performance at a level commensurate with the modified terms over several payment cycles. To the extent a previous restructuring was insignificant, the Company considers the cumulative effect of past restructurings related to the receivable when determining whether a current restructuring is a TDR. Loans classified as TDRs are considered impaired loans for reporting and measurement purposes.

Many of the Company’s TDRs are determined on a case-by-case basis in connection with ongoing loan collection processes. However, the Company has also implemented certain restructuring programs that may result in TDRs.

For the commercial lending segment, modifications generally result in the Company working with borrowers on a case-by-case basis. Commercial and commercial real estate modifications generally include extensions of the maturity date and may be accompanied by an increase or decrease to the interest rate, which may not be deemed a market rate of interest. In addition, the Company may work with the borrower in identifying other changes that mitigate loss to the Company, which may include additional collateral or guarantees to support the loan. To a lesser extent, the Company may waive contractual principal. The Company classifies these concessions as TDRs to the extent the Company determines that the borrower is experiencing financial difficulty.

Modifications for the consumer lending segment are generally part of programs the Company has initiated. The Company participates in the U.S. Department of Treasury Home Affordable Modification Program (“HAMP”). HAMP gives qualifying homeowners an opportunity to permanently modify residential mortgage loans and achieve more affordable monthly payments, with the U.S. Department of Treasury compensating the Company for a portion of the reduction in monthly amounts due from borrowers participating in this program. The Company also modifies residential mortgage loans under Federal Housing Administration, Department of Veterans Affairs, or other internal programs. Under these programs, the Company provides concessions to qualifying borrowers experiencing financial difficulties. The concessions may include adjustments to interest rates, conversion of adjustable rates to fixed rates, extension of maturity dates or deferrals of payments, capitalization of accrued interest and/or outstanding advances, or in limited situations, partial forgiveness of loan principal. In most instances, participation in residential mortgage loan restructuring programs requires the customer to complete a short-term trial period. A permanent loan modification is contingent on the customer successfully completing the trial period arrangement and the loan documents are not modified until that time. The Company reports loans in a trial period arrangement as TDRs.

Credit card and other retail loan modifications are generally part of two distinct restructuring programs. The Company offers workout programs providing customers experiencing financial difficulty with modifications whereby balances may be amortized up to 60 months, and generally include waiver of fees and reduced interest rates. The Company also provides modification programs to qualifying customers experiencing a temporary financial hardship in which reductions are made to monthly required minimum payments for up to 12 months. Balances related to these programs are generally frozen, however, accounts may be reopened upon successful exit of the program, in which account privileges may be restored.

In addition, the Company considers secured loans to consumer borrowers that have debt discharged through bankruptcy where the borrower has not reaffirmed the debt to be TDRs.

Modifications to loans in the covered segment are similar in nature to that described above for non-covered loans, and the evaluation and determination of TDR status is similar, except that acquired loans restructured after acquisition are not considered TDRs for purposes of the Company’s accounting and disclosure if the loans evidenced credit deterioration as of the acquisition date and are accounted for in pools. Losses associated with the modification on covered loans, including the economic impact of interest rate reductions, are generally eligible for reimbursement under loss sharing agreements with the FDIC.

Impaired Loans For all loan classes, a loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. Impaired loans include all nonaccrual and TDR loans. For all loan classes, interest income on TDR loans is recognized under the modified terms and conditions if the borrower has demonstrated repayment performance at a level commensurate with the modified terms over several payment cycles. Interest income is generally not recognized on other impaired loans until the loan is paid off. However, interest income may be recognized for interest payments if the remaining carrying amount of the loan is believed to be collectible

Factors used by the Company in determining whether all principal and interest payments due on commercial and commercial real estate loans will be collected and therefore whether those loans are impaired include, but are not limited to, the financial condition of the borrower, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on industry, geographic location and certain financial ratios. The evaluation of impairment on residential mortgages, credit card and other retail loans is primarily driven by delinquency status of individual loans or whether a loan has been modified. Individual covered loans, whose future losses are covered by loss sharing agreements with the FDIC that substantially reduce the risk of credit losses to the Company, are evaluated for impairment and accounted for in a manner consistent with the class of loan they would have been included in had the loss sharing coverage not been in place.

Leases The Company’s lease portfolio consists of both direct financing and leveraged leases. The net investment in direct financing leases is the sum of all minimum lease payments and estimated residual values, less unearned income. Unearned income is recorded in interest income over the terms of the leases to produce a level yield.

The investment in leveraged leases is the sum of all lease payments, less nonrecourse debt payments, plus estimated residual values, less unearned income. Income from leveraged leases is recognized over the term of the leases based on the unrecovered equity investment.

Residual values on leased assets are reviewed regularly for other-than-temporary impairment. Residual valuations for retail automobile leases are based on independent assessments of expected used car sale prices at the end-of-term. Impairment tests are conducted based on these valuations considering the probability of the lessee returning the asset to the Company, re-marketing efforts, insurance coverage and ancillary fees and costs. Valuations for commercial leases are based upon external or internal management appraisals. When there is impairment of the Company’s interest in the residual value of a leased asset, the carrying value is reduced to the estimated fair value with the writedown recognized in the current period.

Other Real Estate OREO is included in other assets, and is property acquired through foreclosure or other proceedings on defaulted loans. OREO includes properties vacated by the borrower and maintained by the Company, regardless of whether title in the property has transferred to the Company. OREO is initially recorded at fair value, less estimated selling costs. OREO is evaluated regularly and any decreases in value along with holding costs, such as taxes and insurance, are reported in noninterest expense.

Loans Held for Sale

Loans Held for Sale

Loans held for sale (“LHFS”) represent mortgage loan originations intended to be sold in the secondary market and other loans that management has an active plan to sell. LHFS are carried at the lower-of-cost-or-fair value as determined on an aggregate basis by type of loan with the exception of loans for which the Company has elected fair value accounting, which are carried at fair value. The credit component of any writedowns upon the transfer of loans to LHFS is reflected in loan charge-offs.

Where an election is made to carry the LHFS at fair value, any further decreases or subsequent increases in fair value are recognized in noninterest income. Where an election is made to carry LHFS at lower-of-cost-or-fair value, any further decreases are recognized in noninterest income and increases in fair value are not recognized until the loans are sold. Fair value elections are made at the time of origination or purchase based on the Company’s fair value election policy.

Derivative Financial Instruments

Derivative Financial Instruments

In the ordinary course of business, the Company enters into derivative transactions to manage its interest rate, prepayment, credit, price and foreign currency risk and to accommodate the business requirements of its customers. Derivative instruments are reported in other assets or other liabilities at fair value. Changes in a derivative’s fair value are recognized currently in earnings unless specific hedge accounting criteria are met.

All derivative instruments that qualify and are designated for hedge accounting are recorded at fair value and classified either as a hedge of the fair value of a recognized asset or liability (“fair value hedge”), a hedge of the variability of cash flows to be received or paid related to a recognized asset or liability or a forecasted transaction (“cash flow hedge”), or a hedge of the volatility of an investment in foreign operations driven by changes in foreign currency exchange rates (“net investment hedge”). Changes in the fair value of a derivative that is highly effective and designated as a fair value hedge, and the offsetting changes in the fair value of the hedged item, are recorded in earnings. Effective changes in the fair value of a derivative designated as a cash flow hedge are recorded in other comprehensive income (loss) until cash flows of the hedged item are realized. Any change in fair value resulting from hedge ineffectiveness is immediately recorded in noninterest income. Effective changes in the fair value of net investment hedges are recorded in other comprehensive income (loss). The Company performs an assessment, both at the inception of a hedge and, at a minimum, on a quarterly basis thereafter, to determine whether derivatives designated as hedging instruments are highly effective in offsetting changes in the value of the hedged items.

If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occuring, whereby the amounts within other comprehensive income (loss) remain.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue as it is earned based on contractual terms, as transactions occur, or as services are provided and collectability is reasonably assured. In certain circumstances, noninterest income is reported net of associated expenses that are directly related to variable volume-based sales or revenue sharing arrangements or when the Company acts on an agency basis for others. Certain specific policies include the following:

Credit and Debit Card Revenue and Corporate Payment Products Revenue Credit and debit card revenue includes interchange income from consumer credit and debit cards, annual fees, and other transaction and account management fees. Corporate payment products revenue primarily includes interchange income from corporate and purchasing card transactions processed through card association networks and merchant discount income from closed loop network transactions. Interchange income is a fee paid by a merchant bank to the card-issuing bank through the interchange network. Interchange fees are set by the credit card associations and are based on cardholder purchase volumes. Merchant discount income is a fee paid by a merchant to the Company through the closed loop network. Merchant discount fees are set by the Company directly with the merchant. The Company records interchange and merchant discount income as transactions occur. Transaction and account management fees are recognized as transactions occur or services are provided, except for annual fees, which are recognized over the applicable period. Volume-related payments to partners and credit card associations and expenses for rewards programs are also recorded within credit and debit card revenue and corporate payment products revenue. Payments to partners and expenses related to rewards programs are recorded when earned by the partner or customer.

Merchant Processing Services Merchant processing services revenue consists principally of transaction and account management fees charged to merchants for the electronic processing of transactions, net of interchange fees paid to the card-issuing bank, card association assessments, and revenue sharing amounts, and is recognized at the time the merchant’s transactions are processed or other services are performed. The Company may enter into revenue sharing agreements with referral partners or in connection with purchases of merchant contracts from sellers. The revenue sharing amounts are determined primarily on sales volume processed or revenue generated for a particular group of merchants. Merchant processing revenue also includes revenues related to point-of-sale equipment recorded as sales when the equipment is shipped or as earned for equipment rentals.

Trust and Investment Management FeesTrust and investment management fees are recognized over the period in which services are performed and are based on a percentage of the fair value of the assets under management or administration, fixed based on account type, or transaction-based fees.

Commercial Products Revenue Commercial products revenue primarily includes revenue related to ancillary services provided to Wholesale Banking and Commercial Real Estate customers including standby letter of credit fees, non-yield related loan fees, capital markets and related revenue, and non-yield related leasing revenue. These fees are recognized as earned or as transactions occur and services are provided.

Mortgage Banking Revenue Mortgage banking revenue includes revenue derived from mortgages originated and subsequently sold, generally with servicing retained. The primary components include: gains and losses on mortgage sales; servicing revenue, including losses related to the repurchase of previously sold loans; changes in fair value for mortgage loans originated with the intent to sell and measured at fair value under the fair value option; changes in the fair value of mortgage servicing rights (“MSRs”); and the impact of risk management activities associated with the mortgage origination pipeline, funded loans and MSRs. Net interest income from mortgage loans is recorded in interest income. Refer to Other Significant Policies in Note 1, as well as Note 9 and Note 20 for a further discussion of MSRs.

Deposit Service Charges Service charges on deposit accounts are primarily monthly fees based on minimum balances or transaction-based fees. These fees are recognized as earned or as transactions occur and services are provided.

Intangible Assets

Intangible Assets The price paid over the net fair value of acquired businesses (“goodwill”) is not amortized. Other intangible assets are amortized over their estimated useful lives, using straight-line and accelerated methods. The recoverability of goodwill and other intangible assets is evaluated annually, at a minimum, or on an interim basis if events or circumstances indicate a possible inability to realize the carrying amount. The evaluation includes assessing the estimated fair value of the intangible asset based on market prices for similar assets, where available, and the present value of the estimated future cash flows associated with the intangible asset.

Income Taxes	Income Taxes Deferred taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting carrying amounts.
Mortgage Servicing Rights

Mortgage Servicing Rights MSRs are capitalized as separate assets when loans are sold and servicing is retained or if they are purchased from others. MSRs are recorded at fair value. The Company determines the fair value by estimating the present value of the asset’s future cash flows utilizing market-based prepayment rates, discount rates, and other assumptions validated through comparison to trade information, industry surveys and independent third party valuations. Changes in the fair value of MSRs are recorded in earnings during the period in which they occur.

Pensions

Pensions For purposes of its pension plans, the Company utilizes its fiscal year-end as the measurement date. At the measurement date, plan assets are determined based on fair value, generally representing observable market prices or the net asset value provided by the plans’ administrator. The actuarial cost method used to compute the pension liabilities and related expense is the projected unit credit method. The projected benefit obligation is principally determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the investment yield of high quality corporate bonds available in the marketplace with maturities equal to projected cash flows of future benefit payments as of the measurement date. Periodic pension expense (or income) includes service costs, interest costs based on the assumed discount rate, the expected return on plan assets based on an actuarially derived market-related value and amortization of actuarial gains and losses. Pension accounting reflects the long-term nature of benefit obligations and the investment horizon of plan assets, and can have the effect of reducing earnings volatility related to short-term changes in interest rates and market valuations. Actuarial gains and losses include the impact of plan amendments and various unrecognized gains and losses which are deferred and amortized over the future service periods of active employees. The market-related value utilized to determine the expected return on plan assets is based on fair value adjusted for the difference between expected returns and actual performance of plan assets. The unrealized difference between actual experience and expected returns is included in expense over a period of approximately twelve years. The overfunded or underfunded status of the plans is recorded as an asset or liability on the Consolidated Balance Sheet, with changes in that status recognized through other comprehensive income (loss).

Premises and Equipment

Premises and Equipment Premises and equipment are stated at cost less accumulated depreciation and depreciated primarily on a straight-line basis over the estimated life of the assets. Estimated useful lives range up to 40 years for newly constructed buildings and from 3 to 20 years for furniture and equipment.

Capitalized leases, less accumulated amortization, are included in premises and equipment. Capitalized lease obligations are included in long-term debt. Capitalized leases are amortized on a straight-line basis over the lease term and the amortization is included in depreciation expense.

Stock-Based Compensation

Stock-Based Compensation The Company grants stock-based awards, including restricted stock, restricted stock units and options to purchase common stock of the Company. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Restricted stock and restricted stock unit grants are awarded at no cost to the recipient. Stock-based compensation for awards is recognized in the Company’s results of operations on a straight-line basis over the vesting period. The Company immediately recognizes compensation cost of awards to employees that meet retirement status, despite their continued active employment. The amortization of stock-based compensation reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise or release of restrictions. At the time stock-based awards are exercised, cancelled, expire, or restrictions are released, the Company may be required to recognize an adjustment to tax expense, depending on the market price of the Company’s common stock at that time.

Per Share Calculations

Per Share Calculations Earnings per common share is calculated by dividing net income applicable to U.S. Bancorp common shareholders by the weighted average number of common shares outstanding. Diluted earnings per common share is calculated by adjusting income and outstanding shares, assuming conversion of all potentially dilutive securities.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Line of Business Financial Performance

	Wholesale Banking and Commercial Real Estate			Consumer and Small Business Banking
Year Ended December 31 (Dollars in Millions)	2012	2011	Percent Change	2012	2011	Percent Change
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,099	$2,123	(1.1)%	$4,731	$4,599	2.9%
Noninterest income	1,224	1,222	.2	3,567	2,745	29.9
Securities gains (losses), net	–	–	–	–	–	–
Total net revenue	3,323	3,345	(.7)	8,298	7,344	13.0
Noninterest expense	1,266	1,254	1.0	4,986	4,651	7.2
Other intangibles	16	16	–	52	75	(30.7)
Total noninterest expense	1,282	1,270	.9	5,038	4,726	6.6
Income before provision and income taxes	2,041	2,075	(1.6)	3,260	2,618	24.5
Provision for credit losses	1	424	(99.8)	1,160	1,391	(16.6)
Income before income taxes	2,040	1,651	23.6	2,100	1,227	71.1
Income taxes and taxable-equivalent adjustment	743	600	23.8	765	446	71.5
Net income	1,297	1,051	23.4	1,335	781	70.9
Net (income) loss attributable to noncontrolling interests	–	4	*	(1)	(1)	–
Net income attributable to U.S. Bancorp	$1,297	$1,055	22.9	$1,334	$780	71.0
Average Balance Sheet
Commercial	$45,171	$37,396	20.8%	$8,218	$7,391	11.2%
Commercial real estate	19,658	19,293	1.9	16,135	15,539	3.8
Residential mortgages	59	67	(11.9)	39,826	33,248	19.8
Credit card	–	–	–	–	–	–
Other retail	7	5	40.0	45,596	45,760	(.4)
Total loans, excluding covered loans	64,895	56,761	14.3	109,775	101,938	7.7
Covered loans	914	1,493	(38.8)	7,523	8,405	(10.5)
Total loans	65,809	58,254	13.0	117,298	110,343	6.3
Goodwill	1,604	1,604	–	3,516	3,520	(.1)
Other intangible assets	36	52	(30.8)	1,787	2,043	(12.5)
Assets	71,698	64,088	11.9	134,372	124,399	8.0
Noninterest-bearing deposits	31,102	25,183	23.5	20,510	17,941	14.3
Interest checking	10,343	12,687	(18.5)	29,947	26,620	12.5
Savings products	9,362	9,371	(.1)	43,431	40,555	7.1
Time deposits	17,161	14,523	18.2	23,838	24,446	(2.5)
Total deposits	67,968	61,764	10.0	117,726	109,562	7.5
Total U.S. Bancorp shareholders’ equity	6,440	5,582	15.4	11,279	9,433	19.6
*	Not meaningful
Wealth Management and Securities Services			Payment Services			Treasury and Corporate Support			Consolidated Company
2012	2011	Percent Change	2012	2011	Percent Change	2012	2011	Percent Change	2012	2011	Percent Change

$354	$355	(.3)%	$1,548	$1,354	14.3%	$2,237	$1,917	16.7%	$10,969	$10,348	6.0%
1,122	1,052	6.7	3,192	3,242	(1.5)	229	530	(56.8)	9,334	8,791	6.2
–	–	–	–	–	–	(15)	(31)	51.6	(15)	(31)	51.6
1,476	1,407	4.9	4,740	4,596	3.1	2,451	2,416	1.4	20,288	19,108	6.2
1,152	1,082	6.5	1,836	1,776	3.4	942	849	11.0	10,182	9,612	5.9
40	36	11.1	166	172	(3.5)	–	–	–	274	299	(8.4)
1,192	1,118	6.6	2,002	1,948	2.8	942	849	11.0	10,456	9,911	5.5
284	289	(1.7)	2,738	2,648	3.4	1,509	1,567	(3.7)	9,832	9,197	6.9
15	7	*	695	508	36.8	11	13	(15.4)	1,882	2,343	(19.7)
269	282	(4.6)	2,043	2,140	(4.5)	1,498	1,554	(3.6)	7,950	6,854	16.0
98	102	(3.9)	744	779	(4.5)	110	139	(20.9)	2,460	2,066	19.1
171	180	(5.0)	1,299	1,361	(4.6)	1,388	1,415	(1.9)	5,490	4,788	14.7
–	–	–	(38)	(40)	5.0	196	121	62.0	157	84	86.9
$171	$180	(5.0)	$1,261	$1,321	(4.5)	$1,584	$1,536	3.1	$5,647	$4,872	15.9

$1,347	$1,068	26.1%	$5,962	$5,640	5.7%	$132	$121	9.1%	$60,830	$51,616	17.9%
587	576	1.9	–	–	–	125	106	17.9	36,505	35,514	2.8
399	386	3.4	–	–	–	6	10	(40.0)	40,290	33,711	19.5
–	–	–	16,653	16,084	3.5	–	–	–	16,653	16,084	3.5
1,524	1,535	(.7)	810	898	(9.8)	1	1	–	47,938	48,199	(.5)
3,857	3,565	8.2	23,425	22,622	3.5	264	238	10.9	202,216	185,124	9.2
11	12	(8.3)	5	5	–	4,705	6,388	(26.3)	13,158	16,303	(19.3)
3,868	3,577	8.1	23,430	22,627	3.5	4,969	6,626	(25.0)	215,374	201,427	6.9
1,473	1,463	.7	2,360	2,362	(.1)	–	–	–	8,953	8,949	–
171	184	(7.1)	690	791	(12.8)	4	5	(20.0)	2,688	3,075	(12.6)
6,528	6,008	8.7	29,576	27,936	5.9	100,675	95,833	5.1	342,849	318,264	7.7
14,511	9,688	49.8	643	673	(4.5)	475	371	28.0	67,241	53,856	24.9
3,950	3,199	23.5	1,192	320	*	1	1	–	45,433	42,827	6.1
23,505	21,637	8.6	39	30	30.0	133	180	(26.1)	76,470	71,773	6.5
5,090	5,548	(8.3)	–	–	–	477	186	*	46,566	44,703	4.2
47,056	40,072	17.4	1,874	1,023	83.2	1,086	738	47.2	235,710	213,159	10.6
2,232	2,081	7.3	5,686	5,280	7.7	11,974	9,824	21.9	37,611	32,200	16.8

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities Held to Maturity and Available for Sale

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2012					2011
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary (e)	Other (f)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary (e)	Other (f)	Fair Value
Held-to-maturity (a)
U.S. Treasury and agencies	$3,154	$27	$–	$–	$3,181	$2,560	$35	$–	$–	$2,595
Mortgage-backed securities
Residential
Agency	31,064	545	–	(6)	31,603	16,085	333	–	(3)	16,415
Non-agency non-prime (d)	1	–	–	–	1	2	–	–	–	2
Commercial non-agency	2	–	–	–	2	4	–	–	(2)	2
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	7	15	–	–	22	52	13	–	(2)	63
Other	19	2	(3)	(1)	17	23	1	(6)	(1)	17
Obligations of state and political subdivisions	20	1	–	–	21	23	1	–	(1)	23
Obligations of foreign governments	7	–	–	–	7	7	–	–	–	7
Other debt securities	115	–	–	(17)	98	121	–	–	(29)	92
Total held-to-maturity	$34,389	$590	$(3)	$(24)	$34,952	$18,877	$383	$(6)	$(38)	$19,216
Available-for-sale (b)
U.S. Treasury and agencies	$1,211	$16	$–	$(1)	$1,226	$1,045	$13	$–	$(1)	$1,057
Mortgage-backed securities
Residential
Agency	28,754	746	–	(5)	29,495	39,337	981	–	(4)	40,314
Non-agency
Prime (c)	641	3	(16)	(4)	624	911	5	(63)	(50)	803
Non-prime (d)	372	4	(20)	(1)	355	1,047	9	(247)	(7)	802
Commercial
Agency	185	8	–	–	193	133	7	–	–	140
Non-agency	–	–	–	–	–	42	2	–	(2)	42
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	32	10	–	–	42	180	31	(3)	(2)	206
Other	579	14	–	(1)	592	694	16	(5)	(24)	681
Obligations of state and political subdivisions	6,059	396	–	–	6,455	6,394	167	–	(22)	6,539
Obligations of foreign governments	6	–	–	–	6	6	–	–	–	6
Corporate debt securities	814	2	–	(85)	731	1,000	1	–	(174)	827
Perpetual preferred securities	205	27	–	(14)	218	379	25	–	(86)	318
Other investments	182	20	–	–	202	188	15	–	(1)	202
Total available-for-sale	$39,040	$1,246	$(36)	$(111)	$40,139	$51,356	$1,272	$(318)	$(373)	$51,937

(a)	Held-to-maturity investment securities are carried at historical cost or at fair value at the time of transfer from the available-for-sale to held-to-maturity category, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads). When the Company determines the designation, prime securities typically have a weighted average credit score of 725 or higher and a loan-to-value of 80 percent or lower; however, other pool characteristics may result in designations that deviate from these credit score and loan-to-value thresholds.
(d)	Includes all securities not meeting the conditions to be designated as prime.
(e)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(f)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

Investment Securities

TABLE 13	Investment Securities

	Available-for-Sale				Held-to-Maturity
At December 31, 2012 (Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield (e)
U.S. Treasury and Agencies
Maturing in one year or less	$960	$961	.8	1.42%	$501	$503	.7	.90%
Maturing after one year through five years	95	98	1.9	1.61	1,995	2,015	1.3	1.01
Maturing after five years through ten years	155	165	7.4	3.11	598	603	9.5	1.78
Maturing after ten years	1	2	14.7	4.15	60	60	12.2	1.86
Total	$1,211	$1,226	1.8	1.65%	$3,154	$3,181	3.0	1.16%
Mortgage-Backed Securities (a)
Maturing in one year or less	$2,749	$2,762	.6	1.64%	$296	$297	.6	1.53%
Maturing after one year through five years	22,736	23,409	3.2	2.35	29,419	29,942	3.2	2.05
Maturing after five years through ten years	4,177	4,200	6.0	1.96	1,294	1,309	6.4	1.49
Maturing after ten years	290	296	12.7	1.78	58	58	10.3	1.21
Total	$29,952	$30,667	3.5	2.23%	$31,067	$31,606	3.3	2.02%
Asset-Backed Securities (a)
Maturing in one year or less	$7	$9	–	.21%	$–	$4	.2	1.26%
Maturing after one year through five years	36	46	3.4	6.31	11	10	3.3	.65
Maturing after five years through ten years	568	579	7.4	2.33	8	9	6.6	.67
Maturing after ten years	–	–	18.6	5.83	7	16	22.3	.78
Total	$611	$634	7.1	2.54%	$26	$39	9.5	.70%
Obligations of State and Political Subdivisions (b) (c)
Maturing in one year or less	$24	$24	.3	7.68%	$–	$–	.7	6.77%
Maturing after one year through five years	5,293	5,646	3.5	6.73	5	6	3.0	7.50
Maturing after five years through ten years	729	772	7.8	5.85	3	3	8.6	7.36
Maturing after ten years	13	13	17.0	16.15	12	12	14.8	5.33
Total	$6,059	$6,455	4.1	6.65%	$20	$21	10.8	6.16%
Other Debt Securities
Maturing in one year or less	$55	$55	.1	6.45%	$2	$2	.3	1.03%
Maturing after one year through five years	6	6	1.2	1.15	94	91	3.2	1.23
Maturing after five years through ten years	–	–	–	–	26	12	7.8	1.05
Maturing after ten years	759	676	22.3	2.90	–	–	–	–
Total	$820	$737	20.6	3.12%	$122	$105	4.2	1.19%
Other Investments	$387	$420	17.0	2.53%	$–	$–	–	–%
Total investment securities (d)	$39,040	$40,139	4.1	2.93%	$34,389	$34,952	3.3	1.94%

(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities anticipating future prepayments.
(b)	Information related to obligations of state and politcal subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, yield to maturity if purchased at par or a discount.
(c)	Maturity calculations for obligations of state and politicial subdivisions are based on the first optional call date for securities with a fair value above par and contractual maturity for securities with a fair value equal to or below par.
(d)	The weighted-average maturity of the available-for-sale investment securities was 5.2 years at December 31, 2011, with a corresponding weighted-average yield of 3.19 percent. The weighted-average maturity of the held-to-maturity investment securities was 3.9 years at December 31, 2011, with a corresponding weighted-average yield of 2.21 percent.
(e)	Average yields are presented on a fully-taxable equivalent basis under a tax rate of 35 percent. Yields on available-for-sale and held-to-maturity investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to-maturity. Average yield and maturity calculations exclude equity securities that have no stated yield or maturity.

	2012		2011
At December 31 (Dollars in Millions)	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
U.S. Treasury and agencies	$4,365	5.9%	$3,605	5.1%
Mortgage-backed securities	61,019	83.1	57,561	82.0
Asset-backed securities	637	.9	949	1.4
Obligations of state and political subdivisions	6,079	8.3	6,417	9.1
Other debt securities and investments	1,329	1.8	1,701	2.4
Total investment securities	$73,429	100.0%	$70,233	100.0%

Amount of Interest Income from Taxable and Non-Taxable Investment Securities

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Taxable	$1,515	$1,517	$1,292
Non-taxable	277	303	309
Total interest income from investment securities	$1,792	$1,820	$1,601

Amount of Gross Gains and Losses Realized through Sales of Available for Sale Investment Securities

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Realized gains	$158	$11	$21
Realized losses	(99)	(7)	(8)
Net realized gains (losses)	$59	$4	$13
Income tax (benefit) on net realized gains (losses)	$23	$2	$5

Accretable Balance of Structured Investment Securities and Other Investment Securities

Changes in the accretable balance for these investment securities were as follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$100	$139	$292
Additions (a)	–	–	66
Disposals	(90)	–	(219	) (b)
Accretion	(11)	(17)	(29)
Other (c)	1	(22)	29
Balance at end of period	$–	$100	$139

(a)	Primarily resulted from the exchange of certain SIVs for the underlying investment securities.
(b)	Primarily resulted from the sale of securities covered under loss sharing agreements with the FDIC and the exchange of certain SIVs for the underlying investment securities.
(c)	Primarily represents changes in projected future cash flows related to variable rates on certain investment securities.

Summary of Other than Temporary Impairment by Investment Category

The following table summarizes other-than-temporary impairment by investment category:

	2012			2011			2010
Year Ended December 31 (Dollars in Millions)	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total	Losses Recorded in Earnings	Other Gains (Losses) (c)	Total
Held-to-maturity
Other asset-backed securities	$–	$–	$–	$–	$–	$–	$(2)	$–	$(2)
Total held-to-maturity	$–	$–	$–	$–	$–	$–	$(2)	$–	$(2)
Available-for-sale
Mortgage-backed securities
Non-agency residential
Prime (a)	$(12)	$(9)	$(21)	$(3)	$(5)	$(8)	$(5)	$(10)	$(15)
Non-prime (b)	(33)	21	(12)	(24)	(23)	(47)	(63)	(60)	(123)
Commercial non-agency	(1)	(1)	(2)	–	–	–	–	–	–
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	–	–	–	–	–	(6)	(1)	(7)
Other	(1)	1	–	(4)	3	(1)	(13)	4	(9)
Obligations of state and political subdivisions	–	–	–	(4)	–	(4)	–	–	–
Perpetual preferred securities	(27)	–	(27)	–	–	–	(1)	–	(1)
Other debt securities	–	–	–	–	–	–	(1)	1	–
Total available-for-sale	$(74)	$12	$(62)	$(35)	$(25)	$(60)	$(89)	$(66)	$(155)

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Losses represent the non-credit portion of other-than-temporary impairment recorded in other comprehensive income (loss) for investment securities determined to be other-than-temporarily impaired during the period. Gains represent recoveries in the fair value of securities that have or previously had non-credit other-than-temporary impairment.

Summary of Ranges used in Valuation of Non-Agency Mortgage-Backed Securities Other than Temporarily Impaired

The following table includes the ranges for principal assumptions used for those available-for-sale non-agency mortgage-backed securities determined to be other-than-temporarily impaired:

	Prime (a)			Non-Prime (b)
	Minimum	Maximum	Average	Minimum	Maximum	Average
December 31, 2012
Estimated lifetime prepayment rates	6%	22%	14%	3%	10%	6%
Lifetime probability of default rates	3	6	4	3	10	7
Lifetime loss severity rates	40	50	47	45	65	56
December 31, 2011
Estimated lifetime prepayment rates	4%	15%	14%	2%	11%	6%
Lifetime probability of default rates	2	9	3	1	20	5
Lifetime loss severity rates	40	50	46	8	70	52

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.

Changes in Credit Losses on Debt Securities Excluding Perpetual Preferred Securities

Changes in the credit losses on debt securities (excludes perpetual preferred securities) are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$298	$358	$335
Additions to Credit Losses Due to Other-than-temporary Impairments
Credit losses on securities not previously considered other-than-temporarily impaired	6	7	18
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	41	28	72
Total other-than-temporary impairment on debt securities	47	35	90
Other Changes in Credit Losses
Increases in expected cash flows	(15)	(21)	(26)
Realized losses (a)	(39)	(73)	(60)
Credit losses on security sales and securities expected to be sold	(157)	(1)	–
Other	–	–	19
Balance at end of period	$134	$298	$358

(a)	Primarily represents principal losses allocated to mortgage and asset-backed securities in the Company’s portfolio under the terms of the securitization transaction documents.

Gross Unrealized Losses and Fair Value of Company's Investments with Unrealized Losses

At December 31, 2012, certain investment securities had a fair value below amortized cost. The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2012:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
U.S. Treasury and agencies	$100	$–	$–	$–	$100	$–
Mortgage-backed securities
Residential agency	1,015	(6)	–	–	1,015	(6)
Commercial non-agency	–	–	2	–	2	–
Other asset-backed securities	–	–	10	(4)	10	(4)
Corporate debt securities	–	–	97	(17)	97	(17)
Total held-to-maturity	$1,115	$(6)	$109	$(21)	$1,224	$(27)
Available-for-sale
U.S. Treasury and agencies	$400	$(1)	$–	$–	$400	$(1)
Mortgage-backed securities
Residential
Agency	3,316	(5)	173	–	3,489	(5)
Non-agency (a)
Prime (b)	17	–	404	(20)	421	(20)
Non-prime (c)	–	–	284	(21)	284	(21)
Other asset-backed securities	–	–	2	(1)	2	(1)
Obligations of state and political subdivisions	48	–	12	–	60	–
Obligations of foreign governments	6	–	–	–	6	–
Corporate debt securities	5	–	586	(85)	591	(85)
Perpetual preferred securities	–	–	119	(14)	119	(14)
Other investments	2	–	3	–	5	–
Total available-for-sale	$3,794	$(6)	$1,583	$(141)	$5,377	$(147)

(a)	The Company has $41 million of unrealized losses on residential non-agency mortgage-backed securities. Credit-related other-than-temporary impairment on these securities may occur if there is further deterioration in the underlying collateral pool performance. Borrower defaults may increase if current economic conditions persist or worsen. Additionally, further deterioration in home prices may increase the severity of projected losses.
(b)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(c)	Includes all securities not meeting the conditions to be designated as prime.

Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Loan Portfolio

The composition of the loan portfolio at December 31, disaggregated by class and underlying specific portfolio type, was as follows:

(Dollars in Millions)	2012	2011
Commercial
Commercial	$60,742	$50,734
Lease financing	5,481	5,914
Total commercial	66,223	56,648
Commercial Real Estate
Commercial mortgages	31,005	29,664
Construction and development	5,948	6,187
Total commercial real estate	36,953	35,851
Residential Mortgages
Residential mortgages	32,648	28,669
Home equity loans, first liens	11,370	8,413
Total residential mortgages	44,018	37,082
Credit Card	17,115	17,360
Other Retail
Retail leasing	5,419	5,118
Home equity and second mortgages	16,726	18,131
Revolving credit	3,332	3,344
Installment	5,463	5,348
Automobile	12,593	11,508
Student	4,179	4,658
Total other retail	47,712	48,107
Total loans, excluding covered loans	212,021	195,048
Covered Loans	11,308	14,787
Total loans	$223,329	$209,835

Changes in Accretable Balance for Purchased Impaired Loans

Changes in the accretable balance for all purchased impaired loans, including those acquired in the BankEast transaction, for the years ended December 31, were as follows:

(Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$2,619	$2,890	$2,845
Purchases	13	100	–
Accretion	(437)	(451)	(421)
Disposals	(208)	(67)	(27)
Reclassifications (to)/from nonaccretable difference (a)	454	184	536
Other (b)	(732)	(37)	(43)
Balance at end of period	$1,709	$2,619	$2,890

(a)	Primarily relates to changes in expected credit performance.
(b)	Primarily relates to changes in variable rates, and in 2012 to a change in the Company’s expectations regarding potential sale of modified covered loans at the end of the indemnification agreements which results in a reduction in the expected contractual interest payments included in the accretable balance for those loans that may be sold.

Activity in Allowance for Credit Losses

Activity in the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Balance at December 31, 2009	$1,208	$1,001	$672	$1,495	$871	$5,247	$17	$5,264
Add
Provision for credit losses	723	1,135	694	1,100	681	4,333	23	4,356
Deduct
Loans charged off	918	871	554	1,270	863	4,476	20	4,496
Less recoveries of loans charged off	(91)	(26)	(8)	(70)	(118)	(313)	(2)	(315)
Net loans charged off	827	845	546	1,200	745	4,163	18	4,181
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	92	92
Balance at December 31, 2010	$1,104	$1,291	$820	$1,395	$807	$5,417	$114	$5,531
Add
Provision for credit losses	312	361	596	431	628	2,328	15	2,343
Deduct
Loans charged off	516	543	502	922	733	3,216	13	3,229
Less recoveries of loans charged off	(110)	(45)	(13)	(88)	(129)	(385)	(1)	(386)
Net loans charged off	406	498	489	834	604	2,831	12	2,843
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	(17)	(17)
Balance at December 31, 2011	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014
Add
Provision for credit losses	316	(131)	446	571	558	1,760	122	1,882
Deduct
Loans charged off	378	242	461	769	666	2,516	11	2,527
Less recoveries of loans charged off	(103)	(76)	(23)	(102)	(125)	(429)	(1)	(430)
Net loans charged off	275	166	438	667	541	2,087	10	2,097
Net change for credit losses to be reimbursed by the FDIC	–	–	–	–	–	–	(33)	(33)
Other changes	–	–	–	(33)	–	(33)	–	(33)
Balance at December 31, 2012	$1,051	$857	$935	$863	$848	$4,554	$179	$4,733

Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Type

Additional detail of the allowance for credit losses by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans	Total Loans
Allowance Balance at December 31, 2012 Related to
Loans individually evaluated for impairment (a)	$10	$30	$–	$–	$–	$40	$–	$40
TDRs collectively evaluated for impairment	28	29	446	153	97	753	1	754
Other loans collectively evaluated for impairment	1,013	791	489	710	751	3,754	17	3,771
Loans acquired with deteriorated credit quality	–	7	–	–	–	7	161	168
Total allowance for credit losses	$1,051	$857	$935	$863	$848	$4,554	$179	$4,733
Allowance Balance at December 31, 2011 Related to
Loans individually evaluated for impairment (a)	$16	$61	$1	$–	$–	$78	$2	$80
TDRs collectively evaluated for impairment	40	33	490	219	57	839	–	839
Other loans collectively evaluated for impairment	954	1,057	436	773	774	3,994	22	4,016
Loans acquired with deteriorated credit quality	–	3	–	–	–	3	76	79
Total allowance for credit losses	$1,010	$1,154	$927	$992	$831	$4,914	$100	$5,014

(a)	Represents the allowance for credit losses related to loans greater than $5 million classified as nonperforming or TDRs.

Additional detail of loan balances by portfolio class was as follows:

(Dollars in Millions)	Commercial	Commercial Real Estate	Residential Mortgages	Credit Card	Other Retail	Total Loans, Excluding Covered Loans	Covered Loans (b)	Total Loans
December 31, 2012
Loans individually evaluated for impairment (a)	$171	$510	$–	$–	$–	$681	$48	$729
TDRs collectively evaluated for impairment	185	391	4,199	442	313	5,530	145	5,675
Other loans collectively evaluated for impairment	65,863	35,952	39,813	16,673	47,399	205,700	5,814	211,514
Loans acquired with deteriorated credit quality	4	100	6	–	–	110	5,301	5,411
Total loans	$66,223	$36,953	$44,018	$17,115	$47,712	$212,021	$11,308	$223,329
December 31, 2011
Loans individually evaluated for impairment (a)	$222	$812	$6	$–	$–	$1,040	$204	$1,244
TDRs collectively evaluated for impairment	277	331	3,430	584	148	4,770	113	4,883
Other loans collectively evaluated for impairment	56,138	34,574	33,642	16,776	47,959	189,089	8,616	197,705
Loans acquired with deteriorated credit quality	11	134	4	–	–	149	5,854	6,003
Total loans	$56,648	$35,851	$37,082	$17,360	$48,107	$195,048	$14,787	$209,835

(a)	Represents loans greater than $5 million classified as nonperforming or TDRs.
(b)	Includes expected reimbursements from the FDIC under loss sharing agreements.

Summary of Loans by Portfolio Type

The following table provides a summary of loans by portfolio class, including the delinquency status of those that continue to accrue interest, and those that are nonperforming:

	Accruing
(Dollars in Millions)	Current	30-89 Days Past Due	90 Days or More Past Due	Nonperforming	Total
December 31, 2012
Commercial	$65,701	$341	$58	$123	$66,223
Commercial real estate	36,241	158	8	546	36,953
Residential mortgages (a)	42,728	348	281	661	44,018
Credit card	16,525	227	217	146	17,115
Other retail	47,109	290	96	217	47,712
Total loans, excluding covered loans	208,304	1,364	660	1,693	212,021
Covered loans	9,900	359	663	386	11,308
Total loans	$218,204	$1,723	$1,323	$2,079	$223,329
December 31, 2011
Commercial	$55,991	$300	$45	$312	$56,648
Commercial real estate	34,800	138	14	899	35,851
Residential mortgages (a)	35,664	404	364	650	37,082
Credit card	16,662	238	236	224	17,360
Other retail	47,516	340	184	67	48,107
Total loans, excluding covered loans	190,633	1,420	843	2,152	195,048
Covered loans	12,589	362	910	926	14,787
Total loans	$203,222	$1,782	$1,753	$3,078	$209,835

(a)	At December 31, 2012, $441 million of loans 30 – 89 days past due and $3.2 billion of loans 90 days or more past due purchased from Government National Mortgage Association (“GNMA”) mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current, compared with $545 million and $2.6 billion at December 31, 2011, respectively.

Summary of Loans by Portfolio Type and Company's Internal Credit Quality Rating

The following table provides a summary of loans by portfolio class and the Company’s internal credit quality rating:

		Criticized
(Dollars in Millions)	Pass	Special Mention	Classified (a)	Total Criticized	Total
December 31, 2012
Commercial	$63,906	$1,114	$1,203	$2,317	$66,223
Commercial real estate	34,096	621	2,236	2,857	36,953
Residential mortgages (b)	42,897	18	1,103	1,121	44,018
Credit card	16,752	–	363	363	17,115
Other retail	47,294	36	382	418	47,712
Total loans, excluding covered loans	204,945	1,789	5,287	7,076	212,021
Covered loans	10,786	61	461	522	11,308
Total loans	$215,731	$1,850	$5,748	$7,598	$223,329
Total outstanding commitments	$442,047	$3,231	$6,563	$9,794	$451,841
December 31, 2011
Commercial	$54,003	$1,047	$1,598	$2,645	$56,648
Commercial real estate	30,733	793	4,325	5,118	35,851
Residential mortgages (b)	35,814	19	1,249	1,268	37,082
Credit card	16,910	–	450	450	17,360
Other retail	47,665	24	418	442	48,107
Total loans, excluding covered loans	185,125	1,883	8,040	9,923	195,048
Covered loans	13,966	187	634	821	14,787
Total loans	$199,091	$2,070	$8,674	$10,744	$209,835
Total outstanding commitments	$410,457	$3,418	$9,690	$13,108	$423,565

(a)	Classified rating on consumer loans primarily based on delinquency status.
(b)	At December 31, 2012, $3.2 billion of GNMA loans 90 days or more past due and $2.4 billion of restructured GNMA loans whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs were classified with a pass rating, compared with $2.6 billion and $2.0 billion at December 31, 2011, respectively.

Summary of Impaired Loans by Portfolio Class

For all loan classes, a loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. A summary of impaired loans, which include all nonaccrual and TDR loans, by portfolio class was as follows:

(Dollars in Millions)	Period-end Recorded Investment (a)	Unpaid Principal Balance	Valuation Allowance	Commitments to Lend Additional Funds
December 31, 2012
Commercial	$404	$1,200	$40	$39
Commercial real estate	1,077	2,251	70	4
Residential mortgages	2,748	3,341	415	–
Credit card	442	442	153	–
Other retail	443	486	101	3
Total impaired loans, excluding GNMA and covered loans	5,114	7,720	779	46
Loans purchased from GNMA mortgage pools	1,778	1,778	39	–
Covered loans	767	1,584	20	12
Total	$7,659	$11,082	$838	$58
December 31, 2011
Commercial	$657	$1,437	$62	$68
Commercial real estate	1,436	2,503	124	25
Residential mortgages	2,652	3,193	482	2
Credit card	584	584	219	–
Other retail	188	197	57	–
Total impaired loans, excluding GNMA and covered loans	5,517	7,914	944	95
Loans purchased from GNMA mortgage pools	1,265	1,265	18	–
Covered loans	1,170	1,642	43	49
Total	$7,952	$10,821	$1,005	$144

(a)	Substantially all loans classified as impaired at December 31, 2012 and 2011, had an associated allowance for credit losses. The total amount of interest income recognized during 2012 on loans classified as impaired at December 31, 2012, excluding those acquired with deteriorated credit quality, was $222 million, compared to what would have been recognized at the original contractual terms of the loans of $410 million.

Additional Information on Impaired Loans

Additional information on impaired loans for the years ended December 31 follows:

(Dollars in Millions)	Average Recorded Investment	Interest Income Recognized
2012
Commercial	$470	$18
Commercial real estate	1,314	43
Residential mortgages	2,717	130
Credit card	510	28
Other retail	301	19
Total impaired loans, excluding GNMA and covered loans	5,312	238
Loans purchased from GNMA mortgage pools	1,448	73
Covered loans	980	29
Total	$7,740	$340
2011
Commercial	$534	$12
Commercial real estate	1,537	18
Residential mortgages	2,557	100
Credit card	485	15
Other retail	164	5
Total impaired loans, excluding GNMA and covered loans	5,277	150
Loans purchased from GNMA mortgage pools	710	25
Covered loans	780	11
Total	$6,767	$186
2010
Commercial	$693	$8
Commercial real estate	1,601	2
Residential mortgages	2,297	72
Credit card	418	11
Other retail	150	6
Total	$5,159	$99

Loans Modified as TDRs

The following table provides a summary of loans modified as TDRs for the years ended December 31, by portfolio class:

(Dollars in Millions)	Number of Loans	Pre-Modification Outstanding Loan Balance	Post-Modification Outstanding Loan Balance
2012
Commercial	4,843	$307	$272
Commercial real estate	312	493	461
Residential mortgages	4,616	638	623
Credit card	49,320	241	255
Other retail	10,461	279	275
Total loans, excluding GNMA and covered loans	69,552	1,958	1,886
Loans purchased from GNMA mortgage pools	9,518	1,280	1,245
Covered loans	192	277	263
Total loans	79,262	$3,515	$3,394
2011
Commercial	5,285	$456	$427
Commercial real estate	506	1,078	1,060
Residential mortgages	3,611	708	704
Credit card	55,951	322	321
Other retail	4,028	73	72
Total loans, excluding GNMA and covered loans	69,381	2,637	2,584
Loans purchased from GNMA mortgage pools	9,569	1,277	1,356
Covered loans	283	604	575
Total loans	79,233	$4,518	$4,515

Loans Modified as TDRs have Subsequently been Fully or Partially Charged-Off

The following table provides a summary of TDR loans that defaulted (fully or partially charged-off or became 90 days or more past due) for the years ended December 31, that were modified as TDRs within 12 months previous to default.

(Dollars in Millions)	Number of Loans	Amount Defaulted
2012
Commercial	859	$48
Commercial real estate	111	232
Residential mortgages	1,073	146
Credit card	9,774	54
Other retail	1,818	56
Total loans, excluding GNMA and covered loans	13,635	536
Loans purchased from GNMA mortgage pools	1,245	177
Covered loans	68	97
Total loans	14,948	$810
2011
Commercial	665	$26
Commercial real estate	64	67
Residential mortgages	623	127
Credit card	7,108	36
Other retail	557	13
Total loans, excluding GNMA and covered loans	9,017	269
Loans purchased from GNMA mortgage pools	857	124
Covered loans	11	26
Total loans	9,885	$419

Carrying Amount of Covered Assets

The carrying amount of the covered assets at December 31, consisted of purchased impaired loans, purchased nonimpaired loans, and other assets as shown in the following table:

	2012				2011
(Dollars in Millions)	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total	Purchased Impaired Loans	Purchased Nonimpaired Loans	Other Assets	Total
Commercial loans	$–	$143	$–	$143	$68	$137	$–	$205
Commercial real estate loans	1,323	2,695	–	4,018	1,956	4,037	–	5,993
Residential mortgage loans	3,978	1,109	–	5,087	3,830	1,360	–	5,190
Credit card loans	–	5	–	5	–	6	–	6
Other retail loans	–	775	–	775	–	867	–	867
Losses reimbursable by the FDIC (a)	–	–	1,280	1,280	–	–	2,526	2,526
Covered loans	5,301	4,727	1,280	11,308	5,854	6,407	2,526	14,787
Foreclosed real estate	–	–	197	197	–	–	274	274
Total covered assets	$5,301	$4,727	$1,477	$11,505	$5,854	$6,407	$2,800	$15,061

(a)	Relates to loss sharing agreements with remaining terms from 2 to 7 years.

Commercial Loans by Industry Group and Geography Excluding Covered Loans

Commercial Loans by Industry Group and Geography

	December 31, 2012		December 31, 2011
(Dollars in Millions)	Loans	Percent	Loans	Percent
Industry Group
Manufacturing	$9,518	14.4%	$8,085	14.3%
Finance and insurance	6,579	9.9	5,749	10.1
Wholesale trade	6,297	9.5	5,485	9.7
Real estate, rental and leasing	5,855	8.8	4,229	7.5
Retail trade	4,735	7.2	3,683	6.5
Healthcare and social assistance	4,733	7.1	3,850	6.8
Public administration	4,709	7.1	3,695	6.5
Transport and storage	2,549	3.9	2,409	4.3
Information	2,203	3.3	2,115	3.7
Professional, scientific and technical services	2,185	3.3	1,932	3.4
Arts, entertainment and recreation	2,124	3.2	2,046	3.6
Mining	2,122	3.2	1,987	3.5
Educational services	1,964	3.0	1,422	2.5
Other services	1,670	2.5	1,760	3.1
Agriculture, forestry, fishing and hunting	1,553	2.4	1,429	2.5
Utilities	1,390	2.1	1,272	2.3
Other	6,037	9.1	5,500	9.7
Total	$66,223	100.0%	$56,648	100.0%
Geography
California	$8,081	12.2%	$6,664	11.8%
Colorado	2,722	4.1	2,292	4.0
Illinois	3,544	5.3	3,110	5.5
Minnesota	4,720	7.1	3,968	7.0
Missouri	2,922	4.4	2,499	4.4
Ohio	3,240	4.9	3,050	5.4
Oregon	1,792	2.7	1,514	2.7
Washington	2,626	4.0	2,568	4.5
Wisconsin	2,727	4.1	2,357	4.2
Iowa, Kansas, Nebraska, North Dakota, South Dakota	4,244	6.4	3,586	6.3
Arkansas, Indiana, Kentucky, Tennessee	3,545	5.4	3,246	5.7
Idaho, Montana, Wyoming	1,096	1.7	1,113	2.0
Arizona, Nevada, New Mexico, Utah	2,435	3.7	2,351	4.1
Total banking region	43,694	66.0	38,318	67.6
Florida, Michigan, New York, Pennsylvania, Texas	11,082	16.7	9,204	16.3
All other states	11,447	17.3	9,126	16.1
Total outside Company’s banking region	22,529	34.0	18,330	32.4
Total	$66,223	100.0%	$56,648	100.0%

Commercial Real Estate by Property Type and Geography Excluding Covered Loans

Commercial Real Estate Loans by Property Type and Geography

	December 31, 2012		December 31, 2011
(Dollars in Millions)	Loans	Percent	Loans	Percent
Property Type
Business owner occupied	$11,405	30.9%	$11,756	32.8%
Commercial property
Industrial	1,586	4.3	1,561	4.4
Office	4,833	13.1	4,590	12.8
Retail	4,537	12.3	4,402	12.3
Other commercial	3,735	10.1	3,632	10.1
Homebuilders
Condominiums	146	.4	283	.8
Other residential	996	2.7	988	2.8
Multi-family	6,857	18.5	6,293	17.5
Hotel/motel	2,569	6.9	2,041	5.7
Health care facilities	289	.8	305	.8
Total	$36,953	100.0%	$35,851	100.0%
Geography
California	$8,039	21.8%	$7,634	21.3%
Colorado	1,644	4.5	1,569	4.4
Illinois	1,555	4.2	1,411	3.9
Minnesota	1,958	5.3	1,891	5.3
Missouri	1,560	4.2	1,599	4.4
Ohio	1,512	4.1	1,436	4.0
Oregon	1,921	5.2	1,961	5.5
Washington	3,586	9.7	3,540	9.9
Wisconsin	2,011	5.4	1,892	5.3
Iowa, Kansas, Nebraska, North Dakota, South Dakota	2,349	6.4	2,295	6.4
Arkansas, Indiana, Kentucky, Tennessee	1,886	5.1	1,736	4.8
Idaho, Montana, Wyoming	1,156	3.1	1,183	3.3
Arizona, Nevada, New Mexico, Utah	2,958	8.0	3,189	8.9
Total banking region	32,135	87.0	31,336	87.4
Florida, Michigan, New York, Pennsylvania, Texas	2,405	6.5	2,470	6.9
All other states	2,413	6.5	2,045	5.7
Total outside Company’s banking region	4,818	13.0	4,515	12.6
Total	$36,953	100.0%	$35,851	100.0%

Summary of Nonperforming Assets
TABLE 16	Nonperforming Assets (a)

At December 31 (Dollars in Millions)	2012	2011	2010	2009	2008
Commercial
Commercial	$107	$280	$519	$866	$290
Lease financing	16	32	78	125	102
Total commercial	123	312	597	991	392
Commercial Real Estate
Commercial mortgages	308	354	545	581	294
Construction and development	238	545	748	1,192	780
Total commercial real estate	546	899	1,293	1,773	1,074
Residential Mortgages (b)	661	650	636	467	210
Credit Card	146	224	228	142	67
Other Retail
Retail leasing	1	–	–	–	–
Other	216	67	65	62	25
Total other retail	217	67	65	62	25
Total nonperforming loans, excluding covered loans	1,693	2,152	2,819	3,435	1,768
Covered Loans	386	926	1,244	1,350	369
Total nonperforming loans	2,079	3,078	4,063	4,785	2,137
Other Real Estate (c) (d)	381	404	511	437	190
Covered Other Real Estate (d)	197	274	453	653	274
Other Assets	14	18	21	32	23
Total nonperforming assets	$2,671	$3,774	$5,048	$5,907	$2,624
Total nonperforming assets, excluding covered assets	$2,088	$2,574	$3,351	$3,904	$1,981
Excluding Covered Assets
Accruing loans 90 days or more past due (b)	$660	$843	$1,094	$1,525	$967
Nonperforming loans to total loans	.80%	1.10%	1.57%	1.99%	1.02%
Nonperforming assets to total loans plus other real estate (c)	.98%	1.32%	1.87%	2.25%	1.14%
Including Covered Assets
Accruing loans 90 days or more past due (b)	$1,323	$1,753	$2,184	$2,309	$1,554
Nonperforming loans to total loans	.93%	1.47%	2.06%	2.46%	1.16%
Nonperforming assets to total loans plus other real estate (c)	1.19%	1.79%	2.55%	3.02%	1.42%

Changes in Nonperforming Assets
(Dollars in Millions)	Commercial and Commercial Real Estate	Credit Card, Other Retail and Residential Mortgages (f)	Covered Assets	Total
Balance December 31, 2011	$1,475	$1,099	$1,200	$3,774
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	864	1,203	267	2,334
Advances on loans	46	–	–	46
Total additions	910	1,203	267	2,380
Reductions in nonperforming assets
Paydowns, payoffs	(711)	(301)	(598)	(1,610)
Net sales	(344)	(135)	(237)	(716)
Return to performing status	(43)	(137)	(36)	(216)
Charge-offs (e)	(507)	(421)	(13)	(941)
Total reductions	(1,605)	(994)	(884)	(3,483)
Net additions to (reductions in) nonperforming assets	(695)	209	(617)	(1,103)
Balance December 31, 2012	$780	$1,308	$583	$2,671

(a)	Throughout this document, nonperforming assets and related ratios do not include accruing loans 90 days or more past due.
(b)	Excludes $3.2 billion, $2.6 billion, $2.6 billion, $2.2 billion and $1.1 billion at December 31, 2012, 2011, 2010, 2009 and 2008, respectively, of loans purchased from GNMA mortgage pools that are 90 days or more past due that continue to accrue interest, as their repayments are primarily insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.
(c)	Foreclosed GNMA loans of $548 million, $692 million, $575 million, $359 million and $209 million at December 31, 2012, 2011, 2010, 2009 and 2008, respectively, continue to accrue interest and are recorded as other assets and excluded from nonperforming assets because they are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs.
(d)	Includes equity investments in entities whose principal assets are other real estate owned.
(e)	Charge-offs exclude actions for certain card products and loan sales that were not classified as nonperforming at the time the charge-off occurred.
(f)	Residential mortgage information excludes changes related to residential mortgages serviced by others.

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Components of Net Investment in Sales-Type and Direct Financing Leases

The components of the net investment in sales-type and direct financing leases at December 31 were as follows:

(Dollars in Millions)	2012	2011
Aggregate future minimum lease payments to be received	$10,738	$10,882
Unguaranteed residual values accruing to the lessor’s benefit	890	1,079
Unearned income	(1,123)	(1,332)
Initial direct costs	175	181
Total net investment in sales-type and direct financing leases (a)	$10,680	$10,810

(a)	The accumulated allowance for uncollectible minimum lease payments was $80 million and $91 million at December 31, 2012 and 2011, respectively.

Minimum Future Lease Payments to be Received from Sales-Type and Direct Financing Leases

The minimum future lease payments to be received from sales-type and direct financing leases were as follows at December 31, 2012:

(Dollars in Millions)
2013	$2,526
2014	3,474
2015	3,053
2016	1,090
2017	294
Thereafter	301

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment

Premises and equipment at December 31 consisted of the following:

(Dollars in Millions)	2012	2011
Land	$534	$525
Buildings and improvements	3,222	3,144
Furniture, fixtures and equipment	2,543	2,449
Capitalized building and equipment leases	97	95
Construction in progress	42	44
	6,438	6,257
Less accumulated depreciation and amortization	(3,768)	(3,600)
Total	$2,670	$2,657

Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Fair Value of Capitalized MSRs

Changes in fair value of capitalized MSRs for the years ended December 31, are summarized as follows:

(Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$1,519	$1,837	$1,749
Rights purchased	42	35	65
Rights capitalized	957	619	639
Changes in fair value of MSRs
Due to fluctuations in market interest rates (a)	(249)	(619)	(255)
Due to revised assumptions or models (b)	(21)	33	6
Other changes in fair value (c)	(548)	(386)	(367)
Balance at end of period	$1,700	$1,519	$1,837

(a)	Includes changes in MSR value associated with changes in market interest rates, including estimated prepayment rates and anticipated earnings on escrow deposits.
(b)	Includes changes in MSR value not caused by changes in market interest rates, such as changes in cost to service, ancillary income, and discount rate, as well as the impact of any model changes.
(c)	Primarily represents changes due to realization of expected cash flows over time (decay).

Sensitivity to Changes in Interest Rates to Fair Value of MSR's Portfolio and Related Derivative Instruments

The estimated sensitivity to changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments as of December 31 follows:

	2012						2011
(Dollars in Millions)	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps
MSR portfolio	$(370)	$(217)	$(118)	$126	$249	$480	$(305)	$(183)	$(98)	$107	$223	$460
Derivative instrument hedges	473	249	124	(121)	(243)	(486)	378	204	104	(107)	(217)	(445)
Net sensitivity	$103	$32	$6	$5	$6	$(6)	$73	$21	$6	$—	$6	$15

MSRs and Related Characteristics by Portfolio

A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 follows:

	2012				2011
(Dollars in Millions)	MRBP	Government	Conventional (b)	Total	MRBP	Government	Conventional (b)	Total
Servicing portfolio	$14,143	$39,048	$162,446	$215,637	$13,357	$32,567	$145,158	$191,082
Fair value	$154	$314	$1,232	$1,700	$155	$290	$1,074	$1,519
Value (bps) (a)	109	80	76	79	116	89	74	79
Weighted-average servicing fees (bps)	40	33	30	31	40	36	29	31
Multiple (value/servicing fees)	2.73	2.42	2.53	2.55	2.90	2.47	2.55	2.55
Weighted-average note rate	5.13%	4.57%	4.48%	4.54%	5.50%	5.08%	4.97%	5.03%
Weighted-average age (in years)	4.2	2.4	2.5	2.6	4.2	2.5	2.8	2.8
Weighted-average expected prepayment (constant prepayment rate)	13.2%	21.2%	20.4%	20.1%	12.9%	21.1%	22.1%	21.3%
Weighted-average expected life (in years)	6.1	4.2	4.1	4.2	6.4	4.0	3.8	4.0
Weighted-average discount rate	12.1%	11.4%	10.0%	10.4%	12.1%	11.3%	10.0%	10.4%

(a)	Value is calculated as fair value divided by the servicing portfolio.
(b)	Represents loans sold primarily to GSEs.

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

Intangible assets consisted of the following:

	Estimated Life (a)	Amortization Method (b)		Balance
At December 31 (Dollars in Millions)				2012	2011
Goodwill			(c)	$9,143	$8,927
Merchant processing contracts	10 years/8 years	SL/AC		281	348
Core deposit benefits	22 years/5 years	SL/AC		176	232
Mortgage servicing rights			(c)	1,700	1,519
Trust relationships	14 years/6 years	SL/AC		149	166
Other identified intangibles	9 years/5 years	SL/AC		400	471
Total				$11,849	$11,663

(a)	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.
(b)	Amortization methods: SL = straight line method
AC = accelerated	methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate Amortization Expense

Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Merchant processing contracts	$74	$90	$102
Core deposit benefits	60	81	102
Trust relationships	39	35	49
Other identified intangibles	101	93	114
Total	$274	$299	$367

Estimated Amortization Expense	The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2013	$218
2014	171
2015	138
2016	111
2017	91

Changes in Carrying Value of Goodwill

The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2012, 2011 and 2010:

(Dollars in Millions)	Wholesale Banking and Commercial Real Estate	Consumer and Small Business Banking	Wealth Management and Securities Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2009	$1,605	$3,526	$1,515	$2,365	$–	$9,011
Goodwill acquired	–	9	5	–	–	14
Disposal	–	–	(57)	–	–	(57)
Other (a)	–	–	–	(14)	–	(14)
Balance at December 31, 2010	$1,605	$3,535	$1,463	$2,351	$–	$8,954
Other (a)	–	(21)	–	(6)	–	(27)
Balance at December 31, 2011	$1,605	$3,514	$1,463	$2,345	$–	$8,927
Goodwill acquired	–	–	65	143	–	208
Other (a)	–	–	–	8	–	8
Balance at December 31, 2012	$1,605	$3,514	$1,528	$2,496	$–	$9,143

(a)	Other changes in goodwill include a reclassification from goodwill to covered loans related to an FDIC-assisted acquisition for Consumer and Small Business Banking and the effect of foreign exchange translation for Payment Services.

Short-Term Borrowings (a) (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Short-term Borrowings

	2012		2011		2010
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate
At Year-End
Federal funds purchased	$950	.11%	$1,036	.11%	$776	.17%
Securities sold under agreements to repurchase	3,388	3.26	6,986	3.35	9,261	2.70
Commercial paper	16,202	.12	15,973	.12	15,885	.20
Other short-term borrowings	5,762	.29	6,473	.26	6,635	.59
Total	$26,302	.57%	$30,468	.89%	$32,557	.99%
Average for the Year
Federal funds purchased (b)	$1,338	15.32%	$968	22.61%	$2,180	10.09%
Securities sold under agreements to repurchase	4,942	3.52	7,483	3.22	9,211	2.75
Commercial paper	15,806	.14	15,204	.15	15,349	.20
Other short-term borrowings	6,463	.72	7,048	.77	6,979	.75
Total (b)	$28,549	1.57%	$30,703	1.75%	$33,719	1.65%
Maximum Month-End Balance
Federal funds purchased	$2,467		$1,172		$6,034
Securities sold under agreements to repurchase	5,922		9,071		9,261
Commercial paper	17,385		16,768		15,981
Other short-term borrowings	7,443		7,514		8,700

(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 35 percent.
(b)	Average federal funds purchased and total short-term borrowings rates include amounts paid by the Company to certain corporate card customers for paying outstanding noninterest-bearing corporate card balances within certain time frames per specific agreements. These activities reduce the Company’s short-term funding needs, and if they did not occur, the Company would use other funding alternatives, including the use of federal funds purchased. The amount of this compensation expense paid by the Company and included in federal funds purchased and total short-term borrowings rates for 2012, 2011 and 2010 was $203 million, $218 million and $216 million, respectively.

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Long-term Debt

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate (a)	Maturity Date	2012	2011
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	7.500%	2026	$199	$199
	Fixed	2.950%	2022	1,300	–
Convertible senior debentures (b)	Floating	–%	2035	–	10
	Floating	–%	2036	–	10
	Floating	–%	2037	–	21
Medium-term notes	Fixed	1.125% – 4.200%	2013 – 2022	10,600	10,530
	Floating	.694%	2012	–	500
Junior subordinated debentures	Fixed	3.442%	2016	500	500
Junior subordinated debentures held by unconsolidated trusts (b)	Fixed	6.300% – 6.625%	2039 – 2067	–	2,691
Capitalized lease obligations, mortgage indebtedness and other (c)				173	132
Subtotal				12,772	14,593
Subsidiaries
Subordinated notes	Fixed	6.300%	2014	963	963
	Fixed	4.950%	2014	1,000	1,000
	Fixed	4.800%	2015	500	500
	Fixed	4.375%	2017	–	1,169
	Fixed	3.778%	2020	500	500
	Floating	.620%	2014	373	414
Federal Home Loan Bank advances	Fixed	.500% – 8.250%	2013 – 2026	16	3,710
	Floating	.311% – .575%	2014 – 2022	4,579	4,332
Bank notes	Fixed	5.920%	2012	–	99
	Floating	.058% – .062%	2046 – 2048	143	1,146
Capitalized lease obligations, mortgage indebtedness and other (c)				4,670	3,527
Subtotal				12,744	17,360
Total				$25,516	$31,953

(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.55 percent, .36 percent and .06 percent, respectively.
(b)	All remaining outstanding balances were redeemed by the Company during 2012.
(c)	Other includes consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Maturities of Long-term Debt Outstanding

Maturities of long-term debt outstanding at December 31, 2012, were:

(Dollars in Millions)	Parent Company	Consolidated
2013	$2,849	$2,894
2014	1,499	4,133
2015	1,747	3,084
2016	1,948	4,007
2017	1,246	2,773
Thereafter	3,483	8,625
Total	$12,772	$25,516

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock was as follows:

	2012				2011
At December 31, (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series D	20,000	500	–	500	20,000	500	–	500
Series F	44,000	1,100	12	1,088	–	–	–	–
Series G	43,400	1,085	10	1,075	–	–	–	–
Total preferred stock (a)	159,910	$4,936	$167	$4,769	72,510	$2,751	$145	$2,606

(a)	The par value of all shares issued and outstanding at December 31, 2012 and 2011, was $1.00 per share.

Common Stock Repurchased	The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2012	59	$1,878
2011	22	550
2010	1	16

Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

	Transactions			Balances Net-of-Tax
(Dollars in Millions)	Pre-tax	Tax-effect	Net-of-tax
2012
Changes in unrealized gains and losses on securities available-for-sale (a)	$491	$(188)	$303	$679
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	12	(5)	7	–
Changes in unrealized gains on securities transferred from available-for-sale to held-to-maturity (a)	173	(66)	107	107
Changes in unrealized gains (losses) on derivative hedges	(74)	28	(46)	(404)
Foreign currency translation	14	(5)	9	(40)
Reclassification to earnings of realized gains and losses	376	(144)	232	–
Unrealized gains (losses) on retirement plans	(543)	208	(335)	(1,265)
Total	$449	$(172)	$277	$(923)
2011
Changes in unrealized gains and losses on securities available-for-sale	$920	$(351)	$569	$360
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(25)	10	(15)	–
Changes in unrealized gains (losses) on derivative hedges	(343)	130	(213)	(489)
Foreign currency translation	(16)	6	(10)	(49)
Reclassification to earnings of realized gains and losses	363	(138)	225	–
Unrealized gains (losses) on retirement plans	(464)	177	(287)	(1,022)
Total	$435	$(166)	$269	$(1,200)
2010
Changes in unrealized gains and losses on securities available-for-sale	$277	$(105)	$172	$(213)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(66)	25	(41)	–
Changes in unrealized gains (losses) on derivative hedges	(383)	148	(235)	(414)
Foreign currency translation	24	(10)	14	(39)
Reclassification to earnings of realized gains and losses	365	(139)	226	–
Unrealized gains (losses) on retirement plans	(197)	76	(121)	(803)
Total	$20	$(5)	$15	$(1,469)

(a)	Transactions reflect unrealized gains on securities transferred from available-for-sale to held-to-maturity at the date of transfer.

Components of Company's Regulatory Capital

The following table provides the components of the Company’s regulatory capital at December 31:

(Dollars in Millions)	2012	2011
Tier 1 Capital
Common shareholders’ equity	$34,229	$31,372
Qualifying preferred stock	4,769	2,606
Qualifying trust preferred securities	–	2,675
Noncontrolling interests, less preferred stock not eligible for Tier 1 capital	685	687
Less intangible assets
Goodwill (net of deferred tax liability)	(8,351)	(8,239)
Other disallowed intangible assets	(829)	(905)
Other (a)	700	977
Total Tier 1 Capital	31,203	29,173
Tier 2 Capital
Eligible portion of allowance for credit losses	3,609	3,412
Eligible subordinated debt	2,953	3,469
Other	15	13
Total Tier 2 Capital	6,577	6,894
Total Risk Based Capital	$37,780	$36,067
Risk-Weighted Assets	$287,611	$271,333

(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.

Regulatory Capital Ratios
At December 31 (Dollars in Millions)	2012	2011
U.S. Bancorp
Tier 1 capital	$31,203	$29,173
As a percent of risk-weighted assets	10.8%	10.8%
As a percent of adjusted quarterly average assets (leverage ratio)	9.2%	9.1%
Total risk-based capital	$37,780	$36,067
As a percent of risk-weighted assets	13.1%	13.3%
Bank Subsidiaries
U.S. Bank National Association
Tier 1 capital	10.6%	9.6%
Total risk-based capital	12.7	12.5
Leverage	9.0	8.1
U.S. Bank National Association ND
Tier 1 capital	15.8%	13.4%
Total risk-based capital	18.8	16.4
Leverage	14.7	12.9
Bank Regulatory Capital Requirements	Minimum	Well- Capitalized
Tier 1 capital	4.0%	6.0%
Total risk-based capital	8.0	10.0
Leverage	4.0	5.0

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Components of Earnings Per Share

The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2012	2011	2010
Net income attributable to U.S. Bancorp	$5,647	$4,872	$3,317
Preferred dividends	(238)	(129)	(89)
Equity portion of gain on ITS exchange transaction, net of tax (a)	–	–	118
Earnings allocated to participating stock awards	(26)	(22)	(14)
Net income applicable to U.S. Bancorp common shareholders	$5,383	$4,721	$3,332
Average common shares outstanding	1,887	1,914	1,912
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9	9	9
Average diluted common shares outstanding	1,896	1,923	1,921
Earnings per common share	$2.85	$2.47	$1.74
Diluted earnings per common share	$2.84	$2.46	$1.73

(a)	During 2010, the Company exchanged depositary shares representing an ownership interest in 5,746 shares of Series A Preferred Stock for approximately 46 percent of the outstanding ITS issued by USB Capital IX to third party investors, retired a pro-rata portion of the related junior subordinated debentures and cancelled a pro-rata portion of the related stock purchase contracts.

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss)

The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2012	2011	2012	2011
Change in Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$3,261	$2,929	$170	$181
Service cost	129	119	5	4
Interest cost	168	169	7	9
Plan participants’ contributions	–	–	10	13
Actuarial loss (gain)	681	177	(26)	(15)
Lump sum settlements	(33)	(28)	–	–
Benefit payments	(110)	(105)	(26)	(25)
Federal subsidy on benefits paid	–	–	2	3
Benefit obligation at end of measurement period (a)	$4,096	$3,261	$142	$170
Change in Fair Value of Plan Assets
Fair value at beginning of measurement period	$2,103	$2,305	$120	$131
Actual return on plan assets	305	(90)	–	–
Employer contributions	56	21	1	1
Plan participants’ contributions	–	–	10	13
Lump sum settlements	(33)	(28)	–	–
Benefit payments	(110)	(105)	(26)	(25)
Fair value at end of measurement period	$2,321	$2,103	$105	$120
Funded (Unfunded) Status	$(1,775)	$(1,158)	$(37)	$(50)
Components of the Consolidated Balance Sheet
Current benefit liability	$(23)	$(21)	$–	$–
Noncurrent benefit liability	(1,752)	(1,137)	(37)	(50)
Recognized amount	$(1,775)	$(1,158)	$(37)	$(50)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(2,152)	$(1,746)	$84	$67
Net prior service credit (cost)	21	25	–	–
Recognized amount	$(2,131)	$(1,721)	$84	$67

(a)	At December 31, 2012 and 2011, the accumulated benefit obligation for all pension plans was $3.8 billion and $3.0 billion, respectively.

Pension Plans with Benefit Obligations in Excess of Plan Assets

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2012	2011
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$4,096	$3,261
Fair value of plan assets	2,321	2,103
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	3,776	2,986
Fair value of plan assets	2,321	2,066

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2012	2011	2010	2012	2011	2010
Components of Net Periodic Benefit Cost
Service cost	$129	$119	$93	$5	$4	$7
Interest cost	168	169	155	7	9	11
Expected return on plan assets	(191)	(207)	(215)	(2)	(5)	(5)
Prior service cost (credit) and transition obligation (asset) amortization	(4)	(9)	(12)	–	–	–
Actuarial loss (gain) amortization	161	125	64	(7)	(6)	(5)
Net periodic benefit cost	$263	$197	$85	$3	$2	$8
Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(567)	$(474)	$(203)	$24	$10	$6
Net actuarial loss (gain) amortized during the year	161	125	64	(7)	(6)	(5)
Net prior service credit (cost) arising during the year	–	–	–	–	–	–
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(4)	(9)	(12)	–	–	–
Total recognized in other comprehensive income (loss)	$(410)	$(358)	$(151)	$17	$4	$1
Total recognized in net periodic benefit cost and other comprehensive income (loss) (a) (b)	$(673)	$(555)	$(236)	$14	$2	$(7)

(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 are $264 million and $(5) million, respectively.
(b)	The pretax estimated actuarial loss (gain) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 is $(11) million.

Weighted Average Assumptions to Determine Projected Benefit Obligations

The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2012	2011	2012	2011
Discount rate (a)	4.1%	5.1%	3.1%	4.3%
Rate of compensation increase (b)	4.1	4.1	*	*
Health care cost trend rate for the next year (c)
Prior to age 65			8.0%	8.0%
After age 65			8.0	12.0
Effect on accumulated postretirement benefit obligation
One percent increase			$5	$8
One percent decrease			(5)	(8)

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 15.9, 12.2 and 7.2 years, respectively, for 2012, and 14.8, 11.4 and 7.7 years, respectively, for 2011.
(b)	Determined on a liability weighted basis.
(c)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.0 percent by 2019 and remain at this level thereafter.
*	Not applicable

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2012	2011	2010	2012	2011	2010
Discount rate (a)	5.1%	5.7%	6.2%	4.3%	4.9%	5.6%
Expected return on plan assets (b)	8.0	8.3	8.5	2.3	3.5	3.5
Rate of compensation increase (c)	4.1	4.0	3.0	*	*	*
Health care cost trend rate (d)
Prior to age 65				8.0%	8.0%	8.0%
After age 65				12.0	14.0	14.0
Effect on total of service cost and interest cost
One percent increase				$–	$–	$–
One percent decrease				–	–	–

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.8, 11.4 and 7.7 years, respectively, for 2012, and 14.0, 11.0 and 7.7 years, respectively, for 2011.
(b)	With the help of an independent pension consultant, a range of potential expected rates of return, economic conditions historical performance relative to assumed rates of return and asset allocation, and peer group LTROR information are used in developing the plan assumptions for its expected long-term rates of return on plan assets. The Company determined its 2012 expected long-term rates of return reflecting current economic conditions and plan assets.
(c)	Determined on a liability weighted basis.
(d)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

Summary of Plan Investment Assets Measured at Fair Value

The following table summarizes the plan investment assets measured at fair value at December 31:

	Pension Plans						Postretirement Welfare Plan
	2012			2011			2012	2011
(Dollars in Millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 1
Cash and cash equivalents	$119	$–	$–	$23	$–	$–	$105	$120
Debt securities	151	114	7	63	36	7	–	–
Corporate stock
Domestic equity securities	275	–	–	232	–	–	–	–
Mid-small cap equity securities	173	–	–	159	–	–	–	–
International equity securities	285	–	–	250	–	–	–	–
Real estate equity securities	132	–	–	103	–	–	–	–
Collective investment funds
Domestic equity securities	–	400	–	–	509	–	–	–
Mid-small cap equity securities	–	59	–	–	53	–	–	–
Emerging markets equity securities	–	61	–	–	51	–	–	–
International equity securities	–	362	–	–	455	–	–	–
Mutual funds
Money market	–	7	–	–	6	–	–	–
Debt securities	–	129	–	–	127	–	–	–
Emerging markets equity securities	–	71	–	–	50	–	–	–
Other	–	(7)	3	–	(7)	6	–	–
Total (a)	$1,135	$1,196	$10	$830	$1,280	$13	$105	$120

(a)	Total investment assets of the pension plans exclude obligations to return cash collateral to qualified borrowers of $20 million at December 31, 2012 and 2011, under security lending arrangements.

Summarizes the Changes for all Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The following table summarizes the changes in fair value for all plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2012		2011		2010
(Dollars in Millions)	Debt Securities	Other	Debt Securities	Other	Debt Securities	Other
Balance at beginning of period	$7	$6	$8	$6	$7	$6
Unrealized gains (losses) relating to assets still held at end of year	1	(2)	—	(9)	3	—
Purchases, sales, and settlements, net	(1)	(1)	(1)	9	(2)	—
Balance at end of period	$7	$3	$7	$6	$8	$6

Expected Future Benefit Payments

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan (a)	Medicare Part D Subsidy Receipts
2013	$161	$16	$2
2014	166	16	2
2015	174	17	2
2016	184	17	2
2017	190	17	3
2018 — 2022	1,096	80	14

(a)	Net of expected retiree contributions and before Medicare Part D subsidy.

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Options Outstanding and Exercised Under Various Stock Options Plans

The following is a summary of stock options outstanding and exercised under various stock options plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
2012
Number outstanding at beginning of period	75,823,941	$27.60
Granted	4,180,492	28.65
Exercised	(15,681,323)	23.12
Cancelled (a)	(1,151,192)	24.90
Number outstanding at end of period (b)	63,171,918	$28.83	4.9	$196
Exercisable at end of period	50,671,654	$30.12	4.2	$92
2011
Number outstanding at beginning of period	85,622,705	$26.80
Granted	4,063,369	28.66
Exercised	(8,508,107)	19.49
Cancelled (a)	(5,354,026)	28.44
Number outstanding at end of period (b)	75,823,941	$27.60	5.2	$(42)
Exercisable at end of period	57,039,334	$29.14	4.4	$(120)
2010
Number outstanding at beginning of period	88,379,469	$26.49
Granted	5,417,631	23.98
Exercised	(5,769,586)	19.38
Cancelled (a)	(2,404,809)	27.03
Number outstanding at end of period (b)	85,622,705	$26.80	5.5	$15
Exercisable at end of period	57,542,065	$28.28	4.4	$(76)

(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Weighted Average Estimated Fair Value and Assumptions Utilized by Company for Newly Issued Grants

The following table includes the weighted average estimated fair value and assumptions utilized by the Company for newly issued grants:

Year Ended December 31	2012	2011	2010
Estimated fair value	$10.19	$10.55	$8.36
Risk-free interest rates	.9%	2.5%	2.5%
Dividend yield	2.6%	2.5%	3.0%
Stock volatility factor	.49	.47	.47
Expected life of options (in years)	5.5	5.5	5.5

Summary of Certain Stock Option Activity of Company

The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Fair value of options vested	$49	$54	$61
Intrinsic value of options exercised	143	61	35
Cash received from options exercised	362	165	112
Tax benefit realized from options exercised	75	23	13

Stock Options Outstanding Additional Information

Additional information regarding stock options outstanding as of December 31, 2012, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02 – $15.00	6,877,581	6.1	$11.39	3,922,950	$11.37
$15.01 – $20.00	186,439	3.7	19.35	171,651	19.47
$20.01 – $25.00	4,241,644	7.1	23.82	1,831,981	23.79
$25.01 – $30.00	17,691,503	5.4	29.05	10,591,999	29.36
$30.01 – $35.00	24,669,720	4.2	31.69	24,648,451	31.69
$35.01 – $36.25	9,505,031	4.0	36.06	9,504,622	36.06
	63,171,918	4.9	$28.83	50,671,654	$30.12

Summary of Status of Company's Restricted Shares of Stock and Unit Awards

A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2012		2011		2010
Year Ended December 31	Shares	Weighted- Average Grant-Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value	Shares	Weighted- Average Grant-Date Fair Value
Nonvested Shares
Outstanding at beginning of period	8,995,295	$22.46	8,811,027	$19.74	6,788,203	$16.68
Granted	3,085,077	28.70	3,136,086	28.20	4,398,660	24.05
Vested	(2,931,820)	20.97	(2,552,979)	20.15	(1,862,228)	18.71
Cancelled	(212,809)	25.01	(398,839)	22.20	(513,608)	20.00
Outstanding at end of period	8,935,743 (a)	$25.04	8,995,295	$22.46	8,811,027	$19.74

(a)	Includes maximum number of shares to be received by participants under awards that are based on the achievement of certain future performance criteria by the Company.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense

The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Federal
Current	$1,853	$907	$1,105
Deferred	45	689	(339)
Federal income tax	1,898	1,596	766
State
Current	334	186	200
Deferred	4	59	(31)
State income tax	338	245	169
Total income tax provision	$2,236	$1,841	$935

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 35 Percent to Company's Applicable Income Tax Expense

A reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Tax at statutory rate	$2,704	$2,320	$1,470
State income tax, at statutory rates, net of federal tax benefit	220	159	110
Tax effect of
Tax credits, net of related expenses	(479)	(458)	(462)
Tax-exempt income	(219)	(226)	(214)
Noncontrolling interests	55	29	18
Other items	(45)	17	13
Applicable income taxes	$2,236	$1,841	$935

Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances

A reconciliation of the changes in the federal, state and foreign unrecognized tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$479	$532	$440
Additions for tax positions taken in prior years	73	24	116
Additions for tax positions taken in the current year	5	2	30
Exam resolutions	(245)	(70)	–
Statute expirations	(10)	(9)	(54)
Balance at end of period	$302	$479	$532

Significant Components of Company's Net Deferred Tax Asset (Liability)

The significant components of the Company’s net deferred tax asset (liability) as of December 31 were:

(Dollars in Millions)	2012	2011
Deferred Tax Assets
Allowance for credit losses	1,756	$1,872
Pension and postretirement benefits	523	281
Accrued expenses	476	399
Stock compensation	183	203
Federal, state and foreign net operating loss carryforwards	60	26
Securities available-for-sale and financial instruments	–	85
Partnerships and other investment assets	395	571
Other deferred tax assets, net	180	96
Gross deferred tax assets	3,573	3,533
Deferred Tax Liabilities
Leasing activities	(2,792)	(3,048)
Goodwill and other intangible assets	(565)	(517)
Mortgage servicing rights	(490)	(522)
Securities available-for-sale and financial instruments	(232)	–
Loans	(168)	(175)
Fixed assets	(201)	(169)
Other deferred tax liabilities, net	(361)	(176)
Gross deferred tax liabilities	(4,809)	(4,607)
Valuation allowance	(84)	(51)
Net Deferred Tax Asset (Liability)	$(1,320)	$(1,125)

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Positions of Company

The following table provides information on the fair value of the Company’s derivative positions as of December 31:

	2012		2011
(Dollars in Millions)	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Total fair value of derivative positions	$1,806	$2,183	$1,913	$2,554
Netting (a)	(418)	(1,549)	(294)	(1,889)
Total	$1,388	$634	$1,619	$665

(a)	Represents netting of derivative asset and liability balances, and related collateral, with the same counterparty subject to master netting agreements. At December 31, 2012, the amount of collateral posted by counterparties, consisting primarily of cash and money market investments, that was netted against derivative assets was $84 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $1.2 billion, compared with $88 million and $1.7 billion, respectively, at December 31, 2011.

Asset and Liability Management Derivative Positions of Company

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2012
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$500	$30	3.09	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	32	–	9.88	4,528	718	3.79
Receive fixed/pay floating swaps	7,000	45	1.84	–	–	–
Net investment hedges
Foreign exchange forward contracts	758	1	.07	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	11,164	138	.07	2,921	13	.04
Sell	6,299	18	.11	12,223	57	.09
Options
Purchased	2,435	–	.07	–	–	–
Written	4,991	123	.12	4	–	.06
Receive fixed/pay floating swaps	350	1	10.21	3,775	14	10.21
Foreign exchange forward contracts	618	4	.03	1,383	6	.01
Equity contracts	31	–	2.80	27	–	2.46
Credit contracts	1,056	3	4.56	1,947	10	3.11
December 31, 2011
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	500	27	4.09	–	–	–
Foreign exchange cross-currency swaps	688	17	5.17	432	23	5.17
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	4,788	803	4.03
Receive fixed/pay floating swaps	750	–	2.75	6,250	6	2.86
Net investment hedges
Foreign exchange forward contracts	708	4	.08	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	14,270	150	.07	29	–	.12
Sell	231	1	.15	14,415	134	.11
Options
Purchased	1,250	–	.07	–	–	–
Written	4,421	80	.10	11	1	.13
Receive fixed/pay floating swaps	2,625	9	10.21	–	–	–
Foreign exchange forward contracts	307	1	.08	1,414	11	.08
Equity contracts	54	1	1.05	10	–	.64
Credit contracts	800	7	3.71	1,600	8	3.59

Customer-Related Derivative Positions of Company

The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2012
Interest rate contracts
Receive fixed/pay floating swaps	$16,671	$1,085	4.78	$1,090	$15	9.30
Pay fixed/receive floating swaps	928	14	11.12	16,923	1,042	4.74
Options
Purchased	3,046	16	5.24	28	–	4.42
Written	286	–	.75	2,788	16	5.68
Foreign exchange rate contracts
Forwards, spots and swaps (a)	12,186	322	.43	11,861	286	.44
Options
Purchased	323	6	.55	–	–	–
Written	–	–	–	323	6	.55
December 31, 2011
Interest rate contracts
Receive fixed/pay floating swaps	16,230	1,216	4.98	523	1	2.52
Pay fixed/receive floating swaps	99	–	1.81	16,206	1,182	5.10
Options
Purchased	2,660	26	6.11	–	–	–
Written	–	–	–	2,660	26	6.11
Foreign exchange rate contracts
Forwards, spots and swaps (a)	7,936	369	.54	7,731	354	.54
Options
Purchased	127	5	.41	–	–	–
Written	–	–	–	127	5	.41

(a)	Reflects the net of long and short positions.

Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2012	2011	2010	2012	2011	2010
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts (a)	$(46)	$(213)	$(235)	$(131)	$(138)	$(148)
Net investment hedges
Foreign exchange forward contracts	(19)	34	(25)	–	–	–
Non-derivative debt instruments	20	–	–	–	–	–

Note:	Ineffectiveness on cash flow and net investment hedges was not material for the years ended December 31, 2012, 2011 and 2010.
(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income on loans and interest expense on long-term debt.

Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions

The table below shows the gains (losses) recognized in earnings for fair value hedges, other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2012	2011	2010
Asset and Liability Management Positions
Fair value hedges (a)
Interest rate contracts	Other noninterest income	$3	$(36)	$(31)
Foreign exchange cross-currency swaps	Other noninterest income	42	(69)	(193)
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	437	23	831
Purchased and written options	Mortgage banking revenue	854	456	425
Receive fixed/pay floating swaps	Mortgage banking revenue	175	518	–
Pay fixed/receive floating swaps	Mortgage banking revenue	–	1	–
Foreign exchange forward contracts	Commercial products revenue	(63)	(81)	(16)
Equity contracts	Compensation expense	2	1	1
Credit contracts	Other noninterest income/expense	(8)	–	(6)
Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	(118)	302	201
Pay fixed/receive floating swaps	Other noninterest income	124	(317)	(196)
Purchased and written options	Other noninterest income	–	–	1
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	50	53	49
Purchased and written options	Commercial products revenue	–	–	1

(a)	Gains (Losses) on items hedged by interest rate contracts and foreign exchange forward contracts, included in noninterest income (expense), were $(3) million and $(44) million for the year ended December 31, 2012, respectively, $29 million and $72 million for the year ended December 31, 2011, respectively, and $35 million and $193 million for the year ended December 31, 2010, respectively. The ineffective portion was immaterial for the years ended December 31, 2012, 2011 and 2010.

Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Valuation Assumption Ranges for Level 3 Available-for-Sale Investment Securities

The following table shows the significant valuation assumption ranges for Level 3 available-for-sale investment securities at December 31, 2012:

	Minimum	Maximum	Average
Residential Prime Non-Agency Mortgage-Backed Securities (a)
Estimated lifetime prepayment rates	5%	22%	13%
Lifetime probability of default rates	–	6	3
Lifetime loss severity rates	25	70	43
Discount margin	2	6	4
Residential Non-Prime Non-Agency Mortgage-Backed Securities (b)
Estimated lifetime prepayment rates	2%	10%	6%
Lifetime probability of default rates	3	10	7
Lifetime loss severity rates	15	70	54
Discount margin	2	7	5
Other Asset-Backed Securities
Estimated lifetime prepayment rates	6%	6%	6%
Lifetime probability of default rates	4	4	4
Lifetime loss severity rates	40	40	40
Discount margin	18	18	18

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.

Valuation Assumption Ranges for MSRs	The following table shows the significant valuation assumption ranges for MSRs at December 31, 2012:

	Minimum	Maximum	Average
Expected prepayment	13%	28%	20%
Discount rate	10	14	10

Valuation Assumption Ranges for Derivative Commitments

The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to sell, purchase and originate mortgage loans at December 31, 2012:

	Minimum	Maximum	Average
Expected loan close rate	17%	100%	79%
Inherent MSR value (basis points per loan)	54	192	109

Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2012
Available-for-sale securities
U.S. Treasury and agencies	$491	$735	$–	$–	$1,226
Mortgage-backed securities
Residential
Agency	–	29,495	–	–	29,495
Non-agency
Prime (a)	–	–	624	–	624
Non-prime (b)	–	–	355	–	355
Commercial
Agency	–	193	–	–	193
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	42	–	–	42
Other	–	577	15	–	592
Obligations of state and political subdivisions	–	6,455	–	–	6,455
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	722	9	–	731
Perpetual preferred securities	–	218	–	–	218
Other investments	187	15	–	–	202
Total available-for-sale	678	38,458	1,003	–	40,139
Mortgage loans held for sale	–	7,957	–	–	7,957
Mortgage servicing rights	–	–	1,700	–	1,700
Derivative assets	–	572	1,234	(418)	1,388
Other assets	94	386	–	–	480
Total	$772	$47,373	$3,937	$(418)	$51,664
Derivative liabilities	$–	$2,128	$55	$(1,549)	$634
Short-term borrowings (c)	50	351	–	–	401
Total	$50	$2,479	$55	$(1,549)	$1,035
December 31, 2011
Available-for-sale securities
U.S. Treasury and agencies	$562	$495	$–	$–	$1,057
Mortgage-backed securities
Residential
Agency	–	40,314	–	–	40,314
Non-agency
Prime (a)	–	–	803	–	803
Non-prime (b)	–	–	802	–	802
Commercial
Agency	–	140	–	–	140
Non-agency	–	–	42	–	42
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	86	120	–	206
Other	–	564	117	–	681
Obligations of state and political subdivisions	–	6,539	–	–	6,539
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	818	9	–	827
Perpetual preferred securities	–	318	–	–	318
Other investments	193	9	–	–	202
Total available-for-sale	755	49,289	1,893	–	51,937
Mortgage loans held for sale	–	6,925	–	–	6,925
Mortgage servicing rights	–	–	1,519	–	1,519
Derivative assets	–	632	1,281	(294)	1,619
Other assets	146	467	–	–	613
Total	$901	$57,313	$4,693	$(294)	$62,613
Derivative liabilities	$–	$2,501	$53	$(1,889)	$665
Short-term borrowings (c)	75	538	–	–	613
Total	$75	$3,039	$53	$(1,889)	$1,278

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)	Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period
2012
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime (a)	$803	$(10)		$91	$–	$(109)	$(151)	$–		$–	$624	$65
Non-prime (b)	802	(24)		228	–	(562)	(89)	–		–	355	80
Commercial non-agency	42	1		–	–	(38)	(5)	–		–	–	–
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	120	13		(8)	–	(104)	(21)	–		–	–	–
Other	117	7		–	3	(93)	(19)	–		–	15	2
Corporate debt securities	9	–		–	–	–	–	–		–	9	–
Total available-for-sale	1,893	(13	) (c)	311 (f)	3	(906)	(285)	–		–	1,003	147
Mortgage servicing rights	1,519	(818	) (d)	–	42	–	–	957	(g)	–	1,700	(818	) (d)
Net derivative assets and liabilities	1,228	2,398	(e)	–	3	(5)	–	–		(2,445)	1,179	(2,068	) (h)
2011
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime (a)	$1,103	$6		$4	$–	$(115)	$(195)	$–		$–	$803	$(4)
Non-prime (b)	947	(7)		1	–	(13)	(126)	–		–	802	1
Commercial non-agency	50	3		(3)	–	(4)	(4)	–		–	42	(2)
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	135	13		5	–	–	(33)	–		–	120	5
Other	133	10		(7)	5	–	(24)	–		–	117	(7)
Corporate debt securities	9	–		–	–	–	–	–		–	9	–
Total available-for-sale	2,377	25	(i)	– (f)	5	(132)	(382)	–		–	1,893	(7)
Mortgage servicing rights	1,837	(972	) (d)	–	35	–	–	619	(g)	–	1,519	(972	) (d)
Net derivative assets and liabilities	851	1,550	(j)	–	1	(8)	–	–		(1,166)	1,228	(383	) (k)

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Approximately $(47) million included in securities gains (losses) and $34 million included in interest income.
(d)	Included in mortgage banking revenue.
(e)	Approximately $359 million included in other noninterest income and $2.0 billion included in mortgage banking revenue.
(f)	Included in changes in unrealized gains and losses on securities available-for-sale.
(g)	Represents MSRs capitalized during the period.
(h)	Approximately $109 million included in other noninterest income and $2.0 billion included in mortgage banking revenue.
(i)	Approximately $(31) million included in securities gains (losses) and $56 million included in interest income.
(j)	Approximately $716 million included in other noninterest income and $834 million included in mortgage banking revenue.
(k)	Approximately $262 million included in other noninterest income and $(645) million included in mortgage banking revenue.

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Comprehensive Income (Loss)		Net Total Purchases, Sales Principal Payments, Issuances and Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime (a)	$1,429	$2		$82		$(410)	$1,103	$76
Non-prime (b)	968	(47)		146		(120)	947	145
Commercial non-agency	13	2		3		32	50	3
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	98	7		–		30	135	4
Other	357	2		11		(237)	133	12
Corporate debt securities	10	(1)		–		–	9	–
Other investments	231	5		10		(246)	–	–
Total available-for-sale	3,106	(30	) (c)	252	(f)	(951)	2,377	240
Mortgage servicing rights	1,749	(616	) (d)	–		704	1,837	(616	) (d)
Net derivative assets and liabilities	815	1,427	(e)	–		(1,391)	851	(318	) (g)

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Approximately $(91) million included in securities gains (losses) and $61 million included in interest income.
(d)	Included in mortgage banking revenue.
(e)	Approximately $632 million included in other noninterest income and $795 million included in mortgage banking revenue.
(f)	Included in changes in unrealized gains and losses on securities available-for-sale.
(g)	Approximately $483 million included in other noninterest income and $(801) million included in mortgage banking revenue.

Adjusted Carrying Values for Assets Measured at Fair Value on Nonrecurring Basis

The following table summarizes the adjusted carrying values and the level of valuation assumptions for assets measured at fair value on a nonrecurring basis as of December 31:

	2012				2011
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans (a)	$–	$–	$140	$140	$–	$–	$168	$168
Other assets (b)	–	–	194	194	–	–	310	310

(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios

The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2012	2011	2010
Loans (a)	$68	$177	$363
Other assets (b)	160	316	309

(a)	Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.
(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Differences Between Aggregate Fair Value, Carrying Amount of MLHFS and Aggregate Unpaid Principal Amount

The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity as of December 31:

	2012			2011
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$7,957	$7,588	$369	$6,925	$6,635	$290
Nonaccrual loans	8	13	(5)	10	15	(5)
Loans 90 days or more past due	2	3	(1)	3	4	(1)

Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2012					2011
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Cash and due from banks	$8,252	$8,252	$–	$–	$8,252	$13,962	$13,962
Federal funds sold and securities purchased under resale agreements	437	–	437	–	437	64	64
Investment securities held-to-maturity	34,389	2,984	31,845	123	34,952	18,877	19,216
Mortgages held for sale (a)	–	–	–	–	–	3	3
Other loans held for sale	19	–	–	19	19	228	228
Loans	218,905	–	–	220,494	220,494	205,082	206,646
Other financial instruments	7,367	–	1,228	6,157	7,385	6,095	6,140
Financial Liabilities
Deposits	249,183	–	249,594	–	249,594	230,885	231,184
Short-term borrowings (b)	25,901	–	25,917	–	25,917	29,855	29,835
Long-term debt	25,516	–	26,205	–	26,205	31,953	32,664

(a)	Balance excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
(b)	Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Contract or Notional Amounts of Unfunded Commitments to Extend Credit

The contract or notional amounts of unfunded commitments to extend credit at December 31, 2012, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate	$23,486	$73,183	$96,669
Corporate and purchasing cards (a)	19,737	—	19,737
Residential mortgages	224	8	232
Retail credit cards (a)	65,207	408	65,615
Other retail	9,947	16,628	26,575
Covered	59	828	887

(a)	Primarily cancelable at the Company’s discretion.

Summary of Lease Commitments

Future minimum payments, net of sublease rentals, under capitalized leases and noncancelable operating leases with initial or remaining terms of one year or more, consisted of the following at December 31, 2012:

(Dollars in Millions)	Capitalized Leases	Operating Leases
2013	$10	$232
2014	9	208
2015	7	173
2016	7	139
2017	5	114
Thereafter	25	432
Total minimum lease payments	63	$1,298
Less amount representing interest	24
Present value of net minimum lease payments	$39

Summary of Other Guarantees and Contingent Liabilities

The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2012:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$—	$83	$18,481
Third-party borrowing arrangements	—	—	303
Securities lending indemnifications	5,748	—	5,634
Asset sales	—	324	2,797
Merchant processing	623	82	77,804
Contingent consideration arrangements	—	12	14
Tender option bond program guarantee	5,337	—	5,027
Minimum revenue guarantees	—	15	17
Other	—	19	3,466

Summary of Contract or Notional Amounts of Letters of Credit

The contract or notional amount of letters of credit at December 31, 2012, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$7,958	$10,523	$18,481
Commercial	273	43	316

Company's Representation and Warranty Reserve

The following table is a rollforward of the Company’s representation and warranty reserve:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$160	$180	$72
Net realized losses	(120)	(137)	(93)
Additions to reserve	200	117	201
Balance at end of period	$240	$160	$180

U.S. Bancorp (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Statement of Financial Position of Parent Company Only

Condensed Balance Sheet

At December 31 (Dollars in Millions)	2012	2011
Assets
Due from banks, principally interest-bearing	$3,630	$4,728
Available-for-sale securities	425	1,166
Investments in bank subsidiaries	38,007	33,179
Investments in nonbank subsidiaries	1,445	1,321
Advances to bank subsidiaries	6,173	6,094
Advances to nonbank subsidiaries	1,404	1,190
Other assets	1,550	1,481
Total assets	$52,634	$49,159
Liabilities and Shareholders’ Equity
Short-term funds borrowed	$134	$29
Long-term debt	12,772	14,593
Other liabilities	730	559
Shareholders’ equity	38,998	33,978
Total liabilities and shareholders’ equity	$52,634	$49,159

Condensed Income Statement of Parent Company Only

Condensed Statement of Income

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Income
Dividends from bank subsidiaries	$250	$1,500	$–
Dividends from nonbank subsidiaries	4	7	3
Interest from subsidiaries	96	101	109
Other income	149	134	105
Total income	499	1,742	217
Expense
Interest on short-term funds borrowed	1	1	1
Interest on long-term debt	392	424	366
Other expense	122	79	80
Total expense	515	504	447
Income before income taxes and equity in undistributed income of subsidiaries	(16)	1,238	(230)
Applicable income taxes	(85)	(83)	(70)
Income of parent company	69	1,321	(160)
Equity in undistributed income of subsidiaries	5,578	3,551	3,477
Net income attributable to U.S. Bancorp	$5,647	$4,872	$3,317

Condensed Statement of Cash Flows of Parent Company Only

Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Operating Activities
Net income attributable to U.S. Bancorp	$5,647	$4,872	$3,317
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(5,578)	(3,551)	(3,477)
Other, net	(35)	12	130
Net cash provided by (used in) operating activities	34	1,333	(30)
Investing Activities
Proceeds from sales and maturities of investment securities	979	297	298
Purchases of investment securities	(35)	(36)	(63)
Investments in subsidiaries	–	–	(1,750)
Equity distributions from subsidiaries	845	77	58
Net (increase) decrease in short-term advances to subsidiaries	207	(4,613)	(253)
Long-term advances to subsidiaries	(500)	–	(300)
Principal collected on long-term advances to subsidiaries	–	–	300
Other, net	(22)	(3)	33
Net cash provided by (used in) investing activities	1,474	(4,278)	(1,677)
Financing Activities
Net increase (decrease) in short-term borrowings	105	(31)	(782)
Proceeds from issuance of long-term debt	3,550	2,426	4,250
Principal payments or redemption of long-term debt	(5,412)	(851)	(5,250)
Fees paid on exchange of income trust securities for perpetual preferred stock	–	–	(4)
Proceeds from issuance of preferred stock	2,163	676	–
Proceeds from issuance of common stock	395	180	119
Repurchase of common stock	(1,856)	(514)	–
Cash dividends paid on preferred stock	(204)	(118)	(89)
Cash dividends paid on common stock	(1,347)	(817)	(383)
Net cash provided by (used in) financing activities	(2,606)	951	(2,139)
Change in cash and due from banks	(1,098)	(1,994)	(3,846)
Cash and due from banks at beginning of year	4,728	6,722	10,568
Cash and due from banks at end of year	$3,630	$4,728	$6,722

Loans and Allowance for Credit losses - Commercial Loans by Industry Group and Geography Excluding Covered Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Commercial	$ 66,223	$ 56,648
Percentage of allocation for loans and leases receivable commercial	100.00%	100.00%
Manufacturing [Member]
Loans Receivable [Line Items]
Commercial	9,518	8,085
Percentage of allocation for loans and leases receivable commercial	14.40%	14.30%
Finance and Insurance [Member]
Loans Receivable [Line Items]
Commercial	6,579	5,749
Percentage of allocation for loans and leases receivable commercial	9.90%	10.10%
Wholesale Trade [Member]
Loans Receivable [Line Items]
Commercial	6,297	5,485
Percentage of allocation for loans and leases receivable commercial	9.50%	9.70%
Real Estate Rental and Leasing [Member]
Loans Receivable [Line Items]
Commercial	5,855	4,229
Percentage of allocation for loans and leases receivable commercial	8.80%	7.50%
Retail Trade [Member]
Loans Receivable [Line Items]
Commercial	4,735	3,683
Percentage of allocation for loans and leases receivable commercial	7.20%	6.50%
Health care and social assistance [Member]
Loans Receivable [Line Items]
Commercial	4,733	3,850
Percentage of allocation for loans and leases receivable commercial	7.10%	6.80%
Public Administration [Member]
Loans Receivable [Line Items]
Commercial	4,709	3,695
Percentage of allocation for loans and leases receivable commercial	7.10%	6.50%
Transport and Storage [Member]
Loans Receivable [Line Items]
Commercial	2,549	2,409
Percentage of allocation for loans and leases receivable commercial	3.90%	4.30%
Information [Member]
Loans Receivable [Line Items]
Commercial	2,203	2,115
Percentage of allocation for loans and leases receivable commercial	3.30%	3.70%
Professional Scientific and Technical Services [Member]
Loans Receivable [Line Items]
Commercial	2,185	1,932
Percentage of allocation for loans and leases receivable commercial	3.30%	3.40%
Arts Entertainment and Recreation [Member]
Loans Receivable [Line Items]
Commercial	2,124	2,046
Percentage of allocation for loans and leases receivable commercial	3.20%	3.60%
Mining [Member]
Loans Receivable [Line Items]
Commercial	2,122	1,987
Percentage of allocation for loans and leases receivable commercial	3.20%	3.50%
Educational Services [Member]
Loans Receivable [Line Items]
Commercial	1,964	1,422
Percentage of allocation for loans and leases receivable commercial	3.00%	2.50%
Other Services [Member]
Loans Receivable [Line Items]
Commercial	1,670	1,760
Percentage of allocation for loans and leases receivable commercial	2.50%	3.10%
Agriculture Forestry Fishing and Hunting [Member]
Loans Receivable [Line Items]
Commercial	1,553	1,429
Percentage of allocation for loans and leases receivable commercial	2.40%	2.50%
Utilities [Member]
Loans Receivable [Line Items]
Commercial	1,390	1,272
Percentage of allocation for loans and leases receivable commercial	2.10%	2.30%
Other [Member]
Loans Receivable [Line Items]
Commercial	6,037	5,500
Percentage of allocation for loans and leases receivable commercial	9.10%	9.70%
California [Member]
Loans Receivable [Line Items]
Commercial	8,081	6,664
Percentage of allocation for loans and leases receivable commercial	12.20%	11.80%
Colorado [Member]
Loans Receivable [Line Items]
Commercial	2,722	2,292
Percentage of allocation for loans and leases receivable commercial	4.10%	4.00%
Illinois [Member]
Loans Receivable [Line Items]
Commercial	3,544	3,110
Percentage of allocation for loans and leases receivable commercial	5.30%	5.50%
Minnesota [Member]
Loans Receivable [Line Items]
Commercial	4,720	3,968
Percentage of allocation for loans and leases receivable commercial	7.10%	7.00%
Missouri [Member]
Loans Receivable [Line Items]
Commercial	2,922	2,499
Percentage of allocation for loans and leases receivable commercial	4.40%	4.40%
Ohio [Member]
Loans Receivable [Line Items]
Commercial	3,240	3,050
Percentage of allocation for loans and leases receivable commercial	4.90%	5.40%
Oregon [Member]
Loans Receivable [Line Items]
Commercial	1,792	1,514
Percentage of allocation for loans and leases receivable commercial	2.70%	2.70%
Washington [Member]
Loans Receivable [Line Items]
Commercial	2,626	2,568
Percentage of allocation for loans and leases receivable commercial	4.00%	4.50%
Wisconsin [Member]
Loans Receivable [Line Items]
Commercial	2,727	2,357
Percentage of allocation for loans and leases receivable commercial	4.10%	4.20%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans Receivable [Line Items]
Commercial	4,244	3,586
Percentage of allocation for loans and leases receivable commercial	6.40%	6.30%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans Receivable [Line Items]
Commercial	3,545	3,246
Percentage of allocation for loans and leases receivable commercial	5.40%	5.70%
Idaho, Montana, Wyoming [Member]
Loans Receivable [Line Items]
Commercial	1,096	1,113
Percentage of allocation for loans and leases receivable commercial	1.70%	2.00%
Arizona, Nevada, New Mexico, Utah [Member]
Loans Receivable [Line Items]
Commercial	2,435	2,351
Percentage of allocation for loans and leases receivable commercial	3.70%	4.10%
Total Banking Region [Member]
Loans Receivable [Line Items]
Commercial	43,694	38,318
Percentage of allocation for loans and leases receivable commercial	66.00%	67.60%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans Receivable [Line Items]
Commercial	11,082	9,204
Percentage of allocation for loans and leases receivable commercial	16.70%	16.30%
All Other States [Member]
Loans Receivable [Line Items]
Commercial	11,447	9,126
Percentage of allocation for loans and leases receivable commercial	17.30%	16.10%
Outside the Company's banking region [Member]
Loans Receivable [Line Items]
Commercial	$ 22,529	$ 18,330
Percentage of allocation for loans and leases receivable commercial	34.00%	32.40%

Loans and Allowance for Credit Losses - Commercial Real Estate Loans by Property Type and Geography Excluding Covered Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real Estate Activity [Line Items]
Commercial real estate	$ 36,953	$ 35,851
Percentage of allocation for loans receivable commercial real estate	100.00%	100.00%
Business owner occupied [Member]
Real Estate Activity [Line Items]
Commercial real estate	11,405	11,756
Percentage of allocation for loans receivable commercial real estate	30.90%	32.80%
Industrial Commercial property [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,586	1,561
Percentage of allocation for loans receivable commercial real estate	4.30%	4.40%
Office Commercial property [Member]
Real Estate Activity [Line Items]
Commercial real estate	4,833	4,590
Percentage of allocation for loans receivable commercial real estate	13.10%	12.80%
Retail Commercial property [Member]
Real Estate Activity [Line Items]
Commercial real estate	4,537	4,402
Percentage of allocation for loans receivable commercial real estate	12.30%	12.30%
Other Commercial property [Member]
Real Estate Activity [Line Items]
Commercial real estate	3,735	3,632
Percentage of allocation for loans receivable commercial real estate	10.10%	10.10%
Homebuilders Condominiums [Member]
Real Estate Activity [Line Items]
Commercial real estate	146	283
Percentage of allocation for loans receivable commercial real estate	0.40%	0.80%
Homebuilders Other residential [Member]
Real Estate Activity [Line Items]
Commercial real estate	996	988
Percentage of allocation for loans receivable commercial real estate	2.70%	2.80%
Multi-family [Member]
Real Estate Activity [Line Items]
Commercial real estate	6,857	6,293
Percentage of allocation for loans receivable commercial real estate	18.50%	17.50%
Hotel/motel [Member]
Real Estate Activity [Line Items]
Commercial real estate	2,569	2,041
Percentage of allocation for loans receivable commercial real estate	6.90%	5.70%
Health care facilities [Member]
Real Estate Activity [Line Items]
Commercial real estate	289	305
Percentage of allocation for loans receivable commercial real estate	0.80%	0.80%
California [Member]
Real Estate Activity [Line Items]
Commercial real estate	8,039	7,634
Percentage of allocation for loans receivable commercial real estate	21.80%	21.30%
Colorado [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,644	1,569
Percentage of allocation for loans receivable commercial real estate	4.50%	4.40%
Illinois [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,555	1,411
Percentage of allocation for loans receivable commercial real estate	4.20%	3.90%
Minnesota [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,958	1,891
Percentage of allocation for loans receivable commercial real estate	5.30%	5.30%
Missouri [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,560	1,599
Percentage of allocation for loans receivable commercial real estate	4.20%	4.40%
Ohio [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,512	1,436
Percentage of allocation for loans receivable commercial real estate	4.10%	4.00%
Oregon [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,921	1,961
Percentage of allocation for loans receivable commercial real estate	5.20%	5.50%
Washington [Member]
Real Estate Activity [Line Items]
Commercial real estate	3,586	3,540
Percentage of allocation for loans receivable commercial real estate	9.70%	9.90%
Wisconsin [Member]
Real Estate Activity [Line Items]
Commercial real estate	2,011	1,892
Percentage of allocation for loans receivable commercial real estate	5.40%	5.30%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Real Estate Activity [Line Items]
Commercial real estate	2,349	2,295
Percentage of allocation for loans receivable commercial real estate	6.40%	6.40%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,886	1,736
Percentage of allocation for loans receivable commercial real estate	5.10%	4.80%
Idaho, Montana, Wyoming [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,156	1,183
Percentage of allocation for loans receivable commercial real estate	3.10%	3.30%
Arizona, Nevada, New Mexico, Utah [Member]
Real Estate Activity [Line Items]
Commercial real estate	2,958	3,189
Percentage of allocation for loans receivable commercial real estate	8.00%	8.90%
Total Banking Region [Member]
Real Estate Activity [Line Items]
Commercial real estate	32,135	31,336
Percentage of allocation for loans receivable commercial real estate	87.00%	87.40%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Real Estate Activity [Line Items]
Commercial real estate	2,405	2,470
Percentage of allocation for loans receivable commercial real estate	6.50%	6.90%
All Other States [Member]
Real Estate Activity [Line Items]
Commercial real estate	2,413	2,045
Percentage of allocation for loans receivable commercial real estate	6.50%	5.70%
Outside the Company's banking region [Member]
Real Estate Activity [Line Items]
Commercial real estate	$ 4,818	$ 4,515
Percentage of allocation for loans receivable commercial real estate	13.00%	12.60%

Investment Securities - Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011
Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost	$ 39,040
Available-for-sale securities, total, fair value	40,139
Available-for-sale securities, total, weighted average maturity in years	4.1
Available-for-sale securities, total, weighted average yield	2.93%
Held-to-maturity securities, total, amortized cost	34,389	18,877
Held-to-maturity securities, Fair Value	34,952	19,216
Held-to-maturity securities, total, fair value	34,952	19,216
Held-to-maturity securities, total, weighted average maturity in years	3.3
Held-to-maturity securities, total, weighted average yield	1.94%
Total investment securities amortized cost	73,429	70,233
Total investment securities, percentage	100.00%	100.00%
U.S. Treasury and Agencies [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	960
Available-for-sale, securities maturing after one through five year, amortized cost	95
Available-for-sale, securities maturing after five through ten year, amortized cost	155
Available-for-sale, securities maturing after ten years, amortized cost	1
Available-for-sale securities, total, amortized cost	1,211
Available-for-sale, securities maturing within one year, fair value	961
Available-for-sale, securities maturing after one through five year, fair value	98
Available-for-sale, securities maturing after five through ten year, fair value	165
Available-for-sale, securities maturing after ten years, fair value	2
Available-for-sale securities, total, fair value	1,226
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.8
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	1.9
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	7.4
Available-for-sale securities, maturing after ten years, weighted average maturity in years	14.7
Available-for-sale securities, total, weighted average maturity in years	1.8
Available-for-sale securities, maturing in one year or less, weighted average yield	1.42%
Available for sale securities, maturing after one year through five years weighted average yield	1.61%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	3.11%
Available-for-sale securities, maturing after ten years, weighted average yield	4.15%
Available-for-sale securities, total, weighted average yield	1.65%
Held-to-maturity securities, maturities within one year, amortized cost	501
Held-to-maturity securities, maturities after one year through five years, amortized cost	1,995
Held-to-maturity securities, maturities after five years through ten years, amortized cost	598
Held-to-maturity securities, maturities after ten years, amortized cost	60
Held-to-maturity securities, total, amortized cost	3,154
Held-to-maturity securities, maturities within one year, fair value	503
Held to maturity securities, maturities after one year through five years, fair value	2,015
Held-to-maturity securities, maturities after five year through ten years, fair value	603
Held-to-maturity securities, maturities after ten years, fair value	60
Held-to-maturity securities, Fair Value	3,181
Held-to-maturity securities, maturing in one year or less, weighted average maturity years	0.7
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	1.3
Held to maturity securities, maturing after five year through ten years, weighted average maturity in years	9.5
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	12.2
Held-to-maturity securities, total, weighted average maturity in years	3
Held-to-maturity securities, maturing in one year or less, weighted average yield	0.90%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.01%
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	1.78%
Held-to-maturity securities, maturing after ten years, weighted average yield	1.86%
Held-to-maturity securities, total, weighted average yield	1.16%
Total investment securities amortized cost	4,365	3,605
Total investment securities, percentage	5.90%	5.10%
Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	2,749
Available-for-sale, securities maturing after one through five year, amortized cost	22,736
Available-for-sale, securities maturing after five through ten year, amortized cost	4,177
Available-for-sale, securities maturing after ten years, amortized cost	290
Available-for-sale securities, total, amortized cost	29,952
Available-for-sale, securities maturing within one year, fair value	2,762
Available-for-sale, securities maturing after one through five year, fair value	23,409
Available-for-sale, securities maturing after five through ten year, fair value	4,200
Available-for-sale, securities maturing after ten years, fair value	296
Available-for-sale securities, total, fair value	30,667
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.6
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3.2
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	6
Available-for-sale securities, maturing after ten years, weighted average maturity in years	12.7
Available-for-sale securities, total, weighted average maturity in years	3.5
Available-for-sale securities, maturing in one year or less, weighted average yield	1.64%
Available for sale securities, maturing after one year through five years weighted average yield	2.35%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	1.96%
Available-for-sale securities, maturing after ten years, weighted average yield	1.78%
Available-for-sale securities, total, weighted average yield	2.23%
Held-to-maturity securities, maturities within one year, amortized cost	296
Held-to-maturity securities, maturities after one year through five years, amortized cost	29,419
Held-to-maturity securities, maturities after five years through ten years, amortized cost	1,294
Held-to-maturity securities, maturities after ten years, amortized cost	58
Held-to-maturity securities, total, amortized cost	31,067
Held-to-maturity securities, maturities within one year, fair value	297
Held to maturity securities, maturities after one year through five years, fair value	29,942
Held-to-maturity securities, maturities after five year through ten years, fair value	1,309
Held-to-maturity securities, maturities after ten years, fair value	58
Held-to-maturity securities, Fair Value	31,606
Held-to-maturity securities, maturing in one year or less, weighted average maturity years	0.6
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.2
Held to maturity securities, maturing after five year through ten years, weighted average maturity in years	6.4
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	10.3
Held-to-maturity securities, total, weighted average maturity in years	3.3
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.53%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	2.05%
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	1.49%
Held-to-maturity securities, maturing after ten years, weighted average yield	1.21%
Held-to-maturity securities, total, weighted average yield	2.02%
Total investment securities amortized cost	61,019	57,561
Total investment securities, percentage	83.10%	82.00%
Asset-Backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	7
Available-for-sale, securities maturing after one through five year, amortized cost	36
Available-for-sale, securities maturing after five through ten year, amortized cost	568
Available-for-sale securities, total, amortized cost	611
Available-for-sale, securities maturing within one year, fair value	9
Available-for-sale, securities maturing after one through five year, fair value	46
Available-for-sale, securities maturing after five through ten year, fair value	579
Available-for-sale securities, total, fair value	634
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3.4
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	7.4
Available-for-sale securities, maturing after ten years, weighted average maturity in years	18.6
Available-for-sale securities, total, weighted average maturity in years	7.1
Available-for-sale securities, maturing in one year or less, weighted average yield	0.21%
Available for sale securities, maturing after one year through five years weighted average yield	6.31%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	2.33%
Available-for-sale securities, maturing after ten years, weighted average yield	5.83%
Available-for-sale securities, total, weighted average yield	2.54%
Held-to-maturity securities, maturities after one year through five years, amortized cost	11
Held-to-maturity securities, maturities after five years through ten years, amortized cost	8
Held-to-maturity securities, maturities after ten years, amortized cost	7
Held-to-maturity securities, total, amortized cost	26
Held-to-maturity securities, maturities within one year, fair value	4
Held to maturity securities, maturities after one year through five years, fair value	10
Held-to-maturity securities, maturities after five year through ten years, fair value	9
Held-to-maturity securities, maturities after ten years, fair value	16
Held-to-maturity securities, Fair Value	39
Held-to-maturity securities, maturing in one year or less, weighted average maturity years	0.2
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.3
Held to maturity securities, maturing after five year through ten years, weighted average maturity in years	6.6
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	22.3
Held-to-maturity securities, total, weighted average maturity in years	9.5
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.26%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	0.65%
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	0.67%
Held-to-maturity securities, maturing after ten years, weighted average yield	0.78%
Held-to-maturity securities, total, weighted average yield	0.70%
Total investment securities amortized cost	637	949
Total investment securities, percentage	0.90%	1.40%
Obligations of state and political subdivisions [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	24
Available-for-sale, securities maturing after one through five year, amortized cost	5,293
Available-for-sale, securities maturing after five through ten year, amortized cost	729
Available-for-sale, securities maturing after ten years, amortized cost	13
Available-for-sale securities, total, amortized cost	6,059
Available-for-sale, securities maturing within one year, fair value	24
Available-for-sale, securities maturing after one through five year, fair value	5,646
Available-for-sale, securities maturing after five through ten year, fair value	772
Available-for-sale, securities maturing after ten years, fair value	13
Available-for-sale securities, total, fair value	6,455
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.3
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3.5
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	7.8
Available-for-sale securities, maturing after ten years, weighted average maturity in years	17
Available-for-sale securities, total, weighted average maturity in years	4.1
Available-for-sale securities, maturing in one year or less, weighted average yield	7.68%
Available for sale securities, maturing after one year through five years weighted average yield	6.73%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	5.85%
Available-for-sale securities, maturing after ten years, weighted average yield	16.15%
Available-for-sale securities, total, weighted average yield	6.65%
Held-to-maturity securities, maturities after one year through five years, amortized cost	5
Held-to-maturity securities, maturities after five years through ten years, amortized cost	3
Held-to-maturity securities, maturities after ten years, amortized cost	12
Held-to-maturity securities, total, amortized cost	20
Held-to-maturity securities, maturities within one year, fair value
Held to maturity securities, maturities after one year through five years, fair value	6
Held-to-maturity securities, maturities after five year through ten years, fair value	3
Held-to-maturity securities, maturities after ten years, fair value	12
Held-to-maturity securities, Fair Value	21
Held-to-maturity securities, maturing in one year or less, weighted average maturity years	0.7
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3
Held to maturity securities, maturing after five year through ten years, weighted average maturity in years	8.6
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	14.8
Held-to-maturity securities, total, weighted average maturity in years	10.8
Held-to-maturity securities, maturing in one year or less, weighted average yield	6.77%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	7.50%
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	7.36%
Held-to-maturity securities, maturing after ten years, weighted average yield	5.33%
Held-to-maturity securities, total, weighted average yield	6.16%
Total investment securities amortized cost	6,079	6,417
Total investment securities, percentage	8.30%	9.10%
Other debt securities and obligations of foreign government [Member]
Investment Securities [Line Items]
Available-for-sale, securities maturing within one year, amortized cost	55
Available-for-sale, securities maturing after one through five year, amortized cost	6
Available-for-sale, securities maturing after ten years, amortized cost	759
Available-for-sale securities, total, amortized cost	820
Available-for-sale, securities maturing within one year, fair value	55
Available-for-sale, securities maturing after one through five year, fair value	6
Available-for-sale, securities maturing after ten years, fair value	676
Available-for-sale securities, total, fair value	737
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.1
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	1.2
Available-for-sale securities, maturing after ten years, weighted average maturity in years	22.3
Available-for-sale securities, total, weighted average maturity in years	20.6
Available-for-sale securities, maturing in one year or less, weighted average yield	6.45%
Available for sale securities, maturing after one year through five years weighted average yield	1.15%
Available-for-sale securities, maturing after ten years, weighted average yield	2.90%
Available-for-sale securities, total, weighted average yield	3.12%
Held-to-maturity securities, maturities within one year, amortized cost	2
Held-to-maturity securities, maturities after one year through five years, amortized cost	94
Held-to-maturity securities, maturities after five years through ten years, amortized cost	26
Held-to-maturity securities, total, amortized cost	122
Held-to-maturity securities, maturities within one year, fair value	2
Held to maturity securities, maturities after one year through five years, fair value	91
Held-to-maturity securities, maturities after five year through ten years, fair value	12
Held-to-maturity securities, maturities after ten years, fair value
Held-to-maturity securities, Fair Value	105
Held-to-maturity securities, maturing in one year or less, weighted average maturity years	0.3
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.2
Held to maturity securities, maturing after five year through ten years, weighted average maturity in years	7.8
Held-to-maturity securities, total, weighted average maturity in years	4.2
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.03%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.23%
Held-to-maturity securities, maturing after five year through ten years, weighted average yield	1.05%
Held-to-maturity securities, total, weighted average yield	1.19%
Total investment securities amortized cost	1,329	1,701
Total investment securities, percentage	1.80%	2.40%
Other Investments Including Perpetual Preferred Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, total, amortized cost	387
Available-for-sale securities, total, fair value	420
Available-for-sale securities, total, weighted average maturity in years	17
Available-for-sale securities, total, weighted average yield	2.53%
Held-to-maturity securities, total, fair value

Investment Securities - Investment Securities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011 Y	Dec. 31, 2010
Investment Securities [Line Items]
Federal statutory rate	35.00%	35.00%	35.00%
Weighted-average maturity of available-for-sale investment securities	4.1	5.2
Weighted-average yield of available-for-sale investment securities	2.93%	3.19%
Weighted average maturity of held-to-maturity investment securities	3.3	3.9
Weighted-average yield of held-to-maturity investment securities	1.94%	2.21%

Loans and Allowance for Credit Losses - Summary of Nonperforming Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Nonperforming Assets [Member]	Dec. 31, 2011 Nonperforming Assets [Member]	Dec. 31, 2010 Nonperforming Assets [Member]	Dec. 31, 2009 Nonperforming Assets [Member]	Dec. 31, 2008 Nonperforming Assets [Member]	Dec. 31, 2012 Commercial And Commercial Real Estate Loans [Member]	Dec. 31, 2012 Credit Card Other Retail And Residential Mortgages [Member]	Dec. 31, 2012 Covered Assets [Member]	Dec. 31, 2012 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2011 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2010 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2009 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2008 Nonperforming Assets Excluding Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2012 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2011 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2010 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2009 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]	Dec. 31, 2008 Nonperforming Assets Including Covered Assets [Member] Nonperforming Assets [Member]
Commercial
Commercial	$ 60,742	$ 50,734	$ 107	$ 280	$ 519	$ 866	$ 290
Lease financing	5,481	5,914	16	32	78	125	102
Total commercial	66,223	56,648	123	312	597	991	392
Commercial Real Estate
Commercial mortgages	31,005	29,664	308	354	545	581	294
Construction and development	5,948	6,187	238	545	748	1,192	780
Total commercial real estate	36,953	35,851	546	899	1,293	1,773	1,074
Residential Mortgages (b)	32,648	28,669	661	650	636	467	210
Credit Card	17,115	17,360	146	224	228	142	67
Other Retail
Retail leasing	5,419	5,118	1
Other			216	67	65	62	25
Total other retail	47,712	48,107	217	67	65	62	25
Total loans, excluding covered loans	212,021	195,048	1,693	2,152	2,819	3,435	1,768
Covered Loans	11,308	14,787	386	926	1,244	1,350	369
Total nonperforming loans	223,329	209,835	2,079	3,078	4,063	4,785	2,137
Other Real Estate (c)(d)			381	404	511	437	190
Covered Other Real Estate (d)			197	274	453	653	274
Other Assets			14	18	21	32	23
Total nonperforming assets	2,671		2,671	3,774	5,048	5,907	2,624	780	1,308	583
Total nonperforming assets, excluding covered assets			2,088	2,574	3,351	3,904	1,981
Accruing loans 90 days or more past due (b)											660	843	1,094	1,525	967	1,323	1,753	2,184	2,309	1,554
Nonperforming loans to total loans											0.80%	1.10%	1.57%	1.99%	1.02%	0.93%	1.47%	2.06%	2.46%	1.16%
Nonperforming assets to total loans plus other real estate (c)											0.98%	1.32%	1.87%	2.25%	1.14%	1.19%	1.79%	2.55%	3.02%	1.42%
Balance December 31, 2011	3,774		2,671	3,774	5,048	5,907	2,624	1,475	1,099	1,200
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	2,334							864	1,203	267
Advances on loans	46							46
Total additions	2,380							910	1,203	267
Reductions in nonperforming assets
Paydowns, payoffs	(1,610)							(711)	(301)	(598)
Net sales	(716)							(344)	(135)	(237)
Return to performing status	(216)							(43)	(137)	(36)
Charge-offs (e)	(941)							(507)	(421)	(13)
Total reductions	(3,483)							(1,605)	(994)	(884)
Net additions to (reductions in) nonperforming assets	(1,103)							(695)	209	(617)
Balance December 31, 2012	$ 2,671		$ 2,671	$ 3,774	$ 5,048	$ 5,907	$ 2,624	$ 780	$ 1,308	$ 583

Loans and Allowance for Credit Losses - Summary of Nonperforming Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Nonperforming Assets [Line Items]
Period of accruing loans excluded from nonperforming assets and related ratios	90 days
GNMA loans that are 90 days past due and continue to accrue interest	$ 3,200,000,000	$ 2,600,000,000	$ 2,600,000,000	$ 2,200,000,000	$ 1,100,000,000
Foreclosed GNMA loans that continue to accrue interest and excluded from nonperforming assets	$ 548,000,000	$ 692,000,000	$ 575,000,000	$ 359,000,000	$ 209,000,000

Shareholders' Equity - Regulatory Capital Ratios (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tier 1 capital	$ 31,203	$ 29,173
Total risk-based capital	37,780	36,067
Tier 1 capital Minimum	4.00%
Total risk-based capital Minimum	8.00%
Leverage Minimum	4.00%
Tier 1 capital Well Capitalized	6.00%
Total risk-based capital Well Capitalized	10.00%
Leverage Well Capitalized	5.00%
Total U.S. Bancorp [Member]
Tier 1 capital	31,203	29,173
As a percent of risk-weighted assets	10.80%	10.80%
As a percent of adjusted quarterly average assets (leverage ratio)	9.20%	9.10%
Total risk-based capital	$ 37,780	$ 36,067
As a percent of risk-weighted assets	13.10%	13.30%
U.S. Bank National Association [Member]
Tier 1 capital	10.60%	9.60%
Total risk-based capital	12.70%	12.50%
Leverage	9.00%	8.10%
U.S. Bank National Association ND [Member]
Tier 1 capital	15.80%	13.40%
Total risk-based capital	18.80%	16.40%
Leverage	14.70%	12.90%

Significant Accounting Policies - Line of Business Financial Performance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Income Statement
Securities gains (losses), net	$ (15)	$ (31)	$ (78)
Other intangibles	274	299	367
Total noninterest expense	10,456	9,911	9,383
Provision for credit losses	1,882	2,343	4,356
Net income	5,490	4,788	3,265
Net (income) loss attributable to noncontrolling interests	157	84	52
Net income attributable to U.S. Bancorp	5,647	4,872	3,317
Wholesale Banking and Commercial Real Estate [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	2,099	2,123
Net interest income (taxable-equivalent basis), Percent change	(1.10%)
Noninterest income	1,224	1,222
Noninterest income, Percent change	0.20%
Securities gains (losses), net, Percent change
Total net revenue	3,323	3,345
Total net revenue, Percent change	(0.70%)
Noninterest expense, Percent change	1.00%
Total noninterest expense, Percent change	0.90%
Income before provision and income taxes, Percent change	(1.60%)
Provision for credit losses, Percent change	(99.80%)
Income before income taxes, Percent change	23.60%
Income taxes and taxable-equivalent adjustment, Percent change	23.80%
Net income, Percent change	23.40%
Net (income) loss attributable to noncontrolling interests, Percent change
Net income attributable to U.S. Bancorp, Percent change	22.90%
Noninterest expense	1,266	1,254
Other intangibles	16	16
Total noninterest expense	1,282	1,270
Income before provision and income taxes	2,041	2,075
Provision for credit losses	1	424
Income before income taxes	2,040	1,651
Income taxes and taxable-equivalent adjustment	743	600
Net income	1,297	1,051
Net (income) loss attributable to noncontrolling interests		4
Net income attributable to U.S. Bancorp	1,297	1,055
Average Balance Sheet
Commercial	45,171	37,396
Commercial, Percent change	20.80%
Commercial real estate	19,658	19,293
Commercial real estate, Percent change	1.90%
Residential mortgages	59	67
Residential mortgages, Percent change	(11.90%)
Credit card, Percent change
Other retail	7	5
Other retail, Percent change	40.00%
Total loans, excluding covered loans	64,895	56,761
Total loans, excluding covered loans, Percent change	14.30%
Covered loans	914	1,493
Covered loans, Percent change	(38.80%)
Total loans	65,809	58,254
Total loans, Percent change	13.00%
Goodwill	1,604	1,604
Other intangible assets	36	52
Other intangible assets, Percent change	(30.80%)
Assets	71,698	64,088
Assets, Percent change	11.90%
Noninterest-bearing deposits	31,102	25,183
Noninterest-bearing deposits, Percent change	23.50%
Interest checking	10,343	12,687
Interest checking, Percent change	(18.50%)
Savings products	9,362	9,371
Savings products, Percent change	(0.10%)
Time deposits	17,161	14,523
Time deposits, Percent change	18.20%
Total deposits	67,968	61,764
Total deposits, Percent change	10.00%
Total U.S. Bancorp shareholders' equity	6,440	5,582
Total U.S. Bancorp shareholders' equity, Percent change	15.40%
Consumer and Small Business Banking [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	4,731	4,599
Net interest income (taxable-equivalent basis), Percent change	2.90%
Noninterest income	3,567	2,745
Noninterest income, Percent change	29.90%
Securities gains (losses), net, Percent change
Total net revenue	8,298	7,344
Total net revenue, Percent change	13.00%
Noninterest expense, Percent change	7.20%
Other intangibles, Percent change	(30.70%)
Total noninterest expense, Percent change	6.60%
Income before provision and income taxes, Percent change	24.50%
Provision for credit losses, Percent change	(16.60%)
Income before income taxes, Percent change	71.10%
Income taxes and taxable-equivalent adjustment, Percent change	71.50%
Net income, Percent change	70.90%
Net (income) loss attributable to noncontrolling interests, Percent change
Net income attributable to U.S. Bancorp, Percent change	71.00%
Noninterest expense	4,986	4,651
Other intangibles	52	75
Total noninterest expense	5,038	4,726
Income before provision and income taxes	3,260	2,618
Provision for credit losses	1,160	1,391
Income before income taxes	2,100	1,227
Income taxes and taxable-equivalent adjustment	765	446
Net income	1,335	781
Net (income) loss attributable to noncontrolling interests	(1)	(1)
Net income attributable to U.S. Bancorp	1,334	780
Average Balance Sheet
Commercial	8,218	7,391
Commercial, Percent change	11.20%
Commercial real estate	16,135	15,539
Commercial real estate, Percent change	3.80%
Residential mortgages	39,826	33,248
Residential mortgages, Percent change	19.80%
Credit card, Percent change
Other retail	45,596	45,760
Other retail, Percent change	(0.40%)
Total loans, excluding covered loans	109,775	101,938
Total loans, excluding covered loans, Percent change	7.70%
Covered loans	7,523	8,405
Covered loans, Percent change	(10.50%)
Total loans	117,298	110,343
Total loans, Percent change	6.30%
Goodwill	3,516	3,520
Goodwill, Percent change	(0.10%)
Other intangible assets	1,787	2,043
Other intangible assets, Percent change	(12.50%)
Assets	134,372	124,399
Assets, Percent change	8.00%
Noninterest-bearing deposits	20,510	17,941
Noninterest-bearing deposits, Percent change	14.30%
Interest checking	29,947	26,620
Interest checking, Percent change	12.50%
Savings products	43,431	40,555
Savings products, Percent change	7.10%
Time deposits	23,838	24,446
Time deposits, Percent change	(2.50%)
Total deposits	117,726	109,562
Total deposits, Percent change	7.50%
Total U.S. Bancorp shareholders' equity	11,279	9,433
Total U.S. Bancorp shareholders' equity, Percent change	19.60%
Wealth Management and Securities Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	354	355
Net interest income (taxable-equivalent basis), Percent change	(0.30%)
Noninterest income	1,122	1,052
Noninterest income, Percent change	6.70%
Total net revenue	1,476	1,407
Total net revenue, Percent change	4.90%
Noninterest expense, Percent change	6.50%
Other intangibles, Percent change	11.10%
Total noninterest expense, Percent change	6.60%
Income before provision and income taxes, Percent change	(1.70%)
Income before income taxes, Percent change	(4.60%)
Income taxes and taxable-equivalent adjustment, Percent change	(3.90%)
Net income, Percent change	(5.00%)
Net income attributable to U.S. Bancorp, Percent change	(5.00%)
Noninterest expense	1,152	1,082
Other intangibles	40	36
Total noninterest expense	1,192	1,118
Income before provision and income taxes	284	289
Provision for credit losses	15	7
Income before income taxes	269	282
Income taxes and taxable-equivalent adjustment	98	102
Net income	171	180
Net income attributable to U.S. Bancorp	171	180
Average Balance Sheet
Commercial	1,347	1,068
Commercial, Percent change	26.10%
Commercial real estate	587	576
Commercial real estate, Percent change	1.90%
Residential mortgages	399	386
Residential mortgages, Percent change	3.40%
Other retail	1,524	1,535
Other retail, Percent change	(0.70%)
Total loans, excluding covered loans	3,857	3,565
Total loans, excluding covered loans, Percent change	8.20%
Covered loans	11	12
Covered loans, Percent change	(8.30%)
Total loans	3,868	3,577
Total loans, Percent change	8.10%
Goodwill	1,473	1,463
Goodwill, Percent change	0.70%
Other intangible assets	171	184
Other intangible assets, Percent change	(7.10%)
Assets	6,528	6,008
Assets, Percent change	8.70%
Noninterest-bearing deposits	14,511	9,688
Noninterest-bearing deposits, Percent change	49.80%
Interest checking	3,950	3,199
Interest checking, Percent change	23.50%
Savings products	23,505	21,637
Savings products, Percent change	8.60%
Time deposits	5,090	5,548
Time deposits, Percent change	(8.30%)
Total deposits	47,056	40,072
Total deposits, Percent change	17.40%
Total U.S. Bancorp shareholders' equity	2,232	2,081
Total U.S. Bancorp shareholders' equity, Percent change	7.30%
Payment Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	1,548	1,354
Net interest income (taxable-equivalent basis), Percent change	14.30%
Noninterest income	3,192	3,242
Noninterest income, Percent change	(1.50%)
Total net revenue	4,740	4,596
Total net revenue, Percent change	3.10%
Noninterest expense, Percent change	3.40%
Other intangibles, Percent change	(3.50%)
Total noninterest expense, Percent change	2.80%
Income before provision and income taxes, Percent change	3.40%
Provision for credit losses, Percent change	36.80%
Income before income taxes, Percent change	(4.50%)
Income taxes and taxable-equivalent adjustment, Percent change	(4.50%)
Net income, Percent change	(4.60%)
Net (income) loss attributable to noncontrolling interests, Percent change	5.00%
Net income attributable to U.S. Bancorp, Percent change	(4.50%)
Noninterest expense	1,836	1,776
Other intangibles	166	172
Total noninterest expense	2,002	1,948
Income before provision and income taxes	2,738	2,648
Provision for credit losses	695	508
Income before income taxes	2,043	2,140
Income taxes and taxable-equivalent adjustment	744	779
Net income	1,299	1,361
Net (income) loss attributable to noncontrolling interests	(38)	(40)
Net income attributable to U.S. Bancorp	1,261	1,321
Average Balance Sheet
Commercial	5,962	5,640
Commercial, Percent change	5.70%
Credit card	16,653	16,084
Credit card, Percent change	3.50%
Other retail	810	898
Other retail, Percent change	(9.80%)
Total loans, excluding covered loans	23,425	22,622
Total loans, excluding covered loans, Percent change	3.50%
Covered loans	5	5
Total loans	23,430	22,627
Total loans, Percent change	3.50%
Goodwill	2,360	2,362
Goodwill, Percent change	(0.10%)
Other intangible assets	690	791
Other intangible assets, Percent change	(12.80%)
Assets	29,576	27,936
Assets, Percent change	5.90%
Noninterest-bearing deposits	643	673
Noninterest-bearing deposits, Percent change	(4.50%)
Interest checking	1,192	320
Savings products	39	30
Savings products, Percent change	30.00%
Total deposits	1,874	1,023
Total deposits, Percent change	83.20%
Total U.S. Bancorp shareholders' equity	5,686	5,280
Total U.S. Bancorp shareholders' equity, Percent change	7.70%
Treasury and Corporate Support [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	2,237	1,917
Net interest income (taxable-equivalent basis), Percent change	16.70%
Noninterest income	229	530
Noninterest income, Percent change	(56.80%)
Securities gains (losses), net	(15)	(31)
Securities gains (losses), net, Percent change	51.60%
Total net revenue	2,451	2,416
Total net revenue, Percent change	1.40%
Noninterest expense, Percent change	11.00%
Total noninterest expense, Percent change	11.00%
Income before provision and income taxes, Percent change	(3.70%)
Provision for credit losses, Percent change	(15.40%)
Income before income taxes, Percent change	(3.60%)
Income taxes and taxable-equivalent adjustment, Percent change	(20.90%)
Net income, Percent change	(1.90%)
Net (income) loss attributable to noncontrolling interests, Percent change	62.00%
Net income attributable to U.S. Bancorp, Percent change	3.10%
Noninterest expense	942	849
Total noninterest expense	942	849
Income before provision and income taxes	1,509	1,567
Provision for credit losses	11	13
Income before income taxes	1,498	1,554
Income taxes and taxable-equivalent adjustment	110	139
Net income	1,388	1,415
Net (income) loss attributable to noncontrolling interests	196	121
Net income attributable to U.S. Bancorp	1,584	1,536
Average Balance Sheet
Commercial	132	121
Commercial, Percent change	9.10%
Commercial real estate	125	106
Commercial real estate, Percent change	17.90%
Residential mortgages	6	10
Residential mortgages, Percent change	(40.00%)
Other retail	1	1
Total loans, excluding covered loans	264	238
Total loans, excluding covered loans, Percent change	10.90%
Covered loans	4,705	6,388
Covered loans, Percent change	(26.30%)
Total loans	4,969	6,626
Total loans, Percent change	(25.00%)
Other intangible assets	4	5
Other intangible assets, Percent change	(20.00%)
Assets	100,675	95,833
Assets, Percent change	5.10%
Noninterest-bearing deposits	475	371
Noninterest-bearing deposits, Percent change	28.00%
Interest checking	1	1
Savings products	133	180
Savings products, Percent change	(26.10%)
Time deposits	477	186
Total deposits	1,086	738
Total deposits, Percent change	47.20%
Total U.S. Bancorp shareholders' equity	11,974	9,824
Total U.S. Bancorp shareholders' equity, Percent change	21.90%
Consolidated Company [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	10,969	10,348
Net interest income (taxable-equivalent basis), Percent change	6.00%
Noninterest income	9,334	8,791
Noninterest income, Percent change	6.20%
Securities gains (losses), net	(15)	(31)
Securities gains (losses), net, Percent change	51.60%
Total net revenue	20,288	19,108
Total net revenue, Percent change	6.20%
Noninterest expense, Percent change	5.90%
Other intangibles, Percent change	(8.40%)
Total noninterest expense, Percent change	5.50%
Income before provision and income taxes, Percent change	6.90%
Provision for credit losses, Percent change	(19.70%)
Income before income taxes, Percent change	16.00%
Income taxes and taxable-equivalent adjustment, Percent change	19.10%
Net income, Percent change	14.70%
Net (income) loss attributable to noncontrolling interests, Percent change	86.90%
Net income attributable to U.S. Bancorp, Percent change	15.90%
Noninterest expense	10,182	9,612
Other intangibles	274	299
Total noninterest expense	10,456	9,911
Income before provision and income taxes	9,832	9,197
Provision for credit losses	1,882	2,343
Income before income taxes	7,950	6,854
Income taxes and taxable-equivalent adjustment	2,460	2,066
Net income	5,490	4,788
Net (income) loss attributable to noncontrolling interests	157	84
Net income attributable to U.S. Bancorp	5,647	4,872
Average Balance Sheet
Commercial	60,830	51,616
Commercial, Percent change	17.90%
Commercial real estate	36,505	35,514
Commercial real estate, Percent change	2.80%
Residential mortgages	40,290	33,711
Residential mortgages, Percent change	19.50%
Credit card	16,653	16,084
Credit card, Percent change	3.50%
Other retail	47,938	48,199
Other retail, Percent change	(0.50%)
Total loans, excluding covered loans	202,216	185,124
Total loans, excluding covered loans, Percent change	9.20%
Covered loans	13,158	16,303
Covered loans, Percent change	(19.30%)
Total loans	215,374	201,427
Total loans, Percent change	6.90%
Goodwill	8,953	8,949
Goodwill, Percent change	0.00%
Other intangible assets	2,688	3,075
Other intangible assets, Percent change	(12.60%)
Assets	342,849	318,264
Assets, Percent change	7.70%
Noninterest-bearing deposits	67,241	53,856
Noninterest-bearing deposits, Percent change	24.90%
Interest checking	45,433	42,827
Interest checking, Percent change	6.10%
Savings products	76,470	71,773
Savings products, Percent change	6.50%
Time deposits	46,566	44,703
Time deposits, Percent change	4.20%
Total deposits	235,710	213,159
Total deposits, Percent change	10.60%
Total U.S. Bancorp shareholders' equity	$ 37,611	$ 32,200
Total U.S. Bancorp shareholders' equity, Percent change	16.80%

Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 M D Y Segment
Property, Plant and Equipment [Line Items]
Number of reportable operating segments	5
Threshold limit for equity investments accounted for as available for sale securities	20.00%
Minimum ownership percentage for significant influence under equity method investments	20.00%
Maximum ownership percentage for significant influence under equity method investments	50.00%
Minimum ownership percentage required to treat investments as equity method investments in Limited partnerships and limited liability companies	5.00%
Period for capturing full economic cycle in the evaluation	12 years
Impairment loan threshold for allowance in which loans are individually analyzed	$ 5
Minimum due period for treating non collection of interest or principal as nonaccrual status for commercial loans	90
Minimum period beyond which revolving consumer lines and credit cards are charged off	180
Minimum period beyond which loans secured by 1-4 Family Properties are charged down to fair value of the collateral securing the loan less costs to sell	180
Minimum period beyond which closed-end consumer loans other than loans secured by family properties are charged off	120
Maximum restructuring period under credit card loan financial difficulty modifications	60
Maximum restructuring period under credit card loan temporary financial hardship modifications	Up to 12 months
Unrealized difference between actual experience and expected returns	12
Junior Lien [Member]
Property, Plant and Equipment [Line Items]
Number of past days for nonaccrual status	120 days
First Lien [Member]
Property, Plant and Equipment [Line Items]
Number of past days for nonaccrual status	180 days
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years

Business Combinations and Divestitures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 First Community Bank of New Mexico [Member] Branch	Jan. 31, 2012 BankEast Acquisition [Member]	Nov. 30, 2012 Alternative Investment Solutions Acquisition [Member]	Dec. 31, 2012 FSV Acquisition [Member]
Business Acquisition [Line Items]
Number of branches acquired	38
Value of asset acquired	$ 1,800	$ 261	$ 108	$ 243
Value of liability acquired	2,100	252	3	28
Total cash acquired	412
Gain on the transaction	$ 46

Restrictions on Cash and Due from Banks - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Minimum average reserve balances to be maintain at bank subsidiaries	$ 1.7	$ 1.7
Balances held at the federal reserve	$ 0.9	$ 8.5

Investment Securities - Investment Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	$ 34,389	$ 18,877
Held-to-maturity securities, Unrealized Gains	590	383
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	(3)	(6)
Held-to-maturity securities, Unrealized Losses Other	(24)	(38)
Held-to-maturity securities, Fair Value	34,952	19,216
U.S. Treasury and Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	3,154	2,560
Held-to-maturity securities, Unrealized Gains	27	35
Held-to-maturity securities, Fair Value	3,181	2,595
Collateralized debt/loan obligation asset-backed securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	7	52
Held-to-maturity securities, Unrealized Gains	15	13
Held-to-maturity securities, Unrealized Losses Other		(2)
Held-to-maturity securities, Fair Value	22	63
Asset Backed Securities Other [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	19	23
Held-to-maturity securities, Unrealized Gains	2	1
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	(3)	(6)
Held-to-maturity securities, Unrealized Losses Other	(1)	(1)
Held-to-maturity securities, Fair Value	17	17
Obligations of state and political subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	20	23
Held-to-maturity securities, Unrealized Gains	1	1
Held-to-maturity securities, Unrealized Losses Other		(1)
Held-to-maturity securities, Fair Value	21	23
Obligations of foreign governments [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	7	7
Held-to-maturity securities, Fair Value	7	7
Other debt securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	115	121
Held-to-maturity securities, Unrealized Losses Other	(17)	(29)
Held-to-maturity securities, Fair Value	98	92
Residential Agency [Member] | Residential [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	31,064	16,085
Held-to-maturity securities, Unrealized Gains	545	333
Held-to-maturity securities, Unrealized Losses Other	(6)	(3)
Held-to-maturity securities, Fair Value	31,603	16,415
Residential Non-agency Non-prime [Member] | Residential [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	1	2
Held-to-maturity securities, Fair Value	1	2
Non-agency [Member] | Commercial Mortgage-backed securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	2	4
Held-to-maturity securities, Unrealized Losses Other		(2)
Held-to-maturity securities, Fair Value	$ 2	$ 2

Investment Securities - Investment Securities Available For Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	$ 39,040		$ 51,356
Available-for-sale securities, Unrealized Gains	1,246		1,272
Available-for-sale securities, Unrealized Losses Other-than-Temporary	(36)		(318)
Available-for-sale securities, Unrealized Losses Other	(111)		(373)
Available-for-sale securities, Fair Value	40,139	[1]	51,937	[1]
U.S. Treasury and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	1,211		1,045
Available-for-sale securities, Unrealized Gains	16		13
Available-for-sale securities, Unrealized Losses Other	(1)		(1)
Available-for-sale securities, Fair Value	1,226		1,057
Collateralized debt/loan obligation asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	32		180
Available-for-sale securities, Unrealized Gains	10		31
Available-for-sale securities, Unrealized Losses Other-than-Temporary			(3)
Available-for-sale securities, Unrealized Losses Other			(2)
Available-for-sale securities, Fair Value	42		206
Asset Backed Securities Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	579		694
Available-for-sale securities, Unrealized Gains	14		16
Available-for-sale securities, Unrealized Losses Other-than-Temporary			(5)
Available-for-sale securities, Unrealized Losses Other	(1)		(24)
Available-for-sale securities, Fair Value	592		681
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	6,059		6,394
Available-for-sale securities, Unrealized Gains	396		167
Available-for-sale securities, Unrealized Losses Other			(22)
Available-for-sale securities, Fair Value	6,455		6,539
Obligations of foreign governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	6		6
Available-for-sale securities, Fair Value	6		6
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	814		1,000
Available-for-sale securities, Unrealized Gains	2		1
Available-for-sale securities, Unrealized Losses Other	(85)		(174)
Available-for-sale securities, Fair Value	731		827
Perpetual preferred securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	205		379
Available-for-sale securities, Unrealized Gains	27		25
Available-for-sale securities, Unrealized Losses Other	(14)		(86)
Available-for-sale securities, Fair Value	218		318
Other Investment [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	182		188
Available-for-sale securities, Unrealized Gains	20		15
Available-for-sale securities, Unrealized Losses Other			(1)
Available-for-sale securities, Fair Value	202		202
Residential Agency [Member] | Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	28,754		39,337
Available-for-sale securities, Unrealized Gains	746		981
Available-for-sale securities, Unrealized Losses Other	(5)		(4)
Available-for-sale securities, Fair Value	29,495		40,314
Residential Non-agency Prime [Member] | Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	641		911
Available-for-sale securities, Unrealized Gains	3		5
Available-for-sale securities, Unrealized Losses Other-than-Temporary	(16)		(63)
Available-for-sale securities, Unrealized Losses Other	(4)		(50)
Available-for-sale securities, Fair Value	624		803
Residential Non-agency Non-prime [Member] | Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	372		1,047
Available-for-sale securities, Unrealized Gains	4		9
Available-for-sale securities, Unrealized Losses Other-than-Temporary	(20)		(247)
Available-for-sale securities, Unrealized Losses Other	(1)		(7)
Available-for-sale securities, Fair Value	355		802
Commercial Agency [Member] | Commercial Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost	185		133
Available-for-sale securities, Unrealized Gains	8		7
Available-for-sale securities, Fair Value	193		140
Non-agency [Member] | Commercial Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost			42
Available-for-sale securities, Unrealized Gains			2
Available-for-sale securities, Unrealized Losses Other			(2)
Available-for-sale securities, Fair Value			$ 42

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.

Investment Securities - Investment Securities Available For Sale (Parenthetical) (Detail)	Dec. 31, 2012 CreditScore
Schedule of Available-for-sale Securities [Line Items]
Minimum weighted average credit score of prime securities	725
Maximum loan-to-value of prime securities	80.00%

Investment Securities - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011 Y
Available-for-sale agency mortgage-backed securities transferred to held-to-maturity	$ 11.7
Weighted-average maturity of the available-for-sale investment securities (in years)	4.1	5.2
Weighted-average yields of available-for-sale investment securities	2.93%	3.19%
Weighted-average maturity of the held-to-maturity investment securities (in years)	3.3	3.9
Weighted-average yields of held-to-maturity investment securities	1.94%	2.21%
Securities pledged	20.1	20.7
Securities pledged as collateral where counterparty has right to repledge or resell	$ 3.4	$ 7

Investment Securities - Amount of Interest Income from Taxable and Non-Taxable Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxable	$ 1,515	$ 1,517	$ 1,292
Non-taxable	277	303	309
Total interest income from investment securities	$ 1,792	$ 1,820	$ 1,601

Investment Securities - Amount of Gross Gains and Losses Realized through Sales of Available for Sale Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Realized gains	$ 158	$ 11	$ 21
Realized losses	(99)	(7)	(8)
Net realized gains (losses)	59	4	13
Income tax (benefit) on net realized gains (losses)	$ 23	$ 2	$ 5

Investment Securities - Accretable Balance of Structured Investment Securities and Other Investment Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accretable balance of the structured investment securities and other investment securities
Balance at beginning of period	$ 100	$ 139	$ 292
Additions			66
Disposals	(90)		(219)
Accretion	(11)	(17)	(29)
Other	1	(22)	29
Balance at end of period		$ 100	$ 139

Investment Securities - Summary of Other than Temporary Impairment by Investment Category (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other Gain (Losses)	$ 12	$ (25)	$ (66)
Held-to-maturity Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings			(2)
Total held to maturity other than temporary impairment			(2)
Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(74)	(35)	(89)
Other Gain (Losses)	12	(25)	(66)
Total Available for sale other-than-temporary impairment	(62)	(60)	(155)
Available-for-sale securities [Member] | Residential Non-agency Prime [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(12)	(3)	(5)
Other Gain (Losses)	(9)	(5)	(10)
Total Available for sale other-than-temporary impairment	(21)	(8)	(15)
Available-for-sale securities [Member] | Residential Non-agency Non-prime [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(33)	(24)	(63)
Other Gain (Losses)	21	(23)	(60)
Total Available for sale other-than-temporary impairment	(12)	(47)	(123)
Other asset-backed securities [Member] | Held-to-maturity Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings			(2)
Total held to maturity other than temporary impairment			(2)
Other asset-backed securities [Member] | Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(1)	(4)	(13)
Other Gain (Losses)	1	3	4
Total Available for sale other-than-temporary impairment		(1)	(9)
Commercial Non-Agency Mortgage-Backed Securities [Member] | Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(1)
Other Gain (Losses)	(1)
Total Available for sale other-than-temporary impairment	(2)
Collateralized debt/loan obligation asset-backed securities [Member] | Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings			(6)
Other Gain (Losses)			(1)
Total Available for sale other-than-temporary impairment			(7)
Obligations of state and political subdivisions [Member] | Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings		(4)
Total Available for sale other-than-temporary impairment		(4)
Perpetual preferred securities [Member] | Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings	(27)		(1)
Total Available for sale other-than-temporary impairment	(27)		(1)
Other Investments [Member] | Available-for-sale securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses Recorded in Earnings			(1)
Other Gain (Losses)			$ 1

Investment Securities - Summary of Ranges Used in Valuation of Non-Agency Mortgage-Backed Securities Other Than Temporarily Impaired (Detail)	Dec. 31, 2012	Dec. 31, 2011
Prime Minimum [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	6.00%	4.00%
Lifetime probability of default rates	3.00%	2.00%
Lifetime loss severity rates	40.00%	40.00%
Prime Maximum [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	22.00%	15.00%
Lifetime probability of default rates	6.00%	9.00%
Lifetime loss severity rates	50.00%	50.00%
Prime Average [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	14.00%	14.00%
Lifetime probability of default rates	4.00%	3.00%
Lifetime loss severity rates	47.00%	46.00%
Non-Prime Minimum [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	3.00%	2.00%
Lifetime probability of default rates	3.00%	1.00%
Lifetime loss severity rates	45.00%	8.00%
Non-Prime Maximum [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	10.00%	11.00%
Lifetime probability of default rates	10.00%	20.00%
Lifetime loss severity rates	65.00%	70.00%
Non-Prime Average [Member]
Principal Valuation Assumptions Debt Securities Other Than Temporarily Impaired [Line Items]
Estimated lifetime prepayment rates	6.00%	6.00%
Lifetime probability of default rates	7.00%	5.00%
Lifetime loss severity rates	56.00%	52.00%

Investment Securities - Changes in Credit Losses on Debt Securities Excluding Perpetual Preferred Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Balance at beginning of period	$ 298	$ 358	$ 335
Credit losses on securities not previously considered other-than-temporarily impaired	6	7	18
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	41	28	72
Total other-than-temporary impairment on debt securities	47	35	90
Increases in expected cash flows	(15)	(21)	(26)
Realized losses (a)	(39)	(73)	(60)
Credit losses on security sales and securities expected to be sold	(157)	(1)
Other			19
Balance at end of period	$ 134	$ 298	$ 358

Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investments Securities with Unrealized Losses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	$ 1,115
Unrealized Losses Less Than 12 Months	(6)
Fair Value 12 Months or Greater	109
Unrealized Losses 12 Months or Greater	(21)
Fair Value Total	1,224
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(27)
Fair Value Less Than 12 Months	3,794
Unrealized Losses Less Than 12 Months	(6)
Fair Value 12 Months or Greater	1,583
Unrealized Losses 12 Months or Greater	(141)
Fair Value Total	5,377
Unrealized Losses Total	(147)
U.S. Treasury and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	100
Fair Value Total	100
Fair Value Less Than 12 Months	400
Unrealized Losses Less Than 12 Months	(1)
Fair Value Total	400
Unrealized Losses Total	(1)
Residential [Member] | Residential Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	1,015
Unrealized Losses Less Than 12 Months	(6)
Fair Value Total	1,015
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(6)
Fair Value Less Than 12 Months	3,316
Unrealized Losses Less Than 12 Months	(5)
Fair Value 12 Months or Greater	173
Fair Value Total	3,489
Unrealized Losses Total	(5)
Residential [Member] | Residential Non-agency Prime [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	17
Fair Value 12 Months or Greater	404
Unrealized Losses 12 Months or Greater	(20)
Fair Value Total	421
Unrealized Losses Total	(20)
Residential [Member] | Residential Non-agency Non-prime [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or Greater	284
Unrealized Losses 12 Months or Greater	(21)
Fair Value Total	284
Unrealized Losses Total	(21)
Commercial Mortgage-backed securities [Member] | Non-agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or Greater	2
Fair Value Total	2
Asset Backed Securities Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or Greater	10
Unrealized Losses 12 Months or Greater	(4)
Fair Value Total	10
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(4)
Fair Value 12 Months or Greater	2
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	2
Unrealized Losses Total	(1)
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or Greater	97
Unrealized Losses 12 Months or Greater	(17)
Fair Value Total	97
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(17)
Fair Value Less Than 12 Months	5
Fair Value 12 Months or Greater	586
Unrealized Losses 12 Months or Greater	(85)
Fair Value Total	591
Unrealized Losses Total	(85)
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	48
Fair Value 12 Months or Greater	12
Fair Value Total	60
Obligations of foreign governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	6
Fair Value Total	6
Perpetual preferred securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or Greater	119
Unrealized Losses 12 Months or Greater	(14)
Fair Value Total	119
Unrealized Losses Total	(14)
Other Investment Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	2
Fair Value 12 Months or Greater	3
Fair Value Total	$ 5

Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investments Securities with Unrealized Losses (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale and held-to-maturity unrealized losses on residential non-agency mortgage-backed securities	$ 41

Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Commercial	$ 60,742	$ 50,734
Lease financing	5,481	5,914
Total commercial	66,223	56,648
Commercial Real Estate
Commercial mortgages	31,005	29,664
Construction and development	5,948	6,187
Total commercial real estate	36,953	35,851
Residential mortgages	32,648	28,669
Home equity loans, first liens	11,370	8,413
Total residential mortgages	44,018	37,082
Credit Card	17,115	17,360
Retail leasing	5,419	5,118
Home equity and second mortgages	16,726	18,131
Revolving credit	3,332	3,344
Installment	5,463	5,348
Automobile	12,593	11,508
Student	4,179	4,658
Total other retail	47,712	48,107
Total loans, excluding covered loans	212,021	195,048
Covered Loans	11,308	14,787
Total loans	$ 223,329	$ 209,835

Loans and Allowance for Credit Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans pledged at the Federal Home Loan Bank ("FHLB")	$ 74,100,000,000		$ 67,000,000,000
Loans pledged at the Federal Reserve Bank	48,600,000,000		47,200,000,000
Unearned interest and deferred fees and costs on loans	800,000,000		1,100,000,000
Fair value of impaired loans acquired in BankEast transaction		28,000,000
Receivables of impaired loans acquired in BankEast transaction		63,000,000
Cash Receivables of impaired loans acquired in BankEast transaction to be collected with interest		41,000,000
Fair value of non-impaired loans acquired in BankEast transaction		96,000,000
Receivables of Non-Impaired Loans Acquired in BankEast transaction		135,000,000
Cash Receivables of non-impaired loans acquired in BankEast transaction not expected to be collected		22,000,000
Outstanding balance of loans where trial period was unsuccessful and no longer eligible for a permanent modification	121,000,000
Purchased impaired loans nonperforming assets	82,000,000		189,000,000
Outstanding advances to joint venture	486,000,000		716,000,000
Residential mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans in trial period	156
Outstanding balance of loans in trial period	24,000,000
Estimated post-modification balance of loans in trial period	24,000,000
Home Equity and Second Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans in trial period	36
Outstanding balance of loans in trial period	2,000,000
Estimated post-modification balance of loans in trial period	2,000,000
Loans purchased from GNMA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of loans in trial period	583
Outstanding balance of loans in trial period	93,000,000
Estimated post-modification balance of loans in trial period	$ 85,000,000
Government National Mortgage Association [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period arrangement was unsuccessful	789

Loans and Allowance for Credit Losses - Changes in Accretable Balance for Purchased Impaired Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 2,619	$ 2,890	$ 2,845
Purchases	13	100
Accretion	(437)	(451)	(421)
Disposals	(208)	(67)	(27)
Reclassifications (to)/from nonaccretable difference (a)	454	184	536
Other (b)	(732)	(37)	(43)
Balance at end of period	$ 1,709	$ 2,619	$ 2,890

Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 5,014	$ 5,531	$ 5,264
Provision for credit losses	1,882	2,343	4,356
Loans charged off	2,527	3,229	4,496
Less recoveries of loans charged off	(430)	(386)	(315)
Net loans charged off	2,097	2,843	4,181
Net change for credit losses to be reimbursed by the FDIC	(33)	(17)	92
Other changes	(33)
Balance at end of period	4,733	5,014	5,531
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,010	1,104	1,208
Provision for credit losses	316	312	723
Loans charged off	378	516	918
Less recoveries of loans charged off	(103)	(110)	(91)
Net loans charged off	275	406	827
Balance at end of period	1,051	1,010	1,104
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,154	1,291	1,001
Provision for credit losses	(131)	361	1,135
Loans charged off	242	543	871
Less recoveries of loans charged off	(76)	(45)	(26)
Net loans charged off	166	498	845
Balance at end of period	857	1,154	1,291
Residential Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	927	820	672
Provision for credit losses	446	596	694
Loans charged off	461	502	554
Less recoveries of loans charged off	(23)	(13)	(8)
Net loans charged off	438	489	546
Balance at end of period	935	927	820
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	992	1,395	1,495
Provision for credit losses	571	431	1,100
Loans charged off	769	922	1,270
Less recoveries of loans charged off	(102)	(88)	(70)
Net loans charged off	667	834	1,200
Other changes	(33)
Balance at end of period	863	992	1,395
Other Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	831	807	871
Provision for credit losses	558	628	681
Loans charged off	666	733	863
Less recoveries of loans charged off	(125)	(129)	(118)
Net loans charged off	541	604	745
Balance at end of period	848	831	807
Total loans, excluding covered loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	4,914	5,417	5,247
Provision for credit losses	1,760	2,328	4,333
Loans charged off	2,516	3,216	4,476
Less recoveries of loans charged off	(429)	(385)	(313)
Net loans charged off	2,087	2,831	4,163
Other changes	(33)
Balance at end of period	4,554	4,914	5,417
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	100	114	17
Provision for credit losses	122	15	23
Loans charged off	11	13	20
Less recoveries of loans charged off	(1)	(1)	(2)
Net loans charged off	10	12	18
Net change for credit losses to be reimbursed by the FDIC	(33)	(17)	92
Balance at end of period	$ 179	$ 100	$ 114

Loans and Allowance for Credit Losses - Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance Balance at End of Year
Loans individually evaluated for impairment	$ 40	$ 80
TDRs collectively evaluated for impairment	754	839
Other loans collectively evaluated for impairment	3,771	4,016
Loans acquired with deteriorated credit quality	168	79
Total allowance for credit losses	4,733	5,014	5,531	5,264
Loan balance at end of year:
Loans individually evaluated for impairment	729	1,244
TDRs collectively evaluated for impairment	5,675	4,883
Other loans collectively evaluated for impairment	211,514	197,705
Loans acquired with deteriorated credit quality	5,411	6,003
Total loans	223,329	209,835
Commercial [Member]
Allowance Balance at End of Year
Loans individually evaluated for impairment	10	16
TDRs collectively evaluated for impairment	28	40
Other loans collectively evaluated for impairment	1,013	954
Total allowance for credit losses	1,051	1,010	1,104	1,208
Loan balance at end of year:
Loans individually evaluated for impairment	171	222
TDRs collectively evaluated for impairment	185	277
Other loans collectively evaluated for impairment	65,863	56,138
Loans acquired with deteriorated credit quality	4	11
Total loans	66,223	56,648
Commercial Real Estate [Member]
Allowance Balance at End of Year
Loans individually evaluated for impairment	30	61
TDRs collectively evaluated for impairment	29	33
Other loans collectively evaluated for impairment	791	1,057
Loans acquired with deteriorated credit quality	7	3
Total allowance for credit losses	857	1,154	1,291	1,001
Loan balance at end of year:
Loans individually evaluated for impairment	510	812
TDRs collectively evaluated for impairment	391	331
Other loans collectively evaluated for impairment	35,952	34,574
Loans acquired with deteriorated credit quality	100	134
Total loans	36,953	35,851
Residential Mortgages [Member]
Allowance Balance at End of Year
Loans individually evaluated for impairment		1
TDRs collectively evaluated for impairment	446	490
Other loans collectively evaluated for impairment	489	436
Total allowance for credit losses	935	927	820	672
Loan balance at end of year:
Loans individually evaluated for impairment		6
TDRs collectively evaluated for impairment	4,199	3,430
Other loans collectively evaluated for impairment	39,813	33,642
Loans acquired with deteriorated credit quality	6	4
Total loans	44,018	37,082
Credit Card [Member]
Allowance Balance at End of Year
TDRs collectively evaluated for impairment	153	219
Other loans collectively evaluated for impairment	710	773
Total allowance for credit losses	863	992	1,395	1,495
Loan balance at end of year:
TDRs collectively evaluated for impairment	442	584
Other loans collectively evaluated for impairment	16,673	16,776
Total loans	17,115	17,360
Other Retail [Member]
Allowance Balance at End of Year
TDRs collectively evaluated for impairment	97	57
Other loans collectively evaluated for impairment	751	774
Total allowance for credit losses	848	831	807	871
Loan balance at end of year:
TDRs collectively evaluated for impairment	313	148
Other loans collectively evaluated for impairment	47,399	47,959
Total loans	47,712	48,107
Total loans, excluding covered loans [Member]
Allowance Balance at End of Year
Loans individually evaluated for impairment	40	78
TDRs collectively evaluated for impairment	753	839
Other loans collectively evaluated for impairment	3,754	3,994
Loans acquired with deteriorated credit quality	7	3
Total allowance for credit losses	4,554	4,914	5,417	5,247
Loan balance at end of year:
Loans individually evaluated for impairment	681	1,040
TDRs collectively evaluated for impairment	5,530	4,770
Other loans collectively evaluated for impairment	205,700	189,089
Loans acquired with deteriorated credit quality	110	149
Total loans	212,021	195,048
Covered Loans [Member]
Allowance Balance at End of Year
Loans individually evaluated for impairment		2
TDRs collectively evaluated for impairment	1
Other loans collectively evaluated for impairment	17	22
Loans acquired with deteriorated credit quality	161	76
Total allowance for credit losses	179	100	114	17
Loan balance at end of year:
Loans individually evaluated for impairment	48	204
TDRs collectively evaluated for impairment	145	113
Other loans collectively evaluated for impairment	5,814	8,616
Loans acquired with deteriorated credit quality	5,301	5,854
Total loans	$ 11,308	$ 14,787

Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 218,204	$ 203,222
Accruing 30-89 Days Past Due	1,723	1,782
90 Days or More Past Due	1,323	1,753
Nonperforming	2,079	3,078
Total	223,329	209,835
Commercial loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	65,701	55,991
Accruing 30-89 Days Past Due	341	300
90 Days or More Past Due	58	45
Nonperforming	123	312
Total	66,223	56,648
Commercial real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	36,241	34,800
Accruing 30-89 Days Past Due	158	138
90 Days or More Past Due	8	14
Nonperforming	546	899
Total	36,953	35,851
Residential mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	42,728	35,664
Accruing 30-89 Days Past Due	348	404
90 Days or More Past Due	281	364
Nonperforming	661	650
Total	44,018	37,082
Credit card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	16,525	16,662
Accruing 30-89 Days Past Due	227	238
90 Days or More Past Due	217	236
Nonperforming	146	224
Total	17,115	17,360
Other retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	47,109	47,516
Accruing 30-89 Days Past Due	290	340
90 Days or More Past Due	96	184
Nonperforming	217	67
Total	47,712	48,107
Total loans, excluding covered loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	208,304	190,633
Accruing 30-89 Days Past Due	1,364	1,420
90 Days or More Past Due	660	843
Nonperforming	1,693	2,152
Total	212,021	195,048
Covered loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	9,900	12,589
Accruing 30-89 Days Past Due	359	362
90 Days or More Past Due	663	910
Nonperforming	386	926
Total	$ 11,308	$ 14,787

Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type (Parenthetical) (Detail) (Government National Mortgage Association [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Government National Mortgage Association [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 days past due purchased from Government National Mortgage Association mortgage pools whose payments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current	$ 441,000,000	$ 545,000,000
Loans 90 days or more past due purchased from Government National Mortgage Association mortgage pools whose payments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current	$ 3,200,000,000	$ 2,600,000,000

Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type and Company's Internal Credit Quality Rating (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 223,329	$ 209,835
Total outstanding commitments	451,841	423,565
Commercial loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	66,223	56,648
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	36,953	35,851
Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	44,018	37,082
Credit card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	17,115	17,360
Other retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	47,712	48,107
Total loans, excluding covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	212,021	195,048
Covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	11,308	14,787
Pass Internal Credit Rating [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	215,731	199,091
Total outstanding commitments	442,047	410,457
Pass Internal Credit Rating [Member] | Commercial loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	63,906	54,003
Pass Internal Credit Rating [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	34,096	30,733
Pass Internal Credit Rating [Member] | Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	42,897	35,814
Pass Internal Credit Rating [Member] | Credit card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	16,752	16,910
Pass Internal Credit Rating [Member] | Other retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	47,294	47,665
Pass Internal Credit Rating [Member] | Total loans, excluding covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	204,945	185,125
Pass Internal Credit Rating [Member] | Covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	10,786	13,966
Special Mention Criticized Internal Credit Rating [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,850	2,070
Total outstanding commitments	3,231	3,418
Special Mention Criticized Internal Credit Rating [Member] | Commercial loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,114	1,047
Special Mention Criticized Internal Credit Rating [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	621	793
Special Mention Criticized Internal Credit Rating [Member] | Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	18	19
Special Mention Criticized Internal Credit Rating [Member] | Other retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	36	24
Special Mention Criticized Internal Credit Rating [Member] | Total loans, excluding covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,789	1,883
Special Mention Criticized Internal Credit Rating [Member] | Covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	61	187
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,748	8,674
Total outstanding commitments	6,563	9,690
Classified Criticized [Member] | Commercial loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,203	1,598
Classified Criticized [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,236	4,325
Classified Criticized [Member] | Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,103	1,249
Classified Criticized [Member] | Credit card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	363	450
Classified Criticized [Member] | Other retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	382	418
Classified Criticized [Member] | Total loans, excluding covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,287	8,040
Classified Criticized [Member] | Covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	461	634
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,598	10,744
Total outstanding commitments	9,794	13,108
Total Criticized [Member] | Commercial loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,317	2,645
Total Criticized [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,857	5,118
Total Criticized [Member] | Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,121	1,268
Total Criticized [Member] | Credit card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	363	450
Total Criticized [Member] | Other retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	418	442
Total Criticized [Member] | Total loans, excluding covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	7,076	9,923
Total Criticized [Member] | Covered loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 522	$ 821

Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type and Company's Internal Credit Quality Rating (Parenthetical) (Detail) (Trouble Debt Restructure [Member], Government National Mortgage Association [Member], USD $)
In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trouble Debt Restructure [Member] | Government National Mortgage Association [Member]
Financing Receivable, Recorded Investment [Line Items]
Restructured GNMA loans that are classified with a pass rating	$ 2.4	$ 2
Loans 90 days or more past due purchased from Government National Mortgage Association mortgage pools whose payments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs, were classified as current	$ 3.2	$ 2.6

Loans and Allowance for Credit Losses - Summary of Impaired Loans by Portfolio Class (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	$ 7,659	$ 7,952
Unpaid Principal Balance	11,082	10,821
Valuation Allowance	838	1,005
Commitments to Lend Additional Funds	58	144
Commercial loan [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	404	657
Unpaid Principal Balance	1,200	1,437
Valuation Allowance	40	62
Commitments to Lend Additional Funds	39	68
Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	1,077	1,436
Unpaid Principal Balance	2,251	2,503
Valuation Allowance	70	124
Commitments to Lend Additional Funds	4	25
Residential mortgages [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	2,748	2,652
Unpaid Principal Balance	3,341	3,193
Valuation Allowance	415	482
Commitments to Lend Additional Funds		2
Credit card [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	442	584
Unpaid Principal Balance	442	584
Valuation Allowance	153	219
Other retail [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	443	188
Unpaid Principal Balance	486	197
Valuation Allowance	101	57
Commitments to Lend Additional Funds	3
Total loans, excluding GNMA and covered loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	5,114	5,517
Unpaid Principal Balance	7,720	7,914
Valuation Allowance	779	944
Commitments to Lend Additional Funds	46	95
Loans purchased from GNMA [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	1,778	1,265
Unpaid Principal Balance	1,778	1,265
Valuation Allowance	39	18
Covered loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	767	1,170
Unpaid Principal Balance	1,584	1,642
Valuation Allowance	20	43
Commitments to Lend Additional Funds	$ 12	$ 49

Loans and Allowance for Credit Losses - Summary of Impaired Loans by Portfolio Class (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Interest income recognized on impaired loans	$ 222
Interest income that would have been recognized on impaired loans at original contractual loan terms	$ 410

Loans and Allowance for Credit Losses - Additional Information on Impaired Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 7,740	$ 6,767	$ 5,159
Interest Income Recognized	340	186	99
Commercial loan [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	470	534	693
Interest Income Recognized	18	12	8
Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,314	1,537	1,601
Interest Income Recognized	43	18	2
Residential mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,717	2,557	2,297
Interest Income Recognized	130	100	72
Credit card [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	510	485	418
Interest Income Recognized	28	15	11
Other retail [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	301	164	150
Interest Income Recognized	19	5	6
Total loans, excluding GNMA and covered loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,312	5,277
Interest Income Recognized	238	150
Loans purchased from GNMA [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,448	710
Interest Income Recognized	73	25
Covered loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	980	780
Interest Income Recognized	$ 29	$ 11

Loans and Allowance for Credit Losses - Loans Modified as TDRs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 SecurityLoan	Dec. 31, 2011 SecurityLoan
Financing Receivable, Modifications [Line Items]
Number Loans	79,262	79,233
Pre-Modification Outstanding Loan Balance	$ 3,515	$ 4,518
Post-Modification Outstanding Loan Balance	3,394	4,515
Commercial loan [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	4,843	5,285
Pre-Modification Outstanding Loan Balance	307	456
Post-Modification Outstanding Loan Balance	272	427
Commercial real estate [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	312	506
Pre-Modification Outstanding Loan Balance	493	1,078
Post-Modification Outstanding Loan Balance	461	1,060
Residential mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	4,616	3,611
Pre-Modification Outstanding Loan Balance	638	708
Post-Modification Outstanding Loan Balance	623	704
Credit card [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	49,320	55,951
Pre-Modification Outstanding Loan Balance	241	322
Post-Modification Outstanding Loan Balance	255	321
Other retail [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	10,461	4,028
Pre-Modification Outstanding Loan Balance	279	73
Post-Modification Outstanding Loan Balance	275	72
Total loans, excluding GNMA and covered loans [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	69,552	69,381
Pre-Modification Outstanding Loan Balance	1,958	2,637
Post-Modification Outstanding Loan Balance	1,886	2,584
Loans purchased from GNMA [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	9,518	9,569
Pre-Modification Outstanding Loan Balance	1,280	1,277
Post-Modification Outstanding Loan Balance	1,245	1,356
Covered loans [Member]
Financing Receivable, Modifications [Line Items]
Number Loans	192	283
Pre-Modification Outstanding Loan Balance	277	604
Post-Modification Outstanding Loan Balance	$ 263	$ 575

Loans and Allowance for Credit Losses - Loans Modified as TDRs have Subsequently been Fully or Partially Charged-Off (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 SecurityLoan	Dec. 31, 2011 SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans	14,948	9,885
Amount Defaulted	$ 810	$ 419
Commercial loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	859	665
Amount Defaulted	48	26
Commercial real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	111	64
Amount Defaulted	232	67
Residential mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1,073	623
Amount Defaulted	146	127
Credit card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	9,774	7,108
Amount Defaulted	54	36
Other retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1,818	557
Amount Defaulted	56	13
Total loans, excluding GNMA and covered loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	13,635	9,017
Amount Defaulted	536	269
Loans purchased from GNMA [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1,245	857
Amount Defaulted	177	124
Covered loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	68	11
Amount Defaulted	$ 97	$ 26

Loans and Allowance for Credit Losses - Carrying Amount of Covered Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Covered Assets [Line Items]
Purchased Impaired Loans	$ 5,301	$ 5,854
Purchased Non-impaired Loans	4,727	6,407
Other Assets	1,477	2,800
Total	11,505	15,061
Commercial [Member]
Covered Assets [Line Items]
Purchased Impaired Loans		68
Purchased Non-impaired Loans	143	137
Total	143	205
Commercial Real Estate [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	1,323	1,956
Purchased Non-impaired Loans	2,695	4,037
Total	4,018	5,993
Residential Mortgages [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	3,978	3,830
Purchased Non-impaired Loans	1,109	1,360
Total	5,087	5,190
Credit Card [Member]
Covered Assets [Line Items]
Purchased Non-impaired Loans	5	6
Total	5	6
Other Retail [Member]
Covered Assets [Line Items]
Purchased Non-impaired Loans	775	867
Total	775	867
Losses reimbursable by FDIC [Member]
Covered Assets [Line Items]
Other Assets	1,280	2,526
Total	1,280	2,526
Covered Loans [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	5,301	5,854
Purchased Non-impaired Loans	4,727	6,407
Other Assets	1,280	2,526
Total	11,308	14,787
Foreclosed real estate [Member]
Covered Assets [Line Items]
Other Assets	197	274
Total	$ 197	$ 274

Leases - Components of Net Investment in Sales-Type and Direct Financing Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Aggregate future minimum lease payments to be received	$ 10,738	$ 10,882
Unguaranteed residual values accruing to the lessor's benefit	890	1,079
Unearned income	(1,123)	(1,332)
Initial direct costs	175	181
Total net investment in sales-type and direct financing leases	$ 10,680	$ 10,810

Leases - Components of Net Investment in Sales-Type and Direct Financing Leases (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Accumulated allowance for uncollectible minimum lease payments	$ 80	$ 91

Leases - Minimum Future Lease Payments to be Received from Sales-Type and Direct Financing Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
2013	$ 2,526
2014	3,474
2015	3,053
2016	1,090
2017	294
Thereafter	$ 301

Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Realized federal and state income tax credits on investments	$ 883,000,000	$ 756,000,000	$ 713,000,000
Amortization expense recorded in tax expense on tax-advantaged investments	482,000,000	278,000,000	228,000,000
Amortization expense recognized in other noninterest expense on tax-advantaged investments	523,000,000	528,000,000	546,000,000
Assets related to community development and tax-advantaged investment entities VIEs	7,100,000,000	5,600,000,000
Liabilities related to community development and tax-advantaged investment entities VIEs	5,200,000,000	4,000,000,000
Held-to-maturity investment securities related to the conduit, in balance sheet	144,000,000	202,000,000
Available-for-sale securities related to the tender option bond program	5,300,000,000	5,400,000,000
Short-term borrowings related to tender option bond program	5,000,000,000	5,300,000,000
Investment in an unconsolidated VIE of bottom of range	1,000,000	1,000,000
Investment in an unconsolidated VIE of top of range	58,000,000	37,000,000
Aggregate amount of investments in unconsolidated VIEs	1,900,000,000	1,800,000,000
Unfunded capital commitments related to unconsolidated VIEs	1,300,000,000	965,000,000
Company's maximum exposure to unconsolidated VIEs, including any tax implications	5,200,000,000	4,800,000,000
Company's maximum exposure to loss related to community development tax-advantaged investments	1,800,000,000	1,800,000,000
Company's maximum exposure previously recorded tax credits	$ 3,300,000,000	$ 3,000,000,000

Premises and Equipment - Premises and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Land	$ 534	$ 525
Buildings and improvements	3,222	3,144
Furniture, fixtures and equipment	2,543	2,449
Capitalized building and equipment leases	97	95
Construction in progress	42	44
Premises and equipment, gross	6,438	6,257
Less accumulated depreciation and amortization	(3,768)	(3,600)
Total	$ 2,670	$ 2,657

Mortgage Servicing Rights - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing Assets at Fair Value [Line Items]
Company serviced residential mortgage loan for others	$ 215,600,000,000	$ 191,100,000,000
Gain/Loss on the fair value of mortgage servicing rights and fair value changes of derivatives used to offset MSR	102,000,000	183,000,000	139,000,000
Loan servicing fees	$ 720,000,000	$ 651,000,000	$ 600,000,000

Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing Assets at Fair Value [Line Items]
Balance at beginning of period	$ 1,519	$ 1,837	$ 1,749
Rights purchased	42	35	65
Rights capitalized	957	619	639
Changes in fair value of MSRs
Due to fluctuations in market interest rates	(249)	(619)	(255)
Due to revised assumptions or models	(21)	33	6
Other changes in fair value	(548)	(386)	(367)
Balance at end of period	$ 1,700	$ 1,519	$ 1,837

Mortgage Servicing Rights - Sensitivity to Changes in Interest Rates to Fair Value of MSRs Portfolio and Related Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Down Scenario [Member] | MSR portfolio [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	$ (370)	$ (305)
Net fair value 50 basis points	(217)	(183)
Net fair value 25 basis points	(118)	(98)
Down Scenario [Member] | Derivative instrument hedges [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	473	378
Net fair value 50 basis points	249	204
Net fair value 25 basis points	124	104
Down Scenario [Member] | Net sensitivity
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	103	73
Net fair value 50 basis points	32	21
Net fair value 25 basis points	6	6
Up Scenario [Member] | MSR portfolio [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	480	460
Net fair value 50 basis points	249	223
Net fair value 25 basis points	126	107
Up Scenario [Member] | Derivative instrument hedges [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(486)	(445)
Net fair value 50 basis points	(243)	(217)
Net fair value 25 basis points	(121)	(107)
Up Scenario [Member] | Net sensitivity
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Net fair value 100 basis points	(6)	15
Net fair value 50 basis points	6	6
Net fair value 25 basis points	$ 5

Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Y BasisPoint Multiple	Dec. 31, 2011 BasisPoint Y Multiple	Dec. 31, 2010	Dec. 31, 2009
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 215,637	$ 191,082
Fair value	1,700	1,519	1,837	1,749
Value (bps)	79	79
Weighted-average servicing fees (bps)	31	31
Multiple (value/servicing fees)	2.55	2.55
Weighted-average note rate	4.54%	5.03%
Weighted-average age (in years)	2.6	2.8
Weighted-average expected prepayment (constant prepayment rate)	20.10%	21.30%
Weighted-average expected life (in years)	4.2	4
Weighted-average discount rate	10.40%	10.40%
MRBP [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	14,143	13,357
Fair value	154	155
Value (bps)	109	116
Weighted-average servicing fees (bps)	40	40
Multiple (value/servicing fees)	2.73	2.9
Weighted-average note rate	5.13%	5.50%
Weighted-average age (in years)	4.2	4.2
Weighted-average expected prepayment (constant prepayment rate)	13.20%	12.90%
Weighted-average expected life (in years)	6.1	6.4
Weighted-average discount rate	12.10%	12.10%
Government [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	39,048	32,567
Fair value	314	290
Value (bps)	80	89
Weighted-average servicing fees (bps)	33	36
Multiple (value/servicing fees)	2.42	2.47
Weighted-average note rate	4.57%	5.08%
Weighted-average age (in years)	2.4	2.5
Weighted-average expected prepayment (constant prepayment rate)	21.20%	21.10%
Weighted-average expected life (in years)	4.2	4
Weighted-average discount rate	11.40%	11.30%
Conventional
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	162,446	145,158
Fair value	$ 1,232	$ 1,074
Value (bps)	76	74
Weighted-average servicing fees (bps)	30	29
Multiple (value/servicing fees)	2.53	2.55
Weighted-average note rate	4.48%	4.97%
Weighted-average age (in years)	2.5	2.8
Weighted-average expected prepayment (constant prepayment rate)	20.40%	22.10%
Weighted-average expected life (in years)	4.1	3.8
Weighted-average discount rate	10.00%	10.00%

Intangible Assets - Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Merchant processing contracts [Member]	Dec. 31, 2011 Merchant processing contracts [Member]	Dec. 31, 2012 Merchant processing contracts [Member] Straight line method [Member]	Dec. 31, 2012 Merchant processing contracts [Member] Accelerated method [Member]	Dec. 31, 2012 Core deposit benefits [Member]	Dec. 31, 2011 Core deposit benefits [Member]	Dec. 31, 2012 Core deposit benefits [Member] Straight line method [Member]	Dec. 31, 2012 Core deposit benefits [Member] Accelerated method [Member]	Dec. 31, 2012 Trust relationships [Member]	Dec. 31, 2011 Trust relationships [Member]	Dec. 31, 2012 Trust relationships [Member] Straight line method [Member]	Dec. 31, 2012 Trust relationships [Member] Accelerated method [Member]	Dec. 31, 2012 Other identified intangibles [Member]	Dec. 31, 2011 Other identified intangibles [Member]	Dec. 31, 2012 Other identified intangibles [Member] Straight line method [Member]	Dec. 31, 2012 Other identified intangibles [Member] Accelerated method [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life							10 years	8 years			22 years	5 years			14 years	6 years			9 years	5 years
Amortization Method					SL/AC				SL/AC				SL/AC				SL/AC
Finite-Lived Intangible Assets					$ 281	$ 348			$ 176	$ 232			$ 149	$ 166			$ 400	$ 471
Goodwill	9,143	8,927	8,954	9,011
Mortgage servicing rights	1,700	1,519	1,837	1,749
Total	$ 11,849	$ 11,663

Intangible Assets - Aggregate Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 274	$ 299	$ 367
Merchant processing contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	74	90	102
Core deposit benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	60	81	102
Trust relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	39	35	49
Other identified intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 101	$ 93	$ 114

Intangible Assets - Estimated Amortization Expenses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 218
2014	171
2015	138
2016	111
2017	$ 91

Intangible Assets - Changes in Carrying Value of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 8,927	$ 8,954	$ 9,011
Goodwill acquired	208		14
Disposal			(57)
Other	8	(27)	(14)
Goodwill, Ending Balance	9,143	8,927	8,954
Wholesale Banking and Commercial Real Estate [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,605	1,605	1,605
Goodwill acquired
Disposal
Other
Goodwill, Ending Balance	1,605	1,605	1,605
Consumer and Small Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,514	3,535	3,526
Goodwill acquired			9
Disposal
Other		(21)
Goodwill, Ending Balance	3,514	3,514	3,535
Wealth Management and Securities Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,463	1,463	1,515
Goodwill acquired	65		5
Disposal			(57)
Other
Goodwill, Ending Balance	1,528	1,463	1,463
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,345	2,351	2,365
Goodwill acquired	143
Disposal
Other	8	(6)	(14)
Goodwill, Ending Balance	2,496	2,345	2,351
Treasury and Corporate Support [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance
Goodwill acquired
Disposal
Other
Goodwill, Ending Balance

Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Short-term borrowings	$ 26,302	$ 30,468	$ 32,557
Short-term borrowings, interest rate, at year end	0.57%	0.89%	0.99%
Short-term borrowings, average for the year	28,549	30,703	33,719
Short-term borrowings, interest rate, average for the year	1.57%	1.75%	1.65%
Federal funds purchased [Member]
Short-term Debt [Line Items]
Short-term borrowings	950	1,036	776
Short-term borrowings, interest rate, at year end	0.11%	0.11%	0.17%
Short-term borrowings, average for the year	1,338	968	2,180
Short-term borrowings, interest rate, average for the year	15.32%	22.61%	10.09%
Short-term borrowings maximum month end balance	2,467	1,172	6,034
Securities sold under agreements to repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	3,388	6,986	9,261
Short-term borrowings, interest rate, at year end	3.26%	3.35%	2.70%
Short-term borrowings, average for the year	4,942	7,483	9,211
Short-term borrowings, interest rate, average for the year	3.52%	3.22%	2.75%
Short-term borrowings maximum month end balance	5,922	9,071	9,261
Commercial paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	16,202	15,973	15,885
Short-term borrowings, interest rate, at year end	0.12%	0.12%	0.20%
Short-term borrowings, average for the year	15,806	15,204	15,349
Short-term borrowings, interest rate, average for the year	0.14%	0.15%	0.20%
Short-term borrowings maximum month end balance	17,385	16,768	15,981
Other short term borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	5,762	6,473	6,635
Short-term borrowings, interest rate, at year end	0.29%	0.26%	0.59%
Short-term borrowings, average for the year	6,463	7,048	6,979
Short-term borrowings, interest rate, average for the year	0.72%	0.77%	0.75%
Short-term borrowings maximum month end balance	$ 7,443	$ 7,514	$ 8,700

Short-Term Borrowings - Summary of Short-Term Borrowings (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Tax rate on interest	35.00%
Compensation expense included in federal funds purchased and short term borrowings rates	$ 203	$ 218	$ 216

Long-Term Debt - Summary of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 25,516	$ 31,953
Parent Company [Member]
Debt Instrument [Line Items]
Long-term debt	12,772	14,593
Parent Company [Member] | Junior subordinated debentures [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	3.44%
Debt Instrument Maturity Year	2016
Long-term debt	500	500
Parent Company [Member] | Subordinated notes [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	7.50%
Debt Instrument Maturity Year	2026
Long-term debt	199	199
Parent Company [Member] | Subordinated notes Two [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	2.95%
Debt Instrument Maturity Year	2022
Long-term debt	1,300
Parent Company [Member] | Convertible senior debentures one [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Variable Interest, Percentage Rate
Debt Instrument Maturity Year	2035
Long-term debt		10
Parent Company [Member] | Convertible senior debentures two [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Variable Interest, Percentage Rate
Debt Instrument Maturity Year	2036
Long-term debt		10
Parent Company [Member] | Convertible senior debentures three [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Variable Interest, Percentage Rate
Debt Instrument Maturity Year	2037
Long-term debt		21
Parent Company [Member] | Medium-term notes [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate Minimum Range	1.13%
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate Maximum Range	4.20%
Long-term debt	10,600	10,530
Parent Company [Member] | Medium-term notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2013
Parent Company [Member] | Medium-term notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2022
Parent Company [Member] | Medium-term notes one [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Variable Interest, Percentage Rate	0.69%
Debt Instrument Maturity Year	2012
Long-term debt		500
Parent Company [Member] | Junior Subordinated Debt Held By Unconsolidated Trusts [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate Minimum Range	6.30%
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate Maximum Range	6.63%
Long-term debt		2,691
Parent Company [Member] | Junior Subordinated Debt Held By Unconsolidated Trusts [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2039
Parent Company [Member] | Junior Subordinated Debt Held By Unconsolidated Trusts [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2067
Parent Company [Member] | Capitalized lease obligations, mortgage indebtedness and other [Member]
Debt Instrument [Line Items]
Long-term debt	173	132
Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	12,744	17,360
Subsidiaries [Member] | Capitalized lease obligations, mortgage indebtedness and other [Member]
Debt Instrument [Line Items]
Long-term debt	4,670	3,527
Subsidiaries [Member] | Subordinated notes three [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	6.30%
Debt Instrument Maturity Year	2014
Long-term debt	963	963
Subsidiaries [Member] | Subordinated notes four [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	4.95%
Debt Instrument Maturity Year	2014
Long-term debt	1,000	1,000
Subsidiaries [Member] | Subordinated notes five [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	4.80%
Debt Instrument Maturity Year	2015
Long-term debt	500	500
Subsidiaries [Member] | Subordinated notes six [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	4.38%
Debt Instrument Maturity Year	2017
Long-term debt		1,169
Subsidiaries [Member] | Subordinated notes seven [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	3.78%
Debt Instrument Maturity Year	2020
Long-term debt	500	500
Subsidiaries [Member] | Subordinated notes eight [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Variable Interest, Percentage Rate	0.62%
Debt Instrument Maturity Year	2014
Long-term debt	373	414
Subsidiaries [Member] | Federal Home Loan Bank advances [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate Minimum Range	0.50%
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate Maximum Range	8.25%
Long-term debt	16	3,710
Subsidiaries [Member] | Federal Home Loan Bank advances [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2013
Subsidiaries [Member] | Federal Home Loan Bank advances [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2026
Subsidiaries [Member] | Federal Home Loan Bank advances two [Member]
Debt Instrument [Line Items]
Long term Debt Percentage Bearing Variable Interest Rate Minimum Range	0.31%
Long term Debt Percentage Bearing Variable Interest Rate Maximum Range	0.58%
Long-term debt	4,579	4,332
Subsidiaries [Member] | Federal Home Loan Bank advances two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2014
Subsidiaries [Member] | Federal Home Loan Bank advances two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2022
Subsidiaries [Member] | Bank notes [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	5.92%
Debt Instrument Maturity Year	2012
Long-term debt		99
Subsidiaries [Member] | Banks notes two [Member]
Debt Instrument [Line Items]
Long term Debt Percentage Bearing Variable Interest Rate Minimum Range	0.06%
Long term Debt Percentage Bearing Variable Interest Rate Maximum Range	0.06%
Long-term debt	$ 143	$ 1,146
Subsidiaries [Member] | Banks notes two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2046
Subsidiaries [Member] | Banks notes two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2048

Long-Term Debt - Summary of Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2012 Medium-term notes [Member]	Dec. 31, 2011 Federal Home Loan Bank advances [Member]	Dec. 31, 2010 Bank notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	2.55%	0.36%	0.06%

Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Debenture sold by unconsolidated trust		$ 676,000,000
Junior subordinated debenture purchased by consolidated subsidiary		176,000,000
Remaining portion of debentures classified as junior subordinated Debentures		500,000,000
Debenture redeemed	11,415,000,000	3,300,000,000	8,394,000,000
Fixed rate junior subordinated debenture [Member]
Debt Instrument [Line Items]
Rate of junior subordinated debentures		5.54%
Debenture redeemed	2,700,000,000	618,000,000
Fixed rate interest payable for junior subordinated debentures, minimum	6.30%	5.75%
Fixed rate interest payable for junior subordinated debentures, maximum	6.63%	10.20%
Issuance of junior subordinate debenture	0	0
Federal Home Loan Bank And Federal Reserve Bank [Member]
Debt Instrument [Line Items]
Unused Borrowing Capacity under Federal Home Loan Bank and Federal Reserve Bank	$ 60,900,000,000	$ 56,400,000,000

Long-Term Debt - Maturities of Long-term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Maturities Of Long Term Debt [Line Items]
2013	$ 2,894
2014	4,133
2015	3,084
2016	4,007
2017	2,773
Thereafter	8,625
Total	25,516	31,953
Parent Company [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
2013	2,849
2014	1,499
2015	1,747
2016	1,948
2017	1,246
Thereafter	3,483
Total	$ 12,772	$ 14,593

Junior Subordinated Debentures - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Trust	Dec. 31, 2010 Fixed rate junior subordinated debenture [Member]	Dec. 31, 2012 USB Capital IX [Member]
Debt Instrument [Line Items]
Percentage of Common Equity Holding in wholly owned and sponsored USB Capital IX				100.00%
Issuance Trust	USB Capital IX
Debentures Redeemed			$ 575,000,000
Sale of Debentures		676,000,000
Value of preferred stock held by unconsolidated trust				676,000,000
Percentage of Common Equity Holding in Wholly owned and sponsored unconsolidated trusts		100.00%
Number of unconsolidated trusts formed for issuing Company-obligated mandatorily redeemable preferred securities		5
Debenture Amount		$ 2,700,000,000

Shareholders' Equity - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series F [Member]	Dec. 31, 2012 Series G [Member]	Dec. 31, 2012 Series F and Series G [Member]	Dec. 31, 2011 Series A [Member]	Dec. 31, 2010 Series A [Member]	Dec. 31, 2006 Series A [Member]	Dec. 31, 2006 Series B [Member]	Dec. 31, 2008 Series D [Member]
Number of common stock shares authorized	4,000,000,000	4,000,000,000
Number of preferred stock shares authorized	50,000,000	50,000,000
Number of common stock shares outstanding	1,900,000,000	1,900,000,000
Number of common stock shares for future issuance	126,000,000	126,000,000
Company issued depositary Preferred Stock shares representing an ownership interest			44,000	43,400		6,764	5,746		40,000	20,000
Liquidation preference per share			$ 25,000	$ 25,000		$ 100,000		$ 100,000	$ 25,000	$ 25,000
Preferred stock dividend rate variable percentage			4.47%	4.86%		1.02%		1.15%	0.60%	0.60%
Preferred stock dividend rate, fixed percentage			6.50%	6.00%		3.50%			3.50%	7.88%
Preferred stock dividend rate period			Three-month LIBOR plus	Three-month LIBOR plus		Three-month LIBOR plus		three-month LIBOR plus	Three-month LIBOR plus	Three-month LIBOR plus
Redemption period of preferred stock					90 days
Preferred stock redemption date			Jan 15, 2022	Apr 15, 2017
Estimated repurchase of common stock shares	54,000,000
Preferred stock shares issued								5,000

Shareholders' Equity - Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Shares Issued and Outstanding	159,910	72,510
Liquidation Preference	$ 4,936	$ 2,751
Discount	167	145
Carrying Amount	4,769	2,606
Series A [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	12,510	12,510
Liquidation Preference	1,251	1,251
Discount	145	145
Carrying Amount	1,106	1,106
Series B [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	40,000	40,000
Liquidation Preference	1,000	1,000
Carrying Amount	1,000	1,000
Series D [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	20,000	20,000
Liquidation Preference	500	500
Carrying Amount	500	500
Series F [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	44,000
Liquidation Preference	1,100
Discount	12
Carrying Amount	1,088
Series G [Member]
Class of Stock [Line Items]
Shares Issued and Outstanding	43,400
Liquidation Preference	1,085
Discount	10
Carrying Amount	$ 1,075

Shareholders' Equity - Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Par value of preference shares issued and outstanding	$ 1	$ 1

Shareholders' Equity - Common Stock Repurchased (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Repurchase Program [Line Items]
Common stock repurchased shares	59	22	1
Purchase of treasury stock	$ 1,878	$ 550	$ 16

Shareholders' Equity - Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholder's Equity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in unrealized gains and losses on securities available-for-sale	$ 491	$ 920	$ 277
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	12	(25)	(66)
Changes in unrealized gains on securities transferred from available-for-sale to held-to-maturity	173
Changes in unrealized gains (losses) on derivative hedges	(74)	(343)	(383)
Foreign currency translation	14	(16)	24
Reclassification to earnings of realized gains and losses	376	363	365
Unrealized gains (losses) on retirement plans	(543)	(464)	(197)
Total, before tax	449	435	20
Changes in unrealized gains and losses on securities available-for-sale	(188)	(351)	(105)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(5)	10	25
Changes in unrealized gains on securities transferred from available-for-sale to held-to-maturity	(66)
Changes in unrealized gains (losses) on derivative hedges	28	130	148
Foreign currency translation	(5)	6	(10)
Reclassification to earnings of realized gains and losses	(144)	(138)	(139)
Unrealized gains (losses) on retirement plans	208	177	76
Total, tax effect	(172)	(166)	(5)
Changes in unrealized gains and losses on securities available-for-sale	303	569	172
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	7	(15)	(41)
Changes in unrealized gains on securities transferred from available-for-sale to held-to-maturity	107
Changes in unrealized gains (losses) on derivative hedges	(46)	(213)	(235)
Foreign currency translation	9	(10)	14
Reclassification to earnings of realized gains and losses	232	225	226
Unrealized gains (losses) on retirement plans	(335)	(287)	(121)
Total other comprehensive income (loss)	277	269	15
Changes in unrealized gains and losses on securities available-for-sale	679	360	(213)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale
Changes in unrealized gains on securities transferred from available-for-sale to held-to-maturity	107
Changes in unrealized gains (losses) on derivative hedges	(404)	(489)	(414)
Foreign currency translation	(40)	(49)	(39)
Reclassification to earnings of realized gains and losses
Unrealized gains (losses) on retirement plans	(1,265)	(1,022)	(803)
Total	$ (923)	$ (1,200)	$ (1,469)

Shareholders' Equity - Components of Company's Regulatory Capital (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tier 1 Capital
Common shareholders' equity	$ 34,229	$ 31,372
Qualifying preferred stock	4,769	2,606
Qualifying trust preferred securities		2,675
Noncontrolling interests, less preferred stock not eligible for Tier 1 capital	685	687
Less intangible assets
Goodwill (net of deferred tax liability)	(8,351)	(8,239)
Other disallowed intangible assets	(829)	(905)
Other	700	977
Total Tier 1 Capital	31,203	29,173
Tier 2 Capital
Eligible portion of allowance for credit losses	3,609	3,412
Eligible subordinated debt	2,953	3,469
Other	15	13
Total Tier 2 Capital	6,577	6,894
Total Risk Based Capital	37,780	36,067
Risk-Weighted Assets	$ 287,611	$ 271,333

Earnings Per Share - Components of Earnings per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net income attributable to U.S. Bancorp	$ 5,647	$ 4,872	$ 3,317
Preferred dividends	(238)	(129)	(89)
Equity portion of gain on ITS exchange transaction, net of tax			118
Earnings allocated to participating stock awards	(26)	(22)	(14)
Net income applicable to U.S. Bancorp common shareholders	$ 5,383	$ 4,721	$ 3,332
Average common shares outstanding	1,887	1,914	1,912
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9	9	9
Average diluted common shares outstanding	1,896	1,923	1,921
Earnings per common share	$ 2.85	$ 2.47	$ 1.74
Diluted earnings per common share	$ 2.84	$ 2.46	$ 1.73

Earnings Per Share - Components of Earnings per Share (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Line Items]
Company exchanged depositary shares representing an ownership interest	5,746
Percentage of outstanding income trust securities exchanged for company's preferred stock	46.00%

Earnings Per Share - Additional Information (Detail) (Stock Option [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option [Member]
Earnings Per Share [Line Items]
Options outstanding of common shares	22	54	56

Employee Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Debt Securities [Member]	Dec. 31, 2011 Debt Securities [Member]	Dec. 31, 2012 Passive global equities [Member]	Dec. 31, 2011 Passive global equities [Member]	Dec. 31, 2012 Active global equities [Member]	Dec. 31, 2011 Active global equities [Member]	Dec. 31, 2012 Domestic equity securities mid cap [Member]	Dec. 31, 2011 Domestic equity securities mid cap [Member]	Dec. 31, 2012 Emerging markets equities [Member]	Dec. 31, 2011 Emerging markets equities [Member]	Dec. 31, 2012 Real estate equity securities [Member]	Dec. 31, 2011 Real estate equity securities [Member]	Dec. 31, 2013 Scenario, Forecast [Member]	Dec. 31, 2012 Qualified pension plans [Member]	Dec. 31, 2011 Qualified pension plans [Member]	Dec. 31, 2013 Qualified pension plans [Member] Scenario, Forecast [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Qualified employees maximum contribution to defined contribution savings plan allowed in percentage of annual compensation	75.00%
Company contribution to defined savings plan	Employee contributions are 100 percent matched by the Company, up to four percent of an employee's eligible annual compensation
Employee retirement savings plan matching expenses	$ 111	$ 103	$ 96
Vesting service period for defined benefit pension plan	3
Company contributions to qualified pension plans																	35	0	207
Non-qualified pension plans expected contribution by the employer																23
Asset allocation for the company's qualified pension plan				20.00%	10.00%	35.00%	45.00%	25.00%	25.00%	10.00%	10.00%	5.00%	5.00%	5.00%	5.00%
Plan assets of the qualified pension plans that have asset management arrangements with related parties	168	95
Cash collateral for borrowed securities	14	12
Obligation to return cash collateral	$ 20	$ 20

Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of measurement period	$ 3,261	$ 2,929
Service cost	129	119	93
Interest cost	168	169	155
Plan participants' contributions
Actuarial loss (gain)	681	177
Lump sum settlements	(33)	(28)
Benefit payments	(110)	(105)
Federal subsidy on benefits paid
Benefit obligation at end of measurement period	4,096	3,261	2,929
Balance at beginning of period	2,103	2,305
Actual return on plan assets	305	(90)
Employer contributions	56	21
Lump sum settlements	(33)	(28)
Balance at end of period	2,321	2,103	2,305
Funded (Unfunded) Status	(1,775)	(1,158)
Current benefit liability	(23)	(21)
Noncurrent benefit liability	(1,752)	(1,137)
Recognized amount	(1,775)	(1,158)
Net actuarial gain (loss)	(2,152)	(1,746)
Net prior service credit (cost)	21	25
Recognized amount	(2,131)	(1,721)
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of measurement period	170	181
Service cost	5	4	7
Interest cost	7	9	11
Plan participants' contributions	10	13
Actuarial loss (gain)	(26)	(15)
Lump sum settlements
Benefit payments	(26)	(25)
Federal subsidy on benefits paid	2	3
Benefit obligation at end of measurement period	142	170	181
Balance at beginning of period	120	131
Actual return on plan assets
Employer contributions	1	1
Balance at end of period	105	120	131
Funded (Unfunded) Status	(37)	(50)
Current benefit liability
Noncurrent benefit liability	(37)	(50)
Recognized amount	(37)	(50)
Net actuarial gain (loss)	84	67
Net prior service credit (cost)
Recognized amount	$ 84	$ 67

Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (Pension Plans [Member], USD $)
In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all pension plans	$ 3.8	$ 3

Employee Benefits - Pension Plans with Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 4,096	$ 3,261
Fair value of plan assets	2,321	2,103
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	3,776	2,986
Fair value of plan assets	$ 2,321	$ 2,066

Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans [Member]
Components of Net Periodic Benefit Cost
Service cost	$ 129	$ 119	$ 93
Interest cost	168	169	155
Expected return on plan assets	(191)	(207)	(215)
Prior service cost (credit) and transition obligation (asset) amortization	(4)	(9)	(12)
Actuarial loss (gain) amortization	161	125	64
Net periodic benefit cost	263	197	85
Net actuarial gain (loss) arising during the year	(567)	(474)	(203)
Net actuarial loss (gain) amortized during the year	161	125	64
Net prior service credit (cost) arising during the year
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(4)	(9)	(12)
Total recognized in other comprehensive income (loss)	(410)	(358)	(151)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(673)	(555)	(236)
Postretirement Welfare Plan [Member]
Components of Net Periodic Benefit Cost
Service cost	5	4	7
Interest cost	7	9	11
Expected return on plan assets	(2)	(5)	(5)
Prior service cost (credit) and transition obligation (asset) amortization
Actuarial loss (gain) amortization	(7)	(6)	(5)
Net periodic benefit cost	3	2	8
Net actuarial gain (loss) arising during the year	24	10	6
Net actuarial loss (gain) amortized during the year	(7)	(6)	(5)
Net prior service credit (cost) arising during the year
Net prior service cost (credit) and transition obligation (asset) amortized during the year
Total recognized in other comprehensive income (loss)	17	4	1
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 14	$ 2	$ (7)

Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Pre tax Estimated net loss/gain that will be amortized from accumulated other comprehensive income (loss)into net periodic benefit cost	$ 264
Pre tax estimated prior service cost for pension plan that will be amortized from accumulated other comprehensive income loss into net periodic benefit cost	(5)
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pre tax Estimated net loss/gain that will be amortized from accumulated other comprehensive income (loss)into net periodic benefit cost	$ (11)

Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effect on accumulated postretirement benefit obligation
One percent increase	$ 5	$ 8
One percent decrease	$ (5)	$ (8)
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.10%	5.10%
Rate of compensation increase	4.10%	4.10%
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	3.10%	4.30%
Rate of compensation increase
Prior to age 65 [Member]
Health care cost trend rate for the next year
Health care cost trend rate assumed for next fiscal year	8.00%	8.00%
After age 65 [Member]
Health care cost trend rate for the next year
Health care cost trend rate assumed for next fiscal year	8.00%	12.00%

Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011 Y
Postretirement Welfare Plan [Member] | Projected Benefit Obligation Assumptions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Duration of Plan	7.2	7.7
Qualified pension plans [Member] | Projected Benefit Obligation Assumptions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Duration of Plan	15.9	14.8
Non qualified pension plans [Member] | Projected Benefit Obligation Assumptions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Duration of Plan	12.2	11.4
Benefit Obligations [Member] | Prior to age 65 [Member] | 2019 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Assumed rate decrease	5.00%
Benefit Obligations [Member] | After age 65 [Member] | 2019 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Assumed rate decrease	5.00%

Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect on total of service cost and interest cost
One percent increase
One percent decrease
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	5.10%	5.70%	6.20%
Expected return on plan assets	8.00%	8.30%	8.50%
Rate of compensation increase	4.10%	4.00%	3.00%
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.30%	4.90%	5.60%
Expected return on plan assets	2.30%	3.50%	3.50%
Rate of compensation increase
Prior to age 65 [Member]
Health care cost trend rate
Health care cost trend rate	8.00%	8.00%	8.00%
After age 65 [Member]
Health care cost trend rate
Health care cost trend rate	12.00%	14.00%	14.00%

Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011 Y
Benefit Cost [Member] | Prior to age 65 [Member] | 2017 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Assumed rate decrease	5.50%
Benefit Cost [Member] | After age 65 [Member] | 2015 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Assumed rate decrease	6.00%
Postretirement Welfare Plan [Member] | Net Periodic Benefit Cost Assumptions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Duration of Plan	7.7	7.7
Qualified pension plans [Member] | Net Periodic Benefit Cost Assumptions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Duration of Plan	14.8	14
Non qualified pension plans [Member] | Net Periodic Benefit Cost Assumptions [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Duration of Plan	11.4	11

Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	$ 7	$ 7	$ 8	$ 7
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	2,321	2,103	2,305
Pension Plans [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	1,135	830
Pension Plans [Member] | Level 1 [Member] | Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	151	63
Pension Plans [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	1,196	1,280
Pension Plans [Member] | Level 2 [Member] | Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	114	36
Pension Plans [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	10	13
Pension Plans [Member] | Level 3 [Member] | Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	7	7
Pension Plans [Member] | Cash and cash equivalents [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	119	23
Pension Plans [Member] | Cash and cash equivalents [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Cash and cash equivalents [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Domestic equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	275	232
Pension Plans [Member] | Domestic equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Domestic equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Domestic mid-small cap equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	173	159
Pension Plans [Member] | Domestic mid-small cap equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Domestic mid-small cap equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | International equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	285	250
Pension Plans [Member] | International equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | International equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Real estate equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	132	103
Pension Plans [Member] | Real estate equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Real estate equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment funds domestic equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment funds domestic equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	400	509
Pension Plans [Member] | Collective investment funds domestic equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment fund domestic mid-small cap equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment fund domestic mid-small cap equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	59	53
Pension Plans [Member] | Collective investment fund domestic mid-small cap equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment fund emerging markets equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment fund emerging markets equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	61	51
Pension Plans [Member] | Collective investment fund emerging markets equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment funds international equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Collective investment funds international equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	362	455
Pension Plans [Member] | Collective investment funds international equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Money market [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Money market [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	7	6
Pension Plans [Member] | Money market [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Long-term debt securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Long-term debt securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	129	127
Pension Plans [Member] | Long-term debt securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Emerging markets equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Emerging markets equity securities [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	71	50
Pension Plans [Member] | Emerging markets equity securities [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Other [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Pension Plans [Member] | Other [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	(7)	(7)
Pension Plans [Member] | Other [Member] | Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	3	6
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	105	120	131
Postretirement Welfare Plan [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	105	120
Postretirement Welfare Plan [Member] | Level 1 [Member] | Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Cash and cash equivalents [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value	105	120
Postretirement Welfare Plan [Member] | Domestic equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Domestic mid-small cap equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | International equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Real estate equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Collective investment funds domestic equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Collective investment fund domestic mid-small cap equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Collective investment fund emerging markets equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Collective investment funds international equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Money market [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Long-term debt securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Emerging markets equity securities [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value
Postretirement Welfare Plan [Member] | Other [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Plan assets measured at fair value

Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Obligation to return cash collateral	$ 20	$ 20

Employee Benefits - Summarizes Changes for All Plan investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Balance at beginning of period	$ 7	$ 8	$ 7
Unrealized gains (losses) relating to assets still held at end of year	1		3
Purchases, sales, and settlements, net	(1)	(1)	(2)
Balance at end of period	7	7	8
Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Balance at beginning of period	6	6	6
Unrealized gains (losses) relating to assets still held at end of year	(2)	(9)
Purchases, sales, and settlements, net	(1)	9
Balance at end of period	$ 3	$ 6	$ 6

Employee Benefits - Expected Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2013	$ 161
2014	166
2015	174
2016	184
2017	190
2018 - 2022	1,096
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2013	16
2014	16
2015	17
2016	17
2017	17
2018 - 2022	80
Medicare Part D Subsidy [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2013	2
2014	2
2015	2
2016	2
2017	3
2018 - 2022	$ 14

Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Exercisable years from the date of grant	10
Shares available for grant under various plans (subject to adjustment for forfeitures)	58
Fair value of shares vested	$ 86	$ 72	$ 44
Stock-based compensation expense	129	118	113
Stock-based compensation after tax basis	80	73	70
Unrecognized compensation cost related to nonvested share-based arrangements granted under plans	$ 151
Cost expected to be recognized over a weighted-average period as compensation expense	2 years 4 months 24 days
Minimum [Member]
Stock and unit awards vesting years	3
Maximum [Member]
Stock and unit awards vesting years	5

Stock-Based Compensation - Summary of Stock Options Outstanding and Exercised Under Various Stock Options Plans (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stock Option Activity [Line Items]
Stock Options Outstanding at Beginning of the Period, Shares	75,823,941	85,622,705	88,379,469
Stock Options Granted, Shares	4,180,492	4,063,369	5,417,631
Stock Options Exercised, Shares	(15,681,323)	(8,508,107)	(5,769,586)
Stock Options Cancelled, Shares	(1,151,192)	(5,354,026)	(2,404,809)
Stock Options Outstanding at End of the Period, Shares	63,171,918	75,823,941	85,622,705
Stock Options Exercisable at End of Period, Shares	50,671,654	57,039,334	57,542,065
Weighted-Average Exercise Price Outstanding at Beginning of the Period	$ 27.6	$ 26.8	$ 26.49
Weighted Average Exercise Price Granted	$ 28.65	$ 28.66	$ 23.98
Weighted-Average Exercise Price Exercised	$ 23.12	$ 19.49	$ 19.38
Weighted-Average Exercise Price Cancelled	$ 24.9	$ 28.44	$ 27.03
Weighted-Average Exercise Price Outstanding at End of the Period	$ 28.83	$ 27.6	$ 26.8
Weighted-Average Exercise Price Exercisable	$ 30.12	$ 29.14	$ 28.28
Weighted Average Remaining Contractual Term, Outstanding at the End of the Period	4 years 10 months 24 days	5 years 2 months 12 days	5 years 6 months
Weighted Average Remaining Contractual Term, Exercisable	4 years 2 months 12 days	4 years 4 months 12 days	4 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding	$ 196	$ (42)	$ 15
Aggregate Intrinsic Value, Exercisable	$ 92	$ (120)	$ (76)

Stock-Based Compensation - Weighted Average Estimated Fair Value and Assumptions Utilized by Company for Newly Issued Grants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Estimated fair value	$ 10.19	$ 10.55	$ 8.36
Risk-free interest rates	0.90%	2.50%	2.50%
Dividend yield	2.60%	2.50%	3.00%
Stock volatility factor	0.49%	0.47%	0.47%
Expected life of options (in years)	5 years 6 months	5 years 6 months	5 years 6 months

Stock-Based Compensation - Summary of Certain Stock Option Activity of Company (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stock Option Activity [Line Items]
Fair value of options vested	$ 49	$ 54	$ 61
Intrinsic value of options exercised	143	61	35
Cash received from options exercised	362	165	112
Tax benefit realized from options exercised	$ 75	$ 23	$ 13

Stock-Based Compensation - Stock Options Outstanding Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Schedule Of Stock Options [Line Items]
Outstanding Options, Shares	63,171,918
Outstanding Options, Weighted average remaining contractual Life (Years)	4 years 10 months 24 days
Weighted Average Exercisable Price, Outstanding	$ 28.83
Exercisable Options, Shares	50,671,654
Exercisable Options, weighted- Average Exercisable Price	$ 30.12
Exercise Prices Range $11.02-$15.00 [Member]
Schedule Of Stock Options [Line Items]
Lower range limit of Exercise Prices	$ 11.02
Upper range limit of Exercise Prices	$ 15
Outstanding Options, Shares	6,877,581
Outstanding Options, Weighted average remaining contractual Life (Years)	6 years 1 month 6 days
Weighted Average Exercisable Price, Outstanding	$ 11.39
Exercisable Options, Shares	3,922,950
Exercisable Options, weighted- Average Exercisable Price	$ 11.37
Exercise Prices Range $15.01-$20.00 [Member]
Schedule Of Stock Options [Line Items]
Lower range limit of Exercise Prices	$ 15.01
Upper range limit of Exercise Prices	$ 20
Outstanding Options, Shares	186,439
Outstanding Options, Weighted average remaining contractual Life (Years)	3 years 8 months 12 days
Weighted Average Exercisable Price, Outstanding	$ 19.35
Exercisable Options, Shares	171,651
Exercisable Options, weighted- Average Exercisable Price	$ 19.47
Exercise Prices Range $20.01-$25.00 [Member]
Schedule Of Stock Options [Line Items]
Lower range limit of Exercise Prices	$ 20.01
Upper range limit of Exercise Prices	$ 25
Outstanding Options, Shares	4,241,644
Outstanding Options, Weighted average remaining contractual Life (Years)	7 years 1 month 6 days
Weighted Average Exercisable Price, Outstanding	$ 23.82
Exercisable Options, Shares	1,831,981
Exercisable Options, weighted- Average Exercisable Price	$ 23.79
Exercise Prices Range $25.01-$30.00 [Member]
Schedule Of Stock Options [Line Items]
Lower range limit of Exercise Prices	$ 25.01
Upper range limit of Exercise Prices	$ 30
Outstanding Options, Shares	17,691,503
Outstanding Options, Weighted average remaining contractual Life (Years)	5 years 4 months 24 days
Weighted Average Exercisable Price, Outstanding	$ 29.05
Exercisable Options, Shares	10,591,999
Exercisable Options, weighted- Average Exercisable Price	$ 29.36
Exercise Prices Range $30.01-$35.00 [Member]
Schedule Of Stock Options [Line Items]
Lower range limit of Exercise Prices	$ 30.01
Upper range limit of Exercise Prices	$ 35
Outstanding Options, Shares	24,669,720
Outstanding Options, Weighted average remaining contractual Life (Years)	4 years 2 months 12 days
Weighted Average Exercisable Price, Outstanding	$ 31.69
Exercisable Options, Shares	24,648,451
Exercisable Options, weighted- Average Exercisable Price	$ 31.69
Exercise Prices Range $35.01-$36.25 [Member]
Schedule Of Stock Options [Line Items]
Lower range limit of Exercise Prices	$ 35.01
Upper range limit of Exercise Prices	$ 36.25
Outstanding Options, Shares	9,505,031
Outstanding Options, Weighted average remaining contractual Life (Years)	4 years
Weighted Average Exercisable Price, Outstanding	$ 36.06
Exercisable Options, Shares	9,504,622
Exercisable Options, weighted- Average Exercisable Price	$ 36.06

Stock-Based Compensation - Summary of Status of Company's Restricted Shares of Stock and Unit Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding at beginning of period, shares	8,995,295	8,811,027	6,788,203
Granted, shares	3,085,077	3,136,086	4,398,660
Vested, shares	(2,931,820)	(2,552,979)	(1,862,228)
Cancelled, shares	(212,809)	(398,839)	(513,608)
Outstanding at end of period	8,935,743	8,995,295	8,811,027
Outstanding at beginning of period, weighted average grant-date fair value	$ 22.46	$ 19.74	$ 16.68
Granted, weighted average grant-date fair value	$ 28.7	$ 28.2	$ 24.05
Vested, weighted average grant-date fair value	$ 20.97	$ 20.15	$ 18.71
Cancelled, weighted average grant-date fair value	$ 25.01	$ 22.2	$ 20
Outstanding at end of period, weighted average grant-date fair value	$ 25.04	$ 22.46	$ 19.74

Income Taxes - Components of Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal
Current	$ 1,853	$ 907	$ 1,105
Deferred	45	689	(339)
Federal income tax	1,898	1,596	766
State
Current	334	186	200
Deferred	4	59	(31)
State income tax	338	245	169
Total income tax provision	$ 2,236	$ 1,841	$ 935

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal statutory rate	35.00%	35.00%	35.00%
Unrecognized tax positions that would impact the effective tax rate	$ 240	$ 220	$ 253
Unrecognized tax positions as a component of income taxes expense, accrued interest	39
Unrecognized tax positions as a component of income taxes expenses, recognized in interest	(8)	(2)	(6)
Federal, state and foreign net operating loss carryforwards	723
Federal, state and foreign net operating loss carryforwards, expiration date	Through 2032
Base year reserves included in retained earnings	$ 102

Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 35 Percent to Company's Applicable Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Tax at statutory rate	$ 2,704	$ 2,320	$ 1,470
State income tax, at statutory rates, net of federal tax benefit	220	159	110
Tax effect of
Tax credits, net of related expenses	(479)	(458)	(462)
Tax-exempt income	(219)	(226)	(214)
Noncontrolling interests	55	29	18
Other items	(45)	17	13
Total income tax provision	$ 2,236	$ 1,841	$ 935

Income Taxes - Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Position [Line Items]
Balance at beginning of period	$ 479	$ 532	$ 440
Additions for tax positions taken in prior years	73	24	116
Additions for tax positions taken in the current year	5	2	30
Exam resolutions	(245)	(70)
Statute expirations	(10)	(9)	(54)
Balance at end of period	$ 302	$ 479	$ 532

Income Taxes - Significant Components of Company's Net Deferred Tax Asset (Liability) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Allowance for credit losses	$ 1,756	$ 1,872
Pension and postretirement benefits	523	281
Accrued expenses	476	399
Stock compensation	183	203
Federal, state and foreign net operating loss carryforwards	60	26
Securities available-for-sale and financial instruments		85
Partnerships and other investment assets	395	571
Other deferred tax assets, net	180	96
Gross deferred tax assets	3,573	3,533
Deferred Tax Liabilities
Leasing activities	(2,792)	(3,048)
Goodwill and other intangible assets	(565)	(517)
Mortgage servicing rights	(490)	(522)
Securities available-for-sale and financial instruments	(232)
Loans	(168)	(175)
Fixed assets	(201)	(169)
Other deferred tax liabilities, net	(361)	(176)
Gross deferred tax liabilities	(4,809)	(4,607)
Valuation allowance	(84)	(51)
Net Deferred Tax Asset (Liability)	$ (1,320)	$ (1,125)

Derivative Instruments - Derivative Positions of Company (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative positions	$ 1,806	$ 1,913
Netting	(418)	(294)
Total	1,388	1,619
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivative positions	2,183	2,554
Netting	(1,549)	(1,889)
Total	$ 634	$ 665

Derivative Instruments - Derivative Positions of Company (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Cash and money market investments collateral posted by counterparties netted against derivative assets	$ 84,000,000	$ 88,000,000
Cash collateral posted by the Company netted against derivative liabilities	$ 1,200,000,000	$ 1,700,000,000

Derivative Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Total notional value of asset and liability management derivative positions	$ 62,000,000,000
Notional amount of asset and liability management derivative positions designated as fair value or cash flow or net investment hedge	12,800,000,000
Realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss)	404,000,000	489,000,000
Estimated loss to be reclassified from other comprehensive income (loss) into earnings for next 12 months	133,000,000
Forward commitments to sell mortgage loans	18,500,000,000
Hedged mortgage loans held for sale	7,400,000,000
Unfunded mortgage loan commitments	15,100,000,000
Fair value of derivatives under collateral agreements in a net liability position	1,600,000,000
Collateral posted by company netted against net liability position	$ 1,200,000,000

Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Detail) (Asset and Liability Management Positions [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Y	Dec. 31, 2011 Y
Fair value hedges [Member] | Interest rate contracts [Member] | Receive fixed/pay floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 500	$ 500
Fair Value, Assets	30	27
Derivative Asset Average Remaining Maturity Period	3.09	4.09
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Fair value hedges [Member] | Interest rate contracts [Member] | Foreign exchange cross-currency swaps [Member]
Derivative [Line Items]
Notional Value, Assets		688
Fair Value, Assets		17
Derivative Asset Average Remaining Maturity Period		5.17
Notional Value, Liabilities		432
Fair Value, Liabilities		23
Derivative Liability Average Remaining Maturity Period		5.17
Cash flow hedges [Member] | Interest rate contracts [Member] | Receive fixed/pay floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets	7,000	750
Fair Value, Assets	45
Derivative Asset Average Remaining Maturity Period	1.84	2.75
Notional Value, Liabilities		6,250
Fair Value, Liabilities		6
Derivative Liability Average Remaining Maturity Period		2.86
Cash flow hedges [Member] | Interest rate contracts [Member] | Pay fixed/receive floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets	32
Fair Value, Assets
Derivative Asset Average Remaining Maturity Period	9.88
Notional Value, Liabilities	4,528	4,788
Fair Value, Liabilities	718	803
Derivative Liability Average Remaining Maturity Period	3.79	4.03
Net investment hedges [Member] | Foreign exchange forward contracts [Member]
Derivative [Line Items]
Notional Value, Assets	758	708
Fair Value, Assets	1	4
Derivative Asset Average Remaining Maturity Period	0.07	0.08
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Other economic hedges [Member] | Receive fixed/pay floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets	350
Fair Value, Assets	1
Derivative Asset Average Remaining Maturity Period	10.21
Notional Value, Liabilities	3,775
Fair Value, Liabilities	14
Derivative Liability Average Remaining Maturity Period	10.21
Other economic hedges [Member] | Interest rate contracts [Member] | Receive fixed/pay floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets		2,625
Fair Value, Assets		9
Derivative Asset Average Remaining Maturity Period		10.21
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Other economic hedges [Member] | Interest rate contracts [Member] | Futures and forwards buy [Member]
Derivative [Line Items]
Notional Value, Assets	11,164	14,270
Fair Value, Assets	138	150
Derivative Asset Average Remaining Maturity Period	0.07	0.07
Notional Value, Liabilities	2,921	29
Fair Value, Liabilities	13
Derivative Liability Average Remaining Maturity Period	0.04	0.12
Other economic hedges [Member] | Interest rate contracts [Member] | Futures and forwards sell [Member]
Derivative [Line Items]
Notional Value, Assets	6,299	231
Fair Value, Assets	18	1
Derivative Asset Average Remaining Maturity Period	0.11	0.15
Notional Value, Liabilities	12,223	14,415
Fair Value, Liabilities	57	134
Derivative Liability Average Remaining Maturity Period	0.09	0.11
Other economic hedges [Member] | Interest rate contracts [Member] | Purchased options [Member]
Derivative [Line Items]
Notional Value, Assets	2,435	1,250
Fair Value, Assets
Derivative Asset Average Remaining Maturity Period	0.07	0.07
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Other economic hedges [Member] | Interest rate contracts [Member] | Written options [Member]
Derivative [Line Items]
Notional Value, Assets	4,991	4,421
Fair Value, Assets	123	80
Derivative Asset Average Remaining Maturity Period	0.12	0.1
Notional Value, Liabilities	4	11
Fair Value, Liabilities		1
Derivative Liability Average Remaining Maturity Period	0.06	0.13
Other economic hedges [Member] | Foreign exchange forward contracts [Member]
Derivative [Line Items]
Notional Value, Assets	618	307
Fair Value, Assets	4	1
Derivative Asset Average Remaining Maturity Period	0.03	0.08
Notional Value, Liabilities	1,383	1,414
Fair Value, Liabilities	6	11
Derivative Liability Average Remaining Maturity Period	0.01	0.08
Other economic hedges [Member] | Equity contracts [Member]
Derivative [Line Items]
Notional Value, Assets	31	54
Fair Value, Assets		1
Derivative Asset Average Remaining Maturity Period	2.8	1.05
Notional Value, Liabilities	27	10
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period	2.46	0.64
Other economic hedges [Member] | Credit contracts [Member]
Derivative [Line Items]
Notional Value, Assets	1,056	800
Fair Value, Assets	3	7
Derivative Asset Average Remaining Maturity Period	4.56	3.71
Notional Value, Liabilities	1,947	1,600
Fair Value, Liabilities	$ 10	$ 8
Derivative Liability Average Remaining Maturity Period	3.11	3.59

Derivative Instruments - Customer-Related Derivative Positions of Company (Detail) (Customer-Related Positions [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Y	Dec. 31, 2011 Y
Interest rate contracts [Member] | Receive fixed/pay floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 16,671	$ 16,230
Fair Value, Assets	1,085	1,216
Derivative Asset Average Remaining Maturity Period	4.78	4.98
Notional Value, Liabilities	1,090	523
Fair Value, Liabilities	15	1
Derivative Liability Average Remaining Maturity Period	9.3	2.52
Interest rate contracts [Member] | Pay fixed/receive floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets	928	99
Fair Value, Assets	14
Derivative Asset Average Remaining Maturity Period	11.12	1.81
Notional Value, Liabilities	16,923	16,206
Fair Value, Liabilities	1,042	1,182
Derivative Liability Average Remaining Maturity Period	4.74	5.1
Interest rate contracts [Member] | Purchased options [Member]
Derivative [Line Items]
Notional Value, Assets	3,046	2,660
Fair Value, Assets	16	26
Derivative Asset Average Remaining Maturity Period	5.24	6.11
Notional Value, Liabilities	28
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period	4.42
Interest rate contracts [Member] | Written options [Member]
Derivative [Line Items]
Notional Value, Assets	286
Fair Value, Assets
Derivative Asset Average Remaining Maturity Period	0.75
Notional Value, Liabilities	2,788	2,660
Fair Value, Liabilities	16	26
Derivative Liability Average Remaining Maturity Period	5.68	6.11
Foreign exchange contract [Member] | Purchased options [Member]
Derivative [Line Items]
Notional Value, Assets	323	127
Fair Value, Assets	6	5
Derivative Asset Average Remaining Maturity Period	0.55	0.41
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Foreign exchange contract [Member] | Written options [Member]
Derivative [Line Items]
Notional Value, Assets
Fair Value, Assets
Derivative Asset Average Remaining Maturity Period
Notional Value, Liabilities	323	127
Fair Value, Liabilities	6	5
Derivative Liability Average Remaining Maturity Period	0.55	0.41
Foreign exchange contract [Member] | Forwards, spots and swaps [Member]
Derivative [Line Items]
Notional Value, Assets	12,186	7,936
Fair Value, Assets	322	369
Derivative Asset Average Remaining Maturity Period	0.43	0.54
Notional Value, Liabilities	11,861	7,731
Fair Value, Liabilities	$ 286	$ 354
Derivative Liability Average Remaining Maturity Period	0.44	0.54

Derivative Instruments - Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow hedges [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ (46)	$ (213)	$ (235)
Derivative Instruments Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings	(131)	(138)	(148)
Net investment hedges [Member] | Foreign exchange forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(19)	34	(25)
Derivative Instruments Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
Net investment hedges [Member] | Non-derivative debt instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Losses) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	20
Derivative Instruments Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings

Derivative Instruments - Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate contracts [Member] | Other noninterest income expense [Member] | Fair value hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 3	$ (36)	$ (31)
Foreign exchange cross-currency swaps [Member] | Other noninterest income expense [Member] | Fair value hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	42	(69)	(193)
Futures and forwards interest rate contract [Member] | Mortgage banking revenue [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	437	23	831
Purchased and written options interest rate contract [Member] | Other noninterest income expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings			1
Purchased and written options interest rate contract [Member] | Mortgage banking revenue [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	854	456	425
Purchased and written options interest rate contract [Member] | Commercial products revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings			1
Receive fixed pay floating swaps interest rate contract [Member] | Other noninterest income expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(118)	302	201
Receive fixed pay floating swaps interest rate contract [Member] | Mortgage banking revenue [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	175	518
Pay fixed/receive floating swaps Interest rate contracts [Member] | Other noninterest income expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	124	(317)	(196)
Pay fixed/receive floating swaps Interest rate contracts [Member] | Mortgage banking revenue [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings		1
Foreign exchange forward contracts [Member] | Commercial products revenue [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(63)	(81)	(16)
Equity contracts [Member] | Compensation expense [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	2	1	1
Credit contracts [Member] | Other noninterest income expense [Member] | Other economic hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(8)		(6)
Forwards spots and swaps foreign exchange contract [Member] | Commercial products revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 50	$ 53	$ 49

Derivative Instruments - Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain losses on items hedged by fair value hedges	$ (3)	$ 29	$ 35
Foreign exchange contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain losses on items hedged by fair value hedges	$ (44)	$ 72	$ 193

Fair Values of Assets and Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value measurement transfers from one level to another	$ 0	$ 0	$ 0
Mortgage loans held for sale measured at fair value gain losses	287	15	(125)
Carrying value of unfunded commitments and standby letters of credit	415	381
Carrying value of other guarantees	$ 452	$ 359
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assumed minimum credit valuation adjustment as percentage of underlying fair value of underlying derivative contracts	0.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assumed maximum credit valuation adjustment as percentage of underlying fair value of underlying derivative contracts	90.00%
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assumed average credit valuation adjustment as percentage of underlying fair value of underlying derivative contracts	7.00%

Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Level 3 Available-for-Sale Investment Securities (Detail)	Dec. 31, 2012
Minimum [Member] | Residential Prime Non-Agency Mortgage-Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	5.00%
Lifetime probability of default rates
Lifetime loss severity rates	25.00%
Discount margin	2.00%
Minimum [Member] | Residential Non-Prime Non-Agency Mortgage-Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	2.00%
Lifetime probability of default rates	3.00%
Lifetime loss severity rates	15.00%
Discount margin	2.00%
Minimum [Member] | Asset Backed Securities Other [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates	4.00%
Lifetime loss severity rates	40.00%
Discount margin	18.00%
Maximum [Member] | Residential Prime Non-Agency Mortgage-Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	22.00%
Lifetime probability of default rates	6.00%
Lifetime loss severity rates	70.00%
Discount margin	6.00%
Maximum [Member] | Residential Non-Prime Non-Agency Mortgage-Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	10.00%
Lifetime probability of default rates	10.00%
Lifetime loss severity rates	70.00%
Discount margin	7.00%
Maximum [Member] | Asset Backed Securities Other [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates	4.00%
Lifetime loss severity rates	40.00%
Discount margin	18.00%
Average [Member] | Residential Prime Non-Agency Mortgage-Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	13.00%
Lifetime probability of default rates	3.00%
Lifetime loss severity rates	43.00%
Discount margin	4.00%
Average [Member] | Residential Non-Prime Non-Agency Mortgage-Backed Securities [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates	7.00%
Lifetime loss severity rates	54.00%
Discount margin	5.00%
Average [Member] | Asset Backed Securities Other [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Estimated lifetime prepayment rates	6.00%
Lifetime probability of default rates	4.00%
Lifetime loss severity rates	40.00%
Discount margin	18.00%

Fair Values of Assets and Liabilities - Valuation Assumption Ranges for MSRs (Detail)	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	20.10%	21.30%
Discount rate	10.40%	10.40%
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	13.00%
Discount rate	10.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	28.00%
Discount rate	14.00%
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected prepayment	20.00%
Discount rate	10.00%

Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Derivative Commitments (Detail)	Dec. 31, 2012 BasisPoint
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	17.00%
Inherent MSR value (basis points per loan)	54
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	100.00%
Inherent MSR value (basis points per loan)	192
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	79.00%
Inherent MSR value (basis points per loan)	109

Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage servicing rights	$ 1,700	$ 1,519	$ 1,837	$ 1,749
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	40,139	51,937
Mortgage loans held for sale	7,957	6,925
Mortgage servicing rights	1,700	1,519
Derivative assets	1,388	1,619
Other assets	480	613
Total	51,664	62,613
Derivative liabilities	634	665
Short-term borrowings	401	613
Total	1,035	1,278
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,226	1,057
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	193	140
Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	6,455	6,539
Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	6	6
Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	731	827
Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	218	318
Fair Value, Measurements, Recurring [Member] | Other investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	202	202
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	29,495	40,314
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	624	803
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	355	802
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	42	206
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	592	681
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed securities [Member] | Non-agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		42
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	678	755
Other assets	94	146
Total	772	901
Short-term borrowings	50	75
Total	50	75
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	491	562
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	187	193
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	38,458	49,289
Mortgage loans held for sale	7,957	6,925
Derivative assets	572	632
Other assets	386	467
Total	47,373	57,313
Derivative liabilities	2,128	2,501
Short-term borrowings	351	538
Total	2,479	3,039
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	735	495
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	193	140
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	6,455	6,539
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	6	6
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	722	818
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	218	318
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	15	9
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	29,495	40,314
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	42	86
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	577	564
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,003	1,893
Mortgage servicing rights	1,700	1,519
Derivative assets	1,234	1,281
Total	3,937	4,693
Derivative liabilities	55	53
Total	55	53
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	9	9
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	624	803
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	355	802
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		120
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	15	117
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed securities [Member] | Non-agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		42
Netting [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	(418)	(294)
Total	(418)	(294)
Derivative liabilities	(1,549)	(1,889)
Total	$ (1,549)	$ (1,889)

Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Residential Non-agency Prime [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 803	$ 1,103	$ 1,429
Net Gains (Losses) Included in Net Income	(10)	6	2
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	91	4	82
Sales	(109)	(115)
Principal Payments	(151)	(195)
End of Period Balance	624	803	1,103
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	65	(4)	76
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			(410)
Residential Non-agency Non-prime [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	802	947	968
Net Gains (Losses) Included in Net Income	(24)	(7)	(47)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	228	1	146
Sales	(562)	(13)
Principal Payments	(89)	(126)
End of Period Balance	355	802	947
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	80	1	145
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			(120)
Commercial Non-Agency Mortgage-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	42	50	13
Net Gains (Losses) Included in Net Income	1	3	2
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		(3)	3
Sales	(38)	(4)
Principal Payments	(5)	(4)
End of Period Balance		42	50
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period		(2)	3
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			32
Collateralized Loan Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	120	135	98
Net Gains (Losses) Included in Net Income	13	13	7
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	(8)	5
Sales	(104)
Principal Payments	(21)	(33)
End of Period Balance		120	135
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period		5	4
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			30
Asset Backed Securities Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	117	133	357
Net Gains (Losses) Included in Net Income	7	10	2
Net Gains (Losses) Included in Other Comprehensive Income (Loss)		(7)	11
Purchases	3	5
Sales	(93)
Principal Payments	(19)	(24)
End of Period Balance	15	117	133
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	2	(7)	12
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			(237)
Corporate debt securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance			10
Net Gains (Losses) Included in Net Income			(1)
End of Period Balance	9	9	9
Available-for-sale securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	1,893	2,377	3,106
Net Gains (Losses) Included in Net Income	(13)	25	(30)
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	311		252
Purchases	3	5
Sales	(906)	(132)
Principal Payments	(285)	(382)
End of Period Balance	1,003	1,893	2,377
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	147	(7)	240
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			(951)
Mortgage servicing rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	1,519	1,837	1,749
Net Gains (Losses) Included in Net Income	(818)	(972)	(616)
Purchases	42	35
Issuances	957	619
End of Period Balance	1,700	1,519	1,837
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(818)	(972)	(616)
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			704
Net derivative assets and liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	1,228	851	815
Net Gains (Losses) Included in Net Income	2,398	1,550	1,427
Purchases	3	1
Sales	(5)	(8)
Settlements	(2,445)	(1,166)
End of Period Balance	1,179	1,228	851
Net Change in Unrealized Gains (Losses) Relating to Assets Still Held at End of Period	(2,068)	(383)	(318)
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			(1,391)
Other investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance			231
Net Gains (Losses) Included in Net Income			5
Net Gains (Losses) Included in Other Comprehensive Income (Loss)			10
Net Total Purchase, Sales Principal Payments,Issuances and Settlements			$ (246)

Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net gains and losses on available for sale securities included in securities gains (losses)	$ (47)	$ (31)	$ (91)
Net gains and losses on available for sale securities included in interest income	34	56	61
Net gains and losses on net derivative assets and liabilities included in mortgage banking revenue	2,000	834	795
Net gains and losses on net derivative assets and liabilities included in noninterest income	359	716	632
Net change in net derivative assets and liabilities in unrealized gains (losses) included in noninterest income	109	262	483
Net change in net derivative assets and liabilities in unrealized gains (losses) included in mortgage banking revenue	$ 2,000	$ (645)	$ (801)

Fair Values of Assets and Liabilities - Adjusted Carrying Values for Assets Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Assets And Liabilities Measured On Recurring And Non Recurring Basis [Line Items]
Loans	$ 140	$ 168
Other assets	194	310
Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Recurring And Non Recurring Basis [Line Items]
Loans	140	168
Other assets	$ 194	$ 310

Fair Values of Assets and Liabilities - Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 68	$ 177	$ 363
Other assets	$ 160	$ 316	$ 309

Fair Values of Assets and Liabilities - Differences Between Aggregate Fair Value, Carrying Amount of MLHFS and Aggregate Unpaid Principal Amount (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Total loans	$ 7,957	$ 6,925
Nonaccrual loans	8	10
Loans 90 days or more past due	2	3
Aggregate Unpaid Principal [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Total loans	7,588	6,635
Nonaccrual loans	13	15
Loans 90 days or more past due	3	4
Excess of Carrying Amount Over (Under) Unpaid Principal [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Total loans	369	290
Nonaccrual loans	(5)	(5)
Loans 90 days or more past due	$ (1)	$ (1)

Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financial Assets
Cash and due from banks	$ 8,252		$ 13,962
Investment securities held-to-maturity	34,389	[1]	18,877	[1]
Loans	218,905		205,082
Financial Liabilities
Deposits	249,183		230,885
Long-term debt	25,516		31,953
Carrying Amount [Member]
Financial Assets
Cash and due from banks	8,252		13,962
Federal funds sold and securities purchased under resale agreements	437		64
Investment securities held-to-maturity	34,389		18,877
Mortgages held for sale			3
Other loans held for sale	19		228
Loans	218,905		205,082
Other financial instruments	7,367		6,095
Financial Liabilities
Deposits	249,183		230,885
Short-term borrowings	25,901		29,855
Long-term debt	25,516		31,953
Fair Value [Member]
Financial Assets
Cash and due from banks	8,252		13,962
Federal funds sold and securities purchased under resale agreements	437		64
Investment securities held-to-maturity	34,952		19,216
Mortgages held for sale			3
Other loans held for sale	19		228
Loans	220,494		206,646
Other financial instruments	7,385		6,140
Financial Liabilities
Deposits	249,594		231,184
Short-term borrowings	25,917		29,835
Long-term debt	26,205		32,664
Fair Value [Member] | Level 1 [Member]
Financial Assets
Cash and due from banks	8,252
Investment securities held-to-maturity	2,984
Fair Value [Member] | Level 2 [Member]
Financial Assets
Federal funds sold and securities purchased under resale agreements	437
Investment securities held-to-maturity	31,845
Other financial instruments	1,228
Financial Liabilities
Deposits	249,594
Short-term borrowings	25,917
Long-term debt	26,205
Fair Value [Member] | Level 3 [Member]
Financial Assets
Investment securities held-to-maturity	123
Other loans held for sale	19
Loans	220,494
Other financial instruments	$ 6,157

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.

Guarantees and Contingent Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liability related to remaining Visa Litigation, carrying amount	$ 65,000,000
Total rental expense for operating leases	295,000,000	291,000,000	277,000,000
Approx weighted-average term of potential future approximate payments guaranteed under standby letter of credit arrangements	20 months
Estimated fair value of standby letters of credit	83,000,000
Long-term borrowings maturity period	through 2013
Reserve For Potential Loss Related To Sale Or Syndication Of Tax-Advantage Investments	84,000,000
Representation and warranty reserve	240,000,000	160,000,000	180,000,000	72,000,000
Increase in representation and warranty reserve primarily due to an increase in the number of loans selected for repurchase review	80,000,000
Unresolved representation and warranty claims	131,000,000	105,000,000
Value of airline tickets purchased to deliver at future date	4,500,000,000
Company held collateral in escrow deposits, letters of credit and indemnities from financial institutions and liens on various assets	515,000,000
Company held collateral in merchant escrow deposits	17,000,000
Liability primarily related to airline processing arrangements	70,000,000
Merchant escrow deposit related to unresolved charge-backs	91,000,000
Guaranteed amount of short term loan related to consolidated variable interest entity	5,000,000,000
Collateralized available-for-sale securities related to tender option program	5,300,000,000
Settlement amount by the Company in exchange for a release of claims	55,000,000
Accrual of potential settlement related to mortgage activities	130,000,000
Amount to Be distributed to borrowers under settlement agreement	80,000,000
Standby letters of credit [Member]
Maximum potential payments	18,500,000,000
Securities lending indemnifications [Member]
Maximum potential payments	5,634,000,000
Assets held as collateral for commitments from securities lending arrangements	5,700,000,000
Contingent consideration arrangements [Member]
Maximum potential payments	14,000,000
Third-party borrowing arrangements [Member]
Maximum potential payments	303,000,000
Asset sales [Member]
Maximum potential payments	2,797,000,000
Merchant processing [Member]
Maximum potential payments	77,804,000,000
Recorded liability for potential losses with unresolved charge-backs	12,000,000
Minimum revenue guarantees [Member]
Maximum potential payments	17,000,000
Recorded liability for losses related to minimum revenue guarantees	15,000,000
Other [Member]
Maximum potential payments	3,466,000,000
Recorded liability for losses related to other financial performance guarantees	$ 19,000,000

Guarantees and Contingent Liabilities - Summary of Contract or Notional Amounts of Unfunded Commitments to Extend Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Contractual Obligation [Line Items]
Contract amount of commitments to extend credit for commercial and commercial real estate, Current	$ 23,486
Contract amount of commitments to extend credit for corporate and purchasing card, Current	19,737
Contract amount of commitments to extend credit for residential mortgages, Current	224
Contract amount of commitments to extend credit for retail credit cards, Current	65,207
Contract amount of commitments to extend credit for other retail, Current	9,947
Contract amount of commitments to extend credit for covered, current	59
Contract amount of commitments to extend credit for commercial and commercial real estate, Non-current	73,183
Contract amount of commitments to extend credit for corporate and purchasing card, Non-current
Contract amount of commitments to extend credit for residential mortgages, Non-Current	8
Contract amount of commitments to extend credit for retail credit cards, Non-current	408
Contract amount of commitments to extend credit for other retail, Non-current	16,628
Contract amount of commitments to extend credit for covered, Non-current	828
Contract amount of commitments to extend credit for commercial and commercial real estate, Total	96,669
Contract amount of commitments to extend credit for corporate and purchasing cards, Total	19,737
Contract amount of commitments to extend credit for residential mortgages, Total	232
Contract amount of commitments to extend credit for retail credit cards, Total	65,615
Contract amount of commitments to extend credit for other retail, Total	26,575
Contract amount of commitments to extend credit for covered, Total	$ 887

Guarantees and Contingent Liabilities - Summary of Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Lease Obligations And Operating Lease [Line Items]
Capital Leases, 2013	$ 10
Capital Leases, 2014	9
Capital Leases, 2015	7
Capital Leases, 2016	7
Capital Leases, 2017	5
Capital lease, Thereafter	25
Total minimum capital lease payments	63
Less amount representing interest	24
Present value of net minimum lease payments	39
Operating Leases, 2013	232
Operating Leases, 2014	208
Operating Leases, 2015	173
Operating Leases, 2016	139
Operating Leases, 2017	114
Operating Leases, Thereafter	432
Total minimum operating lease payments	$ 1,298

Guarantees and Contingent Liabilities - Summary of Other Guarantees and Contingent Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Guarantor Obligations [Line Items]
Carrying Amount	$ 452	$ 359
Standby letters of credit [Member]
Guarantor Obligations [Line Items]
Collateral Held
Carrying Amount	83
Maximum Potential Future Payments	18,481
Third-party borrowing arrangements [Member]
Guarantor Obligations [Line Items]
Collateral Held
Carrying Amount
Maximum Potential Future Payments	303
Securities lending indemnifications [Member]
Guarantor Obligations [Line Items]
Collateral Held	5,748
Carrying Amount
Maximum Potential Future Payments	5,634
Asset sales [Member]
Guarantor Obligations [Line Items]
Collateral Held
Carrying Amount	324
Maximum Potential Future Payments	2,797
Merchant processing [Member]
Guarantor Obligations [Line Items]
Collateral Held	623
Carrying Amount	82
Maximum Potential Future Payments	77,804
Contingent consideration arrangements [Member]
Guarantor Obligations [Line Items]
Collateral Held
Carrying Amount	12
Maximum Potential Future Payments	14
Tender option bond program guarantee [Member]
Guarantor Obligations [Line Items]
Collateral Held	5,337
Carrying Amount
Maximum Potential Future Payments	5,027
Minimum revenue guarantees [Member]
Guarantor Obligations [Line Items]
Collateral Held
Carrying Amount	15
Maximum Potential Future Payments	17
Other [Member]
Guarantor Obligations [Line Items]
Collateral Held
Carrying Amount	19
Maximum Potential Future Payments	$ 3,466

Guarantees and Contingent Liabilities - Summary of Contract or Notional Amounts of Letters of Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Guarantees And Letters Of Credit [Line Items]
Contract amount of commitments for standby letters of credit, Current	$ 7,958
Contract amount of commitments for standby letters of credit, Non-current	10,523
Contract amount of commitments for standby letters of credit, Total	18,481
Contract amount of commitments for commercial letters of credit, Current	273
Contract amount of commitments for commercial letters of credit, Non-current	43
Contract amount of commitments for commercial letters of credit, Total	$ 316

Guarantees and Contingent Liabilities - Company's Representation and Warranty Reserve (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Representation and Warranty Reserve, Beginning Balance	$ 160	$ 180	$ 72
Net realized losses	(120)	(137)	(93)
Additions to reserve	200	117	201
Representation and Warranty Reserve, Ending Balance	$ 240	$ 160	$ 180

U.S. Bancorp (Parent Company) - Condensed Statement of Financial Position of Parent Company Only (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets
Available-for-sale securities	$ 40,139	[1]	$ 51,937	[1]
Other assets	29,675		28,788
Total assets	353,855		340,122
Liabilities and Shareholders' Equity
Short-term funds borrowed	26,302		30,468		32,557
Long-term debt	25,516		31,953
Other liabilities	12,587		11,845
Shareholders' equity	38,998		33,978
Total liabilities and equity	353,855		340,122
Parent Company [Member]
Assets
Due from banks, principally interest-bearing	3,630		4,728
Available-for-sale securities	425		1,166
Investments in bank subsidiaries	38,007		33,179
Investments in nonbank subsidiaries	1,445		1,321
Advances to bank subsidiaries	6,173		6,094
Advances to nonbank subsidiaries	1,404		1,190
Other assets	1,550		1,481
Total assets	52,634		49,159
Liabilities and Shareholders' Equity
Short-term funds borrowed	134		29
Long-term debt	12,772		14,593
Other liabilities	730		559
Shareholders' equity	38,998		33,978
Total liabilities and equity	$ 52,634		$ 49,159

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.

U.S. Bancorp (Parent Company) - Condensed Income Statement of Parent Company Only (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expense
Interest on short-term funds borrowed	$ 442	$ 531	$ 548
Interest on long-term debt	1,005	1,145	1,103
Applicable income taxes	(2,236)	(1,841)	(935)
Net income attributable to U.S. Bancorp	5,647	4,872	3,317
Parent Company [Member]
Income
Dividends from bank subsidiaries	250	1,500
Dividends from nonbank subsidiaries	4	7	3
Interest from subsidiaries	96	101	109
Other income	149	134	105
Total income	499	1,742	217
Expense
Interest on short-term funds borrowed	1	1	1
Interest on long-term debt	392	424	366
Other expense	122	79	80
Total expense	515	504	447
Income before income taxes and equity in undistributed income of subsidiaries	(16)	1,238	(230)
Applicable income taxes	(85)	(83)	(70)
Income of parent company	69	1,321	(160)
Equity in undistributed income of subsidiaries	5,578	3,551	3,477
Net income attributable to U.S. Bancorp	$ 5,647	$ 4,872	$ 3,317

U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows of Parent Company Only (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,647	$ 4,872	$ 3,317
Adjustments to reconcile net income to net cash provided by operating activities
Net cash provided by operating activities	7,958	9,820	5,241
Investing Activities
Other, net	(1,261)	(1,070)	(936)
Net cash used in investing activities	(20,253)	(32,704)	(16,372)
Financing Activities
Proceeds from issuance of long-term debt	4,966	3,611	7,044
Principal payments or redemption of long-term debt	(11,415)	(3,300)	(8,394)
Fees paid on exchange of income trust securities for perpetual preferred stock			(4)
Proceeds from issuance of preferred stock	2,163	676
Proceeds from issuance of common stock	395	180	119
Repurchase of common stock	(1,856)	(514)
Cash dividends paid on preferred stock	(204)	(118)	(89)
Cash dividends paid on common stock	(1,347)	(817)	(383)
Net cash provided by financing activities	6,585	22,359	19,412
Change in cash and due from banks	(5,710)	(525)	8,281
Cash and due from banks at beginning of period	13,962	14,487	6,206
Cash and due from banks at end of period	8,252	13,962	14,487
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	5,647	4,872	3,317
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(5,578)	(3,551)	(3,477)
Other, net	(35)	12	130
Net cash provided by operating activities	34	1,333	(30)
Investing Activities
Proceeds from sales and maturities of investment securities	979	297	298
Purchases of investment securities	(35)	(36)	(63)
Investments in subsidiaries			(1,750)
Equity distributions from subsidiaries	845	77	58
Net (increase) decrease in short-term advances to subsidiaries	207	(4,613)	(253)
Long-term advances to subsidiaries	(500)		(300)
Principal collected on long-term advances to subsidiaries			300
Other, net	(22)	(3)	33
Net cash used in investing activities	1,474	(4,278)	(1,677)
Financing Activities
Net increase (decrease) in short-term borrowings	105	(31)	(782)
Proceeds from issuance of long-term debt	3,550	2,426	4,250
Principal payments or redemption of long-term debt	(5,412)	(851)	(5,250)
Fees paid on exchange of income trust securities for perpetual preferred stock			(4)
Proceeds from issuance of preferred stock	2,163	676
Proceeds from issuance of common stock	395	180	119
Repurchase of common stock	(1,856)	(514)
Cash dividends paid on preferred stock	(204)	(118)	(89)
Cash dividends paid on common stock	(1,347)	(817)	(383)
Net cash provided by financing activities	(2,606)	951	(2,139)
Change in cash and due from banks	(1,098)	(1,994)	(3,846)
Cash and due from banks at beginning of period	4,728	6,722	10,568
Cash and due from banks at end of period	$ 3,630	$ 4,728	$ 6,722

U.S. Bancorp (Parent Company) - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Line Items]
Loan Limits to the company or individual affiliate	10.00%
Maximum limit of loans to the Company and all affiliates	20.00%
Dividends available to the parent company	$ 7.9